                              [NATIONWIDE(R) LOGO]



                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9



                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002



                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                 [GASPER PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-9.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                              /S/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 76. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                            JUNE 30, 2002 (UNAUDITED)

ASSETS:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I (AIMBal)
          26,325 shares (cost $253,766) ...............................................        $       253,776

      AIM VIF - Blue Chip - Series I (AIMBlueCh)
          10,823 shares (cost $63,758) ................................................                 63,749

      AIM VIF - Capital Appreciation Fund (AIMCapAp)
          218 shares (cost $4,072) ....................................................                  4,075

      AIM VIF - Core Equity Fund - Series I (AIMCoreEq)
          670 shares (cost $12,546) ...................................................                 12,550

      AIM VIF - Premier Equity Fund - Series I (AIMPreEq)
          8,514 shares (cost $156,659) ................................................                156,670

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
          38,959,851 shares (cost $223,216,770) .......................................            223,629,550

      American Century VP - International Fund - Class I (ACVPInt)
          28,828,750 shares (cost $179,904,313) .......................................            180,179,694

      American Century VP - International Fund - Class III (ACVPInt3)
          2,989,858 shares (cost $18,686,428) .........................................             18,686,615

      American Century VP - Ultra Fund - Class I (ACVPUltra)
          116,176 shares (cost $971,224) ..............................................                971,236

      American Century VP - Value Fund - Class I (ACVPVal)
          59,671,510 shares (cost $400,944,006) .......................................            401,589,267

      BB&T VIF Capital Appreciation Fund (BBTCapAp)
          30,726 shares (cost $314,013) ...............................................                314,023

      BB&T VIF Capital Manager Aggressive Growth Fund (BBTCapMAG)
          77,725 shares (cost $652,111) ...............................................                652,117

      BB&T VIF Growth and Income Fund (BBTGrInc)
          52,594 shares (cost $605,690) ...............................................                603,256

      BB&T VIF Large Company Growth Fund (BBTLgCoGr)
          29,903 shares (cost $257,754) ...............................................                257,765

      Comstock GVIT Value Fund - Class I (ComGVITVal)
          4,311,175 shares (cost $38,107,421) .........................................             38,153,904

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
          737,845 shares (cost $6,160,362) ............................................              6,161,013

      Credit Suisse Trust - International Equity Portfolio (CSIntEq)
          1,694,401 shares (cost $13,909,088) .........................................             13,911,035

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
          1,578,008 shares (cost $18,250,040) .........................................             18,257,557

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
          15,921,842 shares (cost $200,403,175) .......................................            200,933,650

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
          1,275,155 shares (cost $12,484,592) .........................................             12,534,782

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
          155,939 shares (cost $1,764,064) ............................................              1,769,918

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
          7,554,924 shares (cost $166,749,175) ........................................            166,963,842

      Dreyfus Stock Index Fund (DryStkIx)
          40,532,713 shares (cost $1,023,594,813) .....................................          1,025,072,328

      Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
          5,284,037 shares (cost $168,505,681) ........................................            168,772,151

      Dreyfus VIF - International Value Portfolio (DryVIFIntVal)
          1,115 shares (cost $13,781) .................................................                 13,783

      Dreyfus VIF - Small Cap Portfolio (DryVIFSmCap)
          643 shares (cost $21,964) ...................................................                 21,955

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
          15,363,036 shares (cost $108,861,025) .......................................            109,384,821

      Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)
          28,097,264 shares (cost $307,048,480) .......................................            308,788,933

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
          33,925,273 shares (cost $693,002,617) .......................................            694,111,106

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
          25,694,673 shares (cost $692,469,968) .......................................            693,499,247

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
          29,082,574 shares (cost $158,603,179) .......................................            158,790,859

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
          6,795,950 shares (cost $90,823,060) .........................................             90,997,772

      Fidelity(R) VIP - Overseas Portfolio: Service Class R (FidVIPOvSR)
          648,095 shares (cost $8,671,402) ............................................              8,671,512

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
          28,152,596 shares (cost $555,045,641) .......................................            556,013,787

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
          8,372,357 shares (cost $108,665,890) ........................................            108,756,920

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPVaIS)
          55,237 shares (cost $510,417) ...............................................                510,392

      First Horizon Capital Appreciation Portfolio (FHCapAp)
          14,384 shares (cost $138,401) ...............................................                620,026

      First Horizon Growth & Income Portfolio (FHGrInc)
          93,278 shares (cost $762,730) ...............................................              1,172,335

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
          1,309,252 shares (cost $8,973,685) ..........................................              9,033,841

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
          489,527 shares (cost $3,307,799) ............................................              3,336,605

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
          84,419 shares (cost $834,872) ...............................................                834,904

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
          245,324 shares (cost $2,144,064) ............................................              2,144,133

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
          1,802,183 shares (cost $5,122,592) ..........................................              5,118,201

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
          313,950 shares (cost $894,732) ..............................................                894,759

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
          46,365 shares (cost $371,360) ...............................................                371,386

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
          65,610,243 shares (cost $776,340,161) .......................................            778,137,489

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
          12,101,628 shares (cost $105,602,565) .......................................            105,768,230

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
          450,020 shares (cost $4,202,900) ............................................              4,203,194

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
          1,653,467 shares (cost $1,6411,672) .........................................             16,418,928

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
          3,448,767 shares (cost $32,947,003) .........................................             33,039,194

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
          1,611,512 shares (cost $15,140,823) .........................................             15,244,909

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
          1,901,091 shares (cost $18,432,709) .........................................             18,573,664

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
          318,936 shares (cost $1,810,213) ............................................              1,811,557

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
          105,054 shares (cost $596,676) ..............................................                596,710

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
          1,193,681,957 shares (cost $1,191,667,589) ..................................          1,193,681,958

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
          601,942 shares (cost $6,567,294) ............................................              6,567,193

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
          7,482,678 shares (cost $87,433,614) .........................................             87,596,501

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
          41,693,510 shares (cost $369,169,302) .......................................            369,821,438

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
          15,178,817 shares (cost $270,121,436) .......................................            270,638,318

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
          51,728,253 shares (cost $478,483,169) .......................................            479,520,906

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
          368,172 shares (cost $2,985,604) ............................................              2,985,883

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
          3,759,184 shares (cost $32,506,755) .........................................             32,554,540

      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
          15,536,118 shares (cost $132,044,559) .......................................            132,212,365

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
          15,185,789 shares (cost $289,145,067) .......................................            289,744,857

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
          1,864,047 shares (cost $5,424,246) ..........................................              5,424,378

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
          30,378,566 shares (cost $86,973,546) ........................................             87,186,485

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
          742,187 shares (cost $15,177,575) ...........................................             15,177,736

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
          9,301,837 shares (cost $189,174,939) ........................................            189,664,459

      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
          16,235,285 shares (cost $146,687,729) .......................................            147,091,684

      Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)
          1,760,871 shares (cost $14,490,895) .........................................             14,491,975

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
          9,188,390 shares (cost $118,507,882) ........................................            118,714,003

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
          14,472,361 shares (cost $202,627,254) .......................................            203,047,229

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
          8,097,770 shares (cost $109,454,354) ........................................            109,724,791

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
          6,411,423 shares (cost $214,486,439) ........................................            214,782,682

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
          14,535,502 shares (cost $426,394,144) .......................................            427,489,117

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
          9,365,270 shares (cost $197,074,883) ........................................            197,607,213

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
          21,178,392 shares (cost $370,826,420) .......................................            371,468,999

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
          10,338,233 shares (cost $91,257,918) ........................................             91,389,985

      Strong Opportunity Fund II, Inc. (StOpp2)
          11,026,998 shares (cost $181,709,284) .......................................            181,945,475

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
          1,654,593 shares (cost $3,884,920) ..........................................              3,904,841

      Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)
          112,938 shares (cost $266,523) ..............................................                266,535

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
          6,951,227 shares (cost $60,232,031) .........................................             60,336,656

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
          2,531,286 shares (cost $29,329,077) .........................................             29,337,607

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
          3,627,428 shares (cost $25,127,231) .........................................             25,210,626

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
          1,890,312 shares (cost $13,415,804) .........................................             13,459,028

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
          13,474,772 shares (cost $179,270,004) .......................................            179,753,461

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
          2,025,267 shares (cost $17,190,398) .........................................             18,063,033

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
          95,773 shares (cost $1,001,706) .............................................              2,223,267

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
          144,894 shares (cost $1,730,167) ............................................              2,942,230

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
          9,236,305 shares (cost $59,033,860) .........................................             59,027,384

      W & R Target Funds - Balanced Portfolio (WRBal)
          8,347,998 shares (cost $54,043,064) .........................................             54,037,426

      W & R Target Funds - Bond Portfolio (WRBnd)
          13,085,095 shares (cost $72,796,629) ........................................             72,771,448

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
          21,606,910 shares (cost $194,804,446) .......................................            194,840,317

      W & R Target Funds - Growth Portfolio (WRGrowth)
          26,192,436 shares (cost $192,825,168) .......................................            192,857,532

      W & R Target Funds - High Income Portfolio (WRHiInc)
          12,622,924 shares (cost $40,174,842) ........................................             40,163,620

      W & R Target Funds - International Portfolio (WRIntl)
          6,558,582 shares (cost $35,974,157) .........................................             35,988,257

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
          1,514,687 shares (cost $8,356,820) ..........................................              8,354,559

      W & R Target Funds - Money Market Portfolio (WRMMkt)
          28,846,941 shares (cost $28,858,510) ........................................             28,846,941

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
          5,028,637 shares (cost $50,767,248) .........................................             50,779,186

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
          13,061,415 shares (cost $89,317,897) ........................................             89,313,962

      W & R Target Funds - Value Portfolio (WRValue)
          11,715,589 shares (cost $55,595,410) ........................................             55,588,127
                                                                                               ---------------

            Total investments .........................................................         12,665,381,888

   Accounts receivable ................................................................                     --
                                                                                               ---------------

            Total assets ..............................................................         12,665,381,888

ACCOUNTS PAYABLE ......................................................................              3,029,709
                                                                                               ---------------

CONTRACT OWNERS' EQUITY (NOTE 4) ......................................................        $12,662,352,179
                                                                                               ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                   TOTAL            AIMBAL           AIMBLUECH         AIMCAPAP
                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................  $   105,400,344                --                --                --
Mortality and expense risk charges (note 2)       (75,827,635)             (778)             (174)               (9)
                                              ---------------   ---------------   ---------------   ---------------
 Net investment activity ...................       29,572,709              (778)             (174)               (9)
                                              ---------------   ---------------   ---------------   ---------------
Proceeds from mutual funds shares sold .....    9,542,547,192               749             9,319                 8
Cost of mutual fund shares sold ............   (9,853,982,847)             (799)          (10,821)               (9)
                                              ---------------   ---------------   ---------------   ---------------
 Realized gain (loss) on investments .......     (311,435,655)              (50)           (1,502)               (1)
Change in unrealized gain (loss)
 on investments ............................     (975,002,712)          (22,579)           (6,967)             (405)
                                              ---------------   ---------------   ---------------   ---------------
 Net gain (loss) on investments ............   (1,286,438,367)          (22,629)           (8,469)             (406)
                                              ---------------   ---------------   ---------------   ---------------
Reinvested capital gains ...................       47,883,000                --                --                --
                                              ---------------   ---------------   ---------------   ---------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........  $(1,208,982,658)          (23,407)           (8,643)             (415)
                                              ===============   ===============   ===============   ===============

                                                   AIMCOREEQ          AIMPREEQ         ACVPINCGR          ACVPINT
                                                ---------------   ---------------   ---------------   ---------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................                 --                --         2,381,043         1,575,668
Mortality and expense risk charges (note 2)                 (29)             (425)       (1,354,488)       (1,221,599)
                                                ---------------   ---------------   ---------------   ---------------
 Net investment activity ...................                (29)             (425)        1,026,555           354,069
                                                ---------------   ---------------   ---------------   ---------------
Proceeds from mutual funds shares sold .....                 25             3,715        20,372,651     1,096,295,317
Cost of mutual fund shares sold ............                (26)           (3,835)      (24,033,887)   (1,093,148,972)
                                                ---------------   ---------------   ---------------   ---------------
 Realized gain (loss) on investments .......                 (1)             (120)       (3,661,236)        3,146,345
Change in unrealized gain (loss)
 on investments ............................               (842)          (22,591)      (24,669,842)       (6,996,545)
                                                ---------------   ---------------   ---------------   ---------------
 Net gain (loss) on investments ............               (843)          (22,711)      (28,331,078)       (3,850,200)
                                                ---------------   ---------------   ---------------   ---------------
Reinvested capital gains ...................                 --                --                --                --
                                                ---------------   ---------------   ---------------   ---------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........               (872)          (23,136)      (27,304,523)       (3,496,131)
                                                ===============   ===============   ===============   ===============

                                                 ACVPINT3         ACVPULTRA        ACVPVAL          BBTCAPAP
                                              --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................  $           --               --        3,015,807               --
Mortality and expense risk charges (note 2)          (20,064)          (1,067)      (2,201,870)            (954)
                                              --------------   --------------   --------------   --------------
 Net investment activity ...................         (20,064)          (1,067)         813,937             (954)
                                              --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....         842,624           75,164       40,469,052            7,150
Cost of mutual fund shares sold ............        (844,935)         (80,918)     (38,714,382)          (7,084)
                                              --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......          (2,311)          (5,754)       1,754,670               66
Change in unrealized gain (loss)
 on investments ............................        (259,718)         (69,365)     (41,378,741)         (19,899)
                                              --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............        (262,029)         (75,119)     (39,624,071)         (19,833)
                                              --------------   --------------   --------------   --------------
Reinvested capital gains ...................              --               --       19,513,169               --
                                              --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........  $     (282,093)         (76,186)     (19,296,965)         (20,787)
                                              ==============   ==============   ==============   ==============

                                                  BBTCAPMAG         BBTGRINC        BBTLGCOGR        COMGVITVAL
                                                --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................                --            3,165               --          284,581
Mortality and expense risk charges (note 2)             (1,437)          (1,577)            (785)        (251,384)
                                                --------------   --------------   --------------   --------------
 Net investment activity ...................            (1,437)           1,588             (785)          33,197
                                                --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....            45,332           14,523            1,346        3,131,665
Cost of mutual fund shares sold ............           (46,594)         (15,386)          (1,546)      (3,350,014)
                                                --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......            (1,262)            (863)            (200)        (218,349)
Change in unrealized gain (loss)
 on investments ............................           (44,056)         (52,708)         (38,193)      (6,435,461)
                                                --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............           (45,318)         (53,571)         (38,393)      (6,653,810)
                                                --------------   --------------   --------------   --------------
Reinvested capital gains ...................                --               --               --               --
                                                --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........           (46,755)         (51,983)         (39,178)      (6,620,613)
                                                ==============   ==============   ==============   ==============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                 CSGPVEN          CSINTEQ          CSLCAPV         DRYMIDCAPIX
                                              --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................  $           --               --               --          271,257
Mortality and expense risk charges (note 2)          (38,087)         (78,986)        (106,073)      (1,103,196)
                                              --------------   --------------   --------------   --------------
 Net investment activity ...................         (38,087)         (78,986)        (106,073)        (831,939)
                                              --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....       5,281,814       61,900,547        2,468,899       34,555,609
Cost of mutual fund shares sold ............      (5,586,672)     (60,902,510)      (2,201,644)     (35,930,597)
                                              --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......        (304,858)         998,037          267,255       (1,374,988)
Change in unrealized gain (loss)
 on investments ............................        (837,468)        (862,413)      (2,270,722)      (9,165,978)
                                              --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............      (1,142,326)         135,624       (2,003,467)     (10,540,966)
                                              --------------   --------------   --------------   --------------
Reinvested capital gains ...................              --               --               --          679,761
                                              --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........  $   (1,180,413)          56,638       (2,109,540)     (10,693,144)
                                              ==============   ==============   ==============   ==============

                                                  DRYEUROEQ       DRYSMCAPIXS       DRYSRGRO          DRYSTKIX
                                                --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................                --               --           13,614        6,946,401
Mortality and expense risk charges (note 2)           (100,252)          (1,853)      (1,109,199)      (6,359,753)
                                                --------------   --------------   --------------   --------------
 Net investment activity ...................          (100,252)          (1,853)      (1,095,585)         586,648
                                                --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....       126,557,772        3,016,558       19,000,674       73,697,322
Cost of mutual fund shares sold ............      (126,460,083)      (3,176,771)     (25,431,658)     (75,348,525)
                                                --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......            97,689         (160,213)      (6,430,984)      (1,651,203)
Change in unrealized gain (loss)
 on investments ............................          (672,945)          75,440      (29,401,016)    (165,475,946)
                                                --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............          (575,256)         (84,773)     (35,832,000)    (167,127,149)
                                                --------------   --------------   --------------   --------------
Reinvested capital gains ...................                --               --               --               --
                                                --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........          (675,508)         (86,626)     (36,927,585)    (166,540,501)
                                                ==============   ==============   ==============   ==============

                                                DRYVIFAPP       DRYVIFINTVAL     DRYVIFSMCAP       FGVITHIINC
                                              --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................  $       11,532               15                2        4,504,217
Mortality and expense risk charges (note 2)         (994,149)             (43)             (50)        (629,722)
                                              --------------   --------------   --------------   --------------
 Net investment activity ...................        (982,617)             (28)             (48)       3,874,495
                                              --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....       6,170,705               52               41       41,911,807
Cost of mutual fund shares sold ............      (6,522,299)             (49)             (40)     (47,601,927)
                                              --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......        (351,594)               3                1       (5,690,120)
Change in unrealized gain (loss)
 on investments ............................     (15,825,745)             477           (1,377)         332,968
                                              --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............     (16,177,339)             480           (1,376)      (5,357,152)
                                              --------------   --------------   --------------   --------------
Reinvested capital gains ...................              --               --               --               --
                                              --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........  $  (17,159,956)             452           (1,424)      (1,482,657)
                                              ==============   ==============   ==============   ==============


                                                  FEDQUALBD        FIDVIPEIS        FIDVIPGRS        FIDVIPHIS
                                                --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
Reinvested dividends .......................         9,435,299       10,259,931        1,054,688       18,126,566
Mortality and expense risk charges (note 2)         (1,625,357)      (4,035,128)      (4,719,487)      (1,024,498)
                                                --------------   --------------   --------------   --------------
 Net investment activity ...................         7,809,942        6,224,803       (3,664,799)      17,102,068
                                                --------------   --------------   --------------   --------------
Proceeds from mutual funds shares sold .....        15,301,798       33,734,893       77,406,935       67,215,496
Cost of mutual fund shares sold ............       (14,000,030)     (37,724,433)    (114,537,828)     (94,478,341)
                                                --------------   --------------   --------------   --------------
 Realized gain (loss) on investments .......         1,301,768       (3,989,540)     (37,130,893)     (27,262,845)
Change in unrealized gain (loss)
 on investments ............................        (7,460,552)     (67,993,490)    (134,244,017)       1,734,527
                                                --------------   --------------   --------------   --------------
 Net gain (loss) on investments ............        (6,158,784)     (71,983,030)    (171,374,910)     (25,528,318)
                                                --------------   --------------   --------------   --------------
Reinvested capital gains ...................         3,518,957       14,786,371               --               --
                                                --------------   --------------   --------------   --------------
 Net increase (decrease) in contract owners'
  equity resulting from operations .........         5,170,115      (50,971,856)    (175,039,709)      (8,426,250)
                                                ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                              FIDVIPOVS      FIDVIPOVSR    FIDVIPCONS   FIDVIPGROPS
                                              ---------      ----------    ----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................  $     666,277           --     3,855,093     1,073,146
Mortality and expense risk charges (note 2)       (631,244)      (9,534)   (3,139,544)     (675,121)
                                             -------------     --------    ----------   -----------
  Net investment activity .................         35,033       (9,534)      715,549       398,025
                                             -------------     --------    ----------   -----------

Proceeds from mutual funds shares sold ....    689,110,657    2,743,098    44,994,550    12,009,181
Cost of mutual fund shares sold ...........   (683,179,146)  (2,779,530)  (48,676,320)  (18,717,149)
                                             -------------     --------    ----------   -----------
  Realized gain (loss) on investments .....      5,931,511      (36,432)   (3,681,770)   (6,707,968)
Change in unrealized gain (loss)
  on investments ..........................     (4,244,415)    (300,498)   (5,073,514)  (11,760,199)
                                             -------------     --------    ----------   -----------
  Net gain (loss) on investments ..........      1,687,096     (336,930)   (8,755,284)  (18,468,167)
                                             -------------     --------    ----------   -----------
Reinvested capital gains ..................             --           --            --            --
                                             -------------     --------    ----------   -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  $   1,722,129     (346,464)   (8,039,735)  (18,070,142)
                                             =============     ========    ==========   ===========


                                               FIDVIPVAIS  FHCAPAP   FHGRINC    GVITEMMRKTS
                                               ----------  -------   -------    -----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................         --          --         --         4,649
Mortality and expense risk charges (note 2)       (694)       (400)    (2,555)      (66,944)
                                               -------     -------   --------      --------
  Net investment activity .................       (694)       (400)    (2,555)      (62,295)
                                               -------     -------   --------      --------

Proceeds from mutual funds shares sold ....     74,898         945     39,264    26,745,173
Cost of mutual fund shares sold ...........    (82,879)       (773)   (39,031)  (25,586,539)
                                               -------     -------   --------      --------
  Realized gain (loss) on investments .....     (7,981)        172        233     1,158,634
Change in unrealized gain (loss)
  on investments ..........................    (46,547)    (74,249)  (201,969)   (1,787,851)
                                               -------     -------   --------      --------
  Net gain (loss) on investments ..........    (54,528)    (74,077)  (201,736)     (629,217)
                                               -------     -------   --------      --------
Reinvested capital gains ..................         --          --         --            --
                                               -------     -------   --------      --------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................    (55,222)    (74,477)  (204,291)     (691,512)
                                               =======     =======   ========      ========

                                             GVITEMMRKTS3  GVITGLFIN3   GVITGLHLTH3  GVITGLTECH
                                             ------------  ----------   -----------  -----------
INVESTMENT ACTIVITY:

Reinvested dividends ......................  $     3,092           --           --       40,268
Mortality and expense risk charges (note 2)       (3,684)      (2,309)      (5,088)     (45,101)
                                             -----------      -------     --------   ----------
  Net investment activity .................         (592)      (2,309)      (5,088)      (4,833)
                                             -----------      -------     --------   ----------

Proceeds from mutual funds shares sold ....      167,983    1,129,829    1,010,642    4,197,129
Cost of mutual fund shares sold ...........     (184,472)  (1,119,102)  (1,010,441)  (5,485,293)
                                             -----------      -------     --------   ----------
  Realized gain (loss) on investments .....      (16,489)      10,727          201   (1,288,164)
Change in unrealized gain (loss)
  on investments ..........................     (367,927)     (40,857)    (156,440)  (1,527,865)
                                             -----------      -------     --------   ----------
  Net gain (loss) on investments ..........     (384,416)     (30,130)    (156,239)  (2,816,029)
                                             -----------      -------     --------   ----------
Reinvested capital gains ..................           --           --           --           --
                                             -----------      -------     --------   ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  $  (385,008)     (32,439)    (161,327)  (2,820,862)
                                             ===========      =======     ========   ==========



                                             GVITGLTECH3  GVITGLUTL3   GVITGVTBD   GVITGROWTH
                                             -----------  ----------  ----------  -----------
INVESTMENT ACTIVITY:

Reinvested dividends ......................     7,328        2,564    15,912,538           --
Mortality and expense risk charges (note 2)    (1,250)        (955)   (3,796,765)    (655,697)
                                             --------      -------    ----------  -----------
  Net investment activity .................     6,078        1,609    12,115,773     (655,697)
                                             --------      -------    ----------  -----------

Proceeds from mutual funds shares sold ....   130,559      237,861    49,875,304   13,457,968
Cost of mutual fund shares sold ...........  (144,143)    (235,473)  (46,587,961) (33,696,272)
                                             --------      -------    ----------  -----------
  Realized gain (loss) on investments .....   (13,584)       2,388     3,287,343  (20,238,304)
Change in unrealized gain (loss)
  on investments ..........................  (114,311)     (30,681)    7,694,111   (2,267,789)
                                             --------      -------    ----------  -----------
  Net gain (loss) on investments ..........  (127,895)     (28,293)   10,981,454  (22,506,093)
                                             --------      -------    ----------  -----------
Reinvested capital gains ..................        --           --       728,296           --
                                             --------      -------    ----------  -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  (121,817)     (26,684)   23,825,523  (23,161,790)
                                             ========      =======    ==========  ===========

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                GVITIDAGG     GVITIDCON     GVITIDMOD   GVITIDMODAGG
                                                ---------     ---------     ---------   ------------
INVESTMENT ACTIVITY:
Reinvested dividends ......................  $       15,674       75,104      144,876     65,127
Mortality and expense risk charges (note 2)          (8,644)     (26,034)     (61,028)   (32,400)
                                             --------------   ----------   ----------   --------
  Net investment activity .................           7,030       49,070       83,848     32,727
                                             --------------   ----------   ----------   --------

Proceeds from mutual funds shares sold ....         485,742    1,257,623      115,447    550,714
Cost of mutual fund shares sold ...........        (482,530)  (1,253,966)    (112,244)  (544,497)
                                             --------------   ----------   ----------   --------
  Realized gain (loss) on investments .....           3,212        3,657        3,203      6,217
Change in unrealized gain (loss)
  on investments ..........................        (270,748)    (148,575)  (1,151,473)  (794,942)
                                             --------------   ----------   ----------   --------
  Net gain (loss) on investments ..........        (267,536)    (144,918)  (1,148,270)  (788,725)
                                             --------------   ----------   ----------   --------
Reinvested capital gains ..................             694           98           93        650
                                             --------------   ----------   ----------   --------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  $     (259,812)     (95,750)  (1,064,329)  (755,348)
                                             ==============   ==========   ==========   ========

                                               GVITIDMODCON   GVITINTGRO   GVITINTGRO3     GVITMYMKT
                                               ------------   ----------   -----------     ---------
INVESTMENT ACTIVITY:
Reinvested dividends ......................        86,534             --        --           7,355,946
Mortality and expense risk charges (note 2)       (32,675)       (15,280)     (531)         (7,067,530)
                                                 --------     ----------   -------       -------------
  Net investment activity .................        53,859        (15,280)     (531)            288,416
                                                 --------     ----------   -------       -------------

Proceeds from mutual funds shares sold ....     1,732,074     46,149,107        --       4,233,510,218
Cost of mutual fund shares sold ...........    (1,732,383)   (45,981,196)       --      (4,233,510,218)
                                                 --------     ----------   -------       -------------
  Realized gain (loss) on investments .....          (309)       167,911        --                  --
Change in unrealized gain (loss)
  on investments ..........................      (407,914)      (134,621)  (17,097)                 --
                                                 --------     ----------   -------       -------------
  Net gain (loss) on investments ..........      (408,223)        33,290   (17,097)                 --
                                                 --------     ----------   -------       -------------
Reinvested capital gains ..................           107             --        --                  --
                                                 --------     ----------   -------       -------------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................      (354,257)        18,010   (17,628)            288,416
                                                 ========     ==========   =======       =============

                                              GVITLEAD3     GVITSMCAPGR   GVITSMCAPVAL    GVITSMCOMP
                                              ---------     -----------   ------------    ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................  $      7,503            --            --             --
Mortality and expense risk charges (note 2)       (17,358)     (600,309)   (2,281,224)    (1,593,648)
                                             ------------   -----------   -----------    -----------
  Net investment activity .................        (9,855)     (600,309)   (2,281,224)    (1,593,648)
                                             ------------   -----------   -----------    -----------
Proceeds from mutual funds shares sold ....     2,048,806    26,226,675    82,946,173    124,771,746
Cost of mutual fund shares sold ...........    (2,007,367)  (32,623,482)  (87,724,432)  (127,090,434)
                                             ------------   -----------   -----------    -----------
  Realized gain (loss) on investments .....        41,439    (6,396,807)   (4,778,259)    (2,318,688)
Change in unrealized gain (loss)
  on investments ..........................      (140,431)  (14,712,714)  (58,373,112)   (10,672,658)
                                             ------------   -----------   -----------    -----------
  Net gain (loss) on investments ..........       (98,992)  (21,109,521)  (63,151,371)   (12,991,346)
                                             ------------   -----------   -----------    -----------
Reinvested capital gains ..................            --            --     8,654,804             --
                                             ------------   -----------   -----------    -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  $   (108,847)  (21,709,830)  (56,777,791)   (14,584,994)
                                             ============   ===========   ===========    ===========

                                              GVITTOTRT    GVITUSGRO3    GVITWLEAD     JPMORBAL
                                              ---------    ----------    ---------     --------
INVESTMENT ACTIVITY:
Reinvested dividends ......................    1,614,117         --         351,641     1,459,201
Mortality and expense risk charges (note 2)   (2,762,843)    (7,317)       (192,364)     (782,215)
                                             -----------   --------      ----------   -----------
  Net investment activity .................   (1,148,726)    (7,317)        159,277       676,986
                                             -----------   --------      ----------   -----------
Proceeds from mutual funds shares sold ....   29,677,045    529,027      76,499,321     3,221,178
Cost of mutual fund shares sold ...........  (56,078,443)  (549,605)    (76,891,058)   (3,868,977)
                                             -----------   --------      ----------   -----------
  Realized gain (loss) on investments .....  (26,401,398)   (20,578)       (391,737)     (647,799)
Change in unrealized gain (loss)
  on investments ..........................   (5,964,575)  (377,848)     (1,777,416)  (13,026,474)
                                             -----------   --------      ----------   -----------
  Net gain (loss) on investments ..........  (32,365,973)  (398,426)     (2,169,153)  (13,674,273)
                                             -----------   --------      ----------   -----------
Reinvested capital gains ..................           --         --              --            --
                                             -----------   --------      ----------   -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ............................  (33,514,699)  (405,743)     (2,009,876)  (12,997,287)
                                             ===========   ========      ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                       JANCAPAP    JANGLTECHS2   JANGLTECH    JANINTGROS2
                                                       --------    -----------   ---------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $    607,785         --             --     10,567
  Mortality and expense risk charges (note 2)...       (1,931,934)    (6,292)      (743,806)   (16,407)
                                                     ------------   --------    -----------   --------
    Net investment activity ....................       (1,324,149)    (6,292)      (743,806)    (5,840)
                                                     ------------   --------    -----------   --------
  Proceeds from mutual funds shares sold .......       46,634,556    299,853     53,965,825    639,035
  Cost of mutual fund shares sold ..............      (76,095,493)  (303,336)   (95,720,799)  (641,059)
                                                     ------------   --------    -----------   --------
    Realized gain (loss) on investments ........      (29,460,937)    (3,483)   (41,754,974)    (2,024)
  Change in unrealized gain (loss)
    on investments .............................        5,766,811   (539,280)      785,429    (737,231)
                                                     ------------   --------    -----------   --------
    Net gain (loss) on investments .............      (23,694,126)  (542,763)   (40,969,545)  (739,255)
                                                     ------------   --------    -----------   --------
  Reinvested capital gains .....................               --         --            --          --
                                                     ------------   --------    -----------   --------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     $(25,018,275)  (549,055)   (41,713,351)  (745,095)
                                                     ============   ========    ===========   ========

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                        JANINTGRO   MGVITMULTISEC   NWGVITSTRVAL  NBAMTGUARD
                                                        ---------   -------------   ------------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          699,892     4,035,183            --        783,984
  Mortality and expense risk charges (note 2)...       (1,417,805)     (742,841)      (89,938)      (715,909)
                                                      -----------     ---------    ----------     ----------
    Net investment activity ....................         (717,913)    3,292,342       (89,938)        68,075
                                                      -----------     ---------    ----------     ----------
  Proceeds from mutual funds shares sold .......      552,618,809    18,487,200     2,557,726     12,595,514
  Cost of mutual fund shares sold ..............     (549,332,014)  (18,781,420)   (2,739,299)   (13,371,302)
                                                      -----------     ---------    ----------     ----------
    Realized gain (loss) on investments ........        3,286,795      (294,220)     (181,573)      (775,788)
  Change in unrealized gain (loss)
    on investments .............................      (28,903,171)   (1,159,241)   (2,388,569)   (14,824,345)
                                                      -----------     ---------    ----------     ----------
    Net gain (loss) on investments .............      (25,616,376)   (1,453,461)   (2,570,142)   (15,600,133)
                                                      -----------     ---------    ----------     ----------
  Reinvested capital gains .....................               --            --            --            --
                                                      -----------     ---------    ----------     ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      (26,334,289)    1,838,881    (2,660,080)   (15,532,058)
                                                      ===========     =========    ==========     ==========

                                                     NBAMTMCGR       NBAMTPART      OPPAGGGRO       OPPCAPAP
                                                     ---------       ---------      ---------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $          --       590,643     1,539,378     2,599,338
  Mortality and expense risk charges (note 2)...        (1,351,763)     (651,019)   (1,428,329)   (2,814,045)
                                                     -------------   -----------   -----------   -----------
    Net investment activity ....................        (1,351,763)      (60,376)      111,049      (214,707)
                                                     -------------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......        83,502,530    34,060,824    64,702,926    41,260,524
  Cost of mutual fund shares sold ..............      (101,040,595)  (37,015,100)  (78,120,485)  (63,691,435)
                                                     -------------   -----------   -----------   -----------
    Realized gain (loss) on investments ........       (17,538,065)   (2,954,276)  (13,417,559)  (22,430,911)
  Change in unrealized gain (loss)
    on investments .............................       (25,651,229)   (9,627,935)  (35,040,277)  (81,086,620)
                                                     -------------   -----------   -----------   -----------
    Net gain (loss) on investments .............       (43,189,294)  (12,582,211)  (48,457,836) (103,517,531)
                                                     -------------   -----------   -----------   -----------
  Reinvested capital gains .....................                --            --            --             -
                                                     -------------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     $ (44,541,057)  (12,642,587)  (48,346,787) (103,732,238)
                                                     =============   ===========   ===========   ===========

                                                       OPPGLSEC     OPPMSGRINC    SGVITMDCPGR      STOPP2
                                                       --------     ----------    -----------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          820,258     2,641,538            --            --
  Mortality and expense risk charges (note 2)...       (1,084,637)   (2,289,712)     (662,970)   (1,144,365)
                                                      -----------   -----------   -----------   -----------
    Net investment activity ....................         (264,379)      351,826      (662,970)   (1,144,365)
                                                      -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      689,083,652    10,629,482    31,885,584    25,405,764
  Cost of mutual fund shares sold ..............     (697,748,124)  (12,771,005)  (59,027,550)  (32,936,117)
                                                      -----------   -----------   -----------   -----------
    Realized gain (loss) on investments ........       (8,664,472)   (2,141,523)  (27,141,966)   (7,530,353)
  Change in unrealized gain (loss)
    on investments .............................       (5,127,445)  (28,797,513)   (2,772,353)  (23,993,550)
                                                      -----------   -----------   -----------   -----------
    Net gain (loss) on investments .............      (13,791,917)  (30,939,036)  (29,914,319)  (31,523,903)
                                                      -----------   -----------   -----------   -----------
  Reinvested capital gains .....................               --            --            --            --
                                                      -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........      (14,056,296)  (30,587,210)  (30,577,289)  (32,668,268)
                                                      ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                      TURNGVITGRO   TURNGVITGRO3   VEWRLDEMKT     VEWRLDHAS
                                                      -----------   ------------   ----------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $         --        --             89,572        95,673
  Mortality and expense risk charges (note 2)...          (41,154)     (388)          (329,265)     (119,290)
                                                     ------------   -------       ------------   -----------
    Net investment activity ....................          (41,154)     (388)          (239,693)      (23,617)
                                                     ------------   -------       ------------   -----------
  Proceeds from mutual funds shares sold .......        5,981,495    66,291        478,425,249    28,009,179
  Cost of mutual fund shares sold ..............       (6,903,840)  (65,680)      (476,953,160)  (25,746,034)
                                                     ------------   -------       ------------   -----------
    Realized gain (loss) on investments ........         (922,345)      611          1,472,089     2,263,145
  Change in unrealized gain (loss)
    on investments .............................       (1,742,161)  (40,602)        (1,681,739)   (1,467,009)
                                                     ------------   -------       ------------   -----------
    Net gain (loss) on investments .............       (2,664,506)  (39,991)          (209,650)      796,136
                                                     ------------   -------       ------------   -----------
  Reinvested capital gains ....................                --        --                 --            --
                                                     ------------   -------       ------------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     $ (2,705,660)  (40,379)          (449,343)      772,519
                                                     ============   =======       ============   ===========

                                                         VKEMMKT      VKMIDCAPG   VKUSREALEST   VICDIVRSTK
                                                         -------      ---------   -----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                --           --            --       35,204
  Mortality and expense risk charges (note 2)...          (163,901)     (91,468)     (737,885)    (126,736)
                                                       -----------   ----------   -----------   ----------
    Net investment activity ....................          (163,901)     (91,468)     (737,885)     (91,532)
                                                       -----------   ----------   -----------   ----------
  Proceeds from mutual funds shares sold .......        36,809,553    3,788,214    30,620,536    1,051,349
  Cost of mutual fund shares sold ..............       (36,354,052)  (4,664,768)  (27,996,121)  (1,040,578)
                                                       -----------   ----------   -----------   ----------
    Realized gain (loss) on investments ........           455,501     (876,554)    2,624,415       10,771
  Change in unrealized gain (loss)
    on investments .............................          (521,514)  (1,981,661)    9,803,081   (2,837,545)
                                                       -----------   ----------   -----------   ----------
    Net gain (loss) on investments .............           (66,013)  (2,858,215)   12,427,496   (2,826,774)
                                                       -----------   ----------   -----------   ----------
  Reinvested capital gains .....................                --           --            --           --
                                                       -----------   ----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........          (229,914)  (2,949,683)   11,689,611   (2,918,306)
                                                       ===========   ==========   ===========   ==========

                                                      VICINVQBD    VICSMCOOPP  WRASSTRAT      WRBAL
                                                      ---------    ----------  ---------      -----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $    42,324     3,396            --           --
  Mortality and expense risk charges (note 2)...          (6,415)  (11,022)     (337,630)    (336,063)
                                                     -----------   -------     ---------   ----------
    Net investment activity ....................          35,909    (7,626)     (337,630)    (336,063)
                                                     -----------   -------     ---------   ----------
  Proceeds from mutual funds shares sold .......         171,424    93,829       566,022      671,979
  Cost of mutual fund shares sold ..............        (162,698)  (75,951)     (586,379)    (717,597)
                                                     -----------   -------     ---------   ----------
    Realized gain (loss) on investments ........           8,726    17,878       (20,357)     (45,618)
  Change in unrealized gain (loss)
    on investments .............................          18,141   173,262     1,400,786   (2,057,415)
                                                     -----------   -------     ---------   ----------
    Net gain (loss) on investments .............          26,867   191,140     1,380,429   (2,103,033)
                                                     -----------   -------     ---------   ----------
  Reinvested capital gains .....................              --        --            --           --
                                                     -----------   -------     ---------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     $    62,776   183,514     1,042,799   (2,439,096)
                                                     ===========   =======     =========   ==========

                                                       WRBND       WRCOREEQ      WRGROWTH      WRHIINC
                                                       -----       --------      --------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................            --            --            --           --
  Mortality and expense risk charges (note 2)...      (418,459)   (1,293,067)   (1,260,725)    (233,168)
                                                     ---------   -----------   -----------   ----------
    Net investment activity ....................      (418,459)   (1,293,067)   (1,260,725)    (233,168)
                                                     ---------   -----------   -----------   ----------
  Proceeds from mutual funds shares sold .......       231,305       453,394       153,914      173,596
  Cost of mutual fund shares sold ..............      (227,312)     (584,556)     (206,317)    (184,006)
                                                     ---------   -----------   -----------   ----------
    Realized gain (loss) on investments ........         3,993      (131,162)      (52,403)     (10,410)
  Change in unrealized gain (loss)
    on investments .............................     2,422,293   (27,070,081)  (25,454,879)  (1,878,886)
                                                     ---------   -----------   -----------   ----------
    Net gain (loss) on investments .............     2,426,286   (27,201,243)  (25,507,282)  (1,889,296)
                                                     ---------   -----------   -----------   ----------
  Reinvested capital gains .....................            --            --            --           --
                                                     ---------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     2,007,827   (28,494,310)  (26,768,007)  (2,122,464)
                                                     =========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                       WRINTL      WRLTBOND     WRMMKT      WRSCITECH      WRSMCAP      WRVALUE
                                                       ------      --------     ------      ---------      -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $        --         --      181,145            --            --           --
  Mortality and expense risk charges (note 2)...        (226,142)   (43,294)    (214,815)     (339,129)     (584,580)    (320,509)
                                                     -----------     ------      -------   -----------   -----------   ----------
    Net investment activity ....................        (226,142)   (43,294)     (33,670)     (339,129)     (584,580)    (320,509)
                                                     -----------     ------      -------   -----------   -----------   ----------
  Proceeds from mutual funds shares sold .......       2,453,245    426,682   47,449,635     1,244,028    29,510,632      730,338
  Cost of mutual fund shares sold ..............      (3,075,375)  (415,009) (47,449,635)   (1,306,131)  (31,057,538)    (737,006)
                                                     -----------     ------      -------   -----------   -----------   ----------
    Realized gain (loss) on investments ........        (622,130)    11,673           --       (62,103)   (1,546,906)      (6,668)
  Change in unrealized gain (loss)
    on investments .............................      (1,431,956)    65,292           --   (10,704,871)  (11,784,747)  (3,776,214)
                                                     -----------     ------      -------   -----------   -----------   ----------
    Net gain (loss) on investments .............      (2,054,086)    76,965           --   (10,766,974)  (13,331,653)  (3,782,882)
                                                     -----------     ------      -------   -----------   -----------   ----------
  Reinvested capital gains .....................              --         --           --            --            --           --
                                                     -----------     ------      -------   -----------   -----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     $(2,280,228)    33,671      (33,670)  (11,106,103)  (13,916,233)  (4,103,391)
                                                     ===========     ======      =======   ===========   ===========   ==========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      TOTAL                    AIMBAL       AIMBLUECH     AIMCAPAP
                                                      -----                    ------       ---------     --------
                                             2002             2001         2002    2001   2002    2001   2002   2001
                                             ----             ----         ----    ----   ----    ----   ----   ----
INVESTMENT ACTIVITY:
  Net investment income .............  $    29,572,709       47,501,606      (778)   --     (174)   --      (9)   --
  Realized gain (loss) on investments     (311,435,655)    (731,081,627)      (50)   --   (1,502)   --      (1)   --
  Change in unrealized gain (loss)
    on investments ...................    (975,002,712)    (491,758,166)  (22,579)   --   (6,967)   --    (405)   --
  Reinvested capital gains ...........      47,883,000      254,897,495        --    --       --    --      --    --
                                       ---------------   --------------   -------   ---   ------   ---   -----   ---
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......  (1,208,982,658)    (920,440,692)  (23,407)  --    (8,643)   --    (415)   --
                                       ---------------   --------------   -------  ---    ------   ---   -----   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    1,837,378,423    2,415,822,971   279,173   --    74,142   --    4,490   --
  Transfers between funds ............              --               --        --   --        --   --       --   --
  Redemptions .......................     (901,763,040)    (438,545,220)   (1,961)  --    (1,650)  --       --   --
  Annuity benefits ..................         (969,218)        (626,841)       --   --        --   --       --   --
  Annual contract maintenance
    charges (note 2) ................         (179,277)        (157,576)       --   --        --   --       --   --
  Contingent deferred sales charges
    (note 2) ........................      (11,053,896)      (7,479,267)       --   --      (101)  --       --   --
  Adjustments to maintain reserves ..         (352,947)      (1,784,264)      (38)  --        10   --       (3)  --
                                       ---------------   --------------   -------  ---    ------  ---    -----  ---
    Net equity transactions .........      923,060,045    1,967,229,803   277,174   --    72,401   --    4,487   --
                                       ---------------   --------------   -------  ---    ------  ---    -----  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY     (285,922,613)   1,046,789,111   253,767   --    63,758   --    4,072   --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................   12,948,274,792   10,938,492,289        --   --        --   --       --   --
                                       ---------------   --------------   -------  ---    ------  ---    -----  ---
CONTRACT OWNERS' EQUITY END OF PERIOD  $12,662,352,179   11,985,281,400   253,767   --    63,758   --    4,072   --
                                       ===============   ==============   =======  ===    ======  ===    =====  ===


CHANGES IN UNITS:

  Beginning units ...................    1,169,724,887      854,916,429        --   --        --   --       --   --
                                       ---------------   --------------   -------   --    ------  ---    -----  ---
  Units purchased ...................      184,355,667      771,824,083    28,848   --     7,909   --      463   --
  Units redeemed ....................     (109,719,240)    (601,457,363)     (200)  --      (169)  --       --   --
                                       ---------------   --------------   -------   --    ------  ---    -----  ---
  Ending units ......................    1,244,361,314    1,025,283,149    28,648   --     7,740   --      463   --
                                       ===============   ==============   =======   ==    ======  ===    =====  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                              AIMCOREEQ           AIMPREEQ           ACVPINCGR                    ACVPINT
                                              ---------           --------           ---------                    -------
                                          2002         2001    2002    2001     2002          2001          2002           2001
                                          ----         ----    ----    ----     ----          ----          ----           ----
INVESTMENT ACTIVITY:
  Net investment income .............  $        (29) --         (425) --       1,026,555       687,853       354,069    (1,374,950)
  Realized gain (loss) on investments            (1) --         (120) --      (3,661,236)    3,108,079     3,146,345   (69,905,333)
  Change in unrealized gain (loss)
    on investments ..................          (842) --      (22,591) --     (24,669,842)  (14,639,758)   (6,996,545)  (14,811,879)
  Reinvested capital gains ..........            --  --           --  --              --            --            --    24,807,708
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations ......           (872) --      (23,136) --     (27,304,523)  (10,843,826)   (3,496,131)  (61,284,454)
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................        13,421  --      180,532  --      22,693,644    33,004,357     9,642,253    37,578,091
  Transfers between funds ...........            --  --            3  --      (6,611,463)   (4,666,490)    2,010,734    15,354,868
  Redemptions .......................            --  --         (700) --      (9,069,879)   (7,683,876)  (43,508,435)   (9,136,619)
  Annuity benefits ..................            --  --           --  --         (37,738)      (48,204)       (1,663)       (2,712)
  Annual contract maintenance charges
  (note 2) ..........................            --  --           --  --          (5,597)       (5,487)       (2,536)       (2,549)
  Contingent deferred sales charges
  (note 2) ..........................            --  --           (2) --        (186,667)     (149,830)     (136,502)     (134,648)
  Adjustments to maintain reserves ..            (3) --          (37) --         (10,792)      (25,334)      (16,647)      (37,343)
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
  Net equity transactions ...........        13,418  --      179,796  --       6,771,508    20,425,136   (32,012,796)   43,619,088
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        12,546  --      156,660  --     (20,533,015)    9,581,310   (35,508,927)  (17,665,366)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            --  --           --  --     244,097,006   234,123,781   215,558,105   296,367,162
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD  $     12,546  --      156,660  --     223,563,991   243,705,091   180,049,178   278,701,796
                                       ============  ==      =======  ==     ===========   ===========   ===========   ===========


CHANGES IN UNITS:

  Beginning units ...................            --  --           --  --      20,431,056    17,654,095    19,760,892    18,957,857
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
  Units purchased ...................         1,371  --       19,904  --         926,124     6,570,988       875,405     6,841,068
  Units redeemed ....................            --  --          (77) --        (268,089)   (4,970,888)   (3,278,464)   (3,157,601)
                                       ------------  --      -------  --     -----------   -----------   -----------   -----------
  Ending units ......................         1,371  --       19,827  --      21,089,091    19,254,195    17,357,833    22,641,324
                                       ============  ==      =======  ==     ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                              ACVPINT3           ACVPULTRA               ACVPVAL              BBTCAPAP
                                              --------           ---------               -------              --------
                                          2002        2001     2002     2001       2002         2001        2002     2001
                                          ----        ----     ----     ----       ----         ----        ----     ----
INVESTMENT ACTIVITY:
  Net investment income .............  $    (20,064)  --       (1,067)  --        813,937       575,216      (954)  --
  Realized gain (loss) on investments        (2,311)  --       (5,754)  --      1,754,670     5,160,930        66   --
  Change in unrealized gain (loss)
    on investments ..................      (259,718)  --      (69,365)  --    (41,378,741)    4,274,943   (19,899)  --
  Reinvested capital gains ..........            --   --           --   --     19,513,169            --        --   --
                                       ------------   --      -------   --    -----------   -----------   -------   --
  Net increase (decrease) in
    contract owners' equity resulting
    from operations .................      (282,093)  --      (76,186)  --    (19,296,965)   10,011,089   (20,787)  --
                                       ------------   --      -------   --    -----------   -----------   -------   --

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................     4,192,829   --      129,646   --     76,719,189    42,790,206   343,893   --
  Transfers between funds ...........    14,885,790   --      920,472   --     43,296,321    58,630,454        (3)  --
  Redemptions .......................      (139,994)  --       (2,636)  --    (14,415,566)   (4,738,337)   (9,057)  --
  Annuity benefits ..................            --   --           --   --        (12,424)       (1,353)       --   --
  Annual contract maintenance charges
    (note 2) ........................            (9)  --           --   --         (1,952)         (431)       --   --
  Contingent deferred sales charges
    (note 2) ........................        (1,582)  --          (60)  --       (246,768)      (88,216)       --   --
  Adjustments to maintain reserves ..        31,488   --          (11)  --        173,251       (77,171)      (33)  --
                                       ------------   --      -------   --    -----------   -----------   -------   --
    Net equity transactions .........    18,968,522   --    1,047,411   --    105,512,051    96,515,152   334,800   --
                                       ------------   --      -------   --    -----------   -----------   -------   --
NET CHANGE IN CONTRACT OWNERS' EQUITY    18,686,429   --      971,225   --     86,215,086   106,526,241   314,013   --

CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .......................            --   --           --   --    315,422,735    97,175,739        --   --
                                       ------------   --      -------   --    -----------   -----------   -------   --
CONTRACT OWNERS' EQUITY END OF PERIOD  $ 18,686,429   --      971,225   --    401,637,821   203,701,980   314,013   --
                                       ============   ==      =======   ==    ===========   ===========   =======   ==

CHANGES IN UNITS:

  Beginning units ...................            --   --         --     --     22,460,603     7,758,901        --   --
                                       ------------   --      -------   --    -----------   -----------   -------   --
  Units purchased ...................     1,937,287   --    106,903     --      8,286,660    16,521,208    32,332   --
  Units redeemed ....................       (14,010)  --       (267)    --       (801,371)   (9,096,208)     (809)  --
                                       ------------   --      -------   --    -----------   -----------   -------   --
  Ending units ......................     1,923,277   --    106,636     --     29,945,892    15,183,901    31,523   --
                                       ============   ==      =======   ==    ===========   ===========   =======   ==

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,  CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                 BBTCAPMAG          BBTGRINC        BBTLGCOGR          COMGVITVAL
                                                 ---------          --------        ---------          ----------
                                              2002       2001    2002     2001    2002    2001      2002       2001
                                              ----       ----    ----     ----    ----    ----      ----       ----
INVESTMENT ACTIVITY:
  Net investment income ................   $    (1,437)     -      1,588      -      (785)    -       33,197       20,075
  Realized gain (loss) on investments ..        (1,262)     -       (863)     -      (200)    -     (218,349)     238,262
  Change in unrealized gain (loss)
   on investments ......................       (44,056)     -    (52,708)     -   (38,193)    -   (6,435,461)  (5,096,488)
  Reinvested capital gains .............            --      -         --      -        --     -           --           --
                                           -----------     --    -------     --   -------    --   ----------   ----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .........................       (46,755)     -    (51,983)     -   (39,178)    -   (6,620,613)  (4,838,151)
                                           -----------     --    -------     --   -------    --   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners .....................       714,021      -    665,362      -   298,653     -    2,596,252    8,466,342
  Transfers between funds ..............            --      -         15      -        --     -   (1,493,805)  (5,214,938)
  Redemptions ..........................       (14,581)     -     (7,537)     -    (1,652)    -   (2,159,776)  (2,168,795)
  Annuity benefits .....................            --      -         --      -        --     -       (1,999)      (1,949)
  Annual contract maintenance charges
   (note 2) ............................            --      -         --      -        --     -         (314)        (260)
  Contingent deferred sales charges
   (note 2) ............................          (560)     -       (103)     -        (2)    -      (37,139)     (32,809)
  Adjustments to maintain reserves .....           (13)     -        (63)     -       (67)    -       (1,719)      (6,842)
                                           -----------     --    -------     --   -------    --   ----------   ----------
   Net equity transactions .............       698,867      -    657,674      -   296,932     -   (1,098,500)   1,040,749
                                           -----------     --    -------     --   -------    --   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...       652,112      -    605,691      -   257,754     -   (7,719,113)  (3,797,402)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................            --      -         --      -        --     -   45,858,981   51,320,504
                                           -----------     --    -------     --   -------    --   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...   $   652,112      -    605,691      -   257,754     -   38,139,868   47,523,102
                                           ===========     ==    =======     ==   =======    ==   ==========   ==========
CHANGES IN UNITS:
  Beginning units ......................            --      -         --      -        --     -    4,369,756    4,254,272
                                           -----------     --    -------     --   -------    --   ----------   ----------
  Units purchased ......................        72,719      -     65,613      -    31,801     -      270,703      945,537
  Units redeemed .......................        (1,427)     -       (727)     -      (174)    -     (381,361)    (871,598)
                                           -----------     --    -------     --   -------    --   ----------   ----------
  Ending units .........................        71,292      -     64,886      -    31,627     -    4,259,098    4,328,211
                                           ===========     ==    =======     ==   =======    ==   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                   CSGPVEN                   CSINTEQ
                                                   -------                   -------
                                            2002           2001         2002          2001
                                            ----           ----         ----          ----
INVESTMENT ACTIVITY:
  Net investment income ................  $    (38,087)     (61,575)     (78,986)     (114,367)
  Realized gain (loss) on investments ..      (304,858)  (7,429,869)     998,037    (5,569,988)
  Change in unrealized gain (loss)
   on investments ......................      (837,468)   4,706,809     (862,413)    2,762,676
  Reinvested capital gains .............            --           --           --            --
                                          ------------   ----------   ----------    ----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .........................    (1,180,413)  (2,784,635)      56,638    (2,921,679)
                                          ------------   ----------   ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners .....................        61,138      132,140       81,255       226,971
  Transfers between funds ..............    (1,017,607)  (1,456,683)  (1,180,275)    1,277,830
  Redemptions ..........................      (272,619)    (377,543)    (571,716)     (628,061)
  Annuity benefits .....................            --           --           --            --
  Annual contract maintenance charges
   (note 2) ............................           (28)         (42)         (60)          (76)
  Contingent deferred sales charges
   (note 2) ............................        (4,792)     (12,781)     (10,356)      (13,827)
  Adjustments to maintain reserves .....           768      (10,421)        (984)         (304)
                                          ------------   ----------   ----------    ----------
   Net equity transactions .............    (1,233,140)  (1,725,330)  (1,682,136)      862,533
                                          ------------   ----------   ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (2,413,553)  (4,509,965)  (1,625,498)   (2,059,146)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     8,573,915   15,252,909   15,534,586    23,458,299
                                          ------------   ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...  $  6,160,362   10,742,944   13,909,088    21,399,153
                                          ============   ==========   ==========    ==========
CHANGES IN UNITS:
  Beginning units ......................       881,184    1,111,277    1,823,262     2,118,431
                                          ------------   ----------   ----------    ----------
  Units purchased ......................         6,869      911,189        7,297    15,182,116
  Units redeemed .......................      (148,201)  (1,045,761)    (163,430)  (15,013,356)
                                          ------------   ----------   ----------    ----------
  Ending units .........................       739,852      976,705    1,667,129     2,287,191
                                          ============   ==========   ==========    ==========

                                                    CSLCAPV                  DRYMIDCAPIX
                                                    -------                  -----------
                                              2002          2001         2002          2001
                                              ----          ----         ----          ----
INVESTMENT ACTIVITY:
  Net investment income ................      (106,073)     (114,233)     (831,939)     (294,915)
  Realized gain (loss) on investments ..       267,255       (30,443)   (1,374,988)      749,041
  Change in unrealized gain (loss)
   on investments ......................    (2,270,722)      695,304    (9,165,978)     (168,667)
  Reinvested capital gains .............            --            --       679,761            --
                                            ----------    ----------   -----------   -----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .........................    (2,109,540)      550,628   (10,693,144)      285,459
                                            ----------    ----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners .....................       159,972       215,804    35,203,279    26,604,231
  Transfers between funds ..............      (513,179)    2,018,371    20,380,461    13,513,183
  Redemptions ..........................    (1,128,801)     (657,388)   (7,026,986)   (3,190,314)
  Annuity benefits .....................            --            --       (27,903)      (12,618)
  Annual contract maintenance charges
   (note 2) ............................          (150)         (141)       (1,455)         (479)
  Contingent deferred sales charges
   (note 2) ............................       (24,402)      (14,310)     (134,584)      (63,866)
  Adjustments to maintain reserves .....           508           218        38,130       (54,250)
                                            ----------    ----------   -----------   -----------
   Net equity transactions .............    (1,506,052)    1,562,554    48,430,942    36,795,887
                                            ----------    ----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..    (3,615,592)    2,113,182    37,737,798    37,081,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................    21,865,632    20,989,398   163,195,077    89,192,738
                                            ----------    ----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    18,250,040    23,102,580   200,932,875   126,274,084
                                            ==========    ==========   ===========   ===========
CHANGES IN UNITS:
  Beginning units ......................     1,671,364     1,602,463    10,642,272     5,685,236
                                            ----------    ----------   -----------   -----------
  Units purchased ......................        12,573       368,529     3,414,503     6,221,937
  Units redeemed .......................      (131,943)     (255,211)     (343,210)   (3,859,528)
                                            ----------    ----------   -----------   -----------
  Ending units .........................     1,551,994     1,715,781    13,713,565     8,047,645
                                            ==========    ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                             DryEuroEq            DrySmCapIxS             DrySRGro                  DryStkIx
                                    ---------------------- ------------------- ------------------------- ---------------------------
                                         2002         2001       2002      2001       2002         2001         2002          2001
                                    ------------  ---------- ---------- --------  ----------- ------------  ------------ -----------
INVESTMENT ACTIVITY:
  Net investment income .........  $  (100,252)    (97,536)    (1,853)    --     (1,095,585)  (1,453,419)      586,648     (285,645)
  Realized gain (loss) on
   investments ..................       97,689  (2,578,423)  (160,213)    --     (6,430,984)     375,174    (1,651,203)   2,625,549
  Change in unrealized gain
   (loss) on investments ........     (672,945) (1,581,999)    75,440     --    (29,401,016) (42,799,941) (165,475,946) (99,148,991)
  Reinvested capital gains ......         --          --         --       --           --           --            --        223,983
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------
   Net increase (decrease) in
     contract owners' equity
     resulting from operations ..     (675,508) (4,257,958)   (86,626)    --    (36,927,585) (43,878,186) (166,540,501) (96,585,104)
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------

EQUITY TRANSACTIONS:
  Purchase payments received
   from contract owners .........      928,977   4,312,150    328,167     --      9,344,899   35,367,073    94,018,657  147,731,613
  Transfers between funds .......   (2,408,341) (1,089,944) 1,534,766     --    (14,506,461) (16,478,778)  (32,999,176)  (3,059,777)
  Redemptions ...................     (789,707)   (740,741)    (6,713)    --     (8,189,524)  (8,326,551)  (52,850,811) (44,054,494)
  Annuity benefits ..............       (1,182)     (1,040)      --       --         (5,095)     (11,880)     (105,267)     (80,347)
  Annual contract maintenance
    charges (note 2) ............         (182)       (145)      --       --        (14,791)     (15,506)      (30,080)     (29,673)
  Contingent deferred sales
   charges (note 2) .............       (8,183)    (18,722)      --       --       (197,190)    (193,177)     (994,689)    (923,619)
  Adjustments to maintain
   reserves .....................       (2,815)     (3,422)    (5,529)    --         (8,765)      48,169      (184,675)     (74,225)
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------
   Net equity transactions ......   (2,281,433)  2,458,136  1,850,691     --    (13,576,927)  10,389,350     6,853,959   99,509,478
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY .................   (2,956,941) (1,799,822) 1,764,065     --    (50,504,512) (33,488,836) (159,686,542)   2,924,374
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ............   15,472,842  20,036,796       --       --    217,322,393  288,625,128 1,184,502,505 1,250,199,904
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ......................  $12,515,901  18,236,974  1,764,065     --    166,817,881  255,136,292 1,024,815,963 1,253,124,278
                                  ============= =========== ========== ======== ============ ============ ============= ============


CHANGES IN UNITS:
  Beginning units ...............    1,748,066   1,605,859        --     --      19,487,708   19,733,997    99,494,839   90,529,550
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------
  Units purchased ...............       82,158   6,291,595    195,363    --         851,660    3,540,405     1,085,342   22,909,518
  Units redeemed ................     (284,016) (6,049,666)      (699)   --      (2,165,029)  (2,808,276)     (350,493) (15,105,507)
                                  ------------- ----------- ---------- -------- ------------ ------------ ------------- ------------
  Ending units ..................    1,546,208   1,847,788    194,664    --      18,174,339   20,466,126    100,229,688  98,333,561
                                  ============= =========== ========== ======== ============ ============ ============= ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                        DryVIFApp                  DryVIFIntVal        DryVIFSmCap             FGVITHiInc
                                ---------------------------     -----------------   -----------------  -------------------------
                                     2002           2001         2002      2001      2002    2001        2002          2001
                                -------------  ------------    -------    ------   -------  -------    ------------  -----------
INVESTMENT ACTIVITY:
  Net investment income .......    $   (982,617)     (911,352)       (28)    --        (48)     --       3,874,495    3,141,577
  Realized gain (loss) on
    investments ...............        (351,594)    1,398,448          3     --          1      --      (5,690,120)  (3,158,274)
  Change in unrealized gain
    (loss) on investments .....     (15,825,745)  (13,000,834)       477     --     (1,377)     --         332,968      192,515
  Reinvested capital gains ....           --            --         --       --       --        --            --           --
                                  -------------  ------------  ---------  ------  --------  -------    ------------  ----------
      Net increase (decrease)
        in contract owners'
        equity resulting from       (17,159,956)  (12,513,738)       452     --     (1,424)     --      (1,482,657)     175,818
        operations ............   -------------  ------------  ---------  ------  --------  -------    ------------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .......     16,508,130    19,775,454     13,343     --     23,378      --      15,138,953   11,140,704
  Transfers between funds ......       (962,543)     (616,702)       (13)    --       --        --       6,375,143    9,330,460
  Redemptions ..................     (8,094,577)   (6,041,556)      --       --       --        --      (6,201,872)  (2,811,541)
  Annuity benefits .............        (18,092)      (17,148)      --       --       --        --         (43,747)     (35,222)
  Annual contract maintenance
    charges (note 2) ...........         (4,880)       (5,071)      --       --       --        --            (273)        (175)
  Contingent deferred sales
    charges (note 2) ...........       (156,549)     (116,960)      --       --       --        --         (57,427)     (29,170)
  Adjustments to maintain
    reserves ...................        (13,738)       (3,649)        (1)    --         11      --          30,095           88
                                  -------------  ------------  ---------  ------  --------  -------   ------------  -----------
      Net equity transactions ..      7,257,751    12,974,368     13,329     --     23,389      --      15,240,872   17,595,144
                                  -------------  ------------  ---------  ------  --------  -------   ------------  -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY .............        (9,902,205)      460,630     13,781     --     21,965      --      13,758,215   17,770,962
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ........       178,670,962   178,337,682       --       --       --        --      95,559,807   55,299,575
                                  -------------  ------------  ---------  ------  --------  -------   ------------  -----------
CONTRACT OWNERS' EQUITY END
 OF PERIOD ..................      $168,768,757   178,798,312     13,781     --     21,965      --     109,318,022   73,070,537
                                  =============  ============  =========  ======  ========  =======   ============  ===========

CHANGES IN UNITS:
  Beginning units ...........        14,326,910    12,683,935       --       --       --        --       9,462,395    5,607,802
                                  -------------  ------------  ---------  ------  --------  -------   ------------  -----------
  Units purchased ...........           878,775     2,857,503      1,290     --      2,135      --       1,818,022    4,685,506
  Units redeemed ............          (228,445)   (1,836,939)        (1)    --       --        --        (332,034)  (2,984,878)
                                  -------------  ------------  ---------  ------  --------  -------   ------------  -----------
  Ending units ..............        14,977,240    13,704,499      1,289     --      2,135      --      10,948,383    7,308,430
                                  =============  ============  =========  ======  ========  =======   ============  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                   FedQualBd                 FidVIPEIS                   FidVIPGrS                 FidVIPHIS
                         -------------------------- ------------------------- ---------------------------- -------------------------
                               2002          2001         2002         2001          2002          2001          2002         2001
                         ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------
INVESTMENT ACTIVITY:
  Net investment
    income ............  $  7,809,942    1,706,120    6,224,803    5,279,326    (3,664,799)    (5,484,618)  17,102,068   22,156,521
  Realized gain (loss)
    on investments ....     1,301,768      854,600   (3,989,540)  (1,826,338)  (37,130,893)   (10,786,813) (27,262,845) (35,330,863)
  Change in unrealized
    gain (loss) on
    investments ......     (7,460,552)    (528,163) (67,993,490) (36,483,500) (134,244,017)  (161,421,812)   1,734,527   (2,076,036)
  Reinvested capital
    gains .............     3,518,957      234,904   14,786,371   24,425,390          --       68,833,430         --           --
                         ------------  ------------ ------------ ------------ ------------- -------------- ------------ ------------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations ..    5,170,115    2,267,461  (50,971,856)  (8,605,122) (175,039,709)  (108,859,813)  (8,426,250) (15,250,378)
                        ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ...    69,366,268   45,233,661   97,445,876  103,505,555    58,740,904    141,048,744   16,679,149   29,750,119
  Transfers between
    funds .............    14,719,467   18,706,964    8,670,537   15,363,332   (48,204,688)   (57,444,175) (19,560,877)  (5,142,370)
  Redemptions .........   (12,852,323)  (3,439,339) (26,786,707) (20,419,298)  (34,824,630)   (35,257,044)  (9,900,277)  (6,961,496)
  Annuity benefits ....       (44,195)     (16,895)     (34,756)     (15,021)      (90,205)       (46,211)      (7,136)      (3,189)
  Annual contract
    maintenance charges
    (note 2) ..........          (499)        (109)      (4,653)      (3,284)      (16,713)       (16,728)      (1,488)      (1,501)
  Contingent deferred
    sales charges
    (note 2) ..........      (173,803)     (42,235)    (456,609)    (348,190)     (705,880)      (669,065)    (146,896)    (105,707)
  Adjustments to
    maintain
    reserves ..........         3,357       33,063      (42,007)     (84,747)      (45,472)      (257,040)     (16,664)     (15,662)
                         ------------ ------------ ------------ ------------ ------------- -------------- ------------ ------------
      Net equity
        transactions ..    71,018,272   60,475,110   78,791,681   97,998,347   (25,146,684)    47,358,481  (12,954,189)  17,520,194
                        ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------
NET CHANGE IN
  CONTRACT OWNERS'
  EQUITY ..............    76,188,387   62,742,571   27,819,825   89,393,225  (200,186,393)   (61,501,332) (21,380,439)   2,269,816
CONTRACT OWNERS'
  EQUITY BEGINNING OF
  PERIOD ..............   232,636,766   64,869,739  666,202,250  515,597,606   893,332,864  1,041,676,489  180,112,967  172,895,576
                        ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------
CONTRACT OWNERS'
  EQUITY END OF
  PERIOD ..............  $308,825,153  127,612,310  694,022,075  604,990,831   693,146,471    980,175,157  158,732,528  175,165,392
                        ============= ============ ============ ============ ============= ============== ============ ============

CHANGES IN UNITS:
  Beginning units .....    20,337,003    6,068,735   54,589,794   39,698,766    69,067,055     64,931,576   25,533,687   21,554,541
                        ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------
  Units purchased .....     6,975,701    8,941,658    7,705,070   15,288,213     4,840,389     19,054,722    2,501,913   18,137,962
  Units redeemed ......      (816,104)  (3,437,201)  (1,285,757)  (7,740,746)   (6,856,999)   (15,638,757)  (4,430,855) (16,173,614)
                        ------------- ------------ ------------ ------------ ------------- -------------- ------------ ------------
  Ending units ........    26,496,600   11,573,192   61,009,107   47,246,233    67,050,445     68,347,541   23,604,745   23,518,889
                        ============= ============ ============ ============ ============= ============== ============ ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                        FidVIPOvS                FidVIPOvSR          FidVIPConS                FidVIPGrOpS
                               -------------------------- ------------------ ------------------------- ------------ ------------
                                   2002          2001         2002     2001      2002         2001         2002         2001
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
INVESTMENT ACTIVITY:
  Net investment income ......  $     35,033    5,766,295     (9,534)    --       715,549      803,910      398,025     (449,716)
  Realized gain (loss) on
    investments ..............     5,931,511  (27,144,148)   (36,432)    --    (3,681,770)    (674,324)  (6,707,968)  (3,606,850)
  Change in unrealized gain
    (loss) on investments ....    (4,244,415)  (1,938,093)  (300,498)    --    (5,073,514) (81,003,675) (11,760,199) (12,174,579)
  Reinvested capital gains ...          --     10,380,090       --       --          --     15,654,677         --           --
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
    Net increase (decrease)
      in contract owners'
      equity resulting from
      operations .............     1,722,129  (12,935,856)  (346,464)    --    (8,039,735) (65,219,412) (18,070,142) (16,231,145)
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .....     5,204,733   15,471,360  2,730,298     --    38,577,301   64,987,305    3,789,077   11,401,466
  Transfers between funds ....   (18,882,585)  19,735,543  6,418,446     --    (3,681,701) (26,381,976)  (7,727,886) (10,461,249)
  Redemptions ................    (4,484,886)  (3,522,316)  (130,484)    --   (22,204,198) (18,121,392)  (5,364,711)  (5,650,573)
  Annuity benefits ...........        (9,607)     (10,313)      --       --       (61,570)     (50,833)      (3,926)      (8,074)
  Annual contract maintenance
    charges (note 2) .........          (690)        (756)      --       --       (12,499)     (11,873)      (1,332)      (1,238)
  Contingent deferred sales
    charges (note 2) .........       (70,926)     (49,636)    (2,077)    --      (483,021)    (366,566)    (113,955)    (113,146)
  Adjustments to maintain
    reserves .................       103,596       (8,839)     1,683     --        82,310      (48,360)     (16,468)     (37,159)
                                ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
      Net equity
      transactions............   (18,140,365)  31,615,043  9,017,866     --    12,216,622   20,006,305   (9,439,201)  (4,869,973)
                                ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ............    (16,418,236)  18,679,187  8,671,402     --     4,176,887  (45,213,107) (27,509,343) (21,101,118)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ......     107,376,380  125,027,688       --       --   551,747,477  609,881,705  136,225,725  177,472,606
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ................    $ 90,958,144  143,706,875  8,671,402     --   555,924,364  564,668,598  108,716,382  156,371,488
                               ============= ============ ========== ======= ============ ============ ============ ============


CHANGES IN UNITS:
  Beginning units ...........     10,843,987    9,861,468       --       --    44,175,712   42,190,843   15,069,734   16,526,978
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
  Units purchased ...........        391,305   74,448,911    923,821     --     1,487,050    6,825,123      444,044    2,689,986
  Units redeemed ............     (1,765,842) (71,459,822)   (12,811)    --      (424,927)  (5,328,848)  (1,550,472)  (3,126,984)
                               ------------- ------------ ---------- ------- ------------ ------------ ------------ ------------
  Ending units ..............      9,469,450   12,850,557    911,010     --    45,237,835   43,687,118   13,963,306   16,089,980
                               ============= ============ ========== ======= ============ ============ ============ ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                            FidVIPVaIS           FHCapAp            FHGrInc              GVITEmMrkts
                                       ------------------  ------------------  ------------------  -----------------------
                                          2002      2001      2002     2001     2002       2001       2002        2001
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------
INVESTMENT ACTIVITY:
  Net investment income .............  $    (694)    --        (400)     --       (2,555)    --       (62,295)        576
  Realized gain (loss) on
    investments .....................     (7,981)    --         172      --          233     --     1,158,634    (206,549)
  Change in unrealized gain (loss)
    on investments ..................    (46,547)    --     (74,249)     --     (201,969)    --    (1,787,851)    (35,014)
  Reinvested capital gains ..........       --       --        --        --         --       --          --          --
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....    (55,222)    --     (74,477)     --     (204,291)    --      (691,512)   (240,987)
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................    183,216     --     142,764      --      768,241     --     1,041,333     930,253
  Transfers between funds ...........    386,091     --       --         --         --       --     3,910,878   2,628,566
  Redemptions .......................     (3,726)    --      (1,423)     --       (7,587)    --      (575,909)    (56,922)
  Annuity benefits ..................       --       --       --         --         --       --        (1,486)       (273)
  Annual contract maintenance charges
    (note 2) ........................       --       --       --         --         --       --           (91)         (9)
  Contingent deferred sales charges
    (note 2) ........................         (1)    --        (122)     --         (250)    --       (12,308)       (218)
  Adjustments to maintain reserves ..         60     --        (127)     --         (331)    --        24,509        (676)
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------
    Net equity transactions .........    565,640     --     141,092      --      760,073     --     4,386,926   3,500,721
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY    510,418     --      66,615      --      555,782     --     3,695,414   3,259,734
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       --       --     553,286      --      616,267     --     5,348,292     104,867
                                       ----------  ------  ---------  -------  ----------  ------  -----------  ----------
CONTRACT OWNERS' EQUITY END OF PERIOD  $ 510,418     --     619,901      --    1,172,049     --     9,043,706   3,364,601
                                       ==========  ======  =========  =======  ==========  ======  ===========  ==========


CHANGES IN UNITS:
  Beginning units ...................       --       --     50,748       --       60,994     --       688,788      12,616
                                       ----------  ------  ----------  ------  ----------  ------  -----------  ----------
  Units purchased ...................     58,616     --    (36,135)      --       31,271     --       563,048   1,367,772
  Units redeemed ....................       (379)    --       (367)      --         (303)    --       (53,123)   (979,955)
                                       ----------  ------  ----------  ------  ----------  ------  -----------  ----------
  Ending units ......................     58,237     --     14,246       --       91,962     --     1,198,713     400,433
                                       ==========  ======  =========  =======  ==========  ======  ===========  ==========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                             GVITEmMrkts3          GVITGlFin3          GVITGlHlth3            GVITGlTech
                                         -------------------    ---------------    -----------------    -----------------------
                                             2002       2001      2002     2001      2002       2001      2002           2001
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $      (592)     --     (2,309)     --       (5,088)     --       (4,833)      (34,177)
  Realized gain (loss) on investments        (16,489)     --     10,727      --          201      --   (1,288,164)   (3,104,701)
  Change in unrealized gain (loss)
   on investments ....................      (367,927)     --    (40,857)     --     (156,440)     --   (1,527,865)    1,597,269
  Reinvested capital gains ...........            --      --         --      --           --      --           --            --
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................      (385,008)     --    (32,439)     --     (161,327)     --   (2,820,862)   (1,541,609)
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................     1,276,791      --    189,624      --      876,462      --      807,966     2,562,076
  Transfers between funds ............     2,481,056      --    679,465      --    1,445,677      --   (1,619,575)    2,252,158
  Redemptions ........................       (82,676)     --     (1,720)     --      (15,450)     --     (329,446)     (185,666)
  Annuity benefits ...................            --      --         --      --           --      --           --            --
  Annual contract maintenance charges
   (note 2) ..........................            --      --         --      --           (1)     --         (212)          (87)
  Contingent deferred sales charges
   (note 2) ..........................          (520)     --         (8)     --         (114)     --      (13,344)       (1,193)
  Adjustments to maintain reserves ...        18,156      --        (49)     --       (1,183)     --       (2,074)      (70,914)
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
     Net equity transactions .........     3,692,807      --    867,312      --    2,305,391      --   (1,156,685)    4,556,374
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY      3,307,799      --    834,873      --    2,144,064      --   (3,977,547)    3,014,765
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --      --         --      --           --      --    9,106,841     5,571,947
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 3,307,799      --    834,873      --    2,144,064      --    5,129,294     8,586,712
                                         ===========    ====    =======    ====    =========    ====    =========     =========

CHANGES IN UNITS:
  Beginning units ....................            --      --         --      --           --      --    2,521,408       873,083
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
  Units purchased ....................       388,748      --     85,501      --      238,278      --      300,667     3,028,138
  Units redeemed .....................        (8,192)     --       (169)     --       (1,565)     --     (728,439)   (1,989,226)
                                         -----------    ----    -------    ----    ---------    ----    ---------     ---------
  Ending units .......................       380,556      --     85,332      --      236,713      --    2,093,636     1,911,995
                                         ===========    ====    =======    ====    =========    ====    =========     =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                             GVITGlTech3       GVITGlUtl3             GVITGvtBd                  GVITGrowth
                                          ----------------   --------------    ------------------------   -------------------------
                                             2002     2001     2002    2001       2002           2001        2002          2001
                                          ---------   ----   -------   ----    ----------    ----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............  $     6,078     --     1,609     --    12,115,773     8,690,902      (655,697)     (972,122)
  Realized gain (loss) on investments       (13,584)    --     2,388     --     3,287,343    (1,658,858)  (20,238,304)  (58,143,780)
  Change in unrealized gain (loss)
   on investments ....................     (114,311)    --   (30,681)    --     7,694,111      (940,874)   (2,267,789)    8,742,279
  Reinvested capital gains ...........           --     --        --     --       728,296            --            --            --
                                          ---------   ----   -------   ----    ----------     ---------   -----------   -----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................     (121,817)    --   (26,684)    --    23,825,523     6,091,170   (23,161,790)  (50,373,623)
                                          ---------   ----   -------   ----    ----------     ---------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................      271,024     --   156,510     --   107,100,728    89,605,668     3,806,553    10,127,510
  Transfers between funds ............      745,036     --   242,365     --    65,519,670    30,040,291    (8,024,048)  (13,890,582)
  Redemptions ........................       (3,781)    --      (831)    --   (33,725,207)  (16,060,400)   (5,581,234)   (7,948,156)
  Annuity benefits ...................           --     --        --     --       (42,296)      (20,644)       (7,985)       (8,361)
  Annual contract maintenance charges
   (note 2) ..........................           (3)    --        --     --        (3,964)       (2,096)       (5,351)       (5,919)
  Contingent deferred sales charges
   (note 2) ..........................           --     --        --     --      (538,637)     (275,487)     (129,208)     (156,111)
  Adjustments to maintain reserves ...        4,274     --         1     --        84,628         8,716        (1,908)      (43,923)
                                          ---------   ----   -------   ----    ----------     ---------   -----------   -----------
     Net equity transactions .........    1,016,550     --   398,045     --   138,394,922   103,296,048    (9,943,181)  (11,925,542)
                                          ---------   ----   -------   ----   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       894,733     --   371,361     --   162,220,445   109,387,218   (33,104,971)  (62,299,165)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................           --     --        --     --   616,004,559   345,808,194   138,834,579   232,325,125
                                          ---------   ----   -------   ----   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD   $   894,733     --   371,361     --   778,225,004   455,195,412   105,729,608   170,025,960
                                          =========   ====   =======   ====   ===========   ===========   ===========   ===========

CHANGES IN UNITS:
  Beginning units ....................           --     --        --     --    51,441,846    30,078,964    19,812,385    23,423,006
                                          ---------   ----   -------   ----    ----------     ---------   -----------   -----------
  Units purchased ....................      105,847     --    43,451     --    13,628,779    25,751,286       561,629     8,612,632
  Units redeemed .....................         (391)    --       (90)    --    (1,905,256)  (16,611,738)   (2,040,280)  (10,060,918)
                                          ---------   ----   -------   ----    ----------     ---------   -----------   -----------
  Ending units .......................      105,456     --    43,361     --    63,165,369    39,218,512    18,333,734    21,974,720
                                          =========   ====   =======   ====    ==========    ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                               GVITIDAgg             GVITIDCon             GVITIDMod           GVITIDModAgg
                                           -----------------    ------------------    ------------------    ------------------
                                              2002      2001       2002       2001       2002       2001       2002       2001
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
INVESTMENT ACTIVITY:
  Net investment income ..............   $     7,030      --        49,070      --        83,848      --        32,727      --
  Realized gain (loss) on investments          3,212      --         3,657      --         3,203      --         6,217      --
  Change in unrealized gain (loss)
   on investments ....................      (270,748)     --      (148,575)     --    (1,151,473)     --      (794,942)     --
  Reinvested capital gains ...........           694      --            98      --            93      --           650      --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................      (259,812)     --       (95,750)     --    (1,064,329)     --      (755,348)     --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................     2,555,538      --     7,588,388      --    22,162,888      --    10,685,196      --
  Transfers between funds ............     1,921,889      --     9,049,304      --    12,343,491      --     5,596,298      --
  Redemptions ........................        (7,053)     --      (128,697)     --      (390,215)     --      (279,672)     --
  Annuity benefits ...................            --      --            --      --            --      --          (369)     --
  Annual contract maintenance charges
   (note 2) ..........................           (15)     --           (11)     --           (26)     --           (27)     --
  Contingent deferred sales charges
   (note 2) ..........................          (276)     --        (1,217)     --        (4,725)     --          (176)     --
  Adjustments to maintain reserves ...        (7,370)     --          (344)     --        (1,374)     --          (585)     --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
     Net equity transactions .........     4,462,713      --    16,507,423      --    34,110,039      --    16,000,665      --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      4,202,901      --    16,411,673      --    33,045,710      --    15,245,317      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --      --            --      --            --      --            --      --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 4,202,901      --    16,411,673      --    33,045,710      --    15,245,317      --
                                           =========    ====    ==========    ====    ==========    ====    ==========    ====

CHANGES IN UNITS:
  Beginning units ....................            --      --            --      --            --      --            --      --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
  Units purchased ....................       445,796      --     1,661,264      --     3,455,685      --     1,613,542      --
  Units redeemed .....................          (700)     --       (12,655)     --       (38,214)     --       (26,796)     --
                                           ---------    ----    ----------    ----    ----------    ----    ----------    ----
  Ending units .......................       445,096      --     1,648,609      --     3,417,471      --     1,586,746      --
                                           =========    ====    ==========    ====    ==========    ====    ==========    ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                            GVITIDModCon           GVITIntGro           GVITIntGro3             GVITMyMkt
                                          -----------------  ----------------------    --------------  ----------------------------
                                             2002      2001     2002         2001        2002    2001      2002            2001
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $     53,859     --    (15,280)      (3,325)      (531)    --        288,416     14,105,663
  Realized gain (loss) on investments           (309)    --    167,911       30,388         --     --             --              1
  Change in unrealized gain (loss)
   on investments ....................      (407,914)    --   (134,621)       8,014    (17,097)    --             --             --
  Reinvested capital gains ...........           107     --         --           --         --     --             --             --
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................      (354,257)    --     18,010       35,077    (17,628)    --        288,416     14,105,664
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................     8,534,361     --  1,425,810      613,949    349,057     --    327,413,401    309,980,551
  Transfers between funds ............    10,747,901     -- (1,038,134)   1,978,583    268,894     --    (74,681,269)  (158,660,783)
  Redemptions ........................      (290,577)    --   (117,911)      (7,205)    (3,614)    --   (375,999,399)   (84,080,870)
  Annuity benefits ...................          (391)    --         --           --         --     --        (74,266)       (61,389)
  Annual contract maintenance charges
   (note 2) ..........................           (34)    --        (54)         (24)        --     --         (3,967)        (2,034)
  Contingent deferred sales charges
   (note 2) ..........................        (1,118)    --       (452)        (124)        --     --     (2,010,675)    (1,044,051)
  Adjustments to maintain reserves ...       (62,397)    --    (62,276)        (139)       (32)    --       (274,259)       118,470
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
     Net equity transactions .........    18,927,745     --    206,983    2,585,040    614,305     --   (125,630,434)    66,249,894
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY     18,573,488     --    224,993    2,620,117    596,677     --   (125,342,018)    80,355,558
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --     --  1,585,220      403,432         --     --  1,319,078,521    788,047,281
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 18,573,488     --  1,810,213    3,023,549    596,677     --  1,193,736,503    868,402,839
                                          ==========   ====  =========    =========    =======   ====  =============   ============

CHANGES IN UNITS:
  Beginning units ....................            --     --    250,125       43,902         --     --    115,781,439     70,634,880
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
  Units purchased ....................     1,907,111     --     86,986    3,235,985     63,101     --     29,514,760     99,618,178
  Units redeemed .....................       (27,986)    --    (27,434)  (2,855,574)      (365)    --    (40,636,081)   (93,869,650)
                                          ----------   ----  ---------    ---------    -------   ----  -------------   ------------
  Ending units .......................     1,879,125     --    309,677      424,313     62,736     --    104,660,118     76,383,408
                                          ==========   ====  =========    =========    =======   ====  =============   ============

NATIONWIDE VARIABLE ACCOUNT- 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2002 and 2001
(UNAUDITED)

                                                   GVITLead3                   GVITSmCapGr
                                             -------------------      -----------------------------
                                                2002        2001          2002              2001
                                             ---------      ----      -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ..............     $    (9,855)       --         (600,309)         (430,666)
  Realized gain (loss) on investments           41,439        --       (6,396,807)       (9,377,118)
  Change in unrealized gain (loss)
   on investments ....................        (140,431)       --      (14,712,714)        5,952,680
  Reinvested capital gains ...........              --        --               --                --
                                             ---------      ----      -----------       -----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................        (108,847)       --      (21,709,830)       (3,855,104)
                                             ---------      ----      -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................         456,278        --       14,997,475        19,720,709
  Transfers between funds ............       6,313,670        --       (5,759,458)        4,420,891
  Redemptions ........................         (92,500)       --       (4,081,989)       (1,610,163)
  Annuity benefits ...................              --        --           (2,857)             (340)
  Annual contract maintenance charges
   (note 2) ..........................              --        --             (899)             (468)
  Contingent deferred sales charges
   (note 2) ..........................          (2,635)       --         (109,095)          (26,004)
  Adjustments to maintain reserves ...           1,328        --           (6,524)          (47,857)
                                             ---------      ----      -----------       -----------
     Net equity transactions .........       6,676,141        --        5,036,653        22,456,768
                                             ---------      ----      -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        6,567,294        --      (16,673,177)       18,601,664
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................              --        --      104,224,598        69,785,338
                                             ---------      ----      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 6,567,294        --       87,551,421        88,387,002
                                             =========      ====      ===========       ===========

CHANGES IN UNITS:
  Beginning units ....................              --        --        7,019,483         4,035,277
                                             ---------      ----      -----------       -----------
  Units purchased ....................         629,479        --          488,201         3,950,762
  Units redeemed .....................          (8,372)       --         (138,495)       (2,533,519)
                                             ---------      ----      -----------       -----------
  Ending units .......................         621,107        --        7,369,189         5,452,520
                                             =========      ====      ===========       ===========


                                                    GVITSmCapVal                          GVITSmComp
                                            -----------------------------       -----------------------------
                                                2002              2001              2002              2001
                                            -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ..............       (2,281,224)       (1,249,512)       (1,593,648)       (1,034,310)
  Realized gain (loss) on investments        (4,778,259)        3,626,954        (2,318,688)      (28,621,800)
  Change in unrealized gain (loss)
   on investments ....................      (58,373,112)       43,998,946       (10,672,658)       25,939,160
  Reinvested capital gains ...........        8,654,804                --                --                --
                                            -----------       -----------       -----------       -----------
   Net increase (decrease) in contract
    owners' equity resulting from
    operations .......................      (56,777,791)       46,376,388       (14,584,994)       (3,716,950)
                                            -----------       -----------       -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ...................       56,937,321        40,290,357        30,127,740        33,724,208
  Transfers between funds ............        3,640,022        71,951,048        10,204,109        12,858,783
  Redemptions ........................      (17,429,348)       (7,100,687)      (19,619,615)       (6,647,897)
  Annuity benefits ...................          (20,292)          (12,290)          (31,360)          (10,159)
  Annual contract maintenance charges
   (note 2) ..........................           (2,925)           (1,474)           (2,795)           (1,895)
  Contingent deferred sales charges
   (note 2) ..........................         (300,960)         (140,361)         (198,713)          (97,520)
  Adjustments to maintain reserves ...           93,920            (9,755)          (65,110)          (45,716)
                                            -----------       -----------       -----------       -----------
     Net equity transactions .........       42,917,738       104,976,838        20,414,256        39,779,804
                                            -----------       -----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (13,860,053)      151,353,226         5,829,262        36,062,854
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      383,682,853       139,870,198       264,777,103       227,220,649
                                            -----------       -----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD       369,822,800       291,223,424       270,606,365       263,283,503
                                            ===========       ===========       ===========       ===========

CHANGES IN UNITS:
  Beginning units ....................       20,396,752         9,836,911        17,761,358        14,358,244
                                            -----------       -----------       -----------       -----------
  Units purchased ....................        2,399,230        21,295,913         1,600,491        13,330,306
  Units redeemed .....................         (434,522)      (15,806,697)         (394,348)      (11,059,677)
                                            -----------       -----------       -----------       -----------
  Ending units .......................       22,361,460        15,326,127        18,967,501        16,628,873
                                            ===========       ===========       ===========       ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                       GVITTotRt              GVITUSGro3          GVITWLead                JPMorBal
                             --------------------------- ----------------- ----------------------- -------------------------
                                  2002          2001         2002    2001      2002       2001         2002         2001
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
INVESTMENT ACTIVITY:
Net investment income .....  $  (1,148,726)    (820,175)    (7,317)   --      159,277     199,978      676,986      726,512
Realized gain (loss) on
 investments ..............    (26,401,398) (10,183,274)   (20,578)   --     (391,737) (9,937,495)    (647,799)    (300,192)
Change in unrealized gain
 (loss) on investments ....     (5,964,575) (37,239,482)  (377,848)   --   (1,777,416)  3,305,521  (13,026,474)  (2,955,740)
Reinvested capital gains ..           --           --         --      --         --          --           --           --
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
 Net increase (decrease) in
 contract owners' equity
 resulting from
 operations ...............    (33,514,699) (48,242,931)  (405,743)   --   (2,009,876) (6,431,996) (12,997,287)  (2,529,420)
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------

EQUITY TRANSACTIONS:
Purchase payments received
 from contract owners .....     28,339,174   65,813,955    442,265    --    1,429,926   3,194,178   17,303,632   22,890,968
Transfers between funds ...     (9,555,675) (14,981,671) 3,009,576    --     (708,916)   (708,530)    (616,303)   2,075,504
Redemptions ...............    (21,654,978) (21,951,952)   (55,783)   --   (1,583,340)   (942,353)  (6,748,922)  (4,986,860)
Annuity benefits ..........        (36,702)     (31,611)      --      --         (714)       (508)     (10,276)      (1,752)
Annual contract maintenance
 charges (note 2) .........        (12,530)     (11,352)      --      --         (255)       (252)        (787)        (621)
Contingent deferred sales
 charges (note 2) .........       (439,870)    (438,304)    (2,531)   --      (26,132)    (16,413)    (121,148)     (78,090)
Adjustments to maintain
 reserves .................        (85,875)       6,389     (2,180)   --       32,299     (10,802)      (3,621)     (68,944)
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
 Net equity transactions ..     (3,446,456)  28,405,454  3,391,347    --     (857,132)  1,515,320    9,802,575   19,830,205
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........    (36,961,155) (19,837,477) 2,985,604    --   (2,867,008) (4,916,676)  (3,194,712)  17,300,785
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......    516,274,860  562,856,517       --      --   35,411,072  44,628,929  135,377,876  104,626,131
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............  $ 479,313,705  543,019,040  2,985,604    --   32,544,064  39,712,253  132,183,164  121,926,916
                             ============== ============ ========== ====== =========== =========== ============ ============


CHANGES IN UNITS:
Beginning units ...........     48,260,088   45,824,388       --      --    3,514,002   3,553,916   13,426,670    9,840,208
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
Units purchased ...........      3,115,180    7,696,004    376,226    --      109,002   5,587,192    1,317,882    3,227,060
Units redeemed ............     (3,439,951)  (5,247,072)    (5,890)   --     (175,520) (5,427,647)    (302,522)  (1,312,763)
                             -------------- ------------ ---------- ------ ----------- ----------- ------------ ------------
Ending units ..............     47,935,317   48,273,320    370,336    --    3,447,484   3,713,461   14,442,030   11,754,505
                             ============== ============ ========== ====== =========== =========== ============ ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                       JanCapAp              JanGlTechS2           JanGlTech             JanIntGroS2
                             --------------------------- ----------------- ------------------------- ------------------
                                  2002          2001        2002     2001      2002        2001         2002      2001
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
INVESTMENT ACTIVITY:
Net investment income .....  $  (1,324,149)     110,981     (6,292)   --      (743,806)    (110,076)     (5,840)   --
Realized gain (loss) on
 investments ..............    (29,460,937) (24,600,987)    (3,483)   --   (41,754,974) (56,940,709)     (2,024)   --
Change in unrealized gain
 (loss) on investments ....      5,766,811  (34,297,743)  (539,280)   --       785,429   (5,826,067)   (737,231)   --
Reinvested capital gains ..           --           --         --      --          --           --          --      --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
 Net increase (decrease) in
 contract owners' equity
 resulting from
 operations ...............    (25,018,275) (58,787,749)  (549,055)   --   (41,713,351) (62,876,852)   (745,095)   --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------

EQUITY TRANSACTIONS:
Purchase payments received
 from contract owners .....     20,738,899   79,586,028  1,673,732    --     5,636,468   32,711,761   4,480,445    --
Transfers between funds ...    (24,472,394) (10,121,033) 4,449,469    --   (22,189,919) (11,315,042) 11,597,182    --
Redemptions ...............    (13,412,545) (11,574,594)  (153,591)   --    (4,695,186)  (5,225,798)   (171,805)   --
Annuity benefits ..........        (21,061)      (9,004)      --      --        (3,159)      (4,370)       --      --
Annual contract maintenance
 charges (note 2) .........         (3,646)      (2,807)        (6)   --        (2,229)      (2,208)        (24)   --
Contingent deferred sales
 charges (note 2) .........       (286,360)    (198,253)      (694)   --      (105,588)     (89,935)       (682)   --
Adjustments to maintain
 reserves .................        (48,443)    (209,237)     4,391    --        79,677     (160,335)     17,554    --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
 Net equity transactions ..    (17,505,550)  57,471,100  5,973,301    --   (21,279,936)  15,914,073  15,922,670    --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........    (42,523,825)  (1,316,649) 5,424,246    --   (62,993,287) (46,962,779) 15,177,575    --
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......    331,976,753  379,034,151       --      --   150,012,378  226,137,441        --      --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............  $ 289,452,928  377,717,502  5,424,246    --    87,019,091  179,174,662  15,177,575    --
                             ============== ============ ========== ====== ============ ============ =========== ======


CHANGES IN UNITS:
Beginning units ...........     45,531,568   40,005,827       --      --    37,284,126   34,729,248        --      --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
Units purchased ...........      2,972,550   20,034,607    652,522    --     1,659,551   21,580,025   1,664,919    --
Units redeemed ............     (5,435,756) (13,685,065)   (15,586)   --    (7,989,987) (18,887,361)    (17,419)   --
                             -------------- ------------ ---------- ------ ------------ ------------ ----------- ------
Ending units ..............     43,068,362   46,355,369    636,936    --    30,953,690   37,421,912   1,647,500    --
                             ============== ============ ========== ====== ============ ============ =========== ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                       JanIntGro               MGVITMultiSec              NWGVITStrVal           NBAMTGuard
                             --------------------------- ------------------------- ----------------------- ------------ ------------
                                  2002           2001       2002           2001       2002          2001       2002         2001
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
INVESTMENT ACTIVITY:
  Net investment income ...  $    (717,913)    (276,698)   3,292,342    2,484,850     (89,938)    (45,903)      68,075     (121,216)
  Realized gain (loss) on
   investments ............      3,286,795  (60,042,074)    (294,220)    (716,024)   (181,573)    273,493     (775,788)   1,549,014
  Change in unrealized gain
   (loss) on investments ..    (28,903,171)  12,485,843   (1,159,241)  (1,805,314) (2,388,569)   (449,820) (14,824,345)  (6,723,235)
  Reinvested capital
   gains ..................           --           --           --           --          --          --           --      5,751,271
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
    Net increase (decrease)
     in contract owners'
     equity resulting from
     operations .........    (26,334,289) (47,832,929)   1,838,881      (36,488) (2,660,080)   (222,230) (15,532,058)     455,834
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------

EQUITY TRANSACTIONS:
  Purchase payments received
   from contract owners ...     13,069,931   56,397,558   13,530,204   17,118,587      74,261     257,255   17,494,201   16,595,243
  Transfers between funds .    (32,269,172) (12,367,443)  14,849,322     (905,332)   (945,700)    144,995      606,288   10,298,022
  Redemptions .............     (8,691,012)  (6,860,969)  (5,637,826)  (3,318,534)   (741,963)   (507,807)  (4,291,052)  (3,102,538)
  Annuity benefits ........        (21,355)      (7,556)      (8,268)      (3,496)       --          --         (6,331)        (369)
  Annual contract maintenance
   charges (note 2) .......         (3,498)      (2,676)        (231)        (140)       (173)       (180)      (1,352)      (1,257)
  Contingent deferred sales
   charges (note 2) .......       (137,822)    (109,224)     (83,689)     (56,663)    (18,844)     (9,362)     (65,335)     (65,147)
  Adjustments to maintain
   reserves ...............       (126,695)    (127,931)      39,335         (168)        (66)         25       (6,933)      (2,566)
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
Net equity transactions ...    (28,179,623)  36,921,759   22,688,847   12,834,254  (1,632,485)   (115,074)  13,729,486   23,721,388
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........    (54,513,912) (10,911,170)  24,527,728   12,797,766  (4,292,565)   (337,304)  (1,802,572)  24,177,222
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......    243,958,323  290,301,765  122,572,830   94,390,812  18,783,461  22,067,980  120,509,506   82,603,102
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............  $ 189,444,411  279,390,595  147,100,558  107,188,578  14,490,896  21,730,676  118,706,934  106,780,324
                             ============== ============ ============ ============ =========== =========== ============ ============


CHANGES IN UNITS:
  Beginning units .........     33,201,893   29,890,059   11,028,888    8,741,583   1,814,381   2,045,137    8,329,535    5,437,339
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
  Units purchased .........      1,696,176   73,006,797    2,341,498    3,574,157       6,599   1,056,435    1,199,042    3,515,148
  Units redeemed ..........     (5,355,086) (68,584,334)    (332,750)  (2,405,962)   (166,053) (1,061,370)    (191,998)  (1,931,226)
                             -------------- ------------ ------------ ------------ ----------- ----------- ------------ ------------
  Ending units ............     29,542,983   34,312,522   13,037,636    9,909,778   1,654,927   2,040,202    9,336,579    7,021,261
                             ============== ============ ============ ============ =========== =========== ============ ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                    NBAMTMCGR                 NBAMTPART                OPPAGGGRO                  OPPCAPAP
                           ------------------------- ------------------------- -------------------------- --------------------------
                               2002          2001        2002         2001          2002        2001           2002         2001
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
INVESTMENT ACTIVITY:
 Net investment income...  $ (1,351,763)  (1,497,080)     (60,376)   (169,579)     111,049     1,166,300      (214,707)     131,885
 Realized gain (loss) on
  investments............   (17,538,065) (30,558,104)  (2,954,276) (4,075,761) (13,417,559) (248,676,456)  (22,430,911)   5,459,606
 Change in unrealized gain
  (loss) on investments..   (25,651,229)  (8,856,810)  (9,627,935) (1,665,414) (35,040,277)   74,487,490   (81,086,620) (74,060,032)
 Reinvested capital gains          --           --           --     4,244,734         --      50,386,308          --     41,530,597
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
 Net increase (decrease)
  in contract owners'
  equity resulting from
  operations.............   (44,541,057) (40,911,994) (12,642,587) (1,666,020) (48,346,787) (122,636,358) (103,732,238) (26,937,944)
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------

EQUITY TRANSACTIONS:
 Purchase payments
  received from contract
  owners.................    20,211,524   49,027,798    7,684,459   8,518,501   17,435,587    71,135,860    74,617,690   91,438,298
 Transfers between funds.   (12,516,017)  (3,284,490)     558,998  (3,357,006) (21,966,707)  (22,130,932)  (18,968,236)   6,074,083
 Redemptions.............    (9,032,027)  (8,265,705)  (5,198,092) (3,468,150)  (9,532,029)  (13,147,144)  (18,620,122) (16,268,825)
 Annuity benefits........       (16,302)     (10,110)      (2,205)    (10,707)      (4,495)       (6,028)      (55,950)     (36,394)
 Annual contract
  maintenance charges
  (note 2)...............        (3,970)      (3,325)        (770)       (656)     (10,193)       (8,731)       (8,745)      (6,971)
 Contingent deferred sales
  charges (note 2).......      (184,048)    (146,175)     (82,895)    (71,108)    (242,814)     (227,910)     (358,018)    (274,190)
 Adjustments to maintain
  reserves...............       (53,420)     (95,839)     (13,103)     (1,348)     (27,048)      (96,491)     (198,841)     (17,263)
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
  Net equity transactions    (1,594,260)  37,222,154    2,946,392   1,609,526  (14,347,699)   35,518,624    36,407,778   80,908,738
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY .........   (46,135,317)  (3,689,840)  (9,696,195)    (56,494) (62,694,486)  (87,117,734)  (67,324,460)  53,970,794
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ....   249,009,094  285,159,537  119,391,374 120,192,455  277,285,503   407,541,523   494,697,751  437,985,467
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ..........   202,873,777  281,469,697  109,695,179 120,135,961  214,591,017   320,423,789   427,373,291  491,956,261
                           ============ ============ ============ ============ ============ ============= ============= ============


CHANGES IN UNITS:
 Beginning units.........    16,244,793   13,579,157   10,900,243  10,654,855   22,119,714    22,357,403    33,328,767   25,624,577
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
 Units purchased.........       618,843   12,846,448      261,694   2,933,037    1,686,528    30,593,989     3,364,050   10,148,491
 Units redeemed..........      (660,062) (10,686,700)     (72,917) (2,870,507)  (3,075,891)  (28,993,819)     (842,586)  (5,472,933)
                           ------------ ------------ ------------ ------------ ------------ ------------- ------------- ------------
 Ending units............  $ 16,203,574   15,738,905   11,089,020  10,717,385   20,730,351    23,957,573    35,850,231   30,300,135
                           ============ ============ ============ ============ ============ ============= ============= ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                   OPPGLSEC                OPPMSGRINC               SGVITMDCPGR                  STOPP2
                           ------------------------- ------------------------- ------------------------- -------------------------
                                2002        2001         2002         2001         2002         2001        2002           2001
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INVESTMENT ACTIVITY:
 Net investment income .. $   (264,379)     (16,700)     351,826     (148,098)    (662,970)    (918,090)  (1,144,365)    (353,270)
 Realized gain (loss) on
  investments ...........   (8,664,472)  (8,775,661)  (2,141,523)    (352,345) (27,141,966) (26,750,967)  (7,530,353)    (675,704)
 Change in unrealized gain
  (loss) on investments..   (5,127,445)  (3,078,301) (28,797,513) (22,986,437)  (2,772,353)     637,989  (23,993,550)     (24,764)
 Reinvested capital gains         --      8,424,403         --           --           --           --           --           --
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  Net increase (decrease)
   in contract owners'
   equity resulting from
   operations ...........  (14,056,296)  (3,446,259) (30,587,210) (23,486,880) (30,577,289) (27,031,068) (32,668,268)  (1,053,738)
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

EQUITY TRANSACTIONS:
 Purchase payments
  received from contract
  owners ...............   44,227,034   43,109,268   42,494,826   77,786,047    9,015,700   20,673,279   47,515,946   39,985,223
 Transfers between funds   29,763,427   34,015,681  (11,652,672)    (770,798)  (5,595,587)  (1,986,348)   9,834,580   30,724,051
 Redemptions ...........   (6,912,427)  (1,994,983) (15,064,016) (12,772,632)  (5,145,061)  (5,215,507)  (6,335,460)  (2,404,503)
 Annuity benefits ......       (7,242)      (3,762)     (46,611)     (11,170)      (7,866)        (567)      (4,339)        --
 Annual contract
  maintenance charges
  (note 2) .............       (2,805)         (93)      (1,517)      (2,531)      (2,986)      (3,256)      (1,031)         (75)
 Contingent deferred sales
  charges (note 2) .....      (83,092)     (25,172)    (283,439)    (188,110)    (128,485)     (96,393)     (76,375)     (19,375)
 Adjustments to maintain
  reserves .............     (114,423)     (17,809)     201,130     (155,969)      (5,500)     (98,320)       3,954       23,794
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  Net equity transactions  66,870,472   75,083,130   15,647,701   63,884,837   (1,869,785)  13,272,888   50,937,275   68,309,115
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY .........   52,814,176   71,636,871  (14,939,509)  40,397,957  (32,447,074) (13,758,180)  18,269,007   67,255,377
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ....  144,733,543   46,660,261  386,315,270  330,697,072  123,737,386  175,127,832  163,665,039   39,322,799
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT OWNERS' EQUITY
 END OF PERIOD .......... $197,547,719  118,297,132  371,375,761  371,095,029   91,290,312  161,369,652  181,934,046  106,578,176
                           ============ ============ ============ ============ ============ ============ ============ ============


CHANGES IN UNITS:
 Beginning units ........   15,482,090    4,293,665   35,201,321   27,040,318    9,802,628    9,594,512   16,359,581    3,695,485
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 Units purchased ........    8,476,974   57,924,017    1,885,034    8,393,070    1,434,106    6,505,798    5,842,317    8,411,090
 Units redeemed .........     (666,981) (49,949,119)    (524,489)  (3,189,862)  (1,711,284)  (5,823,823)    (527,742)  (1,986,215)
                           ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 Ending units ...........   23,292,083   12,268,563   36,561,866   32,243,526    9,525,450   10,276,487   21,674,156   10,120,360
                           ============ ============ ============ ============ ============ ============ ============ ============

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                      TURNGVITGRO          TURNGVITGRO3           VEWRLDEMKT                 VEWRLDHAS
                               ------------------------  ----------------  -------------------------  ------------------------
                                   2002         2001       2002     2001       2002         2001         2002         2001
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
INVESTMENT ACTIVITY:
 Net investment income ....... $   (41,154)     (20,761)     (388)    --      (239,693)     (217,213)     (23,617)      37,099
 Realized gain (loss) on
  investments ................    (922,345)  (1,527,853)      611     --     1,472,089      (396,068)   2,263,145      301,408
 Change in unrealized gain
  (loss) on investments ......  (1,742,161)    (102,499)  (40,602)    --    (1,681,739)      577,949   (1,467,009)  (1,089,624)
 Reinvested capital gains ....        --           --        --       --          --            --           --           --
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
  Net increase (decrease) in
   contract owners' equity
   resulting from
   operations ................  (2,705,660)  (1,651,113)  (40,379)    --      (449,343)      (35,332)     772,519     (751,117)
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners ......      200,150    1,088,931    15,647     --     4,567,635     3,831,427    1,154,611    1,322,858
 Transfers between funds ....     (335,664)   4,334,852   292,772     --    15,103,562     1,874,507   17,114,123    3,791,255
 Redemptions ................     (451,522)     (53,498)   (1,504)    --    (2,683,869)   (1,207,614)    (685,536)    (413,565)
 Annuity benefits ...........         (148)        --        --       --        (5,354)       (3,834)      (1,940)        --
 Annual contract maintenance
  charges (note 2) ..........          (57)         (40)     --       --          (574)         (453)         (98)         (62)
 Contingent deferred sales
  charges (note 2) ..........      (15,873)        (520)     --       --       (54,498)      (31,046)     (16,336)      (6,263)
 Adjustments to maintain
  reserves ..................       (1,749)      (2,399)      (12)    --        15,073       (10,005)     (26,668)       1,105
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
  Net equity transactions ...     (604,863)   5,367,326   306,903     --    16,941,975     4,452,982   17,538,156    4,695,328
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY .............   (3,310,523)   3,716,213   266,524     --    16,492,632     4,417,650   18,310,675    3,944,211
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ........    7,207,457    1,883,451      --       --    43,873,451    32,332,569   11,027,576    9,748,397
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ..............  $ 3,896,934    5,599,664   266,524     --    60,366,083    36,750,219   29,338,251   13,692,608
                               ===========  ===========  ========  ======  ===========  ============  ===========  ===========


CHANGES IN UNITS:
 Beginning units ............    1,938,798      302,210      --       --     5,140,281     3,907,641    1,232,877    1,025,478
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
 Units purchased ............       98,681    2,052,776    31,612     --     1,222,596    13,998,935    1,780,768    5,972,171
 Units redeemed .............     (388,281)  (1,114,978)     (153)    --      (130,308)  (13,597,570)     (62,129)  (5,510,518)
                               -----------  -----------  --------  ------  -----------  ------------  -----------  -----------
 Ending units ...............    1,649,198    1,240,008    31,459     --     6,232,569     4,309,006    2,951,516    1,487,131
                               ===========  ===========  ========  ======  ===========  ============  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                     VKEmMkt                VKMidCapG               VKUSRealEst             VicDivrStk
                             ----------------------- ----------------------- ------------------------ -----------------------
                                 2002       2001        2002         2001        2002        2001        2002        2001
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
INVESTMENT ACTIVITY:
Net investment income .....    (163,901)    (91,077)    (91,468)    (53,687)    (737,885)   (376,826)    (91,532)    (69,346)
Realized gain (loss) on
 investments ..............     455,501  (1,239,628)   (876,554) (2,095,080)   2,624,415     148,190      10,771       2,367
Change in unrealized gain
 (loss) on investments ....    (521,514)  1,777,063  (1,981,661)    446,461    9,803,081   5,628,346  (2,837,545)    484,835
Reinvested capital gains           --          --          --          --           --          --          --          --
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
Net increase (decrease)
 in contract owners'
 equity resulting from
 operations ...............    (229,914)    446,358  (2,949,683) (1,702,306)  11,689,611   5,399,710  (2,918,306)    417,856
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

EQUITY TRANSACTIONS:
Purchase payments
 received from contract
 owners ...................   3,940,425   1,790,337   3,534,668   5,432,184   21,847,328  12,656,137   2,858,570   4,854,312
Transfers between funds ...   2,443,383   3,562,043  (1,486,127)     28,698   49,847,543   9,307,279     (21,005)    184,643
Redemptions ...............  (1,067,918)   (504,818)   (667,340)   (390,138)  (5,171,810) (1,884,635) (1,335,232)   (671,949)
Annuity benefits ..........      (2,210)       --        (2,647)       (864)     (16,236)     (8,274)       --          --
Annual contract
 maintenance charges
 (note 2) .................        (268)       (142)       (255)        (11)        (721)       (207)       --          --
Contingent deferred sales
 charges (note 2) .........     (18,703)    (11,773)    (25,019)     (3,080)     (96,411)    (31,446)    (13,190)     (9,995)
Adjustments to maintain
 reserves .................      59,532         514      (4,268)     (2,041)      88,790       7,178      (1,221)       (657)
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
Net equity transactions ...   5,354,241   4,836,161   1,349,012   5,064,748   66,498,483  20,046,032   1,487,922   4,356,354
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........   5,124,327   5,282,519  (1,600,671)  3,362,442   78,188,094  25,445,742  (1,430,384)  4,774,210
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......  20,088,582  17,291,284  15,047,081   7,784,354  101,532,910  65,605,966  19,489,293  12,900,877
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............  25,212,909  22,573,803  13,446,410  11,146,796  179,721,004  91,051,708  18,058,909  17,675,087
                             =========== =========== =========== =========== ============ =========== =========== ===========

CHANGES IN UNITS:
Beginning units ...........   1,489,717   1,404,273   2,212,771     829,291    7,976,411   5,684,631   2,004,812   1,212,730
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
Units purchased ...........     421,913   1,905,971     434,882   2,096,541    5,118,745   5,406,767      75,172     503,677
Units redeemed ............     (52,759) (1,590,590)   (119,397) (1,494,361)    (321,795) (3,830,847)    (18,300)    (71,677)
                             ----------- ----------- ----------- ----------- ------------ ----------- ----------- -----------
Ending units ..............   1,858,871   1,719,654   2,528,256   1,431,471   12,773,361   7,260,551   2,061,684   1,644,730
                             =========== =========== =========== =========== ============ =========== =========== ===========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                      VicInvQBd              VicSmCoOpp               WRAsStrat                   WRBal
                              -----------------------  ----------------------  ------------------------  ------------------------
                                  2002        2001        2002        2001         2002        2001         2002         2001
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
 Net investment income.....   $   35,909      47,663      (7,626)     (5,073)    (337,630)     (61,121)    (336,063)     (53,234)
 Realized gain (loss) on
  investments..............        8,726       6,607      17,878      11,470      (20,357)          (6)     (45,618)      (3,114)
 Change in unrealized gain
  (loss) on investments....       18,141      (6,807)    173,262      19,160    1,400,786     (506,797)  (2,057,415)    (163,403)
 Reinvested capital gains..         --          --          --          --           --           --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
  Net increase (decrease) in
    contract owners' equity
    resulting from operations     62,776      47,463     183,514      25,557    1,042,799     (567,924)  (2,439,096)    (219,751)
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners.....         --        81,423     196,715     453,145   14,565,762   26,949,285   11,356,428   25,834,545
 Transfers between funds...         --          --        (5,016)     16,133      433,612      405,784      130,225      378,196
 Redemptions...............     (163,224)   (133,647)    (95,479)    (87,755)    (884,132)    (276,003)  (1,054,094)     (85,394)
 Annuity benefits..........         --          --          --          --           --           --           --           --
 Annual contract
  maintenance charges
   (note 2)................         --          --          --          --           --           --           --           --
 Contingent deferred sales
  charges (note 2).........       (1,785)       (810)     (1,811)     (6,086)     (27,934)      (4,302)     (23,498)      (1,282)
 Adjustments to maintain
  reserves.................            8        (335)         74         422       (1,480)        (423)      (3,222)         845
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
  Net equity transactions..     (165,001)    (53,369)     94,483     375,859   14,085,828   27,074,341   10,405,839   26,126,910
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........     (102,225)     (5,906)    277,997     401,416   15,128,627   26,506,417    7,966,743   25,907,159
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......    2,325,410   2,258,589   2,664,359   2,333,115   43,905,234       19,241   46,076,322        4,873
                               ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............   $2,223,185   2,252,683   2,942,356   2,734,531   59,033,861   26,525,658   54,043,065   25,912,032
                              ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========


CHANGES IN UNITS:
 Beginning units...........      199,584     105,232     241,148      95,770    4,760,507        1,854    4,847,216          476
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Units purchased...........         --         7,432       4,069      42,383    1,578,438    2,847,246    1,188,310    2,651,156
 Units redeemed............     (114,263)    (12,091)    (95,650)     (8,691)     (83,229)     (38,784)     (92,137)     (10,761)
                              -----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Ending units..............       85,321     100,573     149,567     129,462    6,255,716    2,810,316    5,943,389    2,640,871
                              ===========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                          WRBnd                  WRCoreEq                  WRGrowth                 WRHiInc
                                ------------------------ ------------------------- ------------------------ -----------------------
                                     2002        2001        2002         2001         2002         2001        2002        2001
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
INVESTMENT ACTIVITY:
 Net investment income.....     $   (418,459)    (51,392)  (1,293,067)    (213,183)  (1,260,725)   (197,129)   (233,168)    (27,529
 Realized gain (loss) on
  investments..............           3,993       1,557     (131,162)        --        (52,403)          2     (10,410)         55
 Change in unrealized gain
  (loss) on investments....       2,422,293      62,411  (27,070,081)  (1,891,969) (25,454,879)   (376,464) (1,878,886)   (110,198)
 Reinvested capital gains..            --          --           --           --           --          --          --          --
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
   Net increase (decrease) in
    contract owners' equity
    resulting from
    operations.............       2,007,827      12,576  (28,494,310)  (2,105,152) (26,768,007)   (573,591) (2,122,464)   (137,672)
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------

EQUITY TRANSACTIONS:
 Purchase payments received
  from contract owners.....      13,238,939  25,755,182   41,130,561  104,954,466   43,185,988  98,637,550   9,670,488  15,087,193
 Transfers between funds...       3,707,181     229,755    3,362,485    1,398,672    7,351,322     822,731   3,042,956     229,418
 Redemptions...............      (1,123,440)   (256,898)  (3,094,888)  (1,291,886)  (3,344,805)   (614,586)   (652,082)    (52,482)
 Annuity benefits..........            --          --           --           --           --          --          --          --
 Annual contract
 maintenance charges
   (note 2)................            --          --           --           --           --          --          --          --
 Contingent deferred sales
  charges (note 2).........         (34,028)     (3,876)     (99,876)     (15,116)    (108,401)     (6,036)    (15,804)       (640)
 Adjustments to maintain
  reserves.................           5,262       1,503      (16,474)      (2,391)      (8,449)        266       4,702       1,284
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
  Net equity transactions..      15,793,914  25,725,666   41,281,808  105,043,745   47,075,655  98,839,925  12,050,260  15,264,773
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........      17,801,741  25,738,242   12,787,498  102,938,593   20,307,648  98,266,334   9,927,796  15,127,101
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......      54,994,889      12,107  182,016,949       20,210  172,517,520      14,250  30,247,046        --
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............     $ 72,796,630  25,750,349  194,804,447  102,958,803  192,825,168  98,280,584  40,174,842  15,127,101
                                ============ =========== ============ ============ ============ =========== =========== ===========


CHANGES IN UNITS:
 Beginning units...........       5,069,211       1,184   21,221,006        1,979   20,170,887       1,408   2,785,585        --
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
 Units purchased...........       1,531,319   2,513,752    5,377,659   11,605,549    6,051,002  10,988,594   1,161,281   1,436,417
 Units redeemed............         (89,634)    (48,942)    (328,381)    (182,322)    (353,670)   (106,325)    (54,021)     (8,487)
                                ------------ ----------- ------------ ------------ ------------ ----------- ----------- -----------
 Ending units..............       6,510,896   2,465,994   26,270,284   11,425,206   25,868,219  10,883,677   3,892,845   1,427,930
                                ============ =========== ============ ============ ============ =========== =========== ===========

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)



                                       WRIntl                 WRLTBond                    WRMMkt                   WRSciTech
                             ------------------------  -----------------------  -------------------------  -------------------------
                                 2002         2001        2002         2001         2002          2001         2002          2001
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
INVESTMENT ACTIVITY:
  Net investment income ...    (226,142)     (29,988)    (43,294)     (3,739)       (33,670)     101,689      (339,129)     (58,143)
  Realized gain (loss) on
    investments ...........    (622,130)          (1)     11,673          64           --           --         (62,103)        (873)
  Change in unrealized gain
    (loss) on investments    (1,431,956)    (576,083)     65,292      17,555           --           --     (10,704,871)    (137,184)
  Reinvested capital gains         --           --          --          --             --           --            --           --
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
  Net increase (decrease) in
    contract owners' equity
    resulting from
    operations ............  (2,280,228)    (606,072)     33,671      13,880        (33,670)     101,689   (11,106,103)    (196,200)
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..   6,944,740   15,446,104   3,030,598   1,759,646     26,303,081   24,184,324    15,552,789   27,677,910
  Transfers between funds     1,519,687       47,846     160,483       1,275    (27,261,336)  (4,346,749)   (1,351,068)     344,010
  Redemptions .............    (520,590)    (245,877)   (163,699)     (4,187)    (2,374,304)    (127,029)     (509,631)    (320,061)
  Annuity benefits ........        --           --          --          --             --           --            --           --
  Annual contract maintenance
    charges (note 2) ......        --           --          --          --             --           --            --           --
  Contingent deferred sales
    charges (note 2) ......     (12,674)      (2,479)     (5,036)       --           (8,805)        --         (17,816)      (3,844)
  Adjustments to maintain
    reserves ..............      (5,678)          17       1,125         155          1,914        1,089          (871)        (752)
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
  Net equity transactions     7,925,485   15,245,611   3,023,471   1,756,889     (3,339,450)  19,711,635    13,673,403   27,697,263
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------

NET CHANGE IN CONTRACT
 OWNERS' EQUITY ...........   5,645,257   14,639,539   3,057,142   1,770,769     (3,373,120)  19,813,324     2,567,300   27,501,063
CONTRACT OWNERS' EQUITY
 BEGINNING OF PERIOD ......  30,328,901        2,618   5,299,679        --       32,231,631         --      48,199,948        5,888
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
CONTRACT OWNERS' EQUITY
 END OF PERIOD ............ $35,974,158   14,642,157   8,356,821   1,770,769     28,858,511   19,813,324    50,767,248   27,506,951
                             ===========  ===========  ==========  ===========  ============  ===========  ============  ===========


CHANGES IN UNITS:
  Beginning units .........   3,898,537          258     484,968        --        3,142,411         --       5,720,321          607
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
  Units purchased .........   1,130,763    1,718,065     288,152     168,037      2,572,755    2,397,753     1,973,806    3,323,766
  Units redeemed ..........     (61,928)     (40,089)    (13,406)       (397)    (2,898,719)    (455,180)     (190,548)     (42,792)
                             -----------  -----------  ----------  -----------  ------------  -----------  ------------  -----------
  Ending units ............   4,967,372    1,678,234     759,714     167,640      2,816,447    1,942,573     7,503,579    3,281,581
                             ===========  ===========  ==========  ===========  ============  ===========  ============  ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                        WRSmCap                             WRValue
                                           ------------------------------       -----------------------------
                                                2002              2001              2002              2001
                                           ------------       -----------       -----------        ----------
INVESTMENT ACTIVITY:
  Net investment income .............         (584,580)          (64,364)         (320,509)           (2,257)
  Realized gain (loss) on investments       (1,546,906)              (38)           (6,668)             --
  Change in unrealized gain (loss)
    on investments ..................      (11,784,747)        2,229,758        (3,776,214)           (8,652)
  Reinvested capital gains ..........             --                --                --                --
                                           ------------       -----------       -----------        ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................      (13,916,233)        2,165,356        (4,103,391)          (10,909)
                                           ------------       -----------       -----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       20,800,079        31,374,197        23,121,398         4,113,381
  Transfers between funds ...........        8,368,493           306,529           535,961           182,534
  Redemptions .......................       (1,738,562)         (289,104)         (517,596)             --
  Annuity benefits ..................             --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................             --                --                --                --
  Contingent deferred sales charges
    (note 2) ........................          (37,842)           (3,300)          (15,316)             --
  Adjustments to maintain reserves ..            2,408             6,118             6,469             2,081
                                           ------------       -----------       -----------        ----------
    Net equity transactions .........       27,394,576        31,394,440        23,130,916         4,297,996
                                           ------------       -----------       -----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       13,478,343        33,559,796        19,027,525         4,287,087
CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD ..........................       75,839,555             2,671        36,567,886              --
                                           ------------       -----------       -----------        ----------
CONTRACT OWNERS' EQUITY END OF
 PERIOD .............................      $89,317,898        33,562,467        55,595,411         4,287,087
                                           ============       ===========       ===========        ==========

CHANGES IN UNITS:
  Beginning units ...................        7,778,767               265         3,616,179              --
                                           ------------       -----------       -----------        ----------
  Units purchased ...................        3,148,127         3,297,290         2,360,259           431,794
  Units redeemed ....................         (167,655)          (47,810)          (49,475)              (30)
                                           ------------       -----------       -----------        ----------
  Ending units ......................       10,759,239         3,249,745         5,926,963           431,764
                                           ============       ===========       ===========        ==========


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2002 AND 2001
                                  (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF - Small Company Opportunity Fund Class A Shares.

         On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

         Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
         (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolio of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I (AIMBal)
                  AIM VIF - Basic Value Fund - Series II (AIMBValue2)*
                  AIM VIF - Blue Chip - Series I (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II (AIMCapAp2)* AIM VIF - Core Equity Fund - Series I (AIMCoreEq)
                  AIM VIF - International Equity Fund - Series I (AIMIntEq)* AIM VIF - Premier Equity Fund - Series I (AIMPreEq)
                  AIM VIF - Premier Equity Fund - Series II (AIMPreEq2)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


              Portfolios of the Alliance Variable Products Series Fund, Inc.
               (Alliance VPSF);
                  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio -
                   Class B (AISmCapVal)*
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrInc)* Alliance VPSF - Premier Growth Portfolio - Class B (AIPremGr)*

              Portfolios of the American Century Variable Portfolios,
               Inc.(American Century VP):
                  American Century VP - Income & Growth Fund - Class I
                   (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II
                   (ACVPIncGr2)*
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                   (ACVPInt3)
                  American Century VP - Ultra Fund - Class I (ACVPUltra) American Century VP - Ultra Fund - Class II (ACVPUltra2)* American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)*

              Portfolios of the BB&T VIF;
                  BB&T VIF Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF Growth and Income Fund (BBTGrInc)
                  BB&T VIF Large Company Growth Fund (BBTLgCoGr)

              Portfolio of the Comstock GVIT (formerly Nationwide(R)
               Separate Account Trust):
                  Comstock GVIT Value Fund - Class I (formerly Federated Equity
                   Income Fund) (ComGVITVal)

              Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                  Credit Suisse Trust - International Equity Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

              Deutsche VIT NASDAQ 100 Index Fund (DVITNas100Ix)*

              Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)*

              Portfolios of the Dreyfus GVIT (formerly Nationwide(R) Separate
               Account Trust);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

              Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                 Dreyfus IP - European Equity Portfolio (DryEuroEq)
                 Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              The Dreyfus Socially Responsible Growth Fund, Inc. - Service
               Shares (DrySRGroS)*

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus
                 VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares
                   (DryVIFAppS)*
                  Dreyfus VIF - International Value Portfolio (DryVIFIntVal) Dreyfus VIF - Small Cap Portfolio (DryVIFSmCap)

              Portfolios of the Evergreen Variable Trust (Evergreen
                 VT);
                  Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VT - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VT - Evergreen VA Foundation Fund (EvFound)* Evergreen VT - Evergreen VA Fund (EvFund)*
                  Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead)*

                  Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc)* Evergreen VT - Evergreen VA International Growth Fund
                   (EvIntGr)*
                  Evergreen VT - Evergreen VA Masters Fund (EvMasters)* Evergreen VT - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)*

              Portfolio of the Federated GVIT (formerly Nationwide(R) Separate
               Account Trust):
                  Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

              Portfolios of the Federated Insurance Series (Federated
                 IS);
                  Federated IS - Federated American Leaders Fund II - Service
                   Shares (FedAmLeadS)*
                  Federated IS - Federated Capital Appreciation Fund II -
                   Service Shares (FedCapApS)*
                  Federated IS - Federated High Income Bond Fund II - Service
                   Shares (FedHiIncS)*
                  Federated IS - Federated Quality Bond Fund II - Primary Shares
                   (FedQualBd)
                  Federated IS - Federated Quality Bond Fund II - Service Shares
                   (FedQualBdS)*

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
               (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2
                   (FidVIPEI2)*
                  Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio: Service Class 2
                   (FidVIPGr2)*
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class
                   (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class 2 R
                   (FidVIPOvS2R)*
                  Fidelity(R) VIP - Overseas Portfolio: Service Class R (FidVIPOvSR)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
               (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2
                   (FidVIPCon2)*

              Portfolios of the Fidelity(R) Variable Insurance Products Fund III
               (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class 2
                   (FidVIPMCap2)*
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class (FidVIPVaIS)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class 2 (FidVIPVaIS2)*

              First Horizon Capital Appreciation Portfolio (FHCapAp)

              First Horizon Growth & Income Portfolio (FHGrInc)

              Portfolios of the Franklin Templeton Variable Insurance Products
               Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                    Class I
                     (formerly International Fund) (FranForSec)*

              Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
               Account Trust);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)*
                  Gartmore GVIT Global Financial Services Fund - Class III
                   (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                   (GVITGlHlth)*
                  Gartmore GVIT Global Health Sciences Fund - Class III
                   (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                   Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)* Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)*


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                  Gartmore GVIT Growth Fund - Class I (formerly Capital
                   Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)* Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                   (GVITLead3)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)* Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)* Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)* Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT Total Return Fund - Class II (GVITTotRt2)* Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)* Gartmore GVIT U.S. Growth Leaders Fund - Class III
                   (GVITUSGro3)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

              Portfolios of the J.P. Morgan GVIT (formerly Nationwide(R)
                Separate Account Trust);
                  J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

              Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

              Portfolios of the MAS GVIT (formerly Nationwide(R) Separate
                Account Trust);
                  MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

              Portfolios of the MFS Variable Insurance Trust (MFS VIT);
                  MFS VIT - Mid Cap Growth Series - Service Class
                   (MFSMidCapGrS)*
                  MFS VIT - New Discovery Series - Service Class (MFSNewDiscS)* MFS VIT - Value Series - Service Class (MFSValS)*

              Portfolio of the Nationwide GVIT (formerly Nationwide(R)
                Separate Account Trust):
                  Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Series
                   (NBAMTFascS)*
                  Neuberger Berman AMT - Focus Portfolio - S Series
                   (NBAMTFocuS)*
                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

              Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

              Oppenheimer Capital Appreciation Fund/VA - Service Class
               (OppCapApS)*

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

              Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)*

              Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
               (OppMSGrInc)

              Oppenheimer Main Street Growth & Income Fund/VA - Service Class
               (OppMSGrIncS)*

              Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)*

              Portfolios of the Strong GVIT (formerly Nationwide(R) Separate
               Account Trust); Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Portfolios of the Turner GVIT (formerly Nationwide(R) Separate
               Account Trust); Turner GVIT Growth Focus Fund - Class I (TurnGVITGro) Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)

              Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)* Van Kampen LIT - Emerging Growth Portfolio - Class II (VKEmGr2)*

              Portfolios of the Van Kampen Universal Institutional Funds (Van
               Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - International Magnum Portfolio (VKIntlMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

              Portfolios of the Victory Variable Insurance Funds (Victory
               VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                   (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares
                   (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

              Portfolios of the W & R Target Funds;
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                   (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

              *At June 30, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

     On BOA Future, Elite Pro Classic, BOA Choice and BOA V contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On Elite Pro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.


                                                                     (Continued)

                                                               BOA                  ELITE    BOA                           BOA
                                                               FUTURE    ELITEPRO   PRO      CHOICE    BOA       BOA       EXCLUSIVE
NATIONWIDE VARIABLE ACCOUNT-9 RIDERS                           (1)       CLASSIC    LTD      (2)       V(3)      INCOME    II(4)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK - BASIC:                              0.95%     1.75%    1.75%    1.20%     1.10%     1.25%     1.20%

REDUCED PURCHASE PAYMENT OPTION:                                 0.25%       --       --       --        --        --        --
     Initial lowered to $1,000 and subsequent lowered to
     $25. Not available for investment only contracts.

CDSC OPTIONS:
  Five Year CDSC                                                 0.15%       --       --       --      0.15%       --        --

CDSC WAIVER OPTIONS:

   Additional (5%) Withdrawal without Charge and Disability      0.10%       --       --       --      0.10%       --        --
    In addition to standard 10% CDSC-free withdrawal privilege.

   10 Year and Disability Waiver for Tax Sheltered Annuities     0.05%       --       --       --      0.05%       --        --
     CDSC waived if (i) contract owner has owned contract
     for 10 years and (ii) has made regular payroll
     deferrals during entire contract year for at least 5 of
     those 10 years.

   Hardship Waiver for Tax Sheltered Annuities                   0.15%       --       --       --      0.15%       --        --

     CDSC waived if contract owner experiences hardship
     (defined under IRC Section 401(k)).

DEATH BENEFIT OPTIONS:

  One-Year (or Anniversary) Enhanced (for contracts issued on
     or after 1-2-01)                                            0.15%       --       --       --        --        --      0.15%

     If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Greater of One-Year (or Anniversary) or 5% Enhanced (for
contracts issued on or after 1-2-01)                             0.20%       --       --     0.15%       --        --      0.20%

     If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

  One-Year Step Up (for contracts issued prior to 1-2-01)        0.05%       --       --       --      0.05%       --      0.10%

     If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

  5% Enhanced (for contracts issued prior to 1-2-01)             0.10%       --       --     0.05%     0.10%       --      0.15%

     If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

  Term Certain with Enhanced - 10, 15 or 20 years                  --        --       --       --        --      0.20%       --

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:

  Option 1                                                       0.45%       --       --     0.45%       --        --      0.45%
  Option 2                                                       0.30%       --       --     0.30%       --        --      0.30%

     Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

EXTRA VALUE OPTION (EV):                                         0.45%       --       --       --        --        --        --

     Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

BENEFICIARY PROTECTOR OPTION:                                    0.40%       --       --     0.40%       --        --      0.40%

     Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.


MAXIMUM VARIABLE ACCOUNT CHARGES(5)                              3.15%     1.75%    1.75%    2.20%     1.70%     1.45%     2.25%

(1) Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and BB&T products.
(2)      Includes KeyCorp product.
(3)      Includes NEA product.
(4)      Includes Waddell & Reed Select Reserve product.
(5)      When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended June 30, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                               TOTAL               AIMBAL           AIMBLUECH             AIMCAPAP           AIMCOREEQ
                        ------------         ------------        ------------         ------------        ------------
0.95%..............      $19,137,583                  170                  47                   -                    1
1.00%..............        9,769,221                    -                   -                    -                   -
1.05%..............        1,883,792                    -                   -                    -                   -
1.10%..............        2,835,740                  282                  89                    9                   1
1.15%..............        1,095,594                    3                  -                    -                   -
1.20%..............        9,400,257                    -                   -                    -                   -
1.25%..............          798,597                  151                  -                    -                   -
1.30%..............        2,100,713                    -                   -                    -                   -
1.35%..............        1,297,959                  147                  30                   -                    4
1.40%..............        1,029,279                   14                   5                   -                   23
1.45%..............          181,639                    -                   -                    -                   -
1.50%..............          609,218                    -                   -                    -                   -
1.55%..............          219,194                   11                   3                   -                   -
1.60%..............          257,078                    -                   -                    -                   -
1.65%..............          386,047                    -                   -                    -                   -
1.70%..............           68,953                    -                   -                    -                   -
1.75%..............          151,982                    -                   -                    -                   -
1.80%..............          165,525                    -                   -                    -                   -
1.85%..............           71,715                    -                   -                    -                   -
1.90%..............           16,252                    -                   -                    -                   -
1.95%..............            2,451                    -                   -                    -                   -
2.00%..............            8,104                    -                   -                    -                   -
2.05%..............           54,220                    -                   -                    -                   -
2.10%..............            7,883                    -                   -                    -                   -
2.15%..............               62                    -                   -                    -                   -
2.20%..............           34,387                    -                   -                    -                   -
2.25%..............           15,015                    -                   -                    -                   -
1.40% EV...........       10,014,163                    -                   -                    -                   -
1.45% EV...........        5,325,596                    -                   -                    -                   -
1.50% EV...........          618,048                    -                   -                    -                   -
1.55% EV...........        3,901,734                    -                   -                    -                   -
1.60% EV...........        1,191,358                    -                   -                    -                   -
1.65% EV...........          555,587                    -                   -                    -                   -
1.70% EV...........          605,802                    -                   -                    -                   -
1.75% EV...........          191,513                    -                   -                    -                   -
1.80% EV...........          226,087                    -                   -                    -                   -
1.85% EV...........          516,156                    -                   -                    -                   -
1.90% EV...........          133,778                    -                   -                    -                   -
1.95% EV...........          214,705                    -                   -                    -                   -
2.00% EV...........          336,867                    -                   -                    -                   -
2.05% EV...........          141,588                    -                   -                    -                   -
2.10% EV...........           56,571                    -                   -                    -                   -
2.15% EV...........           82,856                    -                   -                    -                   -
2.20% EV...........           20,604                    -                   -                    -                   -
2.25% EV...........           24,681                    -                   -                    -                   -
2.30% EV...........           23,819                    -                   -                    -                   -
2.35% EV...........            1,742                    -                   -                    -                   -
2.40% EV...........           33,981                    -                   -                    -                   -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued                      TOTAL               AIMBAL           AIMBLUECH             AIMCAPAP           AIMCOREEQ
                        ------------         ------------        ------------         ------------        ------------
2.45% EV...........            2,894                    -                   -                    -                   -
2.50% EV...........              927                    -                   -                    -                   -
2.55% EV...........            5,820                    -                   -                    -                   -
2.60% EV...........              805                    -                   -                    -                   -
2.65% EV...........              949                    -                   -                    -                   -
2.70% EV...........              541                    -                   -                    -                   -
2.85% EV...........                3                    -                   -                    -                   -
                        ------------         ------------        ------------         ------------        ------------
    Total..........     $ 75,827,635                  778                 174                    9                  29
                        ============         ============        ============         ============        ============

                            AIMPREEQ            ACVPINCGR             ACVPINT             ACVPINT3           ACVPULTRA
                        ------------         ------------        ------------         ------------        ------------
0.95%..............     $         31              409,631             350,734                3,347                  14
1.00%..............                -              208,169             170,380                1,585                  44
1.05%..............                -               38,868              33,123                  374                   -
1.10%..............               56               48,246              26,003                  563                   -
1.15%..............               19               16,539              10,123                  184                   -
1.20%..............                -              174,792              73,229                3,506                 553
1.25%..............               79               19,164              12,151                  105                   -
1.30%..............                -               36,593             178,528                  314                   -
1.35%..............               55               25,705               5,021                  344                   48
1.40%..............                5               19,278              48,737                  396                   13
1.45%..............                -                2,387              14,712                   29                   -
1.50%..............               23               13,795              13,945                  168                   -
1.55%..............              157                3,690               3,934                   85                   -
1.60%..............                -                2,201               1,984                   76                   2
1.65%..............                -                9,711               5,961                  174                   -
1.70%..............                -                  708                 709                   -                    -
1.75%..............                -                4,366               1,601                  126                   -
1.80%..............                -                5,026               1,217                  101                   3
1.85%..............                -                  355                 244                   45                   -
1.90%..............                -                   10                 359                    6                   -
1.95%..............                -                   28                  11                    1                   -
2.00%..............                -                   73                  65                    -                   -
2.05%..............                -                1,219                 825                  126                   -
2.10%..............                -                    8                   -                    -                   -
2.15%..............                -                    5                   -                    -                   -
2.20%..............                -                1,636                 571                   18                   -
2.25%..............                -                    1                   -                    -                   -
1.40%  EV..........                -              129,258             114,891                4,350                 279
1.45%  EV..........                -               80,516              71,259                1,245                 102
1.50%  EV..........                -                8,172               7,686                   85                   -
1.55%  EV..........                -               41,013              30,973                  634                   -
1.60%  EV..........                -               18,228              10,206                  436                   1
1.65%  EV..........                -                8,720               7,724                  816                   -
1.70%  EV..........                -                7,931               6,039                  290                   -
1.75%  EV..........                -                1,389               2,804                   22                   -
1.80%  EV..........                -                1,357               1,246                   18                   -
1.85%  EV..........                -                5,621               4,153                  112                   -
1.90%  EV..........                -                1,489               1,403                    9                   -
1.95%  EV..........                -                2,223               4,542                   39                   -

Continued
                            AIMPREEQ            ACVPINCGR             ACVPINT             ACVPINT3           ACVPULTRA
                        ------------         ------------        ------------         ------------        ------------
2.00%  EV..........                -                3,265               2,023                   81                   -
2.05%  EV..........                -                1,407               1,958                  123                   -
2.10%  EV..........                -                  719                 139                    3                   -
2.15%  EV..........                -                  208                 194                   73                   -
2.20%  EV..........                -                  247                 165                   18                   -
2.25%  EV..........                -                  181                  18                   26                   -
2.30%  EV..........                -                  102                   7                    4                   8
2.35%  EV..........                -                    9                   -                    7                   -
2.40%  EV..........                -                    5                   2                    -                   -
2.45%  EV..........                -                  105                   -                    -                   -
2.50%  EV..........                -                   65                   -                    -                   -
2.55%  EV..........                -                    -                   -                    -                   -
2.60%  EV..........                -                    3                   -                    -                   -
2.65%  EV..........                -                    -                   -                    -                   -
2.70%  EV..........                -                   51                   -                    -                   -
2.85%  EV..........                -                    -                   -                    -                   -
                        ------------         ------------        ------------         ------------        ------------
    Total..........     $        425            1,354,488           1,221,599               20,064               1,067
                        ============         ============        ============         ============        ============

                             ACVPVAL             BBTCAPAP           BBTCAPMAG             BBTGRINC           BBTLGCOGR
                        ------------         ------------        ------------         ------------        ------------
0.95%..............     $    503,673                  197                  77                  257                  70
1.00%..............          221,218                    -                   -                    -                   -
1.05%..............           36,094                  229                   -                  110                  16
1.10%..............           83,001                  259                 216                  516                 242
1.15%..............           40,273                   20                 397                  102                   -
1.20%..............          286,271                    -                   -                    -                   -
1.25%..............           29,037                  107                  28                  118                 153
1.30%..............          106,385                    -                   7                    -                  84
1.35%..............           60,027                   98                 134                  268                 192
1.40%..............           36,948                   18                   -                   12                   -
1.45%..............            5,298                    -                   -                    -                   -
1.50%..............           21,450                   17                   -                   24                   -
1.55%..............           10,800                    9                 326                  160                  18
1.60%..............           10,544                    -                 128                    -                   -
1.65%..............           20,633                    -                   -                    -                   -
1.70%..............            1,376                    -                 124                   10                  10
1.75%..............            4,586                    -                   -                    -                   -
1.80%..............            6,381                    -                   -                    -                   -
1.85%..............            5,164                    -                   -                    -                   -
1.90%..............            1,122                    -                   -                    -                   -
1.95%..............               48                    -                   -                    -                   -
2.00%..............              287                    -                   -                    -                   -
2.05%..............            2,354                    -                   -                    -                   -
2.10%..............               19                    -                   -                    -                   -
2.15%..............                2                    -                   -                    -                   -
2.20%..............            2,324                    -                   -                    -                   -
2.25%..............              500                    -                   -                    -                   -
1.40%  EV..........          261,977                    -                   -                    -                   -
1.45%  EV..........          149,400                    -                   -                    -                   -
1.50%  EV..........           20,578                    -                   -                    -                   -
1.55%  EV..........          130,419                    -                   -                    -                   -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Continued
                                  ACVPVAL             BBTCAPAP           BBTCAPMAG             BBTGRINC           BBTLGCOGR
                             ------------         ------------        ------------         ------------        ------------
     1.60%  EV..........           35,023                   -                   -                    -                   -
     1.65%  EV..........           18,601                   -                   -                    -                   -
     1.70%  EV..........           11,959                   -                   -                    -                   -
     1.75%  EV..........            7,813                   -                   -                    -                   -
     1.80%  EV..........            7,404                   -                   -                    -                   -
     1.85%  EV..........           15,736                   -                   -                    -                   -
     1.90%  EV..........            2,555                   -                   -                    -                   -
     1.95%  EV..........            5,567                   -                   -                    -                   -
     2.00%  EV..........           16,454                   -                   -                    -                   -
     2.05%  EV..........            6,370                   -                   -                    -                   -
     2.10%  EV..........            2,458                   -                   -                    -                   -
     2.15%  EV..........            6,198                   -                   -                    -                   -
     2.20%  EV..........              386                   -                   -                    -                   -
     2.25%  EV..........              279                   -                   -                    -                   -
     2.30%  EV..........            2,179                   -                   -                    -                   -
     2.35%  EV..........                4                   -                   -                    -                   -
     2.40%  EV..........            3,677                   -                   -                    -                   -
     2.45%  EV..........                6                   -                   -                    -                   -
     2.50%  EV..........               78                   -                   -                    -                   -
     2.55%  EV..........              788                   -                   -                    -                   -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........              139                   -                   -                    -                   -
     2.70%  EV..........                7                   -                   -                    -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $  2,201,870                  954               1,437                1,577                 785
                             ============         ============        ============         ============        ============

                               COMGVITVAL              CSGPVEN             CSINTEQ              CSLCAPV         DRYMIDCAPIX
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $     61,127               22,031              45,496               48,282             261,226
     1.00%..............           43,347                8,169              19,504               24,418             117,122
     1.05%..............            9,212                3,190               4,425                7,547              21,680
     1.10%..............            4,248                  289                 211                  694              40,845
     1.15%..............            6,116                    2                 143                  252              18,213
     1.20%..............           28,536                3,877               6,521               12,212             126,693
     1.25%..............            2,465                   27               1,346                1,202              11,996
     1.30%..............            7,321                  250                 652                1,432              30,444
     1.35%..............            3,742                  153                 160                  335              19,882
     1.40%..............            2,331                   97                  46                  682              20,488
     1.45%..............              894                   -                   36                   93               2,131
     1.50%..............            1,641                   -                  316                  894               8,955
     1.55%..............            1,024                   -                   -                   192               4,481
     1.60%..............              643                   -                   15                   -                4,297
     1.65%..............            1,308                    2                 115                  403               7,770
     1.70%..............              227                   -                   -                   136               1,043
     1.75%..............              198                   -                   -                    29               6,805
     1.80%..............              724                   -                   -                    99               3,309
     1.85%..............               54                   -                   -                    -                2,388
     1.90%..............                1                   -                   -                    -                  105
     1.95%..............               -                    -                   -                    -                   70
     2.00%..............               -                    -                   -                    -                   12

Continued                      COMGVITVAL             CSGPVEN             CSINTEQ              CSLCAPV         DRYMIDCAPIX
                             ------------        ------------        ------------         ------------        ------------
     2.05%..............              382                   -                   -                    -                1,696
     2.10%..............              306                   -                   -                    -                  157
     2.15%..............               -                    -                   -                    -                    2
     2.20%..............                1                   -                   -                    -                  796
     2.25%..............               -                    -                   -                    -                  495
     1.40%  EV..........           25,436                   -                   -                 4,213             148,950
     1.45%  EV..........           24,366                   -                   -                 1,965             102,650
     1.50%  EV..........            5,434                   -                   -                   214               9,786
     1.55%  EV..........            9,260                   -                   -                    51              51,220
     1.60%  EV..........            3,902                   -                   -                   350              14,966
     1.65%  EV..........            2,495                   -                   -                   103               8,859
     1.70%  EV..........              589                   -                   -                    -               11,285
     1.75%  EV..........              194                   -                   -                   103               1,754
     1.80%  EV..........               81                   -                   -                    42               5,371
     1.85%  EV..........              931                   -                   -                    68              10,235
     1.90%  EV..........               96                   -                   -                    13               2,225
     1.95%  EV..........              662                   -                   -                    45               1,841
     2.00%  EV..........            1,899                   -                   -                    -                6,513
     2.05%  EV..........                2                   -                   -                    -                3,717
     2.10%  EV..........              153                   -                   -                    -                  799
     2.15%  EV..........                3                   -                   -                    -                3,204
     2.20%  EV..........               24                   -                   -                    -                  344
     2.25%  EV..........                8                   -                   -                    -                  556
     2.30%  EV..........                1                   -                   -                     4               1,317
     2.35%  EV..........               -                    -                   -                    -                   11
     2.40%  EV..........               -                    -                   -                    -                3,582
     2.45%  EV..........               -                    -                   -                    -                   85
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                    -                   -                    -                  650
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........               -                    -                   -                    -                  136
     2.70%  EV..........               -                    -                   -                    -                   39
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $    251,384               38,087              78,986              106,073           1,103,196
                             ============         ============        ============         ============        ============

                                DRYEUROEQ          DRYSMCAPIXS            DRYSRGRO             DRYSTKIX           DRYVIFAPP
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $     18,856                  251             343,112            1,999,060             324,462
     1.00%..............            7,634                   34             179,688            1,194,578             172,583
     1.05%..............            1,104                   55              35,580              208,635              47,742
     1.10%..............            1,948                   11              66,377              214,787              36,456
     1.15%..............              930                    3              16,832               88,599              13,659
     1.20%..............           20,762                  388             103,295              674,572             112,548
     1.25%..............            1,460                  100              10,737               64,772              11,548
     1.30%..............            2,593                  119              23,140              175,960              28,244
     1.35%..............              968                   36               9,284               89,712              14,753
     1.40%..............            1,570                   51               6,512               76,477              12,803
     1.45%..............              375                   -                2,761               13,768               1,535
     1.50%..............              781                   47               7,250               37,272               9,802
     1.55%..............              271                   -                2,628               10,731               2,757
     1.60%..............              354                   17               1,178               12,715               2,144

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

Continued                      DRYEUROEQ          DRYSMCAPIXS          DRYSRGRO             DRYSTKIX            DRYVIFAPP
                             ------------         ------------        ------------         ------------        ------------
     1.65%..............              998                    1               4,773               21,334               6,920
     1.70%..............               43                   -                  938                5,778                 644
     1.75%..............               -                    18                 376                6,521               1,033
     1.80%..............              820                    7                 176               10,552               2,415
     1.85%..............               -                    -                  270                3,861               1,691
     1.90%..............               -                    -                  476                  772                 301
     1.95%..............               -                    -                   34                   97                  36
     2.00%..............               -                    -                   21                  116                  -
     2.05%..............               81                   -                  382                1,760               1,638
     2.10%..............               -                    -                   -                   353                 661
     2.15%..............               -                    -                   -                     5                   2
     2.20%..............              231                   -                  149                1,205                 308
     2.25%..............               -                    -                   -                   477                  90
     1.40%  EV..........           17,736                  409             123,178              583,775              74,690
     1.45%  EV..........           10,958                  173              89,155              364,992              38,368
     1.50%  EV..........              799                   -               11,105               37,266               4,777
     1.55%  EV..........            2,985                   34              25,662              194,845              32,246
     1.60%  EV..........              672                   -               12,720               70,030               8,863
     1.65%  EV..........              867                   80               9,453               32,981               6,135
     1.70%  EV..........            1,978                   -                5,345               53,009               4,388
     1.75%  EV..........               59                   -                  796               13,747               1,275
     1.80%  EV..........              734                   -                1,744               12,535               1,659
     1.85%  EV..........              135                   -                4,967               19,929               2,669
     1.90%  EV..........              191                   -                1,467                9,888               1,035
     1.95%  EV..........               40                   -                3,003               15,639               2,362
     2.00%  EV..........              360                   19               2,271               15,618               2,215
     2.05%  EV..........              802                   -                1,120                9,172               1,579
     2.10%  EV..........               70                   -                  336                1,973                 549
     2.15%  EV..........               26                   -                  196                6,167               1,471
     2.20%  EV..........               31                   -                  463                1,948                 836
     2.25%  EV..........               13                   -                   50                  291                  48
     2.30%  EV..........               -                    -                  106                  885                 598
     2.35%  EV..........               17                   -                   40                   64                  15
     2.40%  EV..........               -                    -                   -                   170               1,079
     2.45%  EV..........               -                    -                   18                  338                  82
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                    -                   -                    22                 229
     2.60%  EV..........               -                    -                   -                    -                  196
     2.65%  EV..........               -                    -                   -                    -                   10
     2.70%  EV..........               -                    -                   35                   -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $    100,252                1,853           1,109,199            6,359,753             994,149
                             ============         ============        ============         ============        ============

                             DRYVIFINTVAL          DRYVIFSMCAP          FGVITHIINC            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $         -                     8             169,110              313,458           1,083,226
     1.00%..............               -                    -               79,629              118,339             629,526
     1.05%..............               -                    -               21,647               26,454             143,088
     1.10%..............               -                    -               19,392               75,871             142,520
     1.15%..............               18                   -                8,179               39,500              66,095

Continued                    DRYVIFINTVAL         DRYVIFSMCAP          FGVITHIINC           FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
     1.20%..............               -                    -              101,582              241,111             449,634
     1.25%..............               -                    -                5,326               17,467              46,714
     1.30%..............               -                    -               17,383               52,587              93,735
     1.35%..............               -                    25              21,358               50,733              82,869
     1.40%..............               -                    -                9,480               42,208              48,448
     1.45%..............               -                    -                2,245                2,988               8,267
     1.50%..............               25                   17               4,419               14,477              32,441
     1.55%..............               -                    -                2,652                7,278               8,346
     1.60%..............               -                    -                1,018                5,476              15,883
     1.65%..............               -                    -                2,607               10,664              25,621
     1.70%..............               -                    -                  257                1,633               3,731
     1.75%..............               -                    -                1,269                6,416               6,662
     1.80%..............               -                    -                1,613                6,497               9,729
     1.85%..............               -                    -                  627                2,233               2,329
     1.90%..............               -                    -                   22                1,996                 594
     1.95%..............               -                    -                   33                    9                 126
     2.00%..............               -                    -                    3                  197                  17
     2.05%..............               -                    -                  276                  780               3,349
     2.10%..............               -                    -                   -                    40                  -
     2.15%..............               -                    -                   -                     8                   2
     2.20%..............               -                    -                  422                  799               1,336
     2.25%..............               -                    -                   -                   984                 844
     1.40%  EV..........               -                    -               65,397              219,319             494,430
     1.45%  EV..........               -                    -               29,101               94,907             238,251
     1.50%  EV..........               -                    -                5,682               17,307              28,442
     1.55%  EV..........               -                    -               23,703              115,119             161,175
     1.60%  EV..........               -                    -                9,098               42,347              61,436
     1.65%  EV..........               -                    -                5,362               15,226              24,762
     1.70%  EV..........               -                    -                5,186               14,595              23,314
     1.75%  EV..........               -                    -                3,456               12,148               9,664
     1.80%  EV..........               -                    -                  431                3,774              16,741
     1.85%  EV..........               -                    -                3,999               15,524              21,039
     1.90%  EV..........               -                    -                1,301                1,905               1,707
     1.95%  EV..........               -                    -                  443                2,924              11,477
     2.00%  EV..........               -                    -                2,520               11,486              20,558
     2.05%  EV..........               -                    -                1,455                5,705               8,122
     2.10%  EV..........               -                    -                  467                3,170               1,881
     2.15%  EV..........               -                    -                1,230                3,610               2,383
     2.20%  EV..........               -                    -                   56                  775                 519
     2.25%  EV..........               -                    -                   46                  587               1,110
     2.30%  EV..........               -                    -                   57                1,336                 886
     2.35%  EV..........               -                    -                   -                     1                  11
     2.40%  EV..........               -                    -                    9                2,449               1,124
     2.45%  EV..........               -                    -                   -                    32                 412
     2.50%  EV..........               -                    -                   67                   78                  -
     2.55%  EV..........               -                    -                  107                  416                 350
     2.60%  EV..........               -                    -                   -                   206                 199
     2.65%  EV..........               -                    -                   -                   132                   3
     2.70%  EV..........               -                    -                   -                    76                  -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $         43                   50             629,722            1,625,357           4,035,128
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPOVSR          FIDVIPCONS
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $  1,214,808              315,993             189,645                3,024             953,742
     1.00%..............          764,202              150,704              80,231                  370             534,075
     1.05%..............          128,351               51,950              20,817                   97              91,910
     1.10%..............          146,104               31,284              10,472                  378              94,750
     1.15%..............           56,084               10,053               5,265                  116              33,573
     1.20%..............          601,057              130,877             141,305                1,975             403,953
     1.25%..............           53,620               13,068               6,735                   65              33,984
     1.30%..............          149,466               24,354              21,047                  303              76,803
     1.35%..............           77,603               16,354               7,508                  195              44,950
     1.40%..............           39,691               10,659              11,103                  302              19,316
     1.45%..............            9,202                  891               1,129                    7               5,018
     1.50%..............           34,194                6,697               4,258                   63              34,510
     1.55%..............            8,438                1,891                 857                   13               8,945
     1.60%..............            8,365                1,998               1,116                   78               4,477
     1.65%..............           25,548                3,474               3,231                  181              21,767
     1.70%..............            4,304                  241                 922                    7               3,011
     1.75%..............            6,782                  538                 564                   10               4,150
     1.80%..............            6,837                1,537               1,323                   39               8,822
     1.85%..............            1,236                  335               2,916                   62                 609
     1.90%..............              397                   23                  40                   11                 349
     1.95%..............               75                   -                   -                    -                   47
     2.00%..............              150                    2                  -                    -                   13
     2.05%..............            1,892                1,070               1,203                  194               2,010
     2.10%..............              447                   -                   -                    -                   19
     2.15%..............               -                    -                   -                    -                    5
     2.20%..............              472                  380                 423                   18               1,267
     2.25%..............               22                   -                  183                   -                  431
     1.40%  EV..........          597,142               94,411              53,057                1,115             315,468
     1.45%  EV..........          384,686               59,512              33,104                  266             216,017
     1.50%  EV..........           42,036               10,973               2,613                   49              21,171
     1.55%  EV..........          144,064               35,262              10,618                  231              89,942
     1.60%  EV..........           47,218               11,503               5,859                  142              32,207
     1.65%  EV..........           35,341                7,015               2,509                   35              15,285
     1.70%  EV..........           61,697                6,875               1,844                   13              12,595
     1.75%  EV..........            7,475                7,730               1,131                   19               5,160
     1.80%  EV..........            8,043                1,434                 980                   22               4,054
     1.85%  EV..........           15,255                5,174               2,777                   23              12,532
     1.90%  EV..........            6,867                  521                 825                    7               4,591
     1.95%  EV..........            6,600                2,058               1,159                    1               7,605
     2.00%  EV..........           10,632                1,750               1,312                    4               8,915
     2.05%  EV..........            5,413                  758                 626                   49               3,922
     2.10%  EV..........            2,916                2,513                 349                   13               2,261
     2.15%  EV..........            2,713                2,344                  67                   36               2,780
     2.20%  EV..........            1,039                  153                  91                    1                 943
     2.25%  EV..........              632                   85                  28                   -                  557
     2.30%  EV..........               94                   54                   2                   -                  498
     2.35%  EV..........               28                   -                   -                    -                   50
     2.40%  EV..........               17                   -                   -                    -                  148
     2.45%  EV..........               -                    -                   -                    -                  116
     2.50%  EV..........               23                   -                   -                    -                  144

Continued                       FIDVIPGRS           FIDVIPHIS           FIDVIPOVS           FIDVIPOVSR          FIDVIPCONS
                             ------------         ------------        ------------         ------------        ------------
     2.55%  EV..........               21                   -                   -                    -                   21
     2.60%  EV..........              188                   -                   -                    -                    3
     2.65%  EV..........               -                    -                   -                    -                   -
     2.70%  EV..........               -                    -                   -                    -                   52
     2.85%  EV..........               -                    -                   -                    -                    1
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $  4,719,487            1,024,498             631,244                9,534           3,139,544
                             ============         ============        ============         ============        ============

                              FIDVIPGROPS           FIDVIPVAIS             FHCAPAP              FHGRINC         GVITEMMRKTS
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $    239,188                   13                 120                  385              14,204
     1.00%..............          166,841                   16                  -                    -                6,058
     1.05%..............           31,513                    6                  -                    -                1,161
     1.10%..............           10,237                    2                   7                  669               1,887
     1.15%..............            3,440                   -                   32                   61               1,072
     1.20%..............           65,787                  157                  15                  524               7,158
     1.25%..............            7,483                    4                  -                    19                 257
     1.30%..............           14,520                    9                  -                    -                1,242
     1.35%..............            6,431                   77                  -                    20               3,226
     1.40%..............            4,526                   24                  60                  168                 488
     1.45%..............            1,291                   -                   -                    -                  130
     1.50%..............            3,728                    5                  51                   51                  92
     1.55%..............            1,440                   -                    7                  525                 182
     1.60%..............              661                   -                   44                   43                  39
     1.65%..............            2,673                   -                   20                   20                 852
     1.70%..............              476                   -                   23                   23                  19
     1.75%..............              725                   -                   -                    -                  308
     1.80%..............              578                   -                   -                     6                 264
     1.85%..............              195                   -                   -                    -                   -
     1.90%..............               99                   17                  -                    -                   79
     1.95%..............               47                   -                   -                    -                   -
     2.00%..............               -                    -                   21                   41                  -
     2.05%..............              983                   -                   -                    -                  150
     2.10%..............               -                    -                   -                    -                   -
     2.15%..............               -                    -                   -                    -                   -
     2.20%..............              170                    1                  -                    -                   -
     2.25%..............               -                    -                   -                    -                   -
     1.40%  EV..........           43,298                  320                  -                    -               13,870
     1.45%  EV..........           29,759                   -                   -                    -                3,801
     1.50%  EV..........            3,064                   -                   -                    -                  386
     1.55%  EV..........           14,789                    7                  -                    -                3,962
     1.60%  EV..........            5,581                   12                  -                    -                  514
     1.65%  EV..........            2,796                   12                  -                    -                  288
     1.70%  EV..........            3,290                   -                   -                    -                  777
     1.75%  EV..........            1,669                   -                   -                    -                   10
     1.80%  EV..........              796                   -                   -                    -                3,256
     1.85%  EV..........            2,394                   -                   -                    -                  450
     1.90%  EV..........            1,236                   -                   -                    -                   38
     1.95%  EV..........              717                   -                   -                    -                   -
     2.00%  EV..........              908                    1                  -                    -                  176
     2.05%  EV..........              360                   -                   -                    -                  227
     2.10%  EV..........               84                   -                   -                    -                  187

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(Continued)                   FIDVIPGROPS           FIDVIPVAIS             FHCAPAP              FHGRINC         GVITEMMRKTS
                             ------------         ------------        ------------         ------------        ------------
     2.15%  EV..........            1,075                   11                  -                    -                  127
     2.20%  EV..........              248                   -                   -                    -                    5
     2.25%  EV..........                6                   -                   -                    -                   -
     2.30%  EV..........                8                   -                   -                    -                    2
     2.35%  EV..........                9                   -                   -                    -                   -
     2.40%  EV..........                2                   -                   -                    -                   -
     2.45%  EV..........               -                    -                   -                    -                   -
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                    -                   -                    -                   -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........               -                    -                   -                    -                   -
     2.70%  EV..........               -                    -                   -                    -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $    675,121                  694                 400                2,555              66,944
                             ============         ============        ============         ============        ============

                             GVITEMMRKTS3           GVITGLFIN3         GVITGLHLTH3           GVITGLTECH         GVITGLTECH3
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $        674                  885               1,318                9,033                  98
     1.00%..............              287                   93                 392                4,762                 112
     1.05%..............              150                    6                 127                  251                   1
     1.10%..............              115                   69                 157                2,145                 104
     1.15%..............               69                   48                  38                  710                  35
     1.20%..............              407                  462               1,007                5,748                 230
     1.25%..............               44                   53                 161                  399                   4
     1.30%..............               89                   14                  16                  377                  98
     1.35%..............              267                   -                   55                  323                  10
     1.40%..............               73                   10                  42                  363                  31
     1.45%..............                8                   -                   -                   163                  -
     1.50%..............               23                    2                   4                  335                   1
     1.55%..............               26                   -                   19                  518                   8
     1.60%..............                1                   18                  97                  224                  -
     1.65%..............               45                   -                   16                   37                   2
     1.70%..............               -                    -                   -                    65                   3
     1.75%..............               34                    9                   9                   50                   1
     1.80%..............               26                   -                    1                  207                   2
     1.85%..............                6                   -                    3                  102                  -
     1.90%..............               21                   -                   -                   133                  -
     1.95%..............               -                    -                   21                   -                   -
     2.00%..............                3                   -                   -                    -                   -
     2.05%..............               16                   -                    2                   17                  -
     2.10%..............               -                    -                   -                    -                   -
     2.15%..............               -                    -                   -                    -                   -
     2.20%..............               -                    -                   -                    95                  -
     2.25%..............               -                    -                   -                    -                   -
     1.40%  EV..........              688                  109                 801                7,240                  75
     1.45%  EV..........               75                  463                 242                3,369                 216
     1.50%  EV..........                6                   -                   -                   609                  -
     1.55%  EV..........              191                    9                 324                4,240                  73
     1.60%  EV..........              110                   -                   48                1,010                 101
     1.65%  EV..........               67                    6                  24                  755                   1

Continued                    GVITEMMRKTS3          GVITGLFIN3         GVITGLHLTH3            GVITGLTECH         GVITGLTECH3
                             ------------         ------------        ------------         ------------        ------------
     1.70%  EV..........               20                   -                   -                   536                  16
     1.75%  EV..........               -                    -                   -                   173                   1
     1.80%  EV..........                2                   -                    1                   54                   2
     1.85%  EV..........               17                    4                   4                  342                   4
     1.90%  EV..........                5                   -                   -                    10                  -
     1.95%  EV..........                1                    8                   8                   10                   1
     2.00%  EV..........               19                   32                  52                  262                   7
     2.05%  EV..........               12                    8                  91                  170                   2
     2.10%  EV..........                2                   -                    7                  177                   3
     2.15%  EV..........                1                   -                   -                    85                   7
     2.20%  EV..........               20                   -                   -                     2                  -
     2.25%  EV..........               58                    1                   1                   -                   -
     2.30%  EV..........               -                    -                   -                    -                   -
     2.35%  EV..........               -                    -                   -                    -                    1
     2.40%  EV..........               -                    -                   -                    -                   -
     2.45%  EV..........                6                   -                   -                    -                   -
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                    -                   -                    -                   -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........               -                    -                   -                    -                   -
     2.70%  EV..........               -                    -                   -                    -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $      3,684                2,309               5,088               45,101               1,250
                             ============         ============        ============         ============        ============

                               GVITGLUTL3            GVITGVTBD          GVITGROWTH            GVITIDAGG           GVITIDCON
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $         51            1,051,700             279,048                1,496               3,005
     1.00%..............               27              558,655             162,748                  590               3,151
     1.05%..............               -               124,528              32,940                    4                  44
     1.10%..............               14              134,727              17,927                  585                 762
     1.15%..............               10               71,538               5,975                  159               1,387
     1.20%..............              168              417,351              44,796                  475               2,068
     1.25%..............               12               35,423               5,490                  252                 448
     1.30%..............               -               100,222              16,695                   20               1,263
     1.35%..............               27               73,341               4,793                  279                 976
     1.40%..............               31               60,145               3,702                  393                 185
     1.45%..............               -                 7,048               1,523                   -                   -
     1.50%..............               -                19,109               2,140                  316                  78
     1.55%..............                4               15,919                 533                   -                   -
     1.60%..............               17               11,486                 667                  642               3,565
     1.65%..............               -                17,765               2,144                  169                  75
     1.70%..............                2                3,179                 106                   -                   -
     1.75%..............               -                 6,206                 509                  168               1,178
     1.80%..............               -                 8,416                  35                  550                 268
     1.85%..............               16                1,277                  64                   -                    8
     1.90%..............               -                   573                   2                   -                   -
     1.95%..............               21                   16                   9                   -                   -
     2.00%..............               -                   509                  -                    -                   -
     2.05%..............                1                1,780                 223                   -                   -
     2.10%..............               -                   417                  -                    -                   -
     2.15%..............               -                     2                  -                    -                   -

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     CONTINUED                    GVITGLUTL3          GVITGVTBD            GVITGROWTH          GVITIDAGG         GVITIDCON
                                  ----------          ---------            ----------          ---------         ---------

     2.20%..............               -                 2,275                  -                    -                   -
     2.25%..............               -                 1,486                  -                    -                   -
     1.40%  EV..........              457              444,208              34,855                1,330               3,025
     1.45%  EV..........               25              191,436              23,725                  121                 856
     1.50%  EV..........               -                28,305               1,315                   -                   70
     1.55%  EV..........                1              197,860               5,178                  114               1,148
     1.60%  EV..........                4               50,155                 885                  241                 328
     1.65%  EV..........                1               25,650               1,059                  199                 653
     1.70%  EV..........               -                25,650               2,405                  277                 465
     1.75%  EV..........               -                 8,648                 302                   -                   -
     1.80%  EV..........               -                26,293                 446                    5                   1
     1.85%  EV..........                4               20,657               1,362                    1                 578
     1.90%  EV..........               -                 2,274                 101                   -                   -
     1.95%  EV..........               -                 6,953                 199                   -                  189
     2.00%  EV..........               -                18,777               1,217                   49                  -
     2.05%  EV..........               17                5,884                 118                   -                   52
     2.10%  EV..........               20                3,920                  43                    5                   5
     2.15%  EV..........               -                 5,464                 118                   -                  193
     2.20%  EV..........               -                    20                  36                   -                   -
     2.25%  EV..........               25                  714                 166                   58                   7
     2.30%  EV..........               -                 2,347                  14                   -                   -
     2.35%  EV..........               -                    -                    6                   -                   -
     2.40%  EV..........               -                 5,081                  -                   144                  -
     2.45%  EV..........               -                   327                  78                   -                   -
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                   908                  -                    -                   -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........               -                   141                  -                     2                   3
     2.70%  EV..........               -                    -                   -                    -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $        955            3,796,765             655,697                8,644              26,034
                             ============         ============        ============         ============        ============

                                GVITIDMOD         GVITIDMODAGG        GVITIDMODCON           GVITINTGRO         GVITINTGRO3
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $     11,612                4,876               5,878                2,799                  78
     1.00%..............            1,767                  665               2,356                  443                   2
     1.05%..............              487                  522                 230                  204                  17
     1.10%..............            5,929                1,842               2,488                  254                  21
     1.15%..............            3,030                2,363               1,249                  326                  10
     1.20%..............            6,556                1,764               2,421                4,242                 173
     1.25%..............            1,037                1,816                 380                  167                   9
     1.30%..............              448                  578                 184                  305                  -
     1.35%..............            2,421                  294               1,005                  332                   6
     1.40%..............            1,702                1,071                 958                  311                  25
     1.45%..............               -                    51                  -                    27                  -
     1.50%..............              126                  147                  84                   50                  -
     1.55%..............              633                  959                   1                   58                  -
     1.60%..............            1,437                  326               1,637                   -                    1
     1.65%..............              508                  135                  42                   33                   2
     1.70%..............               -                   152                   1                    7                   3

     CONTINUED                    GVITIDMOD          GVITIDMODAGG        GVITIDMODCON           GVITINTGRO          GVITINTGRO3
                                  ---------          ------------        ------------           ----------          -----------
     1.75%..............            2,541                  810               2,333                   20                   2
     1.80%..............              566                1,701                  16                   45                  21
     1.85%..............              281                   43                 319                  170                   5
     1.90%..............              441                   -                   -                    42                  -
     1.95%..............               10                   -                    6                   -                   -
     2.00%..............               -                    -                   -                    -                   -
     2.05%..............               -                    41                  -                    -                    2
     2.10%..............               -                    -                   -                    -                   -
     2.15%..............               -                    -                   -                    -                   -
     2.20%..............               -                   273                  -                     1                  -
     2.25%..............               -                    -                   -                    -                   -
     1.40%  EV..........            4,821                4,302               2,465                2,786                 121
     1.45%  EV..........            4,600                  852               2,481                  244                  -
     1.50%  EV..........              182                   -                1,086                   41                  -
     1.55%  EV..........            3,546                4,863               2,362                  779                  19
     1.60%  EV..........            1,041                  386                 517                  665                  12
     1.65%  EV..........              296                  138                 805                   56                   1
     1.70%  EV..........              714                  216                  68                  616                  -
     1.75%  EV..........              969                   -                  261                   -                   -
     1.80%  EV..........               79                  252                  67                   11                  -
     1.85%  EV..........            1,035                  304                 889                  163                   1
     1.90%  EV..........               -                    20                  -                    75                  -
     1.95%  EV..........              235                  332                  -                    -                   -
     2.00%  EV..........            1,568                   70                  28                   -                   -
     2.05%  EV..........               -                    -                   52                    5                  -
     2.10%  EV..........               37                   61                  -                     3                  -
     2.15%  EV..........              354                  133                  -                    -                   -
     2.20%  EV..........               -                    -                   -                    -                   -
     2.25%  EV..........                6                   37                  -                    -                   -
     2.30%  EV..........               10                    3                   3                   -                   -
     2.35%  EV..........               -                    -                   -                    -                   -
     2.40%  EV..........               -                    -                   -                    -                   -
     2.45%  EV..........               -                    -                   -                    -                   -
     2.50%  EV..........               -                    -                   -                    -                   -
     2.55%  EV..........               -                    -                   -                    -                   -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........                3                    2                   3                   -                   -
     2.70%  EV..........               -                    -                   -                    -                   -
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $     61,028               32,400              32,675               15,280                 531
                             ============         ============        ============         ============        ============

                                GVITMYMKT            GVITLEAD3         GVITSMCAPGR         GVITSMCAPVAL          GVITSMCOMP
                             ------------         ------------        ------------         ------------        ------------
     0.95%..............     $  1,368,107                5,947             111,907              682,003             471,656
     1.00%..............          602,083                1,129              57,162              267,460             219,175
     1.05%..............          127,001                  289               7,547               53,187              37,672
     1.10%..............          147,610                  271              21,435               80,741              44,243
     1.15%..............           62,032                   34               9,024               33,341              19,771
     1.20%..............        1,888,678                1,428              71,311              256,871             233,819
     1.25%..............           58,332                  192               5,608               17,562              13,633
     1.30%..............          213,978                  264              17,177               56,909              41,209

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     CONTINUED                    GVITMYMKT          GVITLEAD3            GVITSMCAPGR          GVITSMCAPVAL         GVITSMCOMP
                                  ---------          ---------            -----------          ------------         ----------
     1.35%..............          180,984                   29              12,568               46,471              21,872
     1.40%..............           87,196                   83               9,446               24,510              21,283
     1.45%..............            5,675                   -                1,564                5,651               3,370
     1.50%..............           59,864                   52               4,964               14,480              14,372
     1.55%..............           14,640                   15               3,613                7,794               5,182
     1.60%..............            9,113                    2               1,797                7,872               4,359
     1.65%..............           24,959                   -                4,853               10,785               7,946
     1.70%..............            6,489                   -                  209                9,048                 965
     1.75%..............           21,855                   -                1,502                7,887               3,686
     1.80%..............           11,991                   32               2,175                3,841               2,930
     1.85%..............           18,428                    2                 161                1,131               2,782
     1.90%..............              658                   17                 282                1,498                 467
     1.95%..............               -                    -                   24                   67                  34
     2.00%..............               -                    -                    7                    7                   6
     2.05%..............            2,681                   -                2,002                2,535               2,528
     2.10%..............              972                   -                   -                    -                   -
     2.15%..............               -                    -                   -                     2                   5
     2.20%..............            3,831                   -                  208                1,942                 533
     2.25%..............            2,419                   -                   -                   258                 305
     1.40%  EV..........          995,236                2,255              89,015              278,038             184,066
     1.45%  EV..........          433,834                1,375              86,640              156,212             103,403
     1.50%  EV..........           65,814                   34               6,811               15,014               9,098
     1.55%  EV..........          333,526                  268              32,012              102,458              48,093
     1.60%  EV..........           87,950                   12              10,212               26,506              15,573
     1.65%  EV..........           36,502                  170               4,342               18,820              12,304
     1.70%  EV..........           37,117                   70               7,238               19,020              10,072
     1.75%  EV..........           24,086                   24                 761                5,633               2,846
     1.80%  EV..........           13,278                3,219               2,963                9,381               3,494
     1.85%  EV..........           38,997                   -                4,460               16,063              14,885
     1.90%  EV..........           14,321                   -                1,155                4,013               1,796
     1.95%  EV..........           13,665                   -                1,308                3,874               4,286
     2.00%  EV..........           29,735                  120               3,643               13,416               3,736
     2.05%  EV..........            8,124                    2               1,357                5,953               3,600
     2.10%  EV..........            5,969                   -                  969                1,773               1,099
     2.15%  EV..........            5,332                   -                  498                4,672                 609
     2.20%  EV..........            2,719                   -                  316                  442                 373
     2.25%  EV..........              765                   17                  22                  337                 136
     2.30%  EV..........              929                   -                   12                1,647                 171
     2.35%  EV..........               48                   -                   27                   22                  -
     2.40%  EV..........                7                   -                    2                3,315                 101
     2.45%  EV..........               -                     6                  -                    -                   -
     2.50%  EV..........               -                    -                   -                    -                   33
     2.55%  EV..........               -                    -                   -                   662                  -
     2.60%  EV..........               -                    -                   -                    -                   -
     2.65%  EV..........               -                    -                   -                   100                  32
     2.70%  EV..........               -                    -                   -                    -                   39
     2.85%  EV..........               -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total..........     $  7,067,530               17,358             600,309            2,281,224           1,593,648
                             ============         ============        ============         ============        ============

                    GVITTOTRT    GVITUSGRO3     GVITWLEAD      JPMORBAL      JANCAPAP
                  -----------    ----------     ---------      --------      --------
   0.95%........  $ 1,066,291           602        67,073       222,791       324,265
   1.00%........      632,507           136        31,104       115,986       169,360
   1.05%........      104,907            --         7,257        25,943        24,465
   1.10%........       92,502           129         3,941        26,174        44,946
   1.15%........       32,140            36         1,778         8,963        21,839
   1.20%........      147,308           416        25,380        83,946       249,080
   1.25%........       23,183            17         1,900         9,719        20,896
   1.30%........       31,384             4        10,513        18,381        80,655
   1.35%........       24,875            13         2,423        12,666        31,472
   1.40%........       18,268            19         1,088        14,247        22,507
   1.45%........        7,805            21           142           784         3,780
   1.50%........       15,504            17           649         3,561        22,923
   1.55%........        2,968            --           287         3,328         5,602
   1.60%........        3,617            16           236         1,310         4,859
   1.65%........        6,643           208           909         3,039        13,769
   1.70%........        1,624            --            27           186         2,619
   1.75%........          906            --           120         2,264         2,458
   1.80%........        1,715             3         1,090         1,450         5,622
   1.85%........          290            --           178         1,053           686
   1.90%........          269            --            --             5           148
   1.95%........           35            --            --             9            23
   2.00%........            1             4            --             2            --
   2.05%........          768             1            79           172         1,973
   2.10%........          154            --             3           307            --
   2.15%........           --            --             2            --            --
   2.20%........          212            --           358            74           652
   2.25%........          246            --            --            --            44
   1.40%  EV....      243,831           186        17,574        84,965       369,060
   1.45%  EV....      148,323         4,598         7,302        53,413       258,023
   1.50%  EV....       15,516            --           536         5,108        29,024
   1.55%  EV....       67,260           404         3,810        45,267        89,123
   1.60%  EV....       12,855            22         2,794         8,777        30,453
   1.65%  EV....       13,627            15           979         6,559        26,091
   1.70%  EV....       13,790           197           271         5,519        18,085
   1.75%  EV....        4,007            --           212         2,293         4,075
   1.80%  EV....        3,130             3            42         1,161         5,021
   1.85%  EV....       12,116            --         1,422         4,207        16,205
   1.90%  EV....        1,943            --            87           877         6,585
   1.95%  EV....        2,337            10            75         2,344         9,100
   2.00%  EV....        3,125            --           129         1,924         6,782
   2.05%  EV....        1,677           124           318         1,569         3,907
   2.10%  EV....          958            --           141           269         1,928
   2.15%  EV....        1,231             7            67           837         2,651
   2.20%  EV....           57            33            20           621           348
   2.25%  EV....          101            75             6            60           550
   2.30%  EV....          360             1            --            84           121
   2.35%  EV....            1            --             9             1            30
   2.40%  EV....          128            --            --            --             9
   2.45%  EV....          332            --            --            --            10
   2.50%  EV....           16            --            33            --            74
   2.55%  EV....           --            --            --            --            --

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued            GVITTOTRT    GVITUSGRO3     GVITWLEAD      JPMORBAL      JANCAPAP
                   -----------    ----------     ---------      --------      --------
   2.60%  EV....            --            --            --            --             2
   2.65%  EV....            --            --            --            --            --
   2.70%  EV....            --            --            --            --            34
   2.85%  EV....            --            --            --            --            --
                  ------------  ------------  ------------  ------------  ------------
       Total....   $ 2,762,843         7,317       192,364       782,215     1,931,934
                  ============  ============  ============  ============  ============

                   JANGLTECHS2     JANGLTECH   JANINTGROS2     JANINTGRO  MGVITMULTISEC
                  ------------  ------------  ------------  ------------  -------------
   0.95%........   $     1,324       129,799         2,788       248,742        218,073
   1.00%........           351        72,653           730       119,075        101,000
   1.05%........            28         9,965           237        17,452         27,093
   1.10%........           154        15,800           754        42,013         15,482
   1.15%........            72         8,463           345        19,403         12,558
   1.20%........           547        98,342         2,821       241,983         87,038
   1.25%........           148         9,445           298        15,611          5,687
   1.30%........           177        19,672           539        43,533         22,637
   1.35%........           227         8,695           370        18,865         12,218
   1.40%........           273         6,932           362        12,996          6,569
   1.45%........            33         1,687            30         2,847          1,908
   1.50%........           106         8,024           288        17,035          5,207
   1.55%........            16         1,045            66         3,234          1,117
   1.60%........            10         1,066           129         2,548          1,919
   1.65%........            76         3,900           171         8,182          3,152
   1.70%........             3           389             2         1,445            557
   1.75%........            28           367           123         1,431          1,605
   1.80%........            26         1,026            69         4,718          1,685
   1.85%........            --           146            13           597            414
   1.90%........             8            80             9             9             57
   1.95%........            --            42            --            --             20
   2.00%........            --             8            --             8              2
   2.05%........            64           605            93           189          1,172
   2.10%........            --            --            --            --             --
   2.15%........            --            --            --            --             --
   2.20%........             5           399             3           750            456
   2.25%........            --            --            --           298             --
   1.40%  EV....         1,015       150,042         2,815       257,271        105,031
   1.45%  EV....           490       102,123           906       177,617         42,311
   1.50%  EV....            59        13,511            87        22,544          7,195
   1.55%  EV....           301        31,991           605        49,050         22,094
   1.60%  EV....           165        12,994           510        20,708          9,352
   1.65%  EV....           104        10,324           342        15,148          5,883
   1.70%  EV....            63         6,874           402        14,128          7,722
   1.75%  EV....             5           798            30         2,676          3,325
   1.80%  EV....            21         1,717            46         4,340          2,102
   1.85%  EV....           325         5,407           147        12,326          3,224
   1.90%  EV....             5         1,793            47         4,098            418
   1.95%  EV....             3         1,610            41         2,900            824
   2.00%  EV....            19         2,674           126         5,942          1,322
   2.05%  EV....            32         1,593            35         3,034          1,614
   2.10%  EV....             5           987            19         1,711             64

Continued          JANGLTECHS2     JANGLTECH   JANINTGROS2     JANINTGRO  MGVITMULTISEC
                  ------------  ------------  ------------  ------------  -------------
   2.15%  EV....            --           458            --           533          2,302
   2.20%  EV....            --           226             1           435             85
   2.25%  EV....             1            48             3           216              2
   2.30%  EV....             3            63             4           114            345
   2.35%  EV....            --            20            --            13             --
   2.40%  EV....            --             1            --             2             --
   2.45%  EV....            --             2            --             4             --
   2.50%  EV....            --            --             1            31             --
   2.55%  EV....            --            --            --            --             --
   2.60%  EV....            --            --            --            --             --
   2.65%  EV....            --            --            --            --             --
   2.70%  EV....            --            --            --            --             --
   2.85%  EV....            --            --            --            --             --
                  ------------  ------------  ------------  ------------  -------------
       Total....   $     6,292       743,806        16,407     1,417,805        742,841
                  ============  ============  ============  ============  =============


                  NWGVITSTRVAL    NBAMTGUARD     NBAMTMCGR     NBAMTPART     OPPAGGGRO
                  ------------  ------------  ------------  ------------  ------------
   0.95%........   $    40,586       193,785       307,873       237,018       373,056
   1.00%........        19,137       108,073       181,579       154,949       212,413
   1.05%........         5,719        23,617        31,940        27,713        34,153
   1.10%........           451        21,009        41,508        11,617        58,502
   1.15%........           222        11,369        16,339         3,692        20,916
   1.20%........         8,955        86,443       151,948        58,156       144,556
   1.25%........         1,053         7,503        14,720         4,811        19,737
   1.30%........         2,601        18,987        38,182        10,754        37,518
   1.35%........           462        15,841        18,108        11,376        18,771
   1.40%........           342        11,966        16,255         5,643        13,454
   1.45%........           234         2,324         2,090           527         3,823
   1.50%........           861         6,248        10,409         1,617        13,339
   1.55%........            78         3,320         2,167           754         5,560
   1.60%........            11         2,283         3,027         1,059         3,373
   1.65%........           119         3,619         7,283         1,664         7,676
   1.70%........            --           209         2,392            61         1,284
   1.75%........            --         1,241         3,259           342         1,285
   1.80%........            70         1,754         2,261           512         2,477
   1.85%........            --           668           457            84           511
   1.90%........            --           141           433            --           588
   1.95%........            --            --            15            --            10
   2.00%........            --            12             9            --            --
   2.05%........            --           157         1,241             3           809
   2.10%........            --            --           101            --            --
   2.15%........            --             4            --            --            --
   2.20%........            --           118           529           161           466
   2.25%........            --           440            22             6            18
   1.40%  EV....         2,508        69,188       183,413        35,872       175,097
   1.45%  EV....         3,812        44,832       174,173        43,808       153,662
   1.50%  EV....         1,222         4,781        11,289         2,202        15,846
   1.55%  EV....           195        28,909        56,199        19,066        43,348
   1.60%  EV....            --         9,336        19,570         4,228        12,111
   1.65%  EV....           874         5,040        12,806         2,113        13,466
   1.70%  EV....            --         6,599        10,375         2,313        10,666

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued         NWGVITSTRVAL    NBAMTGUARD     NBAMTMCGR     NBAMTPART     OPPAGGGRO
                  ------------  ------------  ------------  ------------  ------------
   1.75%  EV....            99         1,383         2,961           734         1,739
   1.80%  EV....            --         2,248         2,460         4,689         2,299
   1.85%  EV....           282         6,134         7,827         1,287        10,876
   1.90%  EV....            21         1,483         2,561            72         2,424
   1.95%  EV....            10         3,390         2,894           199         3,662
   2.00%  EV....            --         5,296         4,505           721         3,383
   2.05%  EV....            --         3,912         2,895           964         2,500
   2.10%  EV....            14           872         1,114            62         1,284
   2.15%  EV....            --           771         1,707           123           920
   2.20%  EV....            --           163           647            26           399
   2.25%  EV....            --            57           154             9           155
   2.30%  EV....            --           384            41            --            92
   2.35%  EV....            --            --            20            12             1
   2.40%  EV....            --            --             5            --            17
   2.45%  EV....            --            --            --            --            --
   2.50%  EV....            --            --            --            --            31
   2.55%  EV....            --            --            --            --             2
   2.60%  EV....            --            --            --            --             3
   2.65%  EV....            --            --            --            --            --
   2.70%  EV....            --            --            --            --            51
   2.85%  EV....            --            --            --            --            --
                  ------------  ------------  ------------  ------------  ------------
       Total....   $    89,938       715,909     1,351,763       651,019     1,428,329
                  ============  ============  ============  ============  ============

                      OPPCAPAP      OPPGLSEC    OPPMSGRINC   SGVITMDCPGR        STOPP2
                  ------------  ------------  ------------  ------------  ------------
   0.95%........   $   693,952       193,757       515,332       161,142       192,251
   1.00%........       375,651        64,350       293,758        90,380        80,125
   1.05%........        60,334         9,469        53,749        10,810         9,714
   1.10%........       125,705        54,850        63,435        21,334        50,657
   1.15%........        52,694        27,189        32,056         8,589        30,063
   1.20%........       304,340       206,040       255,003        74,031       179,339
   1.25%........        36,365        14,863        32,221         7,711        18,621
   1.30%........        74,683        32,726        64,916        23,044        36,342
   1.35%........        68,287        35,956        41,331         6,698        37,578
   1.40%........        41,799        23,990        30,535         6,489        22,829
   1.45%........         8,870         4,264         7,745         1,113         1,589
   1.50%........        28,771        10,561        27,187         5,746        16,273
   1.55%........        10,168         5,611         6,558         1,443         4,173
   1.60%........        13,191         6,858         4,516           617         8,243
   1.65%........        17,283         9,856        21,062         1,885        11,044
   1.70%........         1,921           523         2,117           133           795
   1.75%........         6,694         4,124         2,830         2,075         6,536
   1.80%........         9,198         7,706        10,423         1,104         5,936
   1.85%........         4,070         2,248         1,634           113         3,135
   1.90%........         1,216           416           632           195           622
   1.95%........           101            72            78            24            45
   2.00%........           119            94             3            41            --
   2.05%........         2,277         1,342           769           688         2,958
   2.10%........            52           104            --            --            --
   2.15%........             6             4            --            --             4

Continued             OPPCAPAP      OPPGLSEC    OPPMSGRINC   SGVITMDCPGR        STOPP2
                  ------------  ------------  ------------  ------------  ------------
   2.20%........         1,513           836         2,247             1         1,908
   2.25%........           592           315           221            --           161
   1.40%  EV....       303,079       143,256       325,379        75,367       127,490
   1.45%  EV....       237,346        72,078       245,195        91,092       125,418
   1.50%  EV....        21,525         9,129        24,219         6,043         8,704
   1.55%  EV....       129,246        67,510       101,010        31,637        76,155
   1.60%  EV....        35,592        18,111        37,094         7,776        22,003
   1.65%  EV....        22,002        10,999        18,732         5,139        10,812
   1.70%  EV....        45,131        16,040        13,394         4,223        13,914
   1.75%  EV....         7,335         4,039         4,689           279         4,490
   1.80%  EV....         6,467         3,624         4,994         1,461         3,632
   1.85%  EV....        24,241         4,280        16,550         4,290         6,295
   1.90%  EV....         5,126         2,287         3,885         2,009         1,227
   1.95%  EV....         4,213         3,987         4,495         1,830         5,266
   2.00%  EV....        14,941         4,603        10,063         3,136         7,911
   2.05%  EV....         5,144         3,617         2,782         1,237         2,300
   2.10%  EV....         2,055           958         1,833           577           352
   2.15%  EV....         4,239         1,343         2,362           949         1,795
   2.20%  EV....           773           101         1,714           383           636
   2.25%  EV....           851            83           671            29           399
   2.30%  EV....         1,312           160           140            80           689
   2.35%  EV....            11            --            70            15            --
   2.40%  EV....         2,446           160             5             2         2,705
   2.45%  EV....           372            --            41            10           418
   2.50%  EV....            47            --            37            --            68
   2.55%  EV....           561           110            --            --           586
   2.60%  EV....            --            --            --            --             3
   2.65%  EV....           103            --            --            --           106
   2.70%  EV....            35            37            --            --            50
   2.85%  EV....            --             1            --            --            --
                  ------------  ------------  ------------  ------------  ------------
       Total....   $ 2,814,045     1,084,637     2,289,712       662,970     1,144,365
                  ============  ============  ============  ============  ============

                   TURNGVITGRO  TURNGVITGRO3    VEWRLDEMKT     VEWRLDHAS       VKEMMKT
                  ------------  ------------  ------------  ------------  ------------
   0.95%........   $     6,109           110        94,123        29,667        47,288
   1.00%........         3,624            14        37,304        12,559        17,409
   1.05%........            22            --         8,665         2,653         3,786
   1.10%........         1,114             9         8,371         2,253         2,436
   1.15%........           673             1         3,720         1,385         2,344
   1.20%........         2,728            13        60,018        20,140        20,556
   1.25%........           202            --         2,999           567         1,813
   1.30%........         1,544            --        10,942         1,319         2,793
   1.35%........           646            73         3,799         1,922         1,019
   1.40%........           112            --         3,623         2,494           769
   1.45%........           113            --           870           235           422
   1.50%........            15            --         1,656           206           747
   1.55%........            --            --         2,022           571           515
   1.60%........            24            --         1,814           115           399
   1.65%........            36            --         2,193           162           952
   1.70%........            19            --            24             5            30
   1.75%........            --            --         3,528         3,175         1,132

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued                 TURNGVITGRO     TURNGVITGRO3          VEWRLDEMKT      VEWRLDHAS          VKEMMKT
                          -----------     ------------          ----------      ---------          -------
1.80%                               -                -                 564            177              165
1.85%                              64                -                  13              2               24
1.90%                               -                -                  54             13               16
1.95%                               -                -                   -              -                -
2.00%                               -                -                   -              -               25
2.05%                               -                -                 937              3               15
2.10%                               -                -                   -              -                -
2.15%                               -                -                   -              -                -
2.20%                               -                -                  94              -              211
2.25%                               -                -                   -              7                -
1.40% EV                        4,661               50              43,806         20,876           31,560
1.45% EV                       14,414               78              14,764          9,036            9,963
1.50% EV                          640                -               1,676            266              974
1.55% EV                        1,864               22               7,194          3,323            5,093
1.60% EV                          464                -               5,946            793            4,512
1.65% EV                          812                3               1,638            759            2,858
1.70% EV                          755               11               1,314            810            1,092
1.75% EV                           92                -                 812            327              793
1.80% EV                            3                -                 550          1,219              481
1.85% EV                          210                2                 902            533              580
1.90% EV                            -                -                 681            408              336
1.95% EV                            -                -                 473             30              160
2.00% EV                           24                2                 807            405               75
2.05% EV                          157                -                 420            366              128
2.10% EV                            -                -                 315              -                2
2.15% EV                            -                -                 496            480              170
2.20% EV                            -                -                  79              -                -
2.25% EV                            -                -                  29             24               54
2.30% EV                            -                -                  28              5               67
2.35% EV                           13                -                   -              -                -
2.40% EV                            -                -                   2              -              137
2.45% EV                            -                -                   -              -                -
2.50% EV                            -                -                   -              -                -
2.55% EV                            -                -                   -              -                -
2.60% EV                            -                -                   -              -                -
2.65% EV                            -                -                   -              -                -
2.70% EV                            -                -                   -              -                -
2.85% EV                            -                -                   -              -                -
                          -----------     ------------          ----------      ---------          -------
Total                         $41,154              388             329,265        119,290          163,901
                          ===========     ============          ==========      =========          =======

                            VKMIDCAPG       VKUSREALEST       VICDIVRSTK       VICINVQBD        VICSMCOOPP
                            ---------       -----------       ----------       ---------        ----------
0.95%                          $8,219           218,502            2,552               -               258
1.00%                           2,900            72,477            2,364               -               337
1.05%                             351            15,852              244               -                 -
1.10%                           2,614            20,648            4,985               -               203
1.15%                           1,983            10,684            1,946               -                53
1.20%                          22,812           106,296           24,754           5,745             3,167
1.25%                           1,944             6,812            1,768             255               236
1.30%                             607            21,132              763               -                25

Continued                   VKMIDCAPG       VKUSREALEST       VICDIVRSTK       VICINVQBD        VICSMCOOPP
                            ---------       -----------       ----------       ---------        ----------
1.35%                           4,629            13,030               51               -                 -
1.40%                           1,945            11,089              332               -                81
1.45%                             253             1,471                -               -                 -
1.50%                           5,593             5,381              936             346               149
1.55%                             200             1,767              385               -                 5
1.60%                             345             1,449              321               -               177
1.65%                           3,901             6,028              374              69               144
1.70%                              84               971                -               -                 -
1.75%                             619             2,985                -               -                 -
1.80%                           1,634             2,544                -               -                 -
1.85%                              40             1,161                -               -                 -
1.90%                              35               393                -               -                 -
1.95%                               8                61                -               -                 -
2.00%                               2               172                -               -                 -
2.05%                           1,371             2,336                -               -                 -
2.10%                               -                 -                -               -                 -
2.15%                               -                 2                -               -                 -
2.20%                           1,111               598                -               -                 -
2.25%                               -               306                -               -                 -
1.40% EV                       12,479            92,387            8,381               -               748
1.45% EV                        7,068            35,223           52,210               -             2,223
1.50% EV                          600             4,462              409               -               461
1.55% EV                        3,795            31,730           12,080               -             2,376
1.60% EV                          373            10,966            2,583               -               150
1.65% EV                        1,125             6,090              573               -                 -
1.70% EV                          553             3,799            1,829               -                25
1.75% EV                          413             2,214            3,304               -                10
1.80% EV                           69             1,594               68               -                 -
1.85% EV                          938             8,350              478               -                 -
1.90% EV                           80             1,045               93               -                 -
1.95% EV                          171               393                -               -                 -
2.00% EV                          278             5,422              402               -                21
2.05% EV                          173             2,719              625               -               151
2.10% EV                          136               935                -               -                 -
2.15% EV                           12             2,663            1,576               -                22
2.20% EV                            -                95                -               -                 -
2.25% EV                            4               261                -               -                 -
2.30% EV                            1               859              350               -                 -
2.35% EV                            -                 -                -               -                 -
2.40% EV                            -             1,939                -               -                 -
2.45% EV                            -                94                -               -                 -
2.50% EV                            -                39                -               -                 -
2.55% EV                            -               387                -               -                 -
2.60% EV                            -                 2                -               -                 -
2.65% EV                            -                34                -               -                 -
2.70% EV                            -                35                -               -                 -
2.85% EV                            -                 1                -               -                 -
                            ---------       -----------       ----------       ---------        ----------
Total                         $91,468           737,885          126,736           6,415            11,022
                            =========       ===========       ==========       =========        ==========


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                               WRASSTRAT           WRBAL              WRBND      WRCOREEQ         WRGROWTH
                               ---------        --------           --------      --------         --------
0.95%                             41,492          52,795             59,913       147,982          140,354
1.00%                              1,722           1,602              1,923         4,148            4,298
1.05%                                723           1,277              1,923         3,710            4,330
1.10%                             38,074          32,387             40,012       139,624          136,559
1.15%                              8,878           9,822             10,174        23,114           24,006
1.20%                              1,128             879              1,128         3,285            3,343
1.25%                              1,278           2,358              5,003        10,667            9,453
1.30%                                 18              99                300            60               49
1.35%                              1,972             838              1,214         2,228            3,893
1.40%                              5,089           3,338              9,070        27,823           20,126
1.45%                              1,207             795                702         2,204            3,459
1.50%                              1,255             968              2,688         7,592            7,729
1.55%                              1,670             471                644         4,382            6,058
1.60%                                265             611              1,404        15,577           14,740
1.65%                                136              52                599           642              755
1.70%                                284              10                  -         1,214            1,269
1.75%                                  -               -                  4           352              280
1.80%                                  -              54                 70           260              179
1.85%                                199             653                  6           973              546
1.90%                                  -               -                  -             -                -
1.95%                                  -               -                  -           407              306
2.00%                                  -               -                258         2,900              900
2.05%                                  -               -                  -             -                -
2.10%                                 15              11                185           843            1,366
2.15%                                  -               -                  -             -                -
2.20%                                  -               -                  -             -                -
2.25%                                  -               -                196         1,951              670
1.40% EV                          93,983          93,280            121,491       408,993          416,032
1.45% EV                           6,951           9,679              8,447        38,131           39,598
1.50% EV                           3,451           1,430              4,824        10,588            7,187
1.55% EV                          72,020          75,339             81,683       243,823          239,001
1.60% EV                          24,731          20,222             23,506        71,006           67,017
1.65% EV                           5,500           2,112              3,823        11,200           10,343
1.70% EV                           3,467           4,814              9,498        14,925           16,803
1.75% EV                             313             874              2,157         1,818            2,326
1.80% EV                           1,094           1,894                913        10,072            8,634
1.85% EV                           6,413           4,778              6,126        34,298           26,403
1.90% EV                           1,683           2,386              2,902         7,275            5,727
1.95% EV                           3,212           3,184              5,705        15,008           12,296
2.00% EV                           4,766           3,854              4,283        13,586           14,256
2.05% EV                           2,229           1,440              2,062         3,095            4,029
2.10% EV                             408              39                390         1,472              635
2.15% EV                             609             134                  8           324              765
2.20% EV                              33             286                308           395               18
2.25% EV                           1,288             455              1,722         2,873            2,694
2.30% EV                              61              15                882         1,066            1,141
2.35% EV                               -               -                298            42               96
2.40% EV                               -             828                  -         1,121            1,044
2.45% EV                               -               -                  -             -                -
2.50% EV                              13               -                 15            18               12

Continued                     WRASSTRAT            WRBAL           WRBND         WRCOREEQ         WRGROWTH
                              ---------         --------        --------        ---------        ---------
2.55% EV                              -                -               -                -                -
2.60% EV                              -                -               -                -                -
2.65% EV                              -                -               -                -                -
2.70% EV                              -                -               -                -                -
2.85% EV                              -                -               -                -                -
                              ---------         --------        --------        ---------        ---------
Total                          $337,630          336,063         418,459        1,293,067        1,260,725
                              =========         ========        ========        =========        =========

                                 WRHIINC         WRINTL          WRLTBOND         WRMMKT         WRSCITECH
                               ---------       --------        ----------       --------        ----------
0.95%                            $31,458         18,583             6,622         17,133            35,417
1.00%                                541            174                 -            387               248
1.05%                              1,720            539               118            464             1,146
1.10%                             35,608         18,620             3,694          9,338            34,573
1.15%                              5,188          3,124             1,020          5,171             6,424
1.20%                                394            601                81          1,052             1,219
1.25%                              3,070          2,243                96          1,597             1,143
1.30%                                 50             29               197             67                 1
1.35%                                775            812               345          1,508               686
1.40%                              4,354          4,969               800         20,415             6,996
1.45%                                480            928             2,266          4,342               845
1.50%                              1,253          1,381               312            425             1,159
1.55%                                873          1,032               185          1,060             1,707
1.60%                              1,222          7,548               753          3,234             8,446
1.65%                                157            192               455            426               222
1.70%                                  -            514                13             24               310
1.75%                                  7             12                 -             40               163
1.80%                                 15             23                 -              -                30
1.85%                                 10            162                 -              -               579
1.90%                                  -              -                 -              -                 -
1.95%                                  -              4                 -              -               151
2.00%                                203            373                 -              -               163
2.05%                                  -              -                 -              -                 -
2.10%                                657              -               472              -               177
2.15%                                  -              -                 -              -                 -
2.20%                                  -              -                 -              -                 -
2.25%                                144            272                 3              -                14
1.40% EV                          58,922         71,854            12,791         51,389            97,435
1.45% EV                           6,395          7,754               278         17,340             8,398
1.50% EV                           1,553          2,617               514          1,879             2,790
1.55% EV                          41,920         49,014             5,721         29,035            83,428
1.60% EV                          13,520         12,348             2,146          8,921            18,682
1.65% EV                           2,293          1,533               180          4,776             3,221
1.70% EV                           2,747          1,961               957          2,405             3,509
1.75% EV                           1,171            594                99          4,621               155
1.80% EV                           1,150          2,918               203          4,467             2,246
1.85% EV                           4,240          4,781               499         11,644             6,022
1.90% EV                             876            803               603          2,007             1,091
1.95% EV                           5,411          2,682               138          3,659             3,407
2.00% EV                           2,547          2,828               518          4,467             4,022
2.05% EV                             629            699               390            127               691
2.10% EV                             284            230               361             69               181


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued                       WRHIINC          WRINTL             WRLTBOND      WRMMKT         WRSCITECH
                               --------        --------             --------    --------         ---------
2.15% EV                              1              94                  136         974               198
2.20% EV                             27               -                   41          68                 6
2.25% EV                            651             665                   11          55               849
2.30% EV                            357             632                   78         130                67
2.35% EV                            295               -                  198          99                41
2.40% EV                              -               -                    -           -               869
2.45% EV                              -               -                    -           -                 -
2.50% EV                              -               -                    -           -                 2
2.55% EV                              -               -                    -           -                 -
2.60% EV                              -               -                    -           -                 -
2.65% EV                              -               -                    -           -                 -
2.70% EV                              -               -                    -           -                 -
2.85% EV                              -               -                    -           -                 -
                               --------        --------             --------    --------         ---------
Total                          $233,168         226,142               43,294     214,815           339,129
                               ========        ========             ========    ========         =========

                                WRSMCAP         WRVALUE
                              ---------       ---------
0.95%                           $52,921          34,338
1.00%                               350               -
1.05%                             1,268             251
1.10%                            47,774          45,520
1.15%                             9,574          10,538
1.20%                             1,439             942
1.25%                             4,392           3,682
1.30%                                47              62
1.35%                             1,986           1,801
1.40%                            17,298           7,454
1.45%                             2,227           6,937
1.50%                             4,716           2,830
1.55%                             2,992           3,387
1.60%                            15,644           5,345
1.65%                               468             267
1.70%                             1,136             137
1.75%                               113               1
1.80%                                39              28
1.85%                               519           1,055
1.90%                                 -               -
1.95%                                10             160
2.00%                               988             267
2.05%                                 -               -
2.10%                                16              21
2.15%                                 -               -
2.20%                                 -               -
2.25%                               579              15
1.40% EV                        187,052          70,692
1.45% EV                         16,097             305
1.50% EV                          5,588           1,589
1.55% EV                        126,757          68,058
1.60% EV                         30,974          20,977
1.65% EV                          4,844           3,535

Continued                       WRSMCAP         WRVALUE
                              ---------       ---------
1.70% EV                          5,439           1,884
1.75% EV                          1,351             778
1.80% EV                          5,542           2,243
1.85% EV                         12,652           5,373
1.90% EV                          2,105           3,590
1.95% EV                          3,716           5,854
2.00% EV                          9,346           6,645
2.05% EV                          1,981           1,889
2.10% EV                            363             415
2.15% EV                            317               -
2.20% EV                             38             322
2.25% EV                          2,439             266
2.30% EV                            699             104
2.35% EV                             46              41
2.40% EV                            736             911
2.45% EV                              -               -
2.50% EV                              2               -
2.55% EV                              -               -
2.60% EV                              -               -
2.65% EV                              -               -
2.70% EV                              -               -
2.85% EV                              -               -
                              ---------       ---------
Total                          $584,580         320,509
                              =========       =========

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

(4)   CONTRACT OWNER'S EQUITY SCHEDULE

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                                CONTRACT                      UNIT        CONTRACT        TOTAL
                                                              EXPENSE RATE*      UNITS    FAIR VALUE     OWNERS' EQUITY   RETURN**
AIM VIF - Balanced Fund - Series I
     2002 ..................................................      0.95%           5,885    $8.869451       $52,197        -11.57%
                                                                  1.10%          10,826     8.861204        95,931        -11.63%
                                                                  1.15%             302     8.858437         2,675        -11.66%
                                                                  1.25%           5,354     8.852930        47,399        -11.70%
                                                                  1.35%           5,351     8.847423        47,343        -11.74%
                                                                  1.40%             533     8.844670         4,714        -11.77%
                                                                  1.55%             397     8.836409         3,508        -11.83%

AIM VIF - Blue Chip - Series I
     2002 ..................................................      0.95%           1,726     8.248427        14,237        -17.55%
                                                                  1.10%           3,480     8.240741        28,678        -17.61%
                                                                  1.35%           1,866     8.227931        15,353        -17.71%
                                                                  1.40%             145     8.225369         1,193        -17.73%
                                                                  1.55%             523     8.217670         4,298        -17.79%

AIM VIF - Capital Appreciation Fund
     2002 ..................................................      1.10%             463     8.795455         4,072        -14.65%

AIM VIF - Core Equity Fund - Series I
     2002 ..................................................      0.95%             104     9.172005           954         -7.81%
                                                                  1.10%             186     9.163465         1,704         -7.88%
                                                                  1.35%             206     9.149225         1,885         -7.99%
                                                                  1.40%             875     9.146378         8,003         -8.02%

AIM VIF - Premier Equity Fund - Series I
     2002 ..................................................      0.95%           1,777     7.919940        14,074        -21.57%
                                                                  1.10%           2,998     7.912564        23,722        -21.63%
                                                                  1.15%           1,062     7.910102         8,401        -21.65%
                                                                  1.25%           2,550     7.905183        20,158        -21.68%
                                                                  1.35%           3,529     7.900265        27,880        -21.72%
                                                                  1.40%             417     7.897792         3,293        -21.74%
                                                                  1.50%             520     7.892867         4,104        -21.78%
                                                                  1.55%           6,974     7.890406        55,028        -21.80%

American Century VP - Income & Growth Fund - Class I
     2002 ..................................................      0.95%       7,178,026    10.971351    78,752,894        -10.73%
                                                                  1.00%       3,373,948    10.945671    36,930,091        -10.75%
                                                                  1.05%         615,536    10.919970     6,721,635        -10.77%
                                                                  1.10%         866,410    10.441185     9,046,766        -10.79%
                                                                  1.15%         290,482    10.421567     3,027,385        -10.82%
                                                                  1.20%       2,617,395    10.334871    27,050,463        -10.84%
                                                                  1.25%         271,493    10.314810     2,800,422        -10.86%
                                                                  1.30%         486,366    10.294859     5,007,119        -10.88%
                                                                  1.35%         380,754    10.343281     3,938,247        -10.90%
                                                                  1.40%         282,692    10.323686     2,918,423        -10.93%
                                                                  1.45%          30,666    10.304118       315,986        -10.95%
                                                                  1.50%         169,779    10.284585     1,746,107        -10.97%

                                                                CONTRACT                     UNIT         CONTRACT       TOTAL
                                                              EXPENSE RATE*      UNITS    FAIR VALUE   OWNERS' EQUITY   RETURN**
                                                                  1.55%          59,045    10.265070       606,101     -10.99%
                                                                  1.60%          29,850    10.245593       305,831     -11.02%
                                                                  1.65%         170,254    10.226146     1,741,042     -11.04%
                                                                  1.70%          10,057     7.670047        77,138     -11.06%
                                                                  1.75%         109,611     7.657734       839,372     -11.08%
                                                                  1.80%         110,639     7.645431       845,883     -11.10%
                                                                  1.85%           9,115     7.633162        69,576     -11.13%
                                                                  1.90%             493     7.620892         3,757     -11.15%
                                                                  1.95%             856     7.608652         6,513     -11.17%
                                                                  2.00%             958     7.596397         7,277     -11.19%
                                                                  2.05%          19,296     7.584196       146,345     -11.22%
                                                                  2.10%           1,588     7.571980        12,024     -11.24%
                                                                  2.20%          20,761     7.547598       156,696     -11.28%
                                                                  0.95% EV    1,701,210    10.319729    17,556,026     -10.94%
                                                                  1.00% EV      945,182    10.300175     9,735,540     -10.97%
                                                                  1.05% EV       82,756    10.280657       850,786     -10.99%
                                                                  1.10% EV      562,067    10.261152     5,767,455     -11.01%
                                                                  1.15% EV      214,331    10.241683     2,195,110     -11.03%
                                                                  1.20% EV       96,317    10.222237       984,575     -11.05%
                                                                  1.25% EV      110,076     8.063233       887,568     -11.08%
                                                                  1.30% EV       20,706     8.049075       166,664     -11.10%
                                                                  1.35% EV       19,191     8.034958       154,199     -11.12%
                                                                  1.40% EV       77,784     8.020860       623,895     -11.14%
                                                                  1.45% EV       20,769     8.006781       166,293     -11.17%
                                                                  1.50% EV       24,804     7.992709       198,251     -11.19%
                                                                  1.55% EV       49,383     7.978658       394,010     -11.21%
                                                                  1.60% EV       30,850     7.964622       245,709     -11.23%
                                                                  1.65% EV       11,176     7.950619        88,856     -11.25%
                                                                  1.70% EV        2,820     7.936626        22,381     -11.28%
                                                                  1.75% EV        4,424     7.922641        35,050     -11.30%
                                                                  1.80% EV        2,190     7.908702        17,320     -11.32%
                                                                  1.85% EV        1,789     7.894755        14,124     -11.34%
                                                                  1.90% EV           96     7.880817           757     -11.37%
                                                                  1.95% EV          544     7.866908         4,280     -11.39%
                                                                  2.00% EV        1,739     7.853026        13,656     -11.41%
                                                                  2.05% EV        1,443     7.839132        11,312     -11.43%
                                                                  2.15% EV          180     7.811444         1,406     -11.48%
                                                                  2.25% EV        1,195     7.783822         9,302     -11.52%

American Century VP - International Fund - Class I
     2002 ..................................................      0.95%       6,183,780    10.595324    65,518,825      -4.92%
                                                                  1.00%       2,931,490    10.570432    30,987,119      -4.95%
                                                                  1.05%         544,249    10.545682     5,739,470      -4.97%
                                                                  1.10%         430,470    10.712202     4,611,507      -4.99%
                                                                  1.15%         161,877    10.692009     1,730,867      -5.02%
                                                                  1.20%       2,571,340     9.650661    24,815,133      -5.04%
                                                                  1.25%         185,783     9.632012     1,789,466      -5.06%
                                                                  1.30%         450,837     9.613360     4,334,077      -5.09%
                                                                  1.35%         208,349    10.611798     2,210,958      -5.11%
                                                                  1.40%         126,464    10.591700     1,339,469      -5.13%
                                                                  1.45%          30,544    10.571634       322,900      -5.16%
                                                                  1.50%         158,896    10.551574     1,676,603      -5.18%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                CONTRACT                     UNIT        CONTRACT      TOTAL
                                                              EXPENSE RATE*     UNITS     FAIR VALUE  OWNERS' EQUITY  RETURN**
                                                                  1.55%          41,497   10.531562       437,028    -5.21%
                                                                  1.60%          33,829   10.511572       355,596    -5.23%
                                                                  1.65%          86,491   10.491628       907,431    -5.25%
                                                                  1.70%           3,576    8.257315        29,528    -5.28%
                                                                  1.75%          14,211    8.244086       117,157    -5.30%
                                                                  1.80%          24,286    8.230847       199,894    -5.32%
                                                                  1.85%             161    8.217627         1,323    -5.35%
                                                                  1.90%           1,587    8.204420        13,020    -5.37%
                                                                  1.95%             203    8.191245         1,663    -5.40%
                                                                  2.00%             258    8.178073         2,110    -5.42%
                                                                  2.05%           2,157    8.164921        17,612    -5.44%
                                                                  2.20%           7,112    8.125533        57,789    -5.51%
                                                                  0.95% EV    1,386,423   10.580779    14,669,435    -5.20%
                                                                  1.00% EV      832,302   10.560733     8,789,719    -5.22%
                                                                  1.05% EV       91,570   10.540719       965,214    -5.24%
                                                                  1.10% EV      352,191   10.520725     3,705,305    -5.27%
                                                                  1.15% EV      106,239   10.500762     1,115,590    -5.29%
                                                                  1.20% EV       85,553   10.480844       896,668    -5.32%
                                                                  1.25% EV       73,824    8.415710       621,281    -5.34%
                                                                  1.30% EV       40,576    8.400938       340,876    -5.36%
                                                                  1.35% EV       17,217    8.386217       144,385    -5.39%
                                                                  1.40% EV       49,449    8.371488       413,962    -5.41%
                                                                  1.45% EV       17,648    8.356782       147,480    -5.43%
                                                                  1.50% EV       50,737    8.342104       423,253    -5.46%
                                                                  1.55% EV       26,699    8.327439       222,334    -5.48%
                                                                  1.60% EV       23,117    8.312789       192,167    -5.50%
                                                                  1.65% EV        1,841    8.298159        15,277    -5.53%
                                                                  1.70% EV          891    8.283555         7,381    -5.55%
                                                                  1.75% EV        1,821    8.268967        15,058    -5.58%
                                                                  1.80% EV          120    8.254388           991    -5.60%
                                                                  1.85% EV          139    8.239840         1,145    -5.62%
                                                                  1.95% EV           29    8.210769           238    -5.67%

American Century VP - International Fund - Class III
     2002 ..................................................      0.95%         422,642    9.720439     4,108,266    -2.80% 05/01/02
                                                                  1.00%         175,815    9.719656     1,708,861    -2.80% 05/01/02
                                                                  1.05%          51,264    9.718880       498,229    -2.81% 05/01/02
                                                                  1.10%          80,130    9.718097       778,711    -2.82% 05/01/02
                                                                  1.15%          20,336    9.717312       197,611    -2.83% 05/01/02
                                                                  1.20%         391,586    9.716534     3,804,859    -2.83% 05/01/02
                                                                  1.25%          10,840    9.715748       105,319    -2.84% 05/01/02
                                                                  1.30%          36,781    9.714971       357,326    -2.85% 05/01/02
                                                                  1.35%          30,319    9.714189       294,524    -2.86% 05/01/02
                                                                  1.40%          34,343    9.713402       333,587    -2.87% 05/01/02
                                                                  1.45%           2,067    9.712614        20,076    -2.87% 05/01/02
                                                                  1.50%          13,266    9.711838       128,837    -2.88% 05/01/02
                                                                  1.55%           8,463    9.711051        82,185    -2.89% 05/01/02
                                                                  1.60%           6,557    9.710267        63,670    -2.90% 05/01/02
                                                                  1.65%          15,593    9.709482       151,400    -2.91% 05/01/02
                                                                  1.70%               9    9.708697            87    -2.91% 05/01/02
                                                                  1.75%           8,227    9.707912        79,867    -2.92% 05/01/02

                                                                CONTRACT                     UNIT        CONTRACT       TOTAL
                                                              EXPENSE RATE*      UNITS    FAIR VALUE  OWNERS' EQUITY   RETURN**
                                                                  1.80%          7,298     9.707125         70,843   -2.93% 05/01/02
                                                                  1.85%          4,292     9.706338         41,660   -2.94% 05/01/02
                                                                  1.90%            732     9.705554          7,104   -2.94% 05/01/02
                                                                  1.95%            126     9.704768          1,223   -2.95% 05/01/02
                                                                  2.00%             34     9.703982            330   -2.96% 05/01/02
                                                                  2.05%          6,816     9.703191         66,137   -2.97% 05/01/02
                                                                  2.20%          1,108     9.700830         10,749   -2.99% 05/01/02
                                                                  2.25%            150     9.700044          1,455   -3.00% 05/01/02
                                                                  0.95% EV     309,794     9.713386      3,009,149   -2.87% 05/01/02
                                                                  1.00% EV      88,461     9.712611        859,187   -2.87% 05/01/02
                                                                  1.05% EV       7,257     9.711827         70,479   -2.88% 05/01/02
                                                                  1.10% EV      50,837     9.711046        493,680   -2.89% 05/01/02
                                                                  1.15% EV      36,273     9.710268        352,221   -2.90% 05/01/02
                                                                  1.20% EV      44,443     9.709483        431,519   -2.91% 05/01/02
                                                                  1.25% EV      20,057     9.708703        194,727   -2.91% 05/01/02
                                                                  1.30% EV       1,523     9.707920         14,785   -2.92% 05/01/02
                                                                  1.35% EV       1,513     9.707137         14,687   -2.93% 05/01/02
                                                                  1.40% EV       8,406     9.706356         81,592   -2.94% 05/01/02
                                                                  1.45% EV         245     9.705572          2,378   -2.94% 05/01/02
                                                                  1.50% EV       3,826     9.704787         37,131   -2.95% 05/01/02
                                                                  1.55% EV       4,216     9.704004         40,912   -2.96% 05/01/02
                                                                  1.60% EV       8,308     9.703218         80,614   -2.97% 05/01/02
                                                                  1.65% EV         221     9.702436          2,144   -2.98% 05/01/02
                                                                  1.70% EV       4,253     9.701653         41,261   -2.98% 05/01/02
                                                                  1.75% EV       3,159     9.700866         30,645   -2.99% 05/01/02
                                                                  1.80% EV       1,130     9.700081         10,961   -3.00% 05/01/02
                                                                  1.85% EV         245     9.699292          2,376   -3.01% 05/01/02
                                                                  1.90% EV         316     9.698504          3,065   -3.01% 05/01/02

American Century VP - Ultra Fund - Class I
     2002 ..................................................      0.95%          3,041     9.112773         27,712   -8.87% 05/01/02
                                                                  1.00%          5,415     9.112042         49,342   -8.88% 05/01/02
                                                                  1.20%         53,757     9.109108        489,678   -8.91% 05/01/02
                                                                  1.35%          4,367     9.106904         39,770   -8.93% 05/01/02
                                                                  1.40%          3,156     9.106170         28,739   -8.94% 05/01/02
                                                                  1.60%            519     9.103222          4,725   -8.97% 05/01/02
                                                                  1.80%            255     9.100276          2,321   -9.00% 05/01/02
                                                                  0.95% EV      20,450     9.106040        186,219   -8.94% 05/01/02
                                                                  1.00% EV      12,656     9.105310        115,237   -8.95% 05/01/02
                                                                  1.10% EV         746     9.103841          6,791   -8.96% 05/01/02
                                                                  1.15% EV       1,439     9.103107         13,099   -8.97% 05/01/02
                                                                  1.85% EV         835     9.092805          7,592   -9.07% 05/01/02

American Century VP - Value Fund - Class I
     2002 ..................................................      0.95%      8,377,972    13.130167    110,004,180   -4.36%
                                                                  1.00%      3,345,483    13.099358     43,823,676   -4.38%
                                                                  1.05%        550,531    13.068656      7,194,699   -4.41%
                                                                  1.10%      1,350,289    13.781647     18,609,295   -4.43%
                                                                  1.15%        607,185    13.755740      8,352,238   -4.45%
                                                                  1.20%      3,773,178    13.998434     52,818,583   -4.48%
                                                                  1.25%        381,698    13.971385      5,332,854   -4.50%
                                                                  1.30%      1,203,102    13.944371     16,776,511   -4.53%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT - 9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                              UNIT       CONTRACT
                                                                CONTRACT                      FAIR        OWNERS'      TOTAL
                                                              EXPENSE RATE*    UNITS          VALUE       EQUITY      RETURN**
                                                                  1.35%         798,993    13.651872    10,907,750   -4.55%
                                                                  1.40%         465,094    13.626044     6,337,391   -4.57%
                                                                  1.45%          58,896    13.600228       800,999   -4.60%
                                                                  1.50%         245,875    13.574439     3,337,615   -4.62%
                                                                  1.55%         128,686    13.548690     1,743,527   -4.64%
                                                                  1.60%         136,483    13.522981     1,845,657   -4.67%
                                                                  1.65%         236,372    13.497313     3,190,387   -4.69%
                                                                  1.70%          21,231    10.775342       228,771   -4.72%
                                                                  1.75%         101,708    10.758054     1,094,180   -4.74%
                                                                  1.80%          96,691    10.740804     1,038,539   -4.76%
                                                                  1.85%          34,182    10.723557       366,553   -4.79%
                                                                  1.90%          11,721    10.706329       125,489   -4.81%
                                                                  1.95%             820    10.689126         8,765   -4.83%
                                                                  2.00%           3,164    10.671942        33,766   -4.86%
                                                                  2.05%          24,844    10.654787       264,708   -4.88%
                                                                  2.10%           1,754    10.637644        18,658   -4.91%
                                                                  2.15%              36    10.620517           382   -4.93%
                                                                  2.20%          26,747    10.603409       283,609   -4.95%
                                                                  2.25%           3,624    12.325171        44,666   -4.98%
                                                                  0.95% EV    3,030,666    13.640263    41,339,081   -4.55%
                                                                  1.00% EV    1,512,881    13.614453    20,597,047   -4.58%
                                                                  1.05% EV      202,517    13.588652     2,751,933   -4.60%
                                                                  1.10% EV    1,461,121    13.562909    19,817,051   -4.62%
                                                                  1.15% EV      380,217    13.537184     5,147,067   -4.65%
                                                                  1.20% EV      195,210    13.511510     2,637,582   -4.67%
                                                                  1.25% EV      155,715    12.053973     1,876,984   -4.70%
                                                                  1.30% EV       92,951    12.032851     1,118,466   -4.72%
                                                                  1.35% EV       77,834    12.011770       934,924   -4.74%
                                                                  1.40% EV      206,768    11.990724     2,479,298   -4.77%
                                                                  1.45% EV       31,983    11.969659       382,826   -4.79%
                                                                  1.50% EV       84,902    11.948636     1,014,463   -4.82%
                                                                  1.55% EV      286,417    11.927660     3,416,285   -4.84%
                                                                  1.60% EV       73,726    11.906724       877,835   -4.86%
                                                                  1.65% EV       22,640    11.885779       269,094   -4.89%
                                                                  1.70% EV       59,594    11.864891       707,076   -4.91%
                                                                  1.75% EV        4,524    11.844002        53,582   -4.93%
                                                                  1.80% EV        4,206    11.823151        49,728   -4.96%
                                                                  1.85% EV       23,992    11.802306       283,161   -4.98%
                                                                  1.90% EV           36    11.781535           424   -5.01%
                                                                  1.95% EV       43,155    11.760749       507,535   -5.03%
                                                                  2.00% EV          428    11.740001         5,025   -5.05%
                                                                  2.05% EV        1,411    11.719278        16,536   -5.08%
                                                                  2.10% EV        5,474    11.698583        64,038   -5.10%
                                                                  2.20% EV        1,084    11.657269        12,636   -5.15%
                                                                  2.25% EV           82    11.636655           954   -5.17%

BB&T VIF Capital Appreciation Fund
     2002 ..................................................      0.95%           7,833     9.970825        78,101   -4.93%
                                                                  1.05%           6,251     9.964643        62,289   -4.98%
                                                                  1.10%           9,780     9.961550        97,424   -5.00%
                                                                  1.15%             909     9.958453         9,052   -5.03%

                                                                                              UNIT       CONTRACT
                                                                CONTRACT                      FAIR        OWNERS'      TOTAL
                                                              EXPENSE RATE*    UNITS          VALUE       EQUITY      RETURN**
                                                                  1.25%           2,906     9.952266        28,921   -5.07%
                                                                  1.35%           2,683     9.946077        26,685   -5.12%
                                                                  1.40%             632     9.942988         6,284   -5.14%
                                                                  1.50%             322     9.936787         3,200   -5.19%
                                                                  1.55%             207     9.933691         2,056   -5.22%

BB&T VIF Capital Manager Aggressive Growth Fund
     2002 ..................................................      0.95%           4,257     9.170085        39,037  -10.01%
                                                                  1.10%           9,917     9.161551        90,855  -10.08%
                                                                  1.15%          19,334     9.158703       177,074  -10.10%
                                                                  1.25%           1,027     9.153011         9,400  -10.15%
                                                                  1.30%             360     9.150161         3,294  -10.17%
                                                                  1.35%           4,713     9.147319        43,111  -10.19%
                                                                  1.55%          13,231     9.135915       120,877  -10.28%
                                                                  1.60%           6,163     9.133065        56,287  -10.30%
                                                                  1.70%          12,290     9.127366       112,175  -10.35%

BB&T VIF Growth and Income Fund
     2002 ..................................................      0.95%          14,021     9.347278       131,058   -8.08%
                                                                  1.05%           3,150     9.341473        29,426   -8.12%
                                                                  1.10%          21,000     9.338579       196,110   -8.14%
                                                                  1.15%           5,506     9.335676        51,402   -8.17%
                                                                  1.25%           4,726     9.329872        44,093   -8.21%
                                                                  1.35%           8,572     9.324069        79,926   -8.26%
                                                                  1.40%             583     9.321156         5,434   -8.28%
                                                                  1.50%             477     9.315355         4,443   -8.33%
                                                                  1.55%           6,645     9.312456        61,881   -8.35%
                                                                  1.70%             206     9.303732         1,917   -8.42%

BB&T VIF Large Company Growth Fund
     2002 ..................................................      0.95%           5,777     8.161490        47,149  -20.78%
                                                                  1.05%             406     8.156430         3,312  -20.82%
                                                                  1.10%          10,238     8.153892        83,480  -20.84%
                                                                  1.25%           5,149     8.146284        41,945  -20.90%
                                                                  1.30%           2,132     8.143748        17,362  -20.92%
                                                                  1.35%           6,849     8.141205        55,759  -20.94%
                                                                  1.55%             848     8.131066         6,895  -21.02%
                                                                  1.70%             228     8.123439         1,852  -21.07%

Comstock GVIT Value Fund - Class I
     2002 ..................................................      0.95%       1,246,834     8.950894    11,160,283  -14.56%
                                                                  1.00%         802,991     8.929924     7,170,649  -14.59%
                                                                  1.05%         176,814     8.908964     1,575,230  -14.61%
                                                                  1.10%          76,887     9.101587       699,806  -14.63%
                                                                  1.15%         113,565     9.084202     1,031,686  -14.65%
                                                                  1.20%         455,209     9.132081     4,157,005  -14.67%
                                                                  1.25%          39,363     9.114400       358,771  -14.69%
                                                                  1.30%         103,108     9.096797       937,952  -14.71%
                                                                  1.35%          69,288     9.015965       624,698  -14.73%
                                                                  1.40%          40,426     8.998885       363,789  -14.76%
                                                                  1.45%          12,641     8.981819       113,539  -14.78%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT - 9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                              UNIT       CONTRACT
                                                                CONTRACT                      FAIR        OWNERS'      TOTAL
                                                              EXPENSE RATE*    UNITS          VALUE       EQUITY      RETURN**
                                                                  1.50%          25,725     8.964786       230,619    -14.80%
                                                                  1.55%          15,841     8.947765       141,742    -14.82%
                                                                  1.60%           8,959     8.930786        80,011    -14.84%
                                                                  1.65%          31,996     8.913812       285,206    -14.86%
                                                                  1.70%           7,414     6.960643        51,606    -14.88%
                                                                  1.75%           5,053     6.949467        35,116    -14.90%
                                                                  1.80%          14,680     6.938304       101,854    -14.93%
                                                                  1.85%             745     6.927178         5,161    -14.95%
                                                                  1.90%             115     6.916033           795    -14.97%
                                                                  2.05%           1,128     6.882714         7,764    -15.03%
                                                                  2.20%              41     6.849507           281    -15.10%
                                                                  0.95% EV      350,513     8.992942     3,152,143    -14.78%
                                                                  1.00% EV      328,793     8.975893     2,951,211    -14.80%
                                                                  1.05% EV       70,321     8.958884       629,998    -14.82%
                                                                  1.10% EV      117,387     8.941898     1,049,663    -14.84%
                                                                  1.15% EV       54,961     8.924922       490,523    -14.86%
                                                                  1.20% EV       31,636     8.907963       281,812    -14.88%
                                                                  1.25% EV        5,962     7.444126        44,382    -14.91%
                                                                  1.30% EV        3,558     7.431069        26,440    -14.93%
                                                                  1.35% EV        1,165     7.418049         8,642    -14.95%
                                                                  1.40% EV        9,565     7.405016        70,829    -14.97%
                                                                  1.45% EV        1,253     7.392010         9,262    -14.99%
                                                                  1.50% EV        8,260     7.379026        60,951    -15.01%
                                                                  1.55% EV       23,931     7.366053       176,277    -15.03%
                                                                  1.60% EV          402     7.353087         2,956    -15.06%
                                                                  1.65% EV        1,920     7.340147        14,093    -15.08%
                                                                  1.75% EV          417     7.314319         3,050    -15.12%
                                                                  1.80% EV           99     7.301424           723    -15.14%
                                                                  1.85% EV          131     7.288545           955    -15.16%

Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2002 ..................................................      0.95%         438,139     8.168626     3,578,988    -14.50%
                                                                  1.00%         172,359     8.149457     1,404,632    -14.52%
                                                                  1.05%          59,883     8.130318       486,868    -14.54%
                                                                  1.10%           4,967    10.038493        49,851    -14.56%
                                                                  1.15%              49    10.017409           491    -14.58%
                                                                  1.20%          57,855     9.923544       574,127    -14.60%
                                                                  1.25%             426     9.904328         4,219    -14.62%
                                                                  1.30%           3,340     9.885168        33,016    -14.65%
                                                                  1.35%           2,115     9.941755        21,027    -14.67%
                                                                  1.40%             684     9.922894         6,787    -14.69%
                                                                  1.65%              34     9.829059           334    -14.79%

Credit Suisse Trust - International Equity Portfolio
     2002 ..................................................      0.95%       1,027,973     8.301413     8,533,629     -2.02%
                                                                  1.00%         443,324     8.281934     3,671,580     -2.04%
                                                                  1.05%          92,828     8.262491       766,991     -2.07%
                                                                  1.10%           4,079     9.669824        39,439     -2.09%
                                                                  1.15%           2,685     9.650520        25,912     -2.12%
                                                                  1.20%          69,638     9.008992       627,368     -2.14%
                                                                  1.25%          10,401     8.991567        93,521     -2.16%

                                                                                                         CONTRACT
                                                                CONTRACT                      UNIT        OWNERS'     TOTAL
                                                              EXPENSE RATE*      UNITS     FAIR VALUE     EQUITY      RETURN**
                                                              -------------    --------    ----------   ----------   ---------
                                                                  1.30%           6,752     8.974145        60,594   -2.19%
                                                                  1.35%           2,185     9.577784        20,927   -2.21%
                                                                  1.40%             695     9.559623         6,644   -2.24%
                                                                  1.45%             536     9.541489         5,114   -2.26%
                                                                  1.50%           4,375     9.523408        41,665   -2.29%
                                                                  1.60%             199     9.487285         1,888   -2.33%
                                                                  1.65%           1,458     9.469251        13,806   -2.36%

Credit Suisse Trust - Large Cap Value Portfolio
     2002 ..................................................      0.95%         771,269    11.756359     9,067,295  -10.10%
                                                                  1.00%         356,993    11.728763     4,187,086  -10.12%
                                                                  1.05%         109,423    11.701276     1,280,389  -10.15%
                                                                  1.10%          10,293    12.072949       124,284  -10.17%
                                                                  1.15%           3,531    12.051714        42,555  -10.19%
                                                                  1.20%         170,008    11.822377     2,009,899  -10.21%
                                                                  1.25%          15,404    11.799530       181,760  -10.24%
                                                                  1.30%          17,784    11.776722       209,437  -10.26%
                                                                  1.35%           2,304    11.960914        27,558  -10.28%
                                                                  1.40%           7,233    11.938256        86,349  -10.30%
                                                                  1.45%           1,010    11.915660        12,035  -10.33%
                                                                  1.50%           9,486    11.893064       112,818  -10.35%
                                                                  1.55%           1,949    11.870504        23,136  -10.37%
                                                                  1.65%           3,810    11.825486        45,055  -10.41%
                                                                  1.70%             611     8.887216         5,430  -10.44%
                                                                  1.75%             397     8.872955         3,523  -10.46%
                                                                  1.80%           1,164     8.858722        10,312  -10.48%
                                                                  0.95% EV       44,795    11.944855       535,070  -10.31%
                                                                  1.00% EV       15,774    11.922245       188,061  -10.33%
                                                                  1.05% EV        1,274    11.899649        15,160  -10.35%
                                                                  1.10% EV          528    11.877102         6,271  -10.38%
                                                                  1.15% EV        3,276    11.854571        38,836  -10.40%
                                                                  1.20% EV          777    11.832095         9,194  -10.42%
                                                                  1.30% EV        1,097     9.854691        10,811  -10.47%
                                                                  1.35% EV          466     9.837416         4,584  -10.49%
                                                                  1.40% EV        1,163     9.820147        11,421  -10.51%
                                                                  1.45% EV          137     9.802923         1,343  -10.53%
                                                                  1.85% EV           37     9.665854           358  -10.71%

Dreyfus GVIT Mid Cap Index Fund - Class I
     2002 ..................................................      0.95%       4,280,655    13.983712    59,859,528   -4.15%
                                                                  1.00%       1,770,754    13.950933    24,703,672   -4.18%
                                                                  1.05%         305,331    13.918195     4,249,656   -4.20%
                                                                  1.10%         590,577    15.609441     9,218,560   -4.23%
                                                                  1.15%         257,696    15.579901     4,014,877   -4.25%
                                                                  1.20%       1,409,243    15.559364    21,926,925   -4.27%
                                                                  1.25%         139,558    15.529307     2,167,239   -4.30%
                                                                  1.30%         325,794    15.499253     5,049,563   -4.32%
                                                                  1.35%         240,794    15.462317     3,723,233   -4.34%
                                                                  1.40%         227,822    15.433029     3,515,984   -4.37%
                                                                  1.45%          22,540    15.403768       347,201   -4.39%
                                                                  1.50%          92,561    15.374547     1,423,083   -4.42%
                                                                  1.55%          50,382    15.345389       773,131   -4.44%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT- 9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                         CONTRACT
                                                                CONTRACT                     UNIT         EQUITY      TOTAL
                                                              EXPENSE RATE*     UNITS     FAIR VALUE      OWNERS'    RETURN**
                                                              -------------  ----------   ----------    ----------   ---------
                                                                  1.60%          54,460    15.316264       834,124   -4.46%
                                                                  1.65%          85,841    15.287177     1,312,267   -4.49%
                                                                  1.70%           9,385    12.010070       112,715   -4.51%
                                                                  1.75%          67,178    11.990774       805,516   -4.54%
                                                                  1.80%          50,183    11.971538       600,768   -4.56%
                                                                  1.85%          10,437    11.952300       124,746   -4.58%
                                                                  1.90%           2,332    11.933105        27,828   -4.61%
                                                                  1.95%           1,431    11.913928        17,049   -4.63%
                                                                  2.00%             117    11.894763         1,392   -4.65%
                                                                  2.05%          11,609    11.875610       137,864   -4.68%
                                                                  2.10%           2,500    11.856508        29,641   -4.70%
                                                                  2.15%              32    11.837404           379   -4.73%
                                                                  2.20%           9,852    11.818324       116,434   -4.75%
                                                                  2.25%           3,851    10.169085        39,161   -4.77%
                                                                  0.95% EV    1,354,469    15.451673    20,928,812   -4.36%
                                                                  1.00% EV      974,189    15.422399    15,024,331   -4.39%
                                                                  1.05% EV       81,165    15.393173     1,249,387   -4.41%
                                                                  1.10% EV      551,045    15.363997     8,466,254   -4.43%
                                                                  1.15% EV      136,822    15.334846     2,098,144   -4.46%
                                                                  1.20% EV       68,628    15.305750     1,050,403   -4.48%
                                                                  1.25% EV      105,925    12.403656     1,313,857   -4.50%
                                                                  1.30% EV       20,416    12.381928       252,789   -4.53%
                                                                  1.35% EV       76,945    12.360224       951,057   -4.55%
                                                                  1.40% EV       94,779    12.338523     1,169,433   -4.58%
                                                                  1.45% EV       21,294    12.316896       262,276   -4.60%
                                                                  1.50% EV       13,954    12.295241       171,568   -4.62%
                                                                  1.55% EV       66,226    12.273645       812,834   -4.65%
                                                                  1.60% EV       33,753    12.252094       413,545   -4.67%
                                                                  1.65% EV        5,722    12.230515        69,983   -4.70%
                                                                  1.70% EV       22,409    12.209007       273,592   -4.72%
                                                                  1.75% EV        5,438    12.187521        66,276   -4.74%
                                                                  1.80% EV        7,188    12.166043        87,450   -4.77%
                                                                  1.85% EV       12,712    12.144591       154,382   -4.79%
                                                                  1.90% EV           77    12.123178           933   -4.81%
                                                                  1.95% EV       32,487    12.101794       393,151   -4.84%
                                                                  2.00% EV          644    12.080421         7,780   -4.86%
                                                                  2.10% EV        3,281    12.037789        39,496   -4.91%
                                                                  2.20% EV          741    11.995246         8,888   -4.96%
                                                                  2.25% EV          342    11.974009         4,095   -4.98%

Dreyfus IP - European Equity Portfolio
     2002 ..................................................      0.95%         394,112     8.157829     3,215,095   -8.47%
                                                                  1.00%         163,769     8.146522     1,334,145   -8.50%
                                                                  1.05%          22,864     8.135180       186,003   -8.52%
                                                                  1.10%          45,237     8.123333       367,500   -8.54%
                                                                  1.15%          20,395     8.112546       165,456   -8.57%
                                                                  1.20%         230,828     8.101268     1,870,000   -8.59%
                                                                  1.25%          26,160     8.089993       211,634   -8.61%
                                                                  1.30%          31,571     8.078726       255,053   -8.63%
                                                                  1.35%          12,970     8.067451       104,635   -8.66%
                                                                  1.40%          26,269     8.056203       211,628   -8.68%

                                                                                                         CONTRACT
                                                                CONTRACT                     UNIT         OWNERS'      TOTAL
                                                              EXPENSE RATE*     UNITS     FAIR VALUE       EQUITY     RETURN**
                                                              -------------  ----------   ----------     ---------   ---------
                                                                  1.45%           6,435     8.044964        51,769   -8.70%
                                                                  1.50%           9,952     8.033733        79,952   -8.72%
                                                                  1.55%           3,770     8.022509        30,245   -8.75%
                                                                  1.60%           5,602     8.011295        44,879   -8.77%
                                                                  1.65%          16,520     8.000098       132,162   -8.79%
                                                                  1.70%             614     7.988905         4,905   -8.82%
                                                                  1.80%           9,775     7.966553        77,873   -8.86%
                                                                  2.05%           1,536     7.910831        12,151   -8.98%
                                                                  2.20%           4,295     7.877523        33,834   -9.04%
                                                                  0.95% EV      222,147     7.995773     1,776,237   -8.74%
                                                                  1.00% EV      169,267     7.982966     1,351,253   -8.77%
                                                                  1.05% EV        9,479     7.970160        75,549   -8.79%
                                                                  1.10% EV       43,219     7.957367       343,909   -8.81%
                                                                  1.15% EV       10,244     7.944597        81,384   -8.84%
                                                                  1.20% EV       11,283     7.931837        89,495   -8.86%
                                                                  1.25% EV       20,501     7.919089       162,349   -8.88%
                                                                  1.30% EV        1,004     7.906359         7,938   -8.90%
                                                                  1.35% EV       11,464     7.893640        90,493   -8.93%
                                                                  1.40% EV        1,881     7.880925        14,824   -8.95%
                                                                  1.45% EV        2,294     7.868244        18,050   -8.97%
                                                                  1.50% EV          515     7.855556         4,046   -9.00%
                                                                  1.55% EV        4,662     7.842906        36,564   -9.02%
                                                                  1.60% EV        3,912     7.830254        30,632   -9.04%
                                                                  1.65% EV          836     7.817615         6,536   -9.06%
                                                                  1.70% EV          279     7.805000         2,178   -9.09%
                                                                  1.75% EV          355     7.792393         2,766   -9.11%
                                                                  1.80% EV          190     7.779807         1,478   -9.13%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
     2002 ..................................................      0.95%          27,896     9.066198       252,911   -9.34% 05/01/02
                                                                  1.00%           1,686     9.065468        15,284   -9.35% 05/01/02
                                                                  1.05%           6,851     9.064738        62,103   -9.35% 05/01/02
                                                                  1.10%           2,019     9.064009        18,300   -9.36% 05/01/02
                                                                  1.15%             779     9.063279         7,060   -9.37% 05/01/02
                                                                  1.20%          94,559     9.062546       856,945   -9.37% 05/01/02
                                                                  1.25%          12,940     9.061813       117,260   -9.38% 05/01/02
                                                                  1.30%           1,655     9.061082        14,996   -9.39% 05/01/02
                                                                  1.35%           3,127     9.060353        28,332   -9.40% 05/01/02
                                                                  1.40%           3,953     9.059618        35,813   -9.40% 05/01/02
                                                                  1.50%           7,795     9.058155        70,608   -9.42% 05/01/02
                                                                  1.55%             144     9.057420         1,304   -9.43% 05/01/02
                                                                  1.60%           1,083     9.056687         9,808   -9.43% 05/01/02
                                                                  1.65%             868     9.055956         7,861   -9.44% 05/01/02
                                                                  1.75%           1,983     9.054484        17,955   -9.46% 05/01/02
                                                                  1.80%             961     9.053749         8,701   -9.46% 05/01/02
                                                                  1.85%             815     9.053017         7,378   -9.47% 05/01/02
                                                                  0.95% EV       14,204     9.059360       128,679   -9.41% 05/01/02
                                                                  1.00% EV        7,604     9.058633        68,882   -9.41% 05/01/02
                                                                  1.10% EV        1,727     9.057169        15,642   -9.43% 05/01/02
                                                                  1.15% EV          972     9.056442         8,803   -9.44% 05/01/02
                                                                  1.55% EV        1,043     9.050589         9,440   -9.49% 05/01/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                      CONTRACT
                                                            CONTRACT                      UNIT         OWNERS'     TOTAL
                                                          EXPENSE RATE*     UNITS       FAIR VALUE     EQUITY      RETURN**
Dreyfus Socially Responsible Growth Fund, Inc., The
     2002 ..............................................      0.95%       6,449,600     9.361274     60,376,969   -17.52%
                                                              1.00%       3,185,714     9.339393     29,752,613   -17.54%
                                                              1.05%         614,320     9.317476      5,723,900   -17.56%
                                                              1.10%       1,188,665     9.131487     10,856,697   -17.58%
                                                              1.15%         295,982     9.117693      2,698,242   -17.60%
                                                              1.20%       1,602,854     9.082726     14,558,348   -17.62%
                                                              1.25%         166,595     9.065601      1,510,219   -17.64%
                                                              1.30%         336,301     9.047836      3,042,740   -17.66%
                                                              1.35%         141,817     9.047431      1,283,079   -17.68%
                                                              1.40%          94,820     9.030294        856,252   -17.70%
                                                              1.45%          38,122     9.013148        343,599   -17.72%
                                                              1.50%          90,482     8.996060        813,982   -17.74%
                                                              1.55%          32,881     8.978992        295,238   -17.76%
                                                              1.60%          18,073     8.961944        161,969   -17.78%
                                                              1.65%          47,432     8.944909        424,275   -17.80%
                                                              1.70%          14,013     6.491144         90,960   -17.83%
                                                              1.75%          14,552     6.480729         94,308   -17.85%
                                                              1.80%           5,327     6.470327         34,467   -17.87%
                                                              1.85%           1,476     6.459939          9,535   -17.89%
                                                              1.90%           6,868     6.449552         44,296   -17.91%
                                                              1.95%             837     6.439172          5,390   -17.93%
                                                              2.00%             295     6.428804          1,896   -17.95%
                                                              2.05%           9,271     6.418464         59,506   -17.97%
                                                              2.10%               4     6.408128             26   -17.99%
                                                              2.20%           2,259     6.387474         14,429   -18.03%
                                                              0.95% EV    1,671,494     9.020747     15,078,124   -17.75%
                                                              1.00% EV    1,135,910     9.003666     10,227,354   -17.77%
                                                              1.05% EV      129,752     8.986590      1,166,028   -17.79%
                                                              1.10% EV      303,441     8.969521      2,721,720   -17.81%
                                                              1.15% EV      149,837     8.952502      1,341,416   -17.83%
                                                              1.20% EV      116,463     8.935507      1,040,656   -17.85%
                                                              1.25% EV       79,984     6.913439        552,965   -17.87%
                                                              1.30% EV       11,480     6.901319         79,227   -17.90%
                                                              1.35% EV       28,170     6.889211        194,069   -17.92%
                                                              1.40% EV       66,655     6.877110        458,394   -17.94%
                                                              1.45% EV       19,794     6.865035        135,887   -17.96%
                                                              1.50% EV       39,538     6.852963        270,952   -17.98%
                                                              1.55% EV       33,605     6.840909        229,889   -18.00%
                                                              1.60% EV       14,562     6.828870         99,442   -18.02%
                                                              1.65% EV        3,671     6.816862         25,025   -18.04%
                                                              1.70% EV        2,356     6.804838         16,032   -18.06%
                                                              1.75% EV        5,332     6.792832         36,219   -18.08%
                                                              1.80% EV        1,220     6.780879          8,273   -18.10%
                                                              1.85% EV        1,323     6.768906          8,955   -18.12%
                                                              1.90% EV          462     6.756963          3,122   -18.14%
                                                              2.00% EV          197     6.733115          1,326   -18.18%
                                                              2.25% EV          534     6.673747          3,564   -18.29%

                                                                                                        CONTRACT
                                                                CONTRACT                     UNIT        OWNERS'       TOTAL
                                                              EXPENSE RATE*    UNITS      FAIR VALUE     EQUITY       RETURN**
Dreyfus Stock Index Fund
     2002 ..................................................      0.95%      35,397,105    10.581584   374,558,643    -13.73%
                                                                  1.00%      19,399,306    10.556828   204,794,749    -13.75%
                                                                  1.05%       3,205,569    10.532012    33,761,120    -13.77%
                                                                  1.10%       3,870,800     9.988210    38,659,619    -13.79%
                                                                  1.15%       1,642,866     9.968905    16,377,117    -13.81%
                                                                  1.20%      10,217,320     9.874750   100,893,695    -13.83%
                                                                  1.25%       1,013,937     9.855877     9,993,042    -13.86%
                                                                  1.30%       2,414,509     9.836734    23,750,646    -13.88%
                                                                  1.35%       1,329,548     9.893373    13,153,722    -13.90%
                                                                  1.40%       1,093,277     9.874642    10,795,719    -13.92%
                                                                  1.45%         182,420     9.855928     1,797,918    -13.94%
                                                                  1.50%         488,639     9.837241     4,806,860    -13.96%
                                                                  1.55%         153,948     9.818566     1,511,549    -13.98%
                                                                  1.60%         190,720     9.799931     1,869,043    -14.01%
                                                                  1.65%         299,364     9.781304     2,928,170    -14.03%
                                                                  1.70%          91,300     7.142205       652,083    -14.05%
                                                                  1.75%         218,394     7.130747     1,557,312    -14.07%
                                                                  1.80%         213,687     7.119288     1,521,299    -14.09%
                                                                  1.85%          39,089     7.107857       277,839    -14.11%
                                                                  1.90%          13,092     7.096436        92,907    -14.13%
                                                                  1.95%           3,058     7.085027        21,666    -14.16%
                                                                  2.00%           2,497     7.073635        17,663    -14.18%
                                                                  2.05%          24,087     7.062251       170,108    -14.20%
                                                                  2.10%           5,961     7.050883        42,030    -14.22%
                                                                  2.20%          20,510     7.028176       144,148    -14.26%
                                                                  2.25%           5,963     6.658004        39,702    -14.28%
                                                                  0.95% EV    7,757,602     9.869930    76,566,989    -13.94%
                                                                  1.00% EV    4,391,839     9.851224    43,264,990    -13.97%
                                                                  1.05% EV      445,000     9.832550     4,375,485    -13.99%
                                                                  1.10% EV    2,593,302     9.813905    25,450,419    -14.01%
                                                                  1.15% EV      921,377     9.795279     9,025,145    -14.03%
                                                                  1.20% EV      378,819     9.776682     3,703,593    -14.05%
                                                                  1.25% EV      766,009     7.757992     5,942,692    -14.07%
                                                                  1.30% EV      204,996     7.744376     1,587,566    -14.09%
                                                                  1.35% EV      135,851     7.730807     1,050,238    -14.12%
                                                                  1.40% EV      275,156     7.717224     2,123,440    -14.14%
                                                                  1.45% EV      128,233     7.703684       987,867    -14.16%
                                                                  1.50% EV      196,407     7.690145     1,510,398    -14.18%
                                                                  1.55% EV      208,070     7.676618     1,597,274    -14.20%
                                                                  1.60% EV      139,736     7.663125     1,070,814    -14.22%
                                                                  1.65% EV       26,437     7.649636       202,233    -14.25%
                                                                  1.70% EV       74,427     7.636158       568,336    -14.27%
                                                                  1.75% EV       29,110     7.622719       221,897    -14.29%
                                                                  1.80% EV        4,025     7.609295        30,627    -14.31%
                                                                  1.85% EV       11,974     7.595879        90,953    -14.33%
                                                                  1.90% EV          810     7.582474         6,142    -14.35%
                                                                  1.95% EV          220     7.569086         1,665    -14.37%
                                                                  2.00% EV        3,323     7.555717        25,108    -14.40%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                         CONTRACT
                                                                CONTRACT                     UNIT         OWNERS'      TOTAL
                                                              EXPENSE RATE*     UNITS     FAIR VALUE      EQUITY      RETURN**
Dreyfus VIF - Appreciation Portfolio
     2002 ..................................................      0.95%       5,338,970    11.726032    62,604,228   -9.11%
                                                                  1.00%       2,663,452    11.698419    31,158,140   -9.13%
                                                                  1.05%         687,330    11.670976     8,021,814   -9.16%
                                                                  1.10%         642,069    10.930791     7,018,613   -9.18%
                                                                  1.15%         227,273    10.910422     2,479,685   -9.20%
                                                                  1.20%       1,629,984    10.732363    17,493,603   -9.22%
                                                                  1.25%         172,517    10.711591     1,847,940   -9.25%
                                                                  1.30%         377,827    10.690858     4,039,317   -9.27%
                                                                  1.35%         224,980    10.828285     2,436,147   -9.29%
                                                                  1.40%         181,190    10.807773     1,958,259   -9.32%
                                                                  1.45%          21,088    10.787291       227,482   -9.34%
                                                                  1.50%         120,382    10.766833     1,296,133   -9.36%
                                                                  1.55%          41,104    10.746417       441,721   -9.38%
                                                                  1.60%          33,522    10.726021       359,558   -9.41%
                                                                  1.65%          93,278    10.705646       998,601   -9.43%
                                                                  1.70%           8,265     8.028588        66,356   -9.45%
                                                                  1.75%          18,474     8.015697       148,082   -9.47%
                                                                  1.80%          49,357     8.002843       394,996   -9.50%
                                                                  1.85%           5,619     7.989990        44,896   -9.52%
                                                                  1.90%           5,369     7.977170        42,829   -9.54%
                                                                  1.95%             722     7.964339         5,750   -9.56%
                                                                  2.00%              20     7.951533           159   -9.59%
                                                                  2.05%          21,082     7.938754       167,365   -9.61%
                                                                  2.10%           4,612     7.925969        36,555   -9.63%
                                                                  2.15%              46     7.913204           364   -9.65%
                                                                  2.20%           2,744     7.900452        21,679   -9.68%
                                                                  2.25%             175     7.807645         1,366   -9.70%
                                                                  0.95% EV      951,997    10.807000    10,288,232   -9.33%
                                                                  1.00% EV      459,084    10.786531     4,951,924   -9.35%
                                                                  1.05% EV       54,658    10.766081       588,452   -9.37%
                                                                  1.10% EV      431,450    10.745683     4,636,225   -9.40%
                                                                  1.15% EV      106,619    10.725291     1,143,520   -9.42%
                                                                  1.20% EV       71,226    10.704935       762,470   -9.44%
                                                                  1.25% EV       57,444     8.621248       495,239   -9.47%
                                                                  1.30% EV       16,959     8.606155       145,952   -9.49%
                                                                  1.35% EV       22,963     8.591058       197,276   -9.51%
                                                                  1.40% EV       36,860     8.575973       316,110   -9.53%
                                                                  1.45% EV       12,624     8.560952       108,073   -9.56%
                                                                  1.50% EV       27,466     8.545900       234,722   -9.58%
                                                                  1.55% EV       42,114     8.530883       359,270   -9.60%
                                                                  1.60% EV       18,586     8.515890       158,276   -9.62%
                                                                  1.65% EV        3,855     8.500899        32,771   -9.65%
                                                                  1.70% EV       23,339     8.485951       198,054   -9.67%
                                                                  1.75% EV        9,177     8.471006        77,738   -9.69%
                                                                  1.80% EV        1,231     8.456075        10,409   -9.71%
                                                                  1.85% EV       13,093     8.441179       110,520   -9.74%
                                                                  1.90% EV          154     8.426300         1,298   -9.76%
                                                                  1.95% EV       36,094     8.411426       303,602   -9.78%
                                                                  2.00% EV        1,040     8.396575         8,732   -9.81%

                                                                CONTRACT                      UNIT        CONTRACT       TOTAL
                                                              EXPENSE RATE*   UNITS        FAIR VALUE   OWNERS' EQUITY RETURN**
                                                                  2.10% EV        3,724     8.366947        31,159      -9.85%
                                                                  2.15% EV        3,064     8.352149        25,591      -9.87%
                                                                  2.20% EV          968     8.337366         8,071      -9.90%

Dreyfus VIF - International Value Portfolio
     2002 ..................................................      1.15%             805    10.700265         8,614       6.50%
                                                                  1.50%             484    10.677001         5,168       6.32%

Dreyfus VIF - Small Cap Portfolio
     2002 ..................................................      0.95%             497    10.308809         5,123      -3.33%
                                                                  1.25%              49    10.289625           504      -3.48%
                                                                  1.35%           1,278    10.283224        13,142      -3.52%
                                                                  1.50%             311    10.273621         3,195      -3.60%

Federated GVIT High Income Bond Fund - Class I
     2002 ..................................................      0.95%       3,493,096    10.180320    35,560,842      -0.76%
                                                                  1.00%       1,553,752    10.156452    15,780,606      -0.79%
                                                                  1.05%         386,416    10.132618     3,915,407      -0.81%
                                                                  1.10%         513,604     9.783871     5,025,083      -0.83%
                                                                  1.15%         189,100     9.765515     1,846,651      -0.86%
                                                                  1.20%       1,281,789     9.955753    12,761,173      -0.88%
                                                                  1.25%         100,568     9.936509       999,293      -0.91%
                                                                  1.30%         318,058     9.917276     3,154,269      -0.93%
                                                                  1.35%         315,409     9.691776     3,056,873      -0.96%
                                                                  1.40%         135,100     9.673424     1,306,880      -0.98%
                                                                  1.45%          46,390     9.655092       447,900      -1.01%
                                                                  1.50%          67,129     9.636778       646,907      -1.03%
                                                                  1.55%          46,930     9.618488       451,396      -1.06%
                                                                  1.60%          42,712     9.600230       410,045      -1.08%
                                                                  1.65%          39,832     9.581999       381,670      -1.11%
                                                                  1.70%           5,241     8.837072        46,315      -1.13%
                                                                  1.75%          36,171     8.822887       319,133      -1.15%
                                                                  1.80%          46,208     8.808750       407,035      -1.18%
                                                                  1.85%          11,905     8.794598       104,700      -1.20%
                                                                  1.90%             441     8.780477         3,872      -1.23%
                                                                  1.95%             619     8.766358         5,426      -1.25%
                                                                  2.00%             150     8.752273         1,313      -1.28%
                                                                  2.05%           4,720     8.738200        41,244      -1.30%
                                                                  2.20%           4,763     8.696065        41,419      -1.38%
                                                                  0.95% EV      979,854     9.673089     9,478,215      -0.98%
                                                                  1.00% EV      438,956     9.654769     4,238,019      -1.00%
                                                                  1.05% EV       80,866     9.636491       779,264      -1.03%
                                                                  1.10% EV      346,299     9.618201     3,330,773      -1.05%
                                                                  1.15% EV      107,765     9.599945     1,034,538      -1.08%
                                                                  1.20% EV       77,565     9.581724       743,206      -1.10%
                                                                  1.25% EV       64,313     9.233005       593,802      -1.13%
                                                                  1.30% EV       42,459     9.216825       391,337      -1.15%
                                                                  1.35% EV        6,261     9.200658        57,605      -1.18%
                                                                  1.40% EV       56,491     9.184511       518,842      -1.20%
                                                                  1.45% EV       14,137     9.168393       129,614      -1.23%
                                                                  1.50% EV        4,741     9.152289        43,391      -1.25%
                                                                  1.55% EV       37,552     9.136218       343,083      -1.27%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                  EXPENSE RATE*           UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.60% EV            18,779     9.120158          171,267    -1.30%
                                                     1.65% EV             8,479     9.104111           77,194    -1.32%
                                                     1.70% EV            13,241     9.088092          120,335    -1.35%
                                                     1.75% EV             5,070     9.072082           45,995    -1.37%
                                                     1.80% EV             1,734     9.056103           15,703    -1.40%
                                                     1.85% EV               837     9.040133            7,567    -1.42%
                                                     1.95% EV               596     9.008288            5,369    -1.47%
                                                     2.05% EV             1,327     8.976486           11,912    -1.52%
                                                     2.10% EV               957     8.960627            8,575    -1.55%

Federated IS - Federated Quality Bond Fund II -
Primary Shares
      2002 ......................................    0.95%            6,114,220    11.720263       71,660,273     2.11%
                                                     1.00%            2,234,565    11.701625       26,148,051     2.08%
                                                     1.05%              464,926    11.682992        5,431,727     2.06%
                                                     1.10%            1,529,047    11.664343       17,835,408     2.03%
                                                     1.15%              714,462    11.645836        8,320,497     2.01%
                                                     1.20%            4,013,548    11.627248       46,666,518     1.98%
                                                     1.25%              291,344    11.608701        3,382,125     1.95%
                                                     1.30%              711,894    11.590175        8,250,976     1.93%
                                                     1.35%              769,709    11.571686        8,906,831     1.90%
                                                     1.40%              700,927    11.553202        8,097,951     1.88%
                                                     1.45%               45,464    11.534744          524,416     1.85%
                                                     1.50%              213,809    11.516316        2,462,292     1.83%
                                                     1.55%              108,912    11.497868        1,252,256     1.80%
                                                     1.60%               90,202    11.479471        1,035,471     1.78%
                                                     1.65%              171,743    11.461092        1,968,362     1.75%
                                                     1.70%               21,663    11.442720          247,884     1.73%
                                                     1.75%              139,561    11.424373        1,594,397     1.70%
                                                     1.80%              105,750    11.406071        1,206,192     1.68%
                                                     1.85%               20,613    11.387764          234,736     1.65%
                                                     1.90%               11,254    11.369495          127,952     1.63%
                                                     1.95%                  787    11.351234            8,933     1.60%
                                                     2.00%                2,001    11.332996           22,677     1.57%
                                                     2.05%               14,103    11.314767          159,572     1.55%
                                                     2.10%                3,862    11.296558           43,627     1.52%
                                                     2.15%                   36    11.278369              406     1.50%
                                                     2.20%               13,272    11.260211          149,446     1.47%
                                                     2.25%                9,744    11.650893          113,526     1.45%
                                                     0.95% EV         3,203,547    11.475693       36,762,922     1.89%
                                                     1.00% EV         1,204,321    11.457214       13,798,163     1.87%
                                                     1.05% EV           211,139    11.438736        2,415,163     1.84%
                                                     1.10% EV         1,575,017    11.420276       17,987,129     1.82%
                                                     1.15% EV           576,114    11.401824        6,568,750     1.79%
                                                     1.20% EV           201,694    11.383424        2,295,968     1.77%
                                                     1.25% EV           170,692    11.365029        1,939,920     1.74%
                                                     1.30% EV           155,958    11.346649        1,769,601     1.72%
                                                     1.35% EV            30,177    11.328284          341,854     1.69%
                                                     1.40% EV           200,276    11.309978        2,265,117     1.66%
                                                     1.45% EV            19,304    11.291668          217,974     1.64%
                                                     1.50% EV            36,026    11.273366          406,134     1.61%
                                                     1.55% EV           139,310    11.255068        1,567,944     1.59%

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                  EXPENSE RATE*           UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.60% EV            70,794    11.236821          795,500     1.56%
                                                     1.65% EV            46,254    11.218604          518,905     1.54%
                                                     1.70% EV            48,550    11.200394          543,779     1.51%
                                                     1.75% EV             9,853    11.182193          110,178     1.49%
                                                     1.80% EV             9,631    11.164031          107,521     1.46%
                                                     1.85% EV            21,084    11.145882          235,000     1.44%
                                                     1.90% EV                52    11.127775              579     1.41%
                                                     1.95% EV            37,319    11.109659          414,601     1.39%
                                                     2.00% EV             1,076    11.091555           11,935     1.36%
                                                     2.05% EV             1,873    11.073467           20,741     1.33%
                                                     2.10% EV             4,313    11.055432           47,682     1.31%
                                                     2.15% EV             2,746    11.037399           30,309     1.28%
                                                     2.20% EV               760    11.019397            8,375     1.26%
                                                     2.25% EV             1,301    11.001395           14,313     1.23%

Fidelity(R) VIP - Equity-Income Portfolio:
Service Class
      2002 ......................................    0.95%           19,442,090    11.321622      220,116,266    -6.61%
                                                     1.00%           10,344,244    11.295092      116,839,115    -6.64%
                                                     1.05%            2,241,946    11.268589       25,263,564    -6.66%
                                                     1.10%            2,463,850    11.643811       28,689,387    -6.68%
                                                     1.15%            1,075,064    11.622019       12,494,516    -6.71%
                                                     1.20%            6,478,207    11.643020       75,425,913    -6.73%
                                                     1.25%              677,444    11.620508        7,872,250    -6.75%
                                                     1.30%            1,079,166    11.598076       12,516,222    -6.78%
                                                     1.35%            1,326,164    11.534432       15,296,548    -6.80%
                                                     1.40%              675,361    11.512586        7,775,153    -6.82%
                                                     1.45%              102,794    11.490752        1,181,180    -6.85%
                                                     1.50%              415,472    11.468978        4,765,039    -6.87%
                                                     1.55%              121,456    11.447226        1,390,334    -6.89%
                                                     1.60%              257,799    11.425477        2,945,477    -6.91%
                                                     1.65%              333,198    11.403804        3,799,725    -6.94%
                                                     1.70%               55,475     8.603676          477,289    -6.96%
                                                     1.75%              136,928     8.589876        1,176,195    -6.98%
                                                     1.80%              200,225     8.576104        1,717,150    -7.01%
                                                     1.85%               36,403     8.562325          311,694    -7.03%
                                                     1.90%                8,605     8.548569           73,560    -7.05%
                                                     1.95%                3,426     8.534836           29,240    -7.08%
                                                     2.00%                  222     8.521112            1,892    -7.10%
                                                     2.05%               68,892     8.507412          586,093    -7.12%
                                                     2.15%                   44     8.480037              373    -7.17%
                                                     2.20%               20,606     8.466390          174,458    -7.19%
                                                     2.25%                9,441     9.452947           89,245    -7.22%
                                                     0.95% EV         6,155,672    11.516603       70,892,431    -6.83%
                                                     1.00% EV         2,710,064    11.494777       31,151,581    -6.85%
                                                     1.05% EV           315,471    11.473000        3,619,399    -6.88%
                                                     1.10% EV         1,984,569    11.451249       22,725,794    -6.90%
                                                     1.15% EV           726,427    11.429549        8,302,733    -6.92%
                                                     1.20% EV           262,179    11.407836        2,990,895    -6.95%
                                                     1.25% EV           302,019     9.670367        2,920,635    -6.97%
                                                     1.30% EV           137,341     9.653417        1,325,810    -6.99%
                                                     1.35% EV           194,083     9.636479        1,870,277    -7.02%
                                                     1.40% EV           251,094     9.619598        2,415,423    -7.04%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      CONTRACT                       UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*         UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.45% EV            18,870     9.602705          181,203    -7.06%
                                                     1.50% EV            81,622     9.585828          782,414    -7.09%
                                                     1.55% EV           127,198     9.569004        1,217,158    -7.11%
                                                     1.60% EV            97,192     9.552181          928,396    -7.13%
                                                     1.65% EV             9,947     9.535383           94,848    -7.16%
                                                     1.70% EV            22,820     9.518609          217,215    -7.18%
                                                     1.75% EV             8,054     9.501855           76,528    -7.20%
                                                     1.80% EV            11,738     9.485111          111,336    -7.23%
                                                     1.85% EV             4,860     9.468405           46,016    -7.25%
                                                     1.90% EV                94     9.451701              888    -7.27%
                                                     1.95% EV             4,697     9.435046           44,316    -7.30%
                                                     2.00% EV             3,515     9.418390           33,106    -7.32%
                                                     2.10% EV             2,211     9.385137           20,751    -7.37%
                                                     2.15% EV             2,796     9.368563           26,195    -7.39%
                                                     2.20% EV                53     9.351979              496    -7.41%

Fidelity(R) VIP - Growth Portfolio: Service Class
      2002 ......................................    0.95%           19,372,195    10.859964      210,381,340   -19.66%
                                                     1.00%           11,526,000    10.834502      124,878,574   -19.68%
                                                     1.05%            1,840,179    10.809086       19,890,651   -19.70%
                                                     1.10%            2,416,681    10.073665       24,346,558   -19.72%
                                                     1.15%              923,635    10.055772        9,287,460   -19.74%
                                                     1.20%            8,246,565    10.117057       83,430,943   -19.76%
                                                     1.25%              768,798    10.097511        7,762,929   -19.78%
                                                     1.30%            1,860,200    10.077968       18,747,014   -19.80%
                                                     1.35%            1,230,349     9.979402       12,278,146   -19.82%
                                                     1.40%              555,154     9.960496        5,529,609   -19.84%
                                                     1.45%              111,532     9.941624        1,108,809   -19.86%
                                                     1.50%              402,280     9.922744        3,991,721   -19.88%
                                                     1.55%              101,432     9.903926        1,004,575   -19.90%
                                                     1.60%              119,036     9.885113        1,176,684   -19.92%
                                                     1.65%              320,636     9.866330        3,163,501   -19.94%
                                                     1.70%               66,766     6.972866          465,550   -19.96%
                                                     1.75%              159,309     6.961680        1,109,058   -19.98%
                                                     1.80%              134,041     6.950494          931,651   -20.00%
                                                     1.85%               18,895     6.939327          131,119   -20.02%
                                                     1.90%                5,228     6.928175           36,220   -20.04%
                                                     1.95%                2,250     6.917028           15,563   -20.06%
                                                     2.00%                2,291     6.905903           15,821   -20.08%
                                                     2.05%               21,464     6.894783          147,990   -20.10%
                                                     2.10%                2,438     6.883677           16,782   -20.12%
                                                     2.20%                8,517     6.861501           58,439   -20.16%
                                                     0.95% EV         7,396,213     9.953252       73,616,372   -19.88%
                                                     1.00% EV         4,539,659     9.934388       45,098,734   -19.90%
                                                     1.05% EV           443,766     9.915552        4,400,185   -19.92%
                                                     1.10% EV         1,750,404     9.896731       17,323,278   -19.94%
                                                     1.15% EV           527,940     9.877943        5,214,961   -19.96%
                                                     1.20% EV           385,502     9.859186        3,800,736   -19.98%
                                                     1.25% EV           857,969     7.349635        6,305,759   -20.00%
                                                     1.30% EV           103,728     7.336744          761,026   -20.02%
                                                     1.35% EV           108,985     7.323865          798,191   -20.04%

                                                      CONTRACT                       UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*         UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                      1.40% EV          203,587     7.311002        1,488,425   -20.06%
                                                      1.45% EV           87,345     7.298148          637,457   -20.08%
                                                      1.50% EV           84,971     7.285325          619,041   -20.10%
                                                      1.55% EV          182,717     7.272500        1,328,809   -20.12%
                                                      1.60% EV           68,062     7.259706          494,110   -20.14%
                                                      1.65% EV           30,617     7.246941          221,880   -20.16%
                                                      1.70% EV           33,676     7.234160          243,618   -20.18%
                                                      1.75% EV           16,036     7.221414          115,803   -20.20%
                                                      1.80% EV            7,775     7.208688           56,048   -20.22%
                                                      1.85% EV            1,688     7.195973           12,147   -20.24%
                                                      1.90% EV              200     7.183262            1,437   -20.26%
                                                      1.95% EV               62     7.170568              445   -20.28%
                                                      2.05% EV              332     7.145264            2,372   -20.32%
                                                      2.15% EV            3,340     7.119998           23,781   -20.36%

Fidelity(R) VIP - High Income Portfolio:
Service Class
      2002 ......................................     0.95%           8,872,865     6.540685       58,034,739    -4.72%
                                                      1.00%           4,213,691     6.525374       27,495,876    -4.74%
                                                      1.05%           1,177,152     6.510053        7,663,322    -4.77%
                                                      1.10%             828,977     7.147260        5,924,522    -4.79%
                                                      1.15%             270,013     7.133060        1,926,074    -4.81%
                                                      1.20%           2,468,681     7.022561       17,336,470    -4.84%
                                                      1.25%             298,512     7.008951        2,092,253    -4.86%
                                                      1.30%             446,024     6.995397        3,120,104    -4.88%
                                                      1.35%             292,729     7.079434        2,072,355    -4.91%
                                                      1.40%             252,962     7.066011        1,787,432    -4.93%
                                                      1.45%              17,302     7.052612          122,024    -4.96%
                                                      1.50%             125,800     7.039248          885,537    -4.98%
                                                      1.55%              37,328     7.025880          262,262    -5.00%
                                                      1.60%              52,336     7.012535          367,008    -5.03%
                                                      1.65%              68,435     6.999214          478,991    -5.05%
                                                      1.70%               6,100     6.049131           36,900    -5.07%
                                                      1.75%              17,465     6.039424          105,479    -5.10%
                                                      1.80%              45,993     6.029741          277,326    -5.12%
                                                      1.85%               9,814     6.020051           59,081    -5.14%
                                                      1.90%                 179     6.010390            1,076    -5.17%
                                                      2.00%                  81     5.991068              485    -5.22%
                                                      2.05%              21,888     5.981426          130,921    -5.24%
                                                      2.20%              15,461     5.952555           92,032    -5.31%
                                                      0.95% EV        1,606,592     7.054877       11,334,309    -4.96%
                                                      1.00% EV          910,994     7.041499        6,414,763    -4.99%
                                                      1.05% EV          173,407     7.028142        1,218,729    -5.01%
                                                      1.10% EV          532,621     7.014801        3,736,230    -5.03%
                                                      1.15% EV          193,619     7.001498        1,355,623    -5.06%
                                                      1.20% EV          103,589     6.988200          723,901    -5.08%
                                                      1.25% EV          134,525     6.552804          881,516    -5.11%
                                                      1.30% EV          139,258     6.541308          910,929    -5.13%
                                                      1.35% EV           21,963     6.529826          143,415    -5.15%
                                                      1.40% EV           78,074     6.518369          508,915    -5.18%
                                                      1.45% EV            8,445     6.506918           54,951    -5.20%
                                                      1.50% EV           32,731     6.495469          212,603    -5.22%
                                                      1.55% EV           31,196     6.484025          202,276    -5.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      CONTRACT                     UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*       UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.60% EV            14,040     6.472636           90,876    -5.27%
                                                     1.65% EV            52,532     6.461231          339,421    -5.30%
                                                     1.70% EV            22,002     6.449864          141,910    -5.32%
                                                     1.75% EV             7,142     6.438492           45,984    -5.34%
                                                     1.80% EV             1,260     6.427142            8,098    -5.37%
                                                     1.85% EV               968     6.415810            6,211    -5.39%

Fidelity(R) VIP - Overseas Portfolio:
Service Class
      2002 ......................................    0.95%            3,807,481     9.447138       35,969,741    -2.96%
                                                     1.00%            1,524,354     9.424949       14,366,974    -2.98%
                                                     1.05%              401,303     9.402846        3,773,390    -3.01%
                                                     1.10%              184,130    10.367114        1,908,778    -3.03%
                                                     1.15%               86,425    10.347304          894,229    -3.06%
                                                     1.20%            1,360,639     9.575159       13,028,321    -3.08%
                                                     1.25%              110,441     9.556631        1,055,444    -3.10%
                                                     1.30%              218,807     9.538157        2,087,014    -3.13%
                                                     1.35%              103,082    10.268792        1,058,528    -3.15%
                                                     1.40%              103,391    10.249337        1,059,689    -3.18%
                                                     1.45%               16,200    10.229912          165,725    -3.20%
                                                     1.50%               54,270    10.210511          554,124    -3.22%
                                                     1.55%               10,869    10.191136          110,767    -3.25%
                                                     1.60%               21,857    10.171789          222,325    -3.27%
                                                     1.65%               34,599    10.152455          351,265    -3.30%
                                                     1.70%               11,726     7.764880           91,051    -3.32%
                                                     1.75%                5,214     7.752413           40,421    -3.34%
                                                     1.80%               22,930     7.739961          177,477    -3.37%
                                                     1.85%                  622     7.727540            4,807    -3.39%
                                                     1.90%                  833     7.715125            6,427    -3.42%
                                                     2.05%                6,771     7.677954           51,987    -3.49%
                                                     2.20%                6,505     7.640912           49,704    -3.56%
                                                     0.95% EV           627,893    10.240891        6,430,184    -3.22%
                                                     1.00% EV           384,798    10.221486        3,933,207    -3.25%
                                                     1.05% EV            26,240    10.202097          267,703    -3.27%
                                                     1.10% EV           118,913    10.182740        1,210,860    -3.29%
                                                     1.15% EV            45,722    10.163435          464,693    -3.32%
                                                     1.20% EV            30,143    10.144129          305,774    -3.34%
                                                     1.25% EV            24,733     8.297109          205,212    -3.37%
                                                     1.30% EV            15,576     8.282557          129,009    -3.39%
                                                     1.35% EV            14,424     8.268017          119,258    -3.41%
                                                     1.40% EV            36,445     8.253505          300,799    -3.44%
                                                     1.45% EV            10,017     8.239019           82,530    -3.46%
                                                     1.50% EV            12,287     8.224540          101,055    -3.49%
                                                     1.55% EV            15,372     8.210076          126,205    -3.51%
                                                     1.60% EV             7,377     8.195626           60,459    -3.54%
                                                     1.65% EV             4,480     8.181217           36,652    -3.56%
                                                     1.70% EV             1,389     8.166814           11,344    -3.58%
                                                     1.75% EV               986     8.152418            8,038    -3.61%
                                                     1.80% EV               154     8.138043            1,253    -3.63%
                                                     1.85% EV                51     8.123696              414    -3.66%

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*         UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
Fidelity(R) VIP - Overseas Portfolio:
 Service Class R
      2002 ......................................    0.95%              322,265     9.522237        3,068,684    -4.78% 05/01/02
                                                     1.00%               50,657     9.521467          482,329    -4.79% 05/01/02
                                                     1.05%               11,539     9.520705          109,859    -4.79% 05/01/02
                                                     1.10%               36,648     9.519942          348,887    -4.80% 05/01/02
                                                     1.15%               15,480     9.519172          147,357    -4.81% 05/01/02
                                                     1.20%              137,430     9.518407        1,308,115    -4.82% 05/01/02
                                                     1.25%                5,525     9.517642           52,585    -4.82% 05/01/02
                                                     1.30%               32,458     9.516872          308,899    -4.83% 05/01/02
                                                     1.35%               18,760     9.516107          178,522    -4.84% 05/01/02
                                                     1.40%               49,049     9.515339          466,718    -4.85% 05/01/02
                                                     1.45%                  475     9.514569            4,519    -4.85% 05/01/02
                                                     1.50%                5,368     9.513806           51,070    -4.86% 05/01/02
                                                     1.55%                1,691     9.513038           16,087    -4.87% 05/01/02
                                                     1.60%                6,871     9.512265           65,359    -4.88% 05/01/02
                                                     1.65%               13,911     9.511496          132,314    -4.89% 05/01/02
                                                     1.70%                  508     9.510727            4,831    -4.89% 05/01/02
                                                     1.75%                  826     9.509957            7,855    -4.90% 05/01/02
                                                     1.80%                2,645     9.509190           25,152    -4.91% 05/01/02
                                                     1.85%                2,095     9.508415           19,920    -4.92% 05/01/02
                                                     1.90%                  827     9.507645            7,863    -4.92% 05/01/02
                                                     2.05%               10,198     9.505333           96,935    -4.95% 05/01/02
                                                     2.20%                1,270     9.503014           12,069    -4.97% 05/01/02
                                                     0.95% EV           103,990     9.515295          989,496    -4.85% 05/01/02
                                                     1.00% EV            24,249     9.514528          230,718    -4.85% 05/01/02
                                                     1.05% EV             3,215     9.513767           30,587    -4.86% 05/01/02
                                                     1.10% EV            25,517     9.512997          242,743    -4.87% 05/01/02
                                                     1.15% EV            11,413     9.512235          108,563    -4.88% 05/01/02
                                                     1.20% EV             3,273     9.511467           31,131    -4.89% 05/01/02
                                                     1.25% EV             1,360     9.510703           12,935    -4.89% 05/01/02
                                                     1.30% EV             1,117     9.509935           10,623    -4.90% 05/01/02
                                                     1.35% EV             2,141     9.509166           20,359    -4.91% 05/01/02
                                                     1.40% EV             2,219     9.508399           21,099    -4.92% 05/01/02
                                                     1.45% EV               367     9.507631            3,489    -4.92% 05/01/02
                                                     1.50% EV               218     9.506866            2,072    -4.93% 05/01/02
                                                     1.55% EV               254     9.506098            2,415    -4.94% 05/01/02
                                                     1.60% EV             2,946     9.505330           28,003    -4.95% 05/01/02
                                                     1.65% EV               791     9.504561            7,518    -4.95% 05/01/02
                                                     1.70% EV             1,361     9.503789           12,935    -4.96% 05/01/02
                                                     1.75% EV                83     9.503019              789    -4.97% 05/01/02

Fidelity(R) VIP II - Contrafund Portfolio:
 Service Class
      2002 ......................................    0.95%           15,908,885    12.472149      198,418,573    -1.30%
                                                     1.00%            8,187,555    12.442943      101,877,362    -1.33%
                                                     1.05%            1,360,047    12.413764       16,883,308    -1.35%
                                                     1.10%            1,497,396    12.391175       18,555,219    -1.38%
                                                     1.15%              527,254    12.368496        6,521,203    -1.40%
                                                     1.20%            5,575,058    12.160140       67,793,486    -1.42%
                                                     1.25%              446,616    12.136702        5,420,419    -1.45%
                                                     1.30%              923,768    12.113076       11,189,770    -1.47%
                                                     1.35%              608,780    12.274903        7,472,718    -1.50%
                                                     1.40%              278,089    12.251657        3,407,051    -1.52%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT - 9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*         UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.45%               57,948    12.228443          708,614    -1.55%
                                                     1.50%              377,339    12.205255        4,605,519    -1.57%
                                                     1.55%              105,718    12.182083        1,287,865    -1.60%
                                                     1.60%               76,770    12.158956          933,443    -1.62%
                                                     1.65%              257,532    12.135876        3,125,376    -1.64%
                                                     1.70%               42,329     8.760736          370,833    -1.67%
                                                     1.75%               91,911     8.746694          803,917    -1.69%
                                                     1.80%              167,211     8.732653        1,460,196    -1.72%
                                                     1.85%               11,336     8.718626           98,834    -1.74%
                                                     1.90%                6,729     8.704624           58,573    -1.77%
                                                     1.95%                  700     8.690633            6,083    -1.79%
                                                     2.00%                  179     8.676651            1,553    -1.82%
                                                     2.05%               29,645     8.662690          256,805    -1.84%
                                                     2.10%                2,146     8.648753           18,560    -1.87%
                                                     2.15%                   91     8.634818              786    -1.89%
                                                     2.20%               17,500     8.620902          150,866    -1.92%
                                                     2.25%                5,809     7.664593           44,524    -1.94%
                                                     0.95% EV         3,708,511    12.250152       45,429,823    -1.53%
                                                     1.00% EV         2,368,442    12.226956       28,958,836    -1.55%
                                                     1.05% EV           219,556    12.203775        2,679,412    -1.58%
                                                     1.10% EV         1,020,566    12.180639       12,431,146    -1.60%
                                                     1.15% EV           357,108    12.157523        4,341,549    -1.63%
                                                     1.20% EV           157,733    12.134441        1,914,002    -1.65%
                                                     1.25% EV           166,031     9.354909        1,553,205    -1.68%
                                                     1.30% EV            73,192     9.338516          683,505    -1.70%
                                                     1.35% EV            53,330     9.322118          497,149    -1.73%
                                                     1.40% EV           161,966     9.305761        1,507,217    -1.75%
                                                     1.45% EV            52,091     9.289429          483,896    -1.78%
                                                     1.50% EV            80,205     9.273110          743,750    -1.80%
                                                     1.55% EV           114,915     9.256825        1,063,748    -1.82%
                                                     1.60% EV            49,787     9.240549          460,059    -1.85%
                                                     1.65% EV            29,151     9.224297          268,897    -1.87%
                                                     1.70% EV            31,529     9.208043          290,320    -1.90%
                                                     1.75% EV            10,033     9.191842           92,222    -1.92%
                                                     1.80% EV             5,522     9.175639           50,668    -1.95%
                                                     1.85% EV             5,627     9.159455           51,540    -1.97%
                                                     1.90% EV               477     9.143302            4,361    -2.00%
                                                     1.95% EV               661     9.127160            6,033    -2.02%
                                                     2.00% EV             2,311     9.111049           21,056    -2.05%
                                                     2.05% EV             3,486     9.094966           31,705    -2.07%
                                                     2.15% EV               159     9.062833            1,441    -2.12%
                                                     2.25% EV             1,066     9.030797            9,627    -2.17%
                                                     2.40% EV                39     8.982872              350    -2.24%

Fidelity(R) VIP III - Growth Opportunities
 Portfolio: Service Class
      2002 ......................................    0.95%            5,429,745     7.940134       43,112,908   -13.71%
                                                     1.00%            3,647,347     7.921496       28,892,445   -13.73%
                                                     1.05%              663,132     7.902897        5,240,664   -13.75%
                                                     1.10%              228,558     7.580026        1,732,478   -13.78%
                                                     1.15%               80,396     7.566269          608,251   -13.80%
                                                     1.20%            1,267,825     7.622128        9,663,528   -13.82%

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*         UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                     1.25%              143,304     7.607418        1,090,171   -13.84%
                                                     1.30%              251,765     7.592653        1,911,569   -13.86%
                                                     1.35%              123,704     7.508562          928,839   -13.88%
                                                     1.40%               82,150     7.494333          615,659   -13.90%
                                                     1.45%               23,428     7.480096          175,244   -13.93%
                                                     1.50%               58,368     7.465928          435,771   -13.95%
                                                     1.55%               23,251     7.451754          173,261   -13.97%
                                                     1.60%               18,773     7.437598          139,626   -13.99%
                                                     1.65%               48,861     7.423467          362,718   -14.01%
                                                     1.70%                9,585     5.809751           55,686   -14.03%
                                                     1.75%               12,911     5.800427           74,889   -14.06%
                                                     1.80%                8,553     5.791114           49,531   -14.08%
                                                     1.85%                5,332     5.781812           30,829   -14.10%
                                                     1.90%                1,742     5.772519           10,056   -14.12%
                                                     1.95%                1,870     5.763231           10,777   -14.14%
                                                     2.05%                4,755     5.744687           27,316   -14.18%
                                                     2.20%                2,479     5.716960           14,172   -14.25%
                                                     0.95% EV           723,515     7.481408        5,412,911   -13.93%
                                                     1.00% EV           466,048     7.467218        3,480,082   -13.95%
                                                     1.05% EV            46,608     7.453053          347,372   -13.97%
                                                     1.10% EV           246,239     7.438910        1,831,750   -14.00%
                                                     1.15% EV            84,688     7.424778          628,790   -14.02%
                                                     1.20% EV            43,516     7.410672          322,483   -14.04%
                                                     1.25% EV            56,823     6.016927          341,900   -14.06%
                                                     1.30% EV            30,557     6.006360          183,536   -14.08%
                                                     1.35% EV            15,535     5.995815           93,145   -14.10%
                                                     1.40% EV            39,985     5.985288          239,322   -14.12%
                                                     1.45% EV            20,045     5.974763          119,764   -14.15%
                                                     1.50% EV            11,316     5.964252           67,491   -14.17%
                                                     1.55% EV            12,383     5.953766           73,725   -14.19%
                                                     1.60% EV             7,085     5.943290           42,108   -14.21%
                                                     1.65% EV             1,318     5.932828            7,819   -14.23%
                                                     1.70% EV            15,258     5.922383           90,364   -14.25%
                                                     1.75% EV             4,170     5.911933           24,653   -14.27%
                                                     1.80% EV                94     5.901503              555   -14.30%
                                                     1.85% EV               116     5.891083              683   -14.32%
                                                     1.90% EV               130     5.880671              764   -14.34%
                                                     1.95% EV                43     5.870302              252   -14.36%

Fidelity(R) VIP III - Value Strategies Portfolio:
 Service Class
      2002 ......................................    0.95%                2,980     8.769915           26,134   -12.30% 05/01/02
                                                     1.00%                1,830     8.769207           16,048   -12.31% 05/01/02
                                                     1.05%                3,042     8.768501           26,674   -12.31% 05/01/02
                                                     1.10%                  338     8.767792            2,964   -12.32% 05/01/02
                                                     1.20%               14,909     8.766382          130,698   -12.34% 05/01/02
                                                     1.25%                  768     8.765674            6,732   -12.34% 05/01/02
                                                     1.30%                  549     8.764968            4,812   -12.35% 05/01/02
                                                     1.35%                7,928     8.764257           69,483   -12.36% 05/01/02
                                                     1.40%                1,309     8.763549           11,471   -12.36% 05/01/02
                                                     1.50%                  260     8.762134            2,278   -12.38% 05/01/02
                                                     1.65%                   94     8.760002              823   -12.40% 05/01/02
                                                     1.80%                  158     8.757870            1,384   -12.42% 05/01/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                    CONTRACT                         UNIT         CONTRACT        TOTAL
                                                    EXPENSE RATE*       UNITS   FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                    -------------  ----------  -----------   --------------   ---------
                                                     1.90%                2,253     8.756452           19,728   -12.44% 05/01/02
                                                     2.20%                  128     8.752175            1,120   -12.48% 05/01/02
                                                     0.95% EV            17,444     8.763286          152,867   -12.37% 05/01/02
                                                     1.10% EV             1,098     8.761164            9,620   -12.39% 05/01/02
                                                     1.15% EV             1,267     8.760461           11,100   -12.40% 05/01/02
                                                     1.20% EV             1,309     8.759751           11,467   -12.40% 05/01/02
                                                     1.55% EV                67     8.754796              587   -12.45% 05/01/02
                                                     1.70% EV               506     8.752668            4,429   -12.47% 05/01/02

First Horizon Capital Appreciation Portfolio
      2002 ......................................    0.95%                2,623     9.750384           25,575   -12.06%
                                                     1.10%                  374     9.738335            3,642   -12.13%
                                                     1.15%                1,105     9.734331           10,756   -12.15%
                                                     1.20%                  967     9.730319            9,409   -12.17%
                                                     1.40%                1,210     9.714258           11,754   -12.26%
                                                     1.50%                1,853     9.706236           17,986   -12.30%
                                                     1.55%                1,627     9.702211           15,785   -12.33%
                                                     1.60%                  964     9.698200            9,349   -12.35%
                                                     1.65%                2,619     9.694186           25,389   -12.37%
                                                     1.70%                  694     9.690157            6,725   -12.39%
                                                     2.00%                  210     9.666047            2,030   -12.52%
Initial Deposit Funding .........................        -               50,000     9.630000          481,500   -11.11%

First Horizon Growth & Income Portfolio
      2002 ......................................    0.95%               12,285     8.314161          102,139   -19.07%
                                                     1.10%               30,505     8.303894          253,310   -19.13%
                                                     1.15%                2,348     8.300473           19,490   -19.15%
                                                     1.20%               16,513     8.297051          137,009   -19.17%
                                                     1.25%                  419     8.293628            3,475   -19.19%
                                                     1.35%                  626     8.286778            5,188   -19.23%
                                                     1.40%                3,956     8.283356           32,769   -19.25%
                                                     1.50%                2,113     8.276509           17,488   -19.29%
                                                     1.55%               17,611     8.273080          145,697   -19.31%
                                                     1.60%                1,234     8.269662           10,205   -19.33%
                                                     1.65%                3,006     8.266234           24,848   -19.35%
                                                     1.70%                  787     8.262812            6,503   -19.37%
                                                     1.80%                  106     8.255951              875   -19.41%
                                                     2.00%                  453     8.242247            3,734   -19.49%
Initial Deposit Funding .........................        -               50,000     8.186380          409,319   -18.12%

Gartmore GVIT Emerging Markets Fund - Class I
      2002 ......................................    0.95%              407,714     7.922173        3,229,987    -2.95%
                                                     1.00%              125,196     7.915235          990,956    -2.97%
                                                     1.05%               21,944     7.908274          173,539    -3.00%
                                                     1.10%               36,696     7.901294          289,947    -3.02%
                                                     1.15%               21,947     7.894357          173,258    -3.05%
                                                     1.20%               46,441     7.887431          366,300    -3.07%
                                                     1.25%               11,908     7.880479           93,841    -3.09%
                                                     1.30%               16,430     7.873541          129,362    -3.12%
                                                     1.35%               21,342     7.866602          167,889    -3.14%

                                                    CONTRACT                           UNIT         CONTRACT       TOTAL
                                                    EXPENSE RATE*       UNITS       FAIR VALUE   OWNERS' EQUITY   RETURN**
                                                    -------------      ------       ----------   --------------  ---------
                                                     1.40%                9,075     7.859667           71,326    -3.17%
                                                     1.45%                4,427     7.852734           34,764    -3.19%
                                                     1.50%                2,479     7.845780           19,450    -3.21%
                                                     1.55%                3,142     7.838870           24,630    -3.24%
                                                     1.60%                  742     7.831941            5,811    -3.26%
                                                     1.65%               22,055     7.825026          172,581    -3.29%
                                                     1.70%                  305     7.818089            2,385    -3.31%
                                                     1.75%                4,699     7.811167           36,705    -3.34%
                                                     1.80%                5,284     7.804259           41,238    -3.36%
                                                     1.90%                2,034     7.790438           15,846    -3.41%
                                                     2.05%                2,168     7.769719           16,845    -3.48%
                                                     0.95% EV           165,394     6.760003        1,118,064    -3.17%
                                                     1.00% EV            99,978     6.753731          675,225    -3.20%
                                                     1.05% EV             2,910     6.747459           19,635    -3.22%
                                                     1.10% EV            42,129     6.741191          284,000    -3.25%
                                                     1.15% EV             9,908     6.734936           66,730    -3.27%
                                                     1.20% EV             2,374     6.728680           15,974    -3.29%
                                                     1.25% EV            10,101     6.722415           67,903    -3.32%
                                                     1.30% EV               193     6.716156            1,296    -3.34%
                                                     1.35% EV            70,380     6.709894          472,242    -3.37%
                                                     1.40% EV             8,708     6.703646           58,375    -3.39%
                                                     1.45% EV             1,164     6.697395            7,796    -3.41%
                                                     1.55% EV             2,188     6.684911           14,627    -3.46%
                                                     1.60% EV             7,675     6.678672           51,259    -3.49%
                                                     1.65% EV             4,811     6.672431           32,101    -3.51%
                                                     1.70% EV             4,612     6.666198           30,745    -3.54%
                                                     1.75% EV                93     6.659954              619    -3.56%
                                                     1.85% EV                66     6.647501              439    -3.61%

Gartmore GVIT Emerging Markets Fund - Class III
      2002 ......................................    0.95%               87,754     8.696197          763,126   -13.04% 05/01/02
                                                     1.00%               41,022     8.695496          356,707   -13.05% 05/01/02
                                                     1.05%               18,419     8.694799          160,150   -13.05% 05/01/02
                                                     1.10%               14,618     8.694098          127,090   -13.06% 05/01/02
                                                     1.15%                6,557     8.693399           57,003   -13.07% 05/01/02
                                                     1.20%               32,373     8.692697          281,409   -13.07% 05/01/02
                                                     1.25%                3,717     8.691992           32,308   -13.08% 05/01/02
                                                     1.30%               23,288     8.691292          202,403   -13.09% 05/01/02
                                                     1.35%               20,724     8.690592          180,104   -13.09% 05/01/02
                                                     1.40%                5,980     8.689890           51,966   -13.10% 05/01/02
                                                     1.45%                  477     8.689188            4,145   -13.11% 05/01/02
                                                     1.50%                1,533     8.688488           13,319   -13.12% 05/01/02
                                                     1.55%                5,018     8.687785           43,595   -13.12% 05/01/02
                                                     1.60%                  120     8.687082            1,042   -13.13% 05/01/02
                                                     1.65%                3,777     8.686378           32,808   -13.14% 05/01/02
                                                     1.70%                   28     8.685676              243   -13.14% 05/01/02
                                                     1.75%                2,738     8.684970           23,779   -13.15% 05/01/02
                                                     1.80%                1,984     8.684267           17,230   -13.16% 05/01/02
                                                     1.85%                   89     8.683562              773   -13.16% 05/01/02
                                                     1.90%                2,519     8.682858           21,872   -13.17% 05/01/02
                                                     2.00%                  227     8.681448            1,971   -13.19% 05/01/02
                                                     2.05%                1,494     8.680741           12,969   -13.19% 05/01/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       0.95%    EV        50,196     8.689734        436,190    -13.10%  05/01/02
                                                       1.00%    EV        11,138     8.689038         96,779    -13.11%  05/01/02
                                                       1.05%    EV           855     8.688338          7,429    -13.12%  05/01/02
                                                       1.10%    EV        16,348     8.687640        142,026    -13.12%  05/01/02
                                                       1.15%    EV        10,912     8.686939         94,792    -13.13%  05/01/02
                                                       1.20%    EV         5,849     8.686236         50,806    -13.14%  05/01/02
                                                       1.25%    EV         1,207     8.685542         10,483    -13.14%  05/01/02
                                                       1.35%    EV           289     8.684138          2,510    -13.16%  05/01/02
                                                       1.40%    EV         1,111     8.683433          9,647    -13.17%  05/01/02
                                                       1.45%    EV           283     8.682732          2,457    -13.17%  05/01/02
                                                       1.50%    EV           393     8.682029          3,412    -13.18%  05/01/02
                                                       1.55%    EV         1,706     8.681328         14,810    -13.19%  05/01/02
                                                       1.60%    EV         1,090     8.680628          9,462    -13.19%  05/01/02
                                                       1.65%    EV           155     8.679925          1,345    -13.20%  05/01/02
                                                       1.70%    EV           114     8.679221            989    -13.21%  05/01/02
                                                       1.75%    EV         1,140     8.678515          9,894    -13.21%  05/01/02
                                                       1.80%    EV         2,962     8.677816         25,704    -13.22%  05/01/02
                                                       1.85%    EV            16     8.677109            139    -13.23%  05/01/02
                                                       2.00%    EV           336     8.674996          2,915    -13.25%  05/01/02

Gartmore GVIT Global Financial Services Fund -
  Class III
            2002 ...............................       0.95%              46,849     9.791469        458,721     -2.09%  01/25/02
                                                       1.00%               3,911     9.789379         38,286     -2.11%  01/25/02
                                                       1.05%                 372     9.787298          3,641     -2.13%  01/25/02
                                                       1.10%               1,355     9.785210         13,259     -2.15%  01/25/02
                                                       1.15%               4,569     9.783119         44,699     -2.17%  01/25/02
                                                       1.20%               4,248     9.781023         41,550     -2.19%  01/25/02
                                                       1.25%                 993     9.778938          9,710     -2.21%  01/25/02
                                                       1.30%               1,044     9.776842         10,207     -2.23%  01/25/02
                                                       1.35%                  14     9.774755            137     -2.25%  01/25/02
                                                       1.40%               1,106     9.772658         10,809     -2.27%  01/25/02
                                                       1.50%                 163     9.768470          1,592     -2.32%  01/25/02
                                                       1.60%               1,371     9.764286         13,387     -2.36%  01/25/02
                                                       1.65%                  28     9.762193            273     -2.38%  01/25/02
                                                       1.75%                 512     9.757996          4,996     -2.42%  01/25/02
                                                       0.95%    EV         4,072     9.772981         39,796     -2.27%  01/25/02
                                                       1.00%    EV        11,471     9.770898        112,082     -2.29%  01/25/02
                                                       1.10%    EV           375     9.766723          3,663     -2.33%  01/25/02
                                                       1.20%    EV           109     9.762540          1,064     -2.37%  01/25/02
                                                       1.35%    EV             3     9.756282             29     -2.44%  01/25/02
                                                       1.40%    EV           181     9.754186          1,766     -2.46%  01/25/02
                                                       1.50%    EV           552     9.750007          5,382     -2.50%  01/25/02
                                                       1.55%    EV         1,099     9.747914         10,713     -2.52%  01/25/02
                                                       1.60%    EV           871     9.745818          8,489     -2.54%  01/25/02
                                                       1.65%    EV            15     9.743729            146     -2.56%  01/25/02
                                                       1.80%    EV            49     9.737443            477     -2.63%  01/25/02

Gartmore GVIT Global Health Sciences Fund -
  Class III
            2002 ...............................       0.95%              76,469     9.067499        693,383     -9.33%  01/25/02
                                                       1.00%              24,644     9.065560        223,412     -9.34%  01/25/02
                                                       1.05%               6,217     9.063626         56,349     -9.36%  01/25/02

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.10%               6,411     9.061691         58,095     -9.38%  01/25/02
                                                       1.15%               6,027     9.059753         54,603     -9.40%  01/25/02
                                                       1.20%              22,268     9.057816        201,699     -9.42%  01/25/02
                                                       1.25%               5,265     9.055876         47,679     -9.44%  01/25/02
                                                       1.30%               2,174     9.053940         19,683     -9.46%  01/25/02
                                                       1.35%               1,731     9.051992         15,669     -9.48%  01/25/02
                                                       1.40%               3,884     9.050057         35,150     -9.50%  01/25/02
                                                       1.45%                  44     9.048120            398     -9.52%  01/25/02
                                                       1.50%                 821     9.046174          7,427     -9.54%  01/25/02
                                                       1.55%               1,010     9.044232          9,135     -9.56%  01/25/02
                                                       1.60%               3,351     9.042296         30,301     -9.58%  01/25/02
                                                       1.65%               1,328     9.040348         12,006     -9.60%  01/25/02
                                                       1.75%                 808     9.036460          7,301     -9.64%  01/25/02
                                                       1.80%                  46     9.034515            416     -9.65%  01/25/02
                                                       1.85%                  78     9.032569            705     -9.67%  01/25/02
                                                       1.95%                 701     9.028676          6,329     -9.71%  01/25/02
                                                       2.05%                 326     9.024781          2,942     -9.75%  01/25/02
                                                       0.95%    EV        36,889     9.049857        333,840     -9.50%  01/25/02
                                                       1.00%    EV        14,566     9.047931        131,792     -9.52%  01/25/02
                                                       1.10%    EV        13,181     9.044062        119,210     -9.56%  01/25/02
                                                       1.15%    EV         2,617     9.042124         23,663     -9.58%  01/25/02
                                                       1.20%    EV           885     9.040186          8,001     -9.60%  01/25/02
                                                       1.35%    EV            55     9.034377            497     -9.66%  01/25/02
                                                       1.40%    EV           297     9.032437          2,683     -9.68%  01/25/02
                                                       1.50%    EV           578     9.028558          5,219     -9.71%  01/25/02
                                                       1.55%    EV         1,784     9.026629         16,104     -9.73%  01/25/02
                                                       1.60%    EV         1,874     9.024684         16,912     -9.75%  01/25/02
                                                       1.65%    EV           279     9.022738          2,517     -9.77%  01/25/02
                                                       1.80%    EV           105     9.016909            947     -9.83%  01/25/02

Gartmore GVIT Global Technology and
  Communications Fund - Class I                        0.95%             620,338     2.304842      1,429,790    -32.33%
  2002 ...........                                     1.00%             289,918     2.302820        667,629    -32.34%
                                                       1.05%              15,780     2.300796         36,307    -32.36%
                                                       1.10%             138,527     2.298838        318,441    -32.38%
                                                       1.15%              45,212     2.296868        103,840    -32.39%
                                                       1.20%             248,398     2.294715        570,003    -32.41%
                                                       1.25%              19,574     2.292681         44,877    -32.43%
                                                       1.30%               9,738     2.290594         22,306    -32.44%
                                                       1.35%              18,848     2.288626         43,136    -32.46%
                                                       1.40%              14,436     2.286605         33,009    -32.48%
                                                       1.45%               8,010     2.284574         18,299    -32.49%
                                                       1.50%              15,783     2.282548         36,025    -32.51%
                                                       1.55%              13,462     2.280533         30,701    -32.53%
                                                       1.60%               9,994     2.278505         22,771    -32.55%
                                                       1.65%               2,204     2.276492          5,017    -32.56%
                                                       1.70%               2,555     2.274471          5,811    -32.58%
                                                       1.75%               2,996     2.272449          6,808    -32.60%
                                                       1.80%              10,336     2.270430         23,467    -32.61%
                                                       1.85%               3,927     2.268409          8,908    -32.63%
                                                       1.90%               4,626     2.266406         10,484    -32.65%
                                                       2.05%                 676     2.260347          1,528    -32.70%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       2.20%               3,233     2.254306          7,288    -32.75%
                                                       0.95%    EV       249,346     2.822736        703,838    -32.55%
                                                       1.00%    EV        82,103     2.819862        231,519    -32.57%
                                                       1.05%    EV        23,674     2.816997         66,690    -32.59%
                                                       1.10%    EV       139,149     2.814129        391,583    -32.61%
                                                       1.15%    EV        27,630     2.811254         77,675    -32.62%
                                                       1.20%    EV        18,513     2.808394         51,992    -32.64%
                                                       1.25%    EV        17,439     2.805532         48,926    -32.66%
                                                       1.30%    EV         6,729     2.802663         18,859    -32.67%
                                                       1.35%    EV         1,889     2.799809          5,289    -32.69%
                                                       1.40%    EV        11,053     2.796951         30,915    -32.71%
                                                       1.45%    EV           308     2.794095            861    -32.72%
                                                       1.50%    EV           394     2.791224          1,100    -32.74%
                                                       1.55%    EV         7,460     2.788375         20,801    -32.76%
                                                       1.60%    EV         1,471     2.785519          4,097    -32.77%
                                                       1.65%    EV         5,010     2.782661         13,941    -32.79%
                                                       1.70%    EV         2,828     2.779815          7,861    -32.81%
                                                       1.75%    EV            68     2.776967            189    -32.83%

Gartmore GVIT Global Technology and
  Communications Fund - Class III                      0.95%              10,642     8.489152         90,342    -15.11%  05/01/02
  2002 .........                                       1.00%              12,196     8.488469        103,525    -15.12%  05/01/02
                                                       1.05%                 156     8.487789          1,324    -15.12%  05/01/02
                                                       1.10%               8,985     8.487101         76,257    -15.13%  05/01/02
                                                       1.15%               4,217     8.486416         35,787    -15.14%  05/01/02
                                                       1.20%              15,651     8.485731        132,810    -15.14%  05/01/02
                                                       1.25%               1,267     8.485046         10,751    -15.15%  05/01/02
                                                       1.30%               6,734     8.484361         57,134    -15.16%  05/01/02
                                                       1.35%                 957     8.483675          8,119    -15.16%  05/01/02
                                                       1.40%               3,108     8.482986         26,365    -15.17%  05/01/02
                                                       1.45%                  10     8.482301             85    -15.18%  05/01/02
                                                       1.50%                 139     8.481612          1,179    -15.18%  05/01/02
                                                       1.55%               1,015     8.480927          8,608    -15.19%  05/01/02
                                                       1.65%                 495     8.479549          4,197    -15.20%  05/01/02
                                                       1.70%                 285     8.478861          2,416    -15.21%  05/01/02
                                                       1.75%                 230     8.478173          1,950    -15.22%  05/01/02
                                                       1.80%                 111     8.477483            941    -15.23%  05/01/02
                                                       1.85%                   2     8.476792             17    -15.23%  05/01/02
                                                       2.05%                  47     8.474035            398    -15.26%  05/01/02
                                                       2.20%                  34     8.471961            288    -15.28%  05/01/02
                                                       0.95%    EV        10,403     8.482577         88,244    -15.17%  05/01/02
                                                       1.00%    EV        12,257     8.481896        103,963    -15.18%  05/01/02
                                                       1.10%    EV         6,477     8.480526         54,928    -15.19%  05/01/02
                                                       1.15%    EV         5,990     8.479840         50,794    -15.20%  05/01/02
                                                       1.20%    EV           168     8.479157          1,424    -15.21%  05/01/02
                                                       1.25%    EV         1,498     8.478471         12,701    -15.22%  05/01/02
                                                       1.30%    EV           117     8.477784            992    -15.22%  05/01/02
                                                       1.35%    EV           107     8.477097            907    -15.23%  05/01/02
                                                       1.40%    EV           235     8.476413          1,992    -15.24%  05/01/02
                                                       1.50%    EV            83     8.475040            703    -15.25%  05/01/02
                                                       1.55%    EV           435     8.474351          3,686    -15.26%  05/01/02

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.60%    EV           392     8.473665          3,322    -15.26%  05/01/02
                                                       1.65%    EV           204     8.472979          1,728    -15.27%  05/01/02
                                                       1.70%    EV           745     8.472289          6,312    -15.28%  05/01/02
                                                       1.90%    EV            64     8.469536            542    -15.30%  05/01/02

Gartmore GVIT Global Utilities Fund - Class III
  2002 .........................................       0.95%               2,322     8.582576         19,929    -14.17%  01/25/02
                                                       1.00%               2,239     8.580748         19,212    -14.19%  01/25/02
                                                       1.10%                 952     8.577086          8,165    -14.23%  01/25/02
                                                       1.15%                 193     8.575257          1,655    -14.25%  01/25/02
                                                       1.20%               7,545     8.573419         64,686    -14.27%  01/25/02
                                                       1.25%                   4     8.571594             34    -14.28%  01/25/02
                                                       1.35%                 541     8.567917          4,635    -14.32%  01/25/02
                                                       1.40%               1,027     8.566081          8,797    -14.34%  01/25/02
                                                       1.50%                  91     8.562411            779    -14.38%  01/25/02
                                                       1.55%                 226     8.560573          1,935    -14.39%  01/25/02
                                                       1.60%               1,145     8.558734          9,800    -14.41%  01/25/02
                                                       1.85%                 718     8.549537          6,139    -14.50%  01/25/02
                                                       1.95%                 744     8.545851          6,358    -14.54%  01/25/02
                                                       2.05%                 239     8.542168          2,042    -14.58%  01/25/02
                                                       0.95%    EV        17,469     8.565094        149,624    -14.35%  01/25/02
                                                       1.00%    EV         1,548     8.563263         13,256    -14.37%  01/25/02
                                                       1.10%    EV            78     8.559611            668    -14.40%  01/25/02
                                                       1.15%    EV           859     8.557770          7,351    -14.42%  01/25/02
                                                       1.20%    EV             9     8.555941             77    -14.44%  01/25/02
                                                       1.40%    EV           328     8.548610          2,804    -14.51%  01/25/02
                                                       1.60%    EV         3,232     8.541274         27,605    -14.59%  01/25/02
                                                       1.65%    EV           799     8.539430          6,823    -14.61%  01/25/02
                                                       1.80%    EV         1,053     8.533917          8,986    -14.66%  01/25/02

Gartmore GVIT Government Bond Fund - Class I
  2002 .........................................       0.95%          19,030,609    12.996325    247,327,104     3.70%
                                                       1.00%           9,415,299    12.965814    122,076,874     3.67%
                                                       1.05%           1,938,891    12.935413     25,080,303     3.64%
                                                       1.10%           2,760,505    11.641281     32,135,988     3.62%
                                                       1.15%           1,479,549    11.619373     17,191,408     3.59%
                                                       1.20%           7,232,849    11.978254     86,636,902     3.57%
                                                       1.25%             565,586    11.955136      6,761,632     3.54%
                                                       1.30%           1,462,172    11.931963     17,446,597     3.52%
                                                       1.35%           1,251,235    11.531710     14,428,880     3.49%
                                                       1.40%             934,413    11.509860     10,754,963     3.46%
                                                       1.45%              80,160    11.488035        920,881     3.44%
                                                       1.50%             301,141    11.466262      3,452,962     3.41%
                                                       1.55%             268,681    11.444528      3,074,927     3.39%
                                                       1.60%             229,847    11.422818      2,625,500     3.36%
                                                       1.65%             286,146    11.401134      3,262,389     3.34%
                                                       1.70%              37,806    11.730442        443,481     3.31%
                                                       1.75%             214,293    11.711632      2,509,721     3.28%
                                                       1.80%             115,867    11.692866      1,354,817     3.26%
                                                       1.85%              18,860    11.674097        220,173     3.23%
                                                       1.90%               5,302    11.655380         61,797     3.21%
                                                       1.95%                 277    11.636631          3,223     3.18%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       2.00%               4,991    11.617952         57,985     3.16%
                                                       2.05%              22,412    11.599271        259,963     3.13%
                                                       2.10%               5,098    11.580615         59,038     3.10%
                                                       2.15%                  35    11.561977            405     3.08%
                                                       2.20%              22,569    11.543360        260,522     3.05%
                                                       2.25%              19,446    11.942286        232,230     3.03%
                                                       0.95%    EV     6,711,269    11.518611     77,304,497     3.48%
                                                       1.00%    EV     2,682,061    11.496785     30,835,079     3.45%
                                                       1.05%    EV       334,881    11.474996      3,842,758     3.43%
                                                       1.10%    EV     3,035,615    11.453271     34,767,721     3.40%
                                                       1.15%    EV       824,816    11.431545      9,428,921     3.38%
                                                       1.20%    EV       357,478    11.409860      4,078,774     3.35%
                                                       1.25%    EV       310,566    11.583744      3,597,517     3.33%
                                                       1.30%    EV       131,329    11.563451      1,518,616     3.30%
                                                       1.35%    EV       275,967    11.543170      3,185,534     3.27%
                                                       1.40%    EV       247,125    11.522935      2,847,605     3.25%
                                                       1.45%    EV        28,152    11.502739        323,825     3.22%
                                                       1.50%    EV        77,925    11.482550        894,778     3.20%
                                                       1.55%    EV       186,045    11.462379      2,132,518     3.17%
                                                       1.60%    EV        79,229    11.442248        906,558     3.14%
                                                       1.65%    EV        55,824    11.422136        637,629     3.12%
                                                       1.70%    EV        45,072    11.402053        513,913     3.09%
                                                       1.75%    EV           297    11.381998          3,380     3.07%
                                                       1.80%    EV         8,250    11.361947         93,736     3.04%
                                                       1.85%    EV        22,754    11.341936        258,074     3.02%
                                                       1.95%    EV        39,122    11.301977        442,156     2.96%
                                                       2.00%    EV         2,458    11.282044         27,731     2.94%
                                                       2.10%    EV         4,284    11.242259         48,162     2.89%
                                                       2.20%    EV           811    11.202541          9,085     2.83%

Gartmore GVIT Growth Fund - Class I
  2002 .........................................       0.95%           8,343,172     5.897822     49,206,343    -17.54%
                                                       1.00%           4,621,326     5.883925     27,191,660    -17.56%
                                                       1.05%             899,370     5.870135      5,279,423    -17.59%
                                                       1.10%             530,974     5.458912      2,898,371    -17.61%
                                                       1.15%             178,087     5.448677        970,267    -17.63%
                                                       1.20%           1,237,159     5.418923      6,704,067    -17.65%
                                                       1.25%             138,223     5.408458        747,571    -17.67%
                                                       1.30%             414,466     5.398000      2,237,273    -17.69%
                                                       1.35%             107,906     5.407160        583,458    -17.71%
                                                       1.40%              81,413     5.396831        439,372    -17.73%
                                                       1.45%              32,756     5.386597        176,443    -17.75%
                                                       1.50%              45,736     5.376375        245,894    -17.77%
                                                       1.55%              10,898     5.366164         58,480    -17.79%
                                                       1.60%              16,813     5.355955         90,050    -17.81%
                                                       1.65%              47,057     5.345780        251,556    -17.83%
                                                       1.70%               2,747     4.068196         11,175    -17.85%
                                                       1.75%              21,987     4.061672         89,304    -17.87%
                                                       1.80%                 686     4.055144          2,782    -17.89%
                                                       1.85%               1,834     4.048618          7,425    -17.91%
                                                       1.90%                 541     4.042104          2,187    -17.93%

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.95%               2,106     4.035592          8,499    -17.95%
                                                       2.05%                 477     4.022604          1,919    -18.00%
                                                       0.95%    EV       842,121     5.376073      4,527,304    -17.77%
                                                       1.00%    EV       433,789     5.365862      2,327,652    -17.79%
                                                       1.05%    EV        11,748     5.355680         62,919    -17.81%
                                                       1.10%    EV       106,701     5.345500        570,370    -17.84%
                                                       1.15%    EV        17,052     5.335333         90,978    -17.86%
                                                       1.20%    EV        22,718     5.325179        120,977    -17.88%
                                                       1.25%    EV        50,970     4.287019        218,509    -17.90%
                                                       1.30%    EV         8,955     4.279481         38,323    -17.92%
                                                       1.35%    EV        11,037     4.271958         47,150    -17.94%
                                                       1.40%    EV        37,568     4.264438        160,206    -17.96%
                                                       1.45%    EV         2,266     4.256943          9,646    -17.98%
                                                       1.50%    EV         4,263     4.249445         18,115    -18.00%
                                                       1.55%    EV        31,393     4.241959        133,168    -18.02%
                                                       1.60%    EV         2,765     4.234472         11,708    -18.04%
                                                       1.65%    EV           907     4.227014          3,834    -18.06%
                                                       1.70%    EV         5,907     4.219549         24,925    -18.08%
                                                       1.75%    EV         1,824     4.212092          7,683    -18.10%
                                                       1.80%    EV         3,657     4.204671         15,376    -18.12%
                                                       1.85%    EV           631     4.197231          2,648    -18.14%
                                                       1.90%    EV           113     4.189811            473    -18.16%
                                                       2.00%    EV         1,616     4.174989          6,747    -18.21%

Gartmore GVIT ID Aggressive Fund
  2002 .........................................       0.95%             107,201     9.458426      1,013,953     -5.42%  01/25/02
                                                       1.00%              40,235     9.456414        380,479     -5.44%  01/25/02
                                                       1.05%                 193     9.454393          1,825     -5.46%  01/25/02
                                                       1.10%              23,331     9.452373        220,533     -5.48%  01/25/02
                                                       1.15%              17,015     9.450359        160,798     -5.50%  01/25/02
                                                       1.20%              19,249     9.448335        181,871     -5.52%  01/25/02
                                                       1.25%              30,926     9.446315        292,137     -5.54%  01/25/02
                                                       1.35%              12,040     9.442277        113,685     -5.58%  01/25/02
                                                       1.40%              13,383     9.440254        126,339     -5.60%  01/25/02
                                                       1.50%               6,907     9.436205         65,176     -5.64%  01/25/02
                                                       1.60%              17,295     9.432156        163,129     -5.68%  01/25/02
                                                       1.65%               8,983     9.430138         84,711     -5.70%  01/25/02
                                                       1.75%               8,279     9.316918         77,135     -7.90%
                                                       1.80%              30,200     9.424058        284,607     -5.76%  01/25/02
                                                       0.95%    EV        57,445     9.440504        542,310     -5.59%  01/25/02
                                                       1.00%    EV         4,162     9.438487         39,283     -5.62%  01/25/02
                                                       1.10%    EV        15,121     9.434458        142,658     -5.66%  01/25/02
                                                       1.15%    EV         8,737     9.432446         82,411     -5.68%  01/25/02
                                                       1.20%    EV         7,772     9.430426         73,293     -5.70%  01/25/02
                                                       1.25%    EV         8,973     9.428406         84,601     -5.72%  01/25/02
                                                       1.35%    EV           425     9.424374          4,005     -5.76%  01/25/02
                                                       1.40%    EV            40     9.422348            377     -5.78%  01/25/02
                                                       1.55%    EV         2,505     9.416287         23,588     -5.84%  01/25/02
                                                       1.65%    EV           202     9.412245          1,901     -5.88%  01/25/02
                                                       1.80%    EV         2,160     9.406167         20,317     -5.94%  01/25/02
                                                       1.95%    EV         2,216     9.400104         20,831     -6.00%  01/25/02
                                                       2.20%    EV           101     9.389958            948     -6.10%  01/25/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
Gartmore GVIT ID Conservative Fund
  2002 .........................................       0.95%             227,346     9.968152      2,266,219     -0.32%  01/25/02
                                                       1.00%             229,925     9.966027      2,291,439     -0.34%  01/25/02
                                                       1.05%               5,607     9.963904         55,868     -0.36%  01/25/02
                                                       1.10%              97,233     9.961787        968,614     -0.38%  01/25/02
                                                       1.15%              76,307     9.959654        759,991     -0.40%  01/25/02
                                                       1.20%             186,965     9.957529      1,861,709     -0.42%  01/25/02
                                                       1.25%              45,683     9.955401        454,793     -0.45%  01/25/02
                                                       1.30%              42,305     9.953275        421,073     -0.47%  01/25/02
                                                       1.35%              56,277     9.951148        560,021     -0.49%  01/25/02
                                                       1.40%              28,182     9.949017        280,383     -0.51%  01/25/02
                                                       1.50%               3,134     9.944758         31,167     -0.55%  01/25/02
                                                       1.60%             110,145     9.940494      1,094,896     -0.60%  01/25/02
                                                       1.65%               2,842     9.938366         28,245     -0.62%  01/25/02
                                                       1.75%              31,695     9.951080        315,399     -0.88%
                                                       1.80%              12,245     9.931972        121,617     -0.68%  01/25/02
                                                       0.95%    EV       276,194     9.949333      2,747,946     -0.51%  01/25/02
                                                       1.00%    EV        46,507     9.947216        462,615     -0.53%  01/25/02
                                                       1.05%    EV        11,708     9.945089        116,437     -0.55%  01/25/02
                                                       1.10%    EV        60,870     9.942967        605,228     -0.57%  01/25/02
                                                       1.15%    EV        15,220     9.940849        151,300     -0.59%  01/25/02
                                                       1.20%    EV        40,981     9.938716        407,299     -0.61%  01/25/02
                                                       1.25%    EV         7,694     9.936597         76,452     -0.63%  01/25/02
                                                       1.30%    EV           120     9.934473          1,192     -0.66%  01/25/02
                                                       1.35%    EV           249     9.932346          2,473     -0.68%  01/25/02
                                                       1.40%    EV        12,079     9.930220        119,947     -0.70%  01/25/02
                                                       1.50%    EV        14,594     9.925967        144,860     -0.74%  01/25/02
                                                       1.60%    EV         1,577     9.921711         15,647     -0.78%  01/25/02
                                                       1.65%    EV           957     9.919579          9,493     -0.80%  01/25/02
                                                       1.70%    EV         3,625     9.917451         35,951     -0.83%  01/25/02
                                                       1.80%    EV           241     9.913182          2,389     -0.87%  01/25/02
                                                       2.20%    EV           102     9.896110          1,009     -1.04%  01/25/02

Gartmore GVIT ID Moderate Fund
  2002 .........................................       0.95%             752,045     9.655437      7,261,323     -3.45%  01/25/02
                                                       1.00%             198,969     9.653370      1,920,721     -3.47%  01/25/02
                                                       1.05%              28,435     9.651318        274,435     -3.49%  01/25/02
                                                       1.10%             338,056     9.649254      3,261,988     -3.51%  01/25/02
                                                       1.15%             202,643     9.647202      1,954,938     -3.53%  01/25/02
                                                       1.20%             312,131     9.645135      3,010,546     -3.55%  01/25/02
                                                       1.25%              79,401     9.643078        765,670     -3.57%  01/25/02
                                                       1.30%              28,997     9.641016        279,561     -3.59%  01/25/02
                                                       1.35%             115,654     9.638958      1,114,784     -3.61%  01/25/02
                                                       1.40%             119,028     9.636895      1,147,060     -3.63%  01/25/02
                                                       1.50%               4,345     9.632764         41,854     -3.67%  01/25/02
                                                       1.55%              36,186     9.630698        348,496     -3.69%  01/25/02
                                                       1.60%             113,153     9.628631      1,089,508     -3.71%  01/25/02
                                                       1.65%              18,060     9.626567        173,856     -3.73%  01/25/02
                                                       1.75%              85,289     9.571496        816,343     -4.94%
                                                       1.80%              12,424     9.620371        119,523     -3.80%  01/25/02
                                                       1.85%               7,239     9.618302         69,627     -3.82%  01/25/02

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.90%              51,442     9.616230        494,678     -3.84%  01/25/02
                                                       1.95%               1,058     9.614164         10,172     -3.86%  01/25/02
                                                       0.95%    EV       252,559     9.637142      2,433,947     -3.63%  01/25/02
                                                       1.00%    EV       125,495     9.635088      1,209,155     -3.65%  01/25/02
                                                       1.05%    EV        15,827     9.633038        152,462     -3.67%  01/25/02
                                                       1.10%    EV       265,763     9.630977      2,559,557     -3.69%  01/25/02
                                                       1.15%    EV        66,903     9.628920        644,204     -3.71%  01/25/02
                                                       1.20%    EV        18,823     9.626862        181,206     -3.73%  01/25/02
                                                       1.25%    EV        15,561     9.624799        149,771     -3.75%  01/25/02
                                                       1.30%    EV        36,968     9.622741        355,733     -3.77%  01/25/02
                                                       1.35%    EV         2,630     9.620680         25,302     -3.79%  01/25/02
                                                       1.40%    EV        50,936     9.618619        489,934     -3.81%  01/25/02
                                                       1.50%    EV         7,716     9.614499         74,185     -3.86%  01/25/02
                                                       1.55%    EV        43,584     9.612443        418,949     -3.88%  01/25/02
                                                       1.65%    EV           907     9.608307          8,715     -3.92%  01/25/02
                                                       1.70%    EV         8,727     9.606240         83,834     -3.94%  01/25/02
                                                       1.80%    EV           209     9.602111          2,007     -3.98%  01/25/02
                                                       1.85%    EV           206     9.600049          1,978     -4.00%  01/25/02
                                                       2.20%    EV           102     9.585568            978     -4.14%  01/25/02

Gartmore GVIT ID Moderately Aggressive Fund
  2002 .........................................       0.95%             313,749     9.557651      2,998,703     -4.42%  01/25/02
                                                       1.00%              57,736     9.555615        551,703     -4.44%  01/25/02
                                                       1.05%              16,678     9.553581        159,335     -4.46%  01/25/02
                                                       1.10%              87,310     9.551538        833,945     -4.48%  01/25/02
                                                       1.15%             165,296     9.549495      1,578,493     -4.51%  01/25/02
                                                       1.20%              80,059     9.547456        764,360     -4.53%  01/25/02
                                                       1.25%              98,312     9.545417        938,429     -4.55%  01/25/02
                                                       1.30%              13,875     9.543384        132,414     -4.57%  01/25/02
                                                       1.35%              26,812     9.541340        255,822     -4.59%  01/25/02
                                                       1.40%              70,602     9.539291        673,493     -4.61%  01/25/02
                                                       1.45%               3,533     9.537257         33,695     -4.63%  01/25/02
                                                       1.50%              13,953     9.535206        133,045     -4.65%  01/25/02
                                                       1.55%              62,256     9.533160        593,496     -4.67%  01/25/02
                                                       1.60%              36,675     9.531118        349,554     -4.69%  01/25/02
                                                       1.65%               4,165     9.529076         39,689     -4.71%  01/25/02
                                                       1.70%               8,113     9.527027         77,293     -4.73%  01/25/02
                                                       1.75%              23,791     9.453736        224,914     -6.47%
                                                       1.80%              31,804     9.522935        302,867     -4.77%  01/25/02
                                                       1.85%               1,217     9.520886         11,587     -4.79%  01/25/02
                                                       2.05%               9,460     9.512686         89,990     -4.87%  01/25/02
                                                       2.20%              15,329     9.506534        145,726     -4.93%  01/25/02
                                                       0.95%    EV       171,180     9.539547      1,632,980     -4.60%  01/25/02
                                                       1.00%    EV        28,232     9.537513        269,263     -4.62%  01/25/02
                                                       1.10%    EV       150,201     9.533438      1,431,932     -4.67%  01/25/02
                                                       1.15%    EV        21,371     9.531403        203,696     -4.69%  01/25/02
                                                       1.20%    EV         6,942     9.529368         66,153     -4.71%  01/25/02
                                                       1.25%    EV        11,060     9.527326        105,372     -4.73%  01/25/02
                                                       1.35%    EV        10,016     9.523248         95,385     -4.77%  01/25/02
                                                       1.40%    EV        20,784     9.521204        197,889     -4.79%  01/25/02
                                                       1.45%    EV         1,872     9.519164         17,820     -4.81%  01/25/02
                                                       1.50%    EV         9,378     9.517129         89,252     -4.83%  01/25/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.55%    EV         6,838     9.515084         65,064     -4.85%  01/25/02
                                                       1.65%    EV         3,214     9.510996         30,568     -4.89%  01/25/02
                                                       1.70%    EV         2,861     9.508949         27,205     -4.91%  01/25/02
                                                       1.80%    EV         1,902     9.504862         18,078     -4.95%  01/25/02
                                                       1.85%    EV            68     9.502823            646     -4.97%  01/25/02
                                                       2.20%    EV           102     9.488485            968     -5.12%  01/25/02

Gartmore GVIT ID Moderately Conservative Fund
  2002 .........................................       0.95%             364,182     9.822669      3,577,239     -1.77%  01/25/02
                                                       1.00%             198,901     9.820581      1,953,323     -1.79%  01/25/02
                                                       1.05%              13,386     9.818485        131,430     -1.82%  01/25/02
                                                       1.10%             176,489     9.816395      1,732,486     -1.84%  01/25/02
                                                       1.15%              83,876     9.814294        823,184     -1.86%  01/25/02
                                                       1.20%             150,443     9.812202      1,476,177     -1.88%  01/25/02
                                                       1.25%              28,650     9.810109        281,060     -1.90%  01/25/02
                                                       1.30%              15,032     9.808011        147,434     -1.92%  01/25/02
                                                       1.35%              65,481     9.805911        642,101     -1.94%  01/25/02
                                                       1.40%              54,209     9.803816        531,455     -1.96%  01/25/02
                                                       1.50%               2,818     9.799616         27,615     -2.00%  01/25/02
                                                       1.55%               1,286     9.797516         12,600     -2.02%  01/25/02
                                                       1.60%              36,437     9.795417        356,916     -2.05%  01/25/02
                                                       1.65%               3,911     9.793314         38,302     -2.07%  01/25/02
                                                       1.75%              65,131     9.777251        636,802     -2.81%
                                                       1.80%               1,893     9.787010         18,527     -2.13%  01/25/02
                                                       1.85%               8,496     9.784907         83,133     -2.15%  01/25/02
                                                       1.95%                 189     9.780700          1,849     -2.19%  01/25/02
                                                       0.95%    EV       165,954     9.804106      1,627,031     -1.96%  01/25/02
                                                       1.00%    EV       127,719     9.802015      1,251,904     -1.98%  01/25/02
                                                       1.05%    EV        52,448     9.799928        513,987     -2.00%  01/25/02
                                                       1.10%    EV       131,147     9.797833      1,284,956     -2.02%  01/25/02
                                                       1.15%    EV        52,622     9.795735        515,471     -2.04%  01/25/02
                                                       1.20%    EV        27,731     9.793645        271,588     -2.06%  01/25/02
                                                       1.25%    EV         8,623     9.791557         84,433     -2.08%  01/25/02
                                                       1.30%    EV        12,533     9.789452        122,691     -2.11%  01/25/02
                                                       1.35%    EV         4,182     9.787356         40,931     -2.13%  01/25/02
                                                       1.40%    EV        22,081     9.785263        216,068     -2.15%  01/25/02
                                                       1.55%    EV         1,528     9.778971         14,942     -2.21%  01/25/02
                                                       1.60%    EV         1,576     9.776868         15,408     -2.23%  01/25/02
                                                       1.85%    EV            69     9.766372            674     -2.34%  01/25/02
                                                       2.20%    EV           102     9.751639            995     -2.48%  01/25/02

Gartmore GVIT International Growth Fund - Class I
  2002 .........................................       0.95%             101,996     6.004742        612,460     -7.92%
                                                       1.00%              14,877     5.999479         89,254     -7.95%
                                                       1.05%               6,762     5.994206         40,533     -7.97%
                                                       1.10%               7,366     5.988926         44,114     -7.99%
                                                       1.15%               6,879     5.983672         41,162     -8.02%
                                                       1.20%              34,072     5.978408        203,696     -8.04%
                                                       1.25%               9,193     5.973145         54,911     -8.06%
                                                       1.30%               6,786     5.967876         40,498     -8.08%
                                                       1.35%               8,637     5.962624         51,499     -8.11%

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.40%               8,650     5.957367        51,531      8.13%
                                                       1.45%                 636     5.952102          3,786     -8.15%
                                                       1.50%               1,458     5.946860          8,671     -8.18%
                                                       1.55%                 929     5.941608          5,520     -8.20%
                                                       1.65%                 710     5.931110          4,211     -8.24%
                                                       1.80%               1,543     5.915382          9,127     -8.31%
                                                       1.85%               3,540     5.910140         20,922     -8.34%
                                                       0.95%    EV        44,377     5.536504        245,693     -8.19%
                                                       1.00%    EV         1,900     5.531366         10,510     -8.22%
                                                       1.10%    EV        15,464     5.521097         85,378     -8.26%
                                                       1.15%    EV        15,469     5.515948         85,326     -8.29%
                                                       1.20%    EV           816     5.510831          4,497     -8.31%
                                                       1.25%    EV        13,001     5.505701         71,580     -8.33%
                                                       1.35%    EV           237     5.495462          1,302     -8.38%
                                                       1.40%    EV         2,855     5.490341         15,675     -8.40%
                                                       1.45%    EV         1,413     5.485222          7,751     -8.42%
                                                       1.65%    EV           111     5.464766            607     -8.52%

Gartmore GVIT International Growth Fund -
  Class III 2002 ...............................       0.95%               7,822     9.515743         74,432     -4.84%  05/01/02
                                                       1.00%                 163     9.514980          1,551     -4.85%  05/01/02
                                                       1.05%               2,286     9.514215         21,749     -4.86%  05/01/02
                                                       1.10%               4,188     9.513450         39,842     -4.87%  05/01/02
                                                       1.15%               3,292     9.512689         31,316     -4.87%  05/01/02
                                                       1.20%              18,419     9.511921        175,200     -4.88%  05/01/02
                                                       1.25%               1,301     9.511158         12,374     -4.89%  05/01/02
                                                       1.35%                 921     9.509625          8,758     -4.90%  05/01/02
                                                       1.40%               3,821     9.508854         36,333     -4.91%  05/01/02
                                                       1.50%                 265     9.507317          2,519     -4.93%  05/01/02
                                                       1.60%                 149     9.505785          1,416     -4.94%  05/01/02
                                                       1.65%                 696     9.505017          6,615     -4.95%  05/01/02
                                                       1.75%                 203     9.503478          1,929     -4.97%  05/01/02
                                                       1.80%               1,380     9.502710         13,114     -4.97%  05/01/02
                                                       1.85%                 436     9.501940          4,143     -4.98%  05/01/02
                                                       2.05%                 443     9.498858          4,208     -5.01%  05/01/02
                                                       0.95%    EV        13,798     9.508808        131,203     -4.91%  05/01/02
                                                       1.10%    EV         1,738     9.506517         16,522     -4.93%  05/01/02
                                                       1.15%    EV         1,041     9.505750          9,895     -4.94%  05/01/02
                                                       1.20%    EV           301     9.504985          2,861     -4.95%  05/01/02
                                                       1.40%    EV            73     9.501918            694     -4.98%  05/01/02

Gartmore GVIT Money Market Fund - Class I
  2002 .........................................       0.95%          26,123,122    11.774031    307,574,945      0.15%
                                                       1.00%          10,574,989    11.746406    124,218,030      0.12%
                                                       1.05%           2,214,669    11.718791     25,953,243      0.10%
                                                       1.10%           3,069,350    11.256350     34,549,273      0.07%
                                                       1.15%           1,172,991    11.234902     13,178,493      0.05%
                                                       1.20%          23,163,016    11.250231    260,589,281      0.02%
                                                       1.25%             794,189    11.228483      8,917,525      0.00%
                                                       1.30%           2,713,774    11.206742     30,412,554     -0.03%
                                                       1.35%           2,732,043    11.150101     30,462,555     -0.05%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT- 9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.40%           1,489,144    11.128969     16,572,631     -0.08%
                                                       1.45%             132,503    11.107862      1,471,825     -0.10%
                                                       1.50%             761,944    11.086788      8,447,512     -0.13%
                                                       1.55%             194,494    11.065740      2,152,220     -0.15%
                                                       1.60%             149,232    11.044723      1,648,226     -0.18%
                                                       1.65%             464,114    11.023732      5,116,268     -0.20%
                                                       1.70%              81,674    10.812249        883,080     -0.23%
                                                       1.75%             388,571    10.794865      4,194,571     -0.25%
                                                       1.80%             185,696    10.777507      2,001,340     -0.28%
                                                       1.85%             307,665    10.760167      3,310,527     -0.30%
                                                       2.05%              40,372    10.691001        431,617     -0.40%
                                                       2.10%              16,210    10.673755        173,022     -0.42%
                                                       2.20%              39,552    10.639321        420,806     -0.47%
                                                       2.25%              18,525    10.443496        193,466     -0.50%
                                                       0.95%    EV    13,148,088    11.136528    146,424,050     -0.07%
                                                       1.00%    EV     5,178,862    11.115423     57,565,242     -0.10%
                                                       1.05%    EV       836,806    11.094344      9,283,814     -0.12%
                                                       1.10%    EV     4,556,113    11.073295     50,451,183     -0.15%
                                                       1.15%    EV     1,430,254    11.052278     15,807,565     -0.17%
                                                       1.20%    EV       453,807    11.031291      5,006,077     -0.20%
                                                       1.25%    EV       398,780    10.951434      4,367,213     -0.22%
                                                       1.30%    EV       320,847    10.931547      3,507,354     -0.24%
                                                       1.35%    EV       189,808    10.911682      2,071,125     -0.27%
                                                       1.40%    EV       518,512    10.891843      5,647,551     -0.29%
                                                       1.45%    EV       134,785    10.872031      1,465,387     -0.32%
                                                       1.50%    EV       134,379    10.852241      1,458,313     -0.34%
                                                       1.55%    EV       248,964    10.832489      2,696,900     -0.37%
                                                       1.60%    EV        74,763    10.812756        808,394     -0.39%
                                                       1.65%    EV        64,286    10.793049        693,842     -0.42%
                                                       1.70%    EV        79,946    10.773370        861,288     -0.44%
                                                       1.75%    EV        30,654    10.753711        329,644     -0.47%
                                                       1.80%    EV         6,178    10.734084         66,315     -0.49%
                                                       1.85%    EV        25,780    10.714479        276,219     -0.52%
                                                       1.90%    EV           603    10.694902          6,449     -0.54%
                                                       1.95%    EV            64    10.675351            683     -0.57%

Gartmore GVIT Nationwide(R) Leaders Fund -
  Class III 2002 ...............................       0.95%             233,171    10.584730      2,468,052      5.85%  01/25/02
                                                       1.00%              67,478    10.582482        714,085      5.82%  01/25/02
                                                       1.05%              11,127    10.580220        117,726      5.80%  01/25/02
                                                       1.10%              12,516    10.577968        132,394      5.78%  01/25/02
                                                       1.15%               2,344    10.575707         24,789      5.76%  01/25/02
                                                       1.20%              47,286    10.573451        499,976      5.73%  01/25/02
                                                       1.25%               9,771    10.571198        103,291      5.71%  01/25/02
                                                       1.30%              10,767    10.568935        113,796      5.69%  01/25/02
                                                       1.35%               1,104    10.566677         11,666      5.67%  01/25/02
                                                       1.40%               3,459    10.564415         36,542      5.64%  01/25/02
                                                       1.50%               4,113    10.559890         43,433      5.60%  01/25/02
                                                       1.55%               2,103    10.557633         22,203      5.58%  01/25/02
                                                       1.60%                 649    10.555372          6,850      5.55%  01/25/02
                                                       1.65%                  63    10.553109            665      5.53%  01/25/02

                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.80%                1,674   10.546314         17,655      5.46%  01/25/02
                                                       1.85%                  97    10.544048          1,023      5.44%  01/25/02
                                                       1.90%               1,877    10.541784         19,787      5.42%  01/25/02
                                                       0.95%    EV        84,294    10.565838        890,637      5.66%  01/25/02
                                                       1.00%    EV        45,622    10.563581        481,932      5.64%  01/25/02
                                                       1.05%    EV           916    10.561325          9,674      5.61%  01/25/02
                                                       1.10%    EV        12,406    10.559074        130,996      5.59%  01/25/02
                                                       1.15%    EV           491    10.556819          5,183      5.57%  01/25/02
                                                       1.20%    EV        11,324    10.554561        119,520      5.55%  01/25/02
                                                       1.25%    EV         1,640    10.552316         17,306      5.52%  01/25/02
                                                       1.30%    EV           499    10.550055          5,264      5.50%  01/25/02
                                                       1.35%    EV        49,485    10.547792        521,957      5.48%  01/25/02
                                                       1.55%    EV         3,072    10.538754         32,375      5.39%  01/25/02
                                                       1.60%    EV           290    10.536499          3,056      5.36%  01/25/02
                                                       1.80%    EV         1,165    10.527448         12,264      5.27%  01/25/02
                                                       2.00%    EV           304    10.518383          3,198      5.18%  01/25/02

Gartmore GVIT Small Cap Growth Fund - Class I
  2002 .........................................       0.95%           1,740,106    11.973168     20,834,616    -19.85%
                                                       1.00%             782,134    11.954092      9,349,713    -19.87%
                                                       1.05%             102,913    11.935179      1,228,275    -19.89%
                                                       1.10%             341,280    11.916172      4,066,706    -19.91%
                                                       1.15%             132,197    11.897086      1,572,753    -19.93%
                                                       1.20%             848,947    11.878048     10,083,833    -19.95%
                                                       1.25%              76,431    11.859096        906,403    -19.97%
                                                       1.30%             203,347    11.840148      2,407,659    -19.99%
                                                       1.35%             171,038    11.821219      2,021,878    -20.01%
                                                       1.40%             137,258    11.802335      1,619,965    -20.03%
                                                       1.45%              15,803    11.783444        186,214    -20.05%
                                                       1.50%              51,957    11.764588        611,253    -20.07%
                                                       1.55%              40,450    11.745750        475,116    -20.09%
                                                       1.60%              28,757    11.726925        337,231    -20.11%
                                                       1.65%              70,897    11.708124        830,071    -20.13%
                                                       1.70%               2,081    11.689352         24,326    -20.15%
                                                       1.75%              27,929    11.670591        325,948    -20.17%
                                                       1.80%              23,400    11.651854        272,653    -20.19%
                                                       1.85%               2,681    11.633135         31,188    -20.21%
                                                       1.90%               4,241    11.614448         49,257    -20.23%
                                                       1.95%                 585    11.595763          6,784    -20.25%
                                                       2.00%                  60    11.577106            695    -20.27%
                                                       2.05%              10,156    11.558480        117,388    -20.29%
                                                       2.20%               6,518    11.502693         74,975    -20.35%
                                                       0.95%    EV       962,494    11.807663     11,364,805    -20.06%
                                                       1.00%    EV       809,027    11.788802      9,537,459    -20.08%
                                                       1.05%    EV        63,614    11.769941        748,733    -20.10%
                                                       1.10%    EV       351,145    11.751096      4,126,339    -20.12%
                                                       1.15%    EV       107,392    11.732297      1,259,955    -20.14%
                                                       1.20%    EV        38,097    11.713503        446,249    -20.16%
                                                       1.25%    EV        61,217    11.694717        715,915    -20.18%
                                                       1.30%    EV         7,090    11.675970         82,783    -20.20%
                                                       1.35%    EV        15,443    11.657225        180,023    -20.22%
                                                       1.40%    EV        38,552    11.638518        448,688    -20.24%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.45%    EV        10,216    11.619824        118,708    -20.26%
                                                       1.50%    EV        10,796    11.601166        125,246    -20.28%
                                                       1.55%    EV        44,200    11.582501        511,947    -20.30%
                                                       1.60%    EV        13,311    11.563869        153,927    -20.32%
                                                       1.65%    EV         8,090    11.545280         93,401    -20.34%
                                                       1.70%    EV         4,339    11.526674         50,014    -20.36%
                                                       1.75%    EV         2,536    11.508112         29,185    -20.38%
                                                       1.80%    EV           239    11.489559          2,746    -20.40%
                                                       1.85%    EV           131    11.471024          1,503    -20.42%
                                                       1.90%    EV            74    11.452528            847    -20.44%
                                                       1.95%    EV            20    11.434039            229    -20.46%

Gartmore GVIT Small Cap Value Fund - Class I
  2002 .........................................       0.95%           8,943,644    14.582044    130,416,816    -12.76%
                                                       1.00%           3,192,304    14.547877     46,441,220    -12.78%
                                                       1.05%             606,272    14.513703      8,799,260    -12.80%
                                                       1.10%             807,693    19.937012     16,102,685    -12.82%
                                                       1.15%             314,881    19.899032      6,265,808    -12.84%
                                                       1.20%           2,111,362    19.286906     40,721,634    -12.87%
                                                       1.25%             155,643    19.249629      2,996,070    -12.89%
                                                       1.30%             426,614    19.212402      8,196,282    -12.91%
                                                       1.35%             384,334    19.748838      7,590,150    -12.93%
                                                       1.40%             216,465    19.711436      4,266,836    -12.95%
                                                       1.45%              41,729    19.674075        820,979    -12.97%
                                                       1.50%             107,542    19.636786      2,111,779    -13.00%
                                                       1.55%              60,171    19.599532      1,179,323    -13.02%
                                                       1.60%              65,387    19.562327      1,279,122    -13.04%
                                                       1.65%              86,926    19.525185      1,697,246    -13.06%
                                                       1.70%              71,965    14.013265      1,008,465    -13.08%
                                                       1.75%              72,695    13.990789      1,017,060    -13.11%
                                                       1.80%              45,394    13.968338        634,079    -13.13%
                                                       1.85%               6,893    13.945923         96,129    -13.15%
                                                       1.90%              11,929    13.923524        166,094    -13.17%
                                                       1.95%                 958    13.901155         13,317    -13.19%
                                                       2.00%                  65    13.878796            902    -13.21%
                                                       2.05%              16,935    13.856464        234,659    -13.24%
                                                       2.10%                   1    13.834177             14    -13.26%
                                                       2.15%                  26    13.811888            359    -13.28%
                                                       2.20%              15,810    13.789634        218,014    -13.30%
                                                       2.25%               2,235    11.939726         26,685    -13.32%
                                                       0.95%    EV     1,807,526    19.752836     35,703,765    -12.95%
                                                       1.00%    EV       977,037    19.715458     19,262,732    -12.97%
                                                       1.05%    EV        96,414    19.678111      1,897,245    -12.99%
                                                       1.10%    EV       704,014    19.640827     13,827,417    -13.02%
                                                       1.15%    EV       177,353    19.603573      3,476,752    -13.04%
                                                       1.20%    EV       117,764    19.566405      2,304,218    -13.06%
                                                       1.25%    EV       156,859    14.634582      2,295,566    -13.08%
                                                       1.30%    EV        41,921    14.608958        612,422    -13.10%
                                                       1.35%    EV        56,689    14.583341        826,715    -13.12%
                                                       1.40%    EV       141,332    14.557778      2,057,480    -13.15%
                                                       1.45%    EV        31,197    14.532235        453,362    -13.17%

                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.50%    EV        26,683    14.506729        387,083    -13.19%
                                                       1.55%    EV       118,359    14.481262      1,713,988    -13.21%
                                                       1.60%    EV        48,362    14.455810        699,112    -13.23%
                                                       1.65%    EV        10,697    14.430400        154,362    -13.26%
                                                       1.70%    EV        33,844    14.405023        487,524    -13.28%
                                                       1.75%    EV         5,254    14.379676         75,551    -13.30%
                                                       1.80%    EV         3,297    14.354349         47,326    -13.32%
                                                       1.85%    EV        12,554    14.329056        179,887    -13.34%
                                                       1.90%    EV           139    14.303805          1,988    -13.36%
                                                       1.95%    EV        24,944    14.278571        356,165    -13.39%
                                                       2.10%    EV         2,722    14.203107         38,661    -13.45%
                                                       2.20%    EV           603    14.152934          8,534    -13.50%
                                                       2.40%    EV            23    14.053001            323    -13.58%

Gartmore GVIT Small Company Fund - Class I
  2002 .........................................       0.95%           7,284,704    13.020244     94,848,638     -4.79%
                                                       1.00%           3,175,682    12.989705     41,251,172     -4.82%
                                                       1.05%             521,238    12.959211      6,754,833     -4.84%
                                                       1.10%             565,167    16.324489      9,226,281     -4.86%
                                                       1.15%             235,777    16.293828      3,841,753     -4.89%
                                                       1.20%           2,122,080    16.124700     34,217,910     -4.91%
                                                       1.25%             159,795    16.093513      2,571,665     -4.93%
                                                       1.30%             370,904    16.062400      5,957,610     -4.96%
                                                       1.35%             240,807    16.171060      3,894,105     -4.98%
                                                       1.40%             218,061    16.140429      3,519,598     -5.01%
                                                       1.45%              32,249    16.109827        519,526     -5.03%
                                                       1.50%             132,830    16.079285      2,135,811     -5.05%
                                                       1.55%              46,697    16.048766        749,429     -5.08%
                                                       1.60%              49,372    16.018314        790,856     -5.10%
                                                       1.65%              92,185    15.987894      1,473,844     -5.12%
                                                       1.70%               8,292    13.152426        109,060     -5.15%
                                                       1.75%              42,356    13.131337        556,191     -5.17%
                                                       1.80%              50,032    13.110261        655,933     -5.19%
                                                       1.85%               7,677    13.089220        100,486     -5.22%
                                                       1.90%               7,054    13.068193         92,183     -5.24%
                                                       1.95%                 380    13.047192          4,958     -5.27%
                                                       2.00%                  45    13.026222            586     -5.29%
                                                       2.05%              19,426    13.005263        252,640     -5.31%
                                                       2.10%                   2    12.984321             26     -5.34%
                                                       2.15%                  59    12.963415            765     -5.36%
                                                       2.20%               4,232    12.942518         54,773     -5.38%
                                                       2.25%               2,056     8.654257         17,793     -5.41%
                                                       0.95%    EV     1,632,562    16.162496     26,386,277     -5.01%
                                                       1.00%    EV       830,724    16.131891     13,401,149     -5.03%
                                                       1.05%    EV        71,051    16.101343      1,144,017     -5.06%
                                                       1.10%    EV       405,654    16.070817      6,519,191     -5.08%
                                                       1.15%    EV       124,905    16.040355      2,003,521     -5.10%
                                                       1.20%    EV        91,904    16.009913      1,471,375     -5.13%
                                                       1.25%    EV        92,347    13.352137      1,233,030     -5.15%
                                                       1.30%    EV        29,599    13.328738        394,517     -5.18%
                                                       1.35%    EV        32,183    13.305360        428,206     -5.20%
                                                       1.40%    EV       138,656    13.282041      1,841,635     -5.22%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.45%    EV        14,767    13.258719        195,792     -5.25%
                                                       1.50%    EV        33,050    13.235447        437,432     -5.27%
                                                       1.55%    EV        33,026    13.212201        436,346     -5.29%
                                                       1.60%    EV        29,469    13.188985        388,666     -5.32%
                                                       1.65%    EV         6,721    13.165776         88,487     -5.34%
                                                       1.70%    EV         4,960    13.142620         65,187     -5.36%
                                                       1.75%    EV         2,530    13.119476         33,192     -5.39%
                                                       1.80%    EV         1,451    13.096382         19,003     -5.41%
                                                       1.85%    EV         1,788    13.073307         23,375     -5.44%
                                                       1.95%    EV           400    13.027227          5,211     -5.48%
                                                       2.05%    EV           279    12.981277          3,622     -5.53%
                                                       2.25%    EV           316    12.889709          4,073     -5.63%

Gartmore GVIT Total Return Fund - Class I
  2002 .........................................       0.95%          20,580,165    10.056483    206,963,215     -6.41%
                                                       1.00%          11,478,178    10.032846    115,158,861     -6.43%
                                                       1.05%           1,830,891    10.009330     18,325,981     -6.46%
                                                       1.10%           1,747,583    10.014157     17,501,923     -6.48%
                                                       1.15%             580,642     9.996264      5,804,103     -6.50%
                                                       1.20%           2,362,211     9.959331     23,526,039     -6.53%
                                                       1.25%             357,657     9.940049      3,555,129     -6.55%
                                                       1.30%             454,936     9.920786      4,513,347     -6.57%
                                                       1.35%             381,794     9.920563      3,787,611     -6.60%
                                                       1.40%             274,257     9.901763      2,715,628     -6.62%
                                                       1.45%             102,854     9.882997      1,016,506     -6.64%
                                                       1.50%             203,086     9.864262      2,003,294     -6.67%
                                                       1.55%              40,513     9.845518        398,871     -6.69%
                                                       1.60%              60,297     9.826843        592,529     -6.71%
                                                       1.65%              93,696     9.808172        918,986     -6.74%
                                                       1.70%              24,858     7.661226        190,443     -6.76%
                                                       1.75%              25,068     7.648931        191,743     -6.78%
                                                       1.80%              27,692     7.636652        211,474     -6.81%
                                                       1.85%               6,358     7.624390         48,476     -6.83%
                                                       1.90%               2,819     7.612139         21,459     -6.85%
                                                       1.95%                 766     7.599907          5,822     -6.87%
                                                       2.00%                  46     7.587687            349     -6.90%
                                                       2.05%                 825     7.575466          6,250     -6.92%
                                                       2.10%               1,573     7.563267         11,897     -6.94%
                                                       2.20%               3,371     7.538928         25,414     -6.99%
                                                       2.25%               2,509     7.909670         19,845     -7.01%
                                                       0.95%    EV     3,378,784     9.897429     33,441,275     -6.63%
                                                       1.00%    EV     1,863,665     9.878678     18,410,546     -6.66%
                                                       1.05%    EV       197,494     9.859952      1,947,281     -6.68%
                                                       1.10%    EV       894,027     9.841241      8,798,335     -6.70%
                                                       1.15%    EV       169,977     9.822560      1,669,609     -6.73%
                                                       1.20%    EV       167,172     9.803917      1,638,940     -6.75%
                                                       1.25%    EV       191,808     8.212808      1,575,282     -6.77%
                                                       1.30%    EV        58,277     8.198399        477,778     -6.80%
                                                       1.35%    EV        42,282     8.184028        346,037     -6.82%
                                                       1.40%    EV       155,644     8.169661      1,271,559     -6.84%
                                                       1.45%    EV        25,476     8.155310        207,765     -6.87%

                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.50%    EV        31,430     8.140989        255,871     -6.89%
                                                       1.55%    EV        39,568     8.126679        321,556     -6.91%
                                                       1.60%    EV        23,565     8.112385        191,168     -6.93%
                                                       1.65%    EV        10,340     8.098118         83,735     -6.96%
                                                       1.70%    EV        17,670     8.083859        142,842     -6.98%
                                                       1.75%    EV         7,852     8.069625         63,363     -7.00%
                                                       1.80%    EV         1,508     8.055377         12,148     -7.03%
                                                       1.85%    EV         3,857     8.041192         31,015     -7.05%
                                                       1.90%    EV            70     8.026986            562     -7.08%
                                                       1.95%    EV         6,788     8.012829         54,391     -7.10%
                                                       2.00%    EV         3,197     7.998690         25,572     -7.12%
                                                       2.05%    EV           221     7.984551          1,765     -7.15%

Gartmore GVIT U.S. Growth Leaders Fund -
  Class III 2002 ...............................       0.95%              51,594     8.077344        416,742    -19.23%  01/25/02
                                                       1.00%               8,043     8.075623         64,952    -19.24%  01/25/02
                                                       1.10%              14,543     8.072174        117,394    -19.28%  01/25/02
                                                       1.15%               5,018     8.070447         40,498    -19.30%  01/25/02
                                                       1.20%              16,321     8.068724        131,690    -19.31%  01/25/02
                                                       1.25%                 863     8.066999          6,962    -19.33%  01/25/02
                                                       1.30%               6,523     8.065269         52,610    -19.35%  01/25/02
                                                       1.35%                 372     8.063546          3,000    -19.36%  01/25/02
                                                       1.40%               1,238     8.061817          9,981    -19.38%  01/25/02
                                                       1.45%               1,639     8.060083         13,210    -19.40%  01/25/02
                                                       1.50%               1,695     8.058364         13,659    -19.42%  01/25/02
                                                       1.60%               1,340     8.054900         10,794    -19.45%  01/25/02
                                                       1.65%               7,573     8.053173         60,987    -19.47%  01/25/02
                                                       1.80%                 329     8.047975          2,648    -19.52%  01/25/02
                                                       2.00%                 256     8.041051          2,059    -19.59%  01/25/02
                                                       2.05%                 238     8.039311          1,913    -19.61%  01/25/02
                                                       0.95%    EV        12,638     8.060595        101,870    -19.39%  01/25/02
                                                       1.00%    EV       198,051     8.058875      1,596,068    -19.41%  01/25/02
                                                       1.10%    EV        17,607     8.055429        141,832    -19.45%  01/25/02
                                                       1.15%    EV         6,020     8.053704         48,483    -19.46%  01/25/02
                                                       1.20%    EV           494     8.051981          3,978    -19.48%  01/25/02
                                                       1.25%    EV         7,578     8.050261         61,005    -19.50%  01/25/02
                                                       1.30%    EV           438     8.048533          3,525    -19.51%  01/25/02
                                                       1.35%    EV           126     8.046807          1,014    -19.53%  01/25/02
                                                       1.50%    EV           333     8.041627          2,678    -19.58%  01/25/02
                                                       1.60%    EV         3,817     8.038169         30,682    -19.62%  01/25/02
                                                       1.65%    EV            16     8.036445            129    -19.64%  01/25/02
                                                       1.70%    EV           341     8.034714          2,740    -19.65%  01/25/02
                                                       1.75%    EV         1,899     8.032987         15,255    -19.67%  01/25/02
                                                       1.80%    EV         3,354     8.031254         26,937    -19.69%  01/25/02
                                                       1.85%    EV            39     8.029525            313    -19.70%  01/25/02

Gartmore GVIT Worldwide Leaders Fund - Class I
  2002 .........................................       0.95%           1,307,633     9.517469     12,445,316     -6.11%
                                                       1.00%             602,003     9.495114      5,716,080     -6.14%
                                                       1.05%             133,594     9.472838      1,265,514     -6.16%
                                                       1.10%              69,847     9.698816        677,384     -6.18%
                                                       1.15%              27,133     9.679834        262,642     -6.21%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.20%             557,549     9.296042      5,182,997     -6.23%
                                                       1.25%              30,632     9.278067        284,206     -6.25%
                                                       1.30%             149,705     9.260118      1,386,286     -6.28%
                                                       1.35%              38,945     9.606705        374,133     -6.30%
                                                       1.40%              17,603     9.588509        168,787     -6.32%
                                                       1.45%               2,455     9.570338         23,495     -6.35%
                                                       1.50%               8,999     9.552178         85,960     -6.37%
                                                       1.55%               3,844     9.534053         36,649     -6.39%
                                                       1.60%               4,138     9.515952         39,377     -6.42%
                                                       1.65%              12,311     9.497869        116,928     -6.44%
                                                       1.70%                 468     7.194364          3,367     -6.46%
                                                       1.75%               2,899     7.182827         20,823     -6.49%
                                                       1.80%              17,734     7.171297        127,176     -6.51%
                                                       1.85%               2,695     7.159764         19,296     -6.53%
                                                       2.05%               2,667     7.113825         18,973     -6.63%
                                                       2.10%                 680     7.102369          4,830     -6.65%
                                                       2.20%               4,992     7.079493         35,341     -6.70%
                                                       0.95%    EV       212,932     9.579116      2,039,700     -6.36%
                                                       1.00%    EV       113,528     9.560949      1,085,435     -6.38%
                                                       1.05%    EV         6,637     9.542833         63,336     -6.40%
                                                       1.10%    EV        49,372     9.524719        470,254     -6.43%
                                                       1.15%    EV        14,829     9.506645        140,974     -6.45%
                                                       1.20%    EV         8,642     9.488582         82,000     -6.47%
                                                       1.25%    EV         3,700     7.713079         28,538     -6.50%
                                                       1.30%    EV         2,283     7.699551         17,578     -6.52%
                                                       1.35%    EV         1,144     7.686039          8,793     -6.54%
                                                       1.40%    EV        21,699     7.672542        166,486     -6.57%
                                                       1.45%    EV         1,250     7.659064          9,574     -6.59%
                                                       1.50%    EV           427     7.645614          3,265     -6.61%
                                                       1.55%    EV         1,239     7.632162          9,456     -6.64%
                                                       1.60%    EV         5,536     7.618739         42,177     -6.66%
                                                       1.65%    EV         3,071     7.605315         23,356     -6.69%
                                                       1.70%    EV         1,448     7.591934         10,993     -6.71%
                                                       1.75%    EV           238     7.578537          1,804     -6.73%
                                                       1.80%    EV            79     7.565184            598     -6.76%
                                                       1.90%    EV           111     7.538511            837     -6.80%
                                                       2.05%    EV           793     7.498627          5,946     -6.87%

J.P. Morgan GVIT Balanced Fund - Class I
  2002 .........................................       0.95%           4,743,324     9.292669     44,078,368     -8.92%
                                                       1.00%           2,255,969     9.270903     20,914,890     -8.94%
                                                       1.05%             480,317     9.249171      4,442,534     -8.97%
                                                       1.10%             555,170     9.101547      5,052,982     -8.99%
                                                       1.15%             198,129     9.084331      1,799,902     -9.01%
                                                       1.20%           1,554,367     9.150354     14,223,008     -9.03%
                                                       1.25%             167,173     9.132656      1,526,736     -9.06%
                                                       1.30%             286,256     9.114995      2,609,223     -9.08%
                                                       1.35%             230,554     9.015922      2,078,656     -9.10%
                                                       1.40%             257,689     8.998852      2,318,905     -9.12%
                                                       1.45%              13,592     8.981796        122,081     -9.15%
                                                       1.50%              51,241     8.964764        459,363     -9.17%

                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.55%              61,874     8.947746        553,633     -9.19%
                                                       1.60%              23,026     8.930749        205,639     -9.21%
                                                       1.65%              54,331     8.913800        484,296     -9.24%
                                                       1.70%               6,115     7.979779         48,796     -9.26%
                                                       1.75%              56,880     7.966967        453,161     -9.28%
                                                       1.80%              24,281     7.954198        193,136     -9.30%
                                                       1.85%              14,893     7.941427        118,272     -9.33%
                                                       1.90%               1,041     7.928670          8,254     -9.35%
                                                       1.95%               1,097     7.915932          8,684     -9.37%
                                                       2.00%                 171     7.903200          1,351     -9.40%
                                                       2.05%               2,898     7.890486         22,867     -9.42%
                                                       2.20%                 984     7.852440          7,727     -9.49%
                                                       0.95%    EV     1,368,117     8.996779     12,308,646     -9.13%
                                                       1.00%    EV       737,854     8.979730      6,625,730     -9.16%
                                                       1.05%    EV        69,540     8.962684        623,265     -9.18%
                                                       1.10%    EV       721,836     8.945704      6,457,331     -9.20%
                                                       1.15%    EV       114,260     8.928726      1,020,196     -9.23%
                                                       1.20%    EV        89,893     8.911775        801,106     -9.25%
                                                       1.25%    EV        74,472     8.325395        620,009     -9.27%
                                                       1.30%    EV        31,040     8.310820        257,968     -9.29%
                                                       1.35%    EV        17,272     8.296224        143,292     -9.32%
                                                       1.40%    EV        63,519     8.281672        526,044     -9.34%
                                                       1.45%    EV        10,585     8.267135         87,508     -9.36%
                                                       1.50%    EV        28,149     8.252605        232,303     -9.38%
                                                       1.55%    EV        27,159     8.238109        223,739     -9.41%
                                                       1.60%    EV        21,550     8.223631        177,219     -9.43%
                                                       1.65%    EV         3,089     8.209153         25,358     -9.45%
                                                       1.70%    EV        11,987     8.194706         98,230     -9.47%
                                                       1.75%    EV         8,397     8.180279         68,690     -9.50%
                                                       1.80%    EV         1,094     8.165853          8,933     -9.52%
                                                       1.85%    EV           774     8.151472          6,309     -9.54%
                                                       1.90%    EV            70     8.137095            570     -9.57%

Janus AS - Capital Appreciation Portfolio -
  Service Shares 2002 ..........................       0.95%          11,036,949     5.847909     64,543,040     -7.48%
                                                       1.00%           5,086,126     5.840752     29,706,801     -7.51%
                                                       1.05%             701,937     5.833612      4,094,830     -7.53%
                                                       1.10%           1,411,195     5.826598      8,222,309     -7.55%
                                                       1.15%             653,960     5.819379      3,805,626     -7.57%
                                                       1.20%           6,486,187     5.812219     37,699,152     -7.60%
                                                       1.25%             586,374     5.805174      3,403,969     -7.62%
                                                       1.30%           1,923,662     5.798008     11,153,406     -7.64%
                                                       1.35%             722,635     5.790903      4,184,709     -7.67%
                                                       1.40%             546,336     5.783787      3,159,891     -7.69%
                                                       1.45%              92,863     5.776688        536,441     -7.71%
                                                       1.50%             518,217     5.769598      2,989,904     -7.74%
                                                       1.55%             126,236     5.762523        727,438     -7.76%
                                                       1.60%             123,594     5.755440        711,338     -7.78%
                                                       1.65%             317,476     5.748359      1,824,966     -7.80%
                                                       1.70%              55,746     5.741285        320,054     -7.83%
                                                       1.75%              78,409     5.734223        449,615     -7.85%
                                                       1.80%             124,112     5.727153        710,808     -7.87%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    CONTRACT
                                                        CONTRACT                      UNIT           OWNERS'     TOTAL
                                                      EXPENSE RATE*        UNITS    FAIR VALUE       EQUITY     RETURN**
                                                      -------------        -----    ----------       ------     --------
                                                       1.85%              13,837     5.720098         79,149     -7.90%
                                                       1.90%               3,046     5.713062         17,402     -7.92%
                                                       1.95%                 419     5.706008          2,391     -7.94%
                                                       2.00%                  39     5.698961            222     -7.97%
                                                       2.05%              31,829     5.691936        181,169     -7.99%
                                                       2.10%                   5     5.684905             28     -8.01%
                                                       2.20%              18,111     5.670857        102,705     -8.06%
                                                       2.25%               1,564     5.663838          8,858     -8.08%
                                                       0.95%    EV     5,482,989     8.931793     48,972,923     -7.74%
                                                       1.00%    EV     3,615,049     8.916274     32,232,767     -7.76%
                                                       1.05%    EV       388,991     8.900757      3,462,314     -7.78%
                                                       1.10%    EV     1,225,374     8.885269     10,887,778     -7.81%
                                                       1.15%    EV       405,616     8.869801      3,597,733     -7.83%
                                                       1.20%    EV       342,307     8.854343      3,030,904     -7.85%
                                                       1.25%    EV       231,485     8.838901      2,046,073     -7.87%
                                                       1.30%    EV        53,483     8.823490        471,907     -7.90%
                                                       1.35%    EV        61,345     8.808094        540,333     -7.92%
                                                       1.40%    EV       228,951     8.792724      2,013,103     -7.94%
                                                       1.45%    EV        76,651     8.777356        672,793     -7.97%
                                                       1.50%    EV       103,061     8.762011        903,022     -7.99%
                                                       1.55%    EV        82,531     8.746694        721,873     -8.01%
                                                       1.60%    EV        46,290     8.731406        404,177     -8.04%
                                                       1.65%    EV        18,740     8.716120        163,340     -8.06%
                                                       1.70%    EV        29,427     8.700839        256,040     -8.08%
                                                       1.75%    EV         3,628     8.685597         31,511     -8.11%
                                                       1.80%    EV         5,998     8.670371         52,005     -8.13%
                                                       1.85%    EV         1,108     8.655167          9,590     -8.15%
                                                       1.90%    EV           237     8.639969          2,048     -8.17%
                                                       1.95%    EV           459     8.624812          3,959     -8.20%
                                                       2.00%    EV           630     8.609645          5,424     -8.22%
                                                       2.05%    EV         2,279     8.594517         19,587     -8.24%
                                                       2.15%    EV           113     8.564317            968     -8.29%
                                                       2.25%    EV           755     8.534186          6,443     -8.34%

Janus AS - Global Technology Portfolio -
  Service II Shares 2002 .......................       0.95%             169,337     8.520743      1,442,877    -14.79%  05/01/02
                                                       1.00%              37,689     8.520054        321,112    -14.80%  05/01/02
                                                       1.05%               2,378     8.519370         20,259    -14.81%  05/01/02
                                                       1.10%              20,599     8.518684        175,476    -14.81%  05/01/02
                                                       1.15%              12,448     8.517994        106,032    -14.82%  05/01/02
                                                       1.20%              44,648     8.517305        380,281    -14.83%  05/01/02
                                                       1.25%              14,291     8.516621        121,711    -14.83%  05/01/02
                                                       1.30%              20,619     8.515934        175,590    -14.84%  05/01/02
                                                       1.35%              18,425     8.515248        156,893    -14.85%  05/01/02
                                                       1.40%              29,193     8.514554        248,565    -14.85%  05/01/02
                                                       1.45%               2,882     8.513866         24,537    -14.86%  05/01/02
                                                       1.50%               8,345     8.513182         71,043    -14.87%  05/01/02
                                                       1.55%               1,494     8.512488         12,718    -14.88%  05/01/02
                                                       1.60%               1,495     8.511795         12,725    -14.88%  05/01/02
                                                       1.65%               6,764     8.511111         57,569    -14.89%  05/01/02
                                                       1.70%                 282     8.510420          2,400    -14.90%  05/01/02

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.75%               1,707     8.509730         14,526    -14.90%  05/01/02
                                                       1.80%               2,040     8.509035         17,358    -14.91%  05/01/02
                                                       1.85%                   2     8.508344             17    -14.92%  05/01/02
                                                       1.90%                 454     8.507658          3,862    -14.92%  05/01/02
                                                       2.05%               4,083     8.505581         34,728    -14.94%  05/01/02
                                                       2.20%                 294     8.503499          2,500    -14.97%  05/01/02
                                                       0.95%    EV       100,558     8.514189        856,170    -14.86%  05/01/02
                                                       1.00%    EV        52,730     8.513506        448,917    -14.86%  05/01/02
                                                       1.05%    EV         3,880     8.512817         33,030    -14.87%  05/01/02
                                                       1.10%    EV        28,097     8.512130        239,165    -14.88%  05/01/02
                                                       1.15%    EV         8,706     8.511446         74,101    -14.89%  05/01/02
                                                       1.20%    EV         6,632     8.510758         56,443    -14.89%  05/01/02
                                                       1.25%    EV         6,307     8.510068         53,673    -14.90%  05/01/02
                                                       1.30%    EV           311     8.509384          2,646    -14.91%  05/01/02
                                                       1.35%    EV         1,960     8.508693         16,677    -14.91%  05/01/02
                                                       1.40%    EV        22,118     8.508005        188,180    -14.92%  05/01/02
                                                       1.45%    EV           364     8.507314          3,097    -14.93%  05/01/02
                                                       1.50%    EV            32     8.506630            272    -14.93%  05/01/02
                                                       1.55%    EV         2,833     8.505936         24,097    -14.94%  05/01/02
                                                       1.60%    EV         2,654     8.505251         22,573    -14.95%  05/01/02
                                                       1.65%    EV           138     8.504562          1,174    -14.95%  05/01/02
                                                       1.80%    EV            91     8.502487            774    -14.98%  05/01/02
                                                       1.85%    EV            56     8.501801            476    -14.98%  05/01/02

Janus AS - Global Technology Portfolio -
  Service Shares 2002 ..........................       0.95%           6,985,124     2.836080     19,810,273    -29.99%
                                                       1.00%           3,710,543     2.832595     10,510,466    -30.00%
                                                       1.05%             487,714     2.829137      1,379,809    -30.02%
                                                       1.10%             811,353     2.826066      2,292,613    -30.04%
                                                       1.15%             416,623     2.821936      1,175,792    -30.06%
                                                       1.20%           3,836,508     2.818743     10,814,107    -30.07%
                                                       1.25%             423,998     2.815374      1,193,671    -30.09%
                                                       1.30%             776,937     2.811817      2,184,607    -30.11%
                                                       1.35%             322,879     2.808369        906,763    -30.13%
                                                       1.40%             255,858     2.804918        717,661    -30.14%
                                                       1.45%              69,515     2.801473        194,744    -30.16%
                                                       1.50%             267,841     2.798018        749,424    -30.18%
                                                       1.55%              34,241     2.794588         95,689    -30.20%
                                                       1.60%              41,822     2.791146        116,731    -30.21%
                                                       1.65%             177,821     2.787702        495,712    -30.23%
                                                       1.70%              13,323     2.784265         37,095    -30.25%
                                                       1.75%              13,428     2.780843         37,341    -30.27%
                                                       1.80%              37,338     2.777396        103,702    -30.28%
                                                       1.85%               4,666     2.773980         12,943    -30.30%
                                                       1.90%               4,504     2.770543         12,479    -30.32%
                                                       1.95%               2,909     2.767124          8,050    -30.33%
                                                       2.00%                 266     2.763709            735    -30.35%
                                                       2.05%              18,567     2.760284         51,250    -30.37%
                                                       2.20%              11,482     2.750040         31,576    -30.42%
                                                       0.95%    EV     5,451,835     2.788837     15,204,279    -30.23%
                                                       1.00%    EV     3,644,855     2.785368     10,152,262    -30.25%
                                                       1.05%    EV       490,021     2.781897      1,363,188    -30.27%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.10%    EV     1,124,500     2.778446      3,124,363   -30.28%
                                                       1.15%    EV       425,978     2.774980      1,182,080   -30.30%
                                                       1.20%    EV       339,194     2.771515        940,081   -30.32%
                                                       1.25%    EV       205,619     2.768062        569,166   -30.34%
                                                       1.30%    EV        23,409     2.764610         64,717   -30.35%
                                                       1.35%    EV        56,632     2.761152        156,370   -30.37%
                                                       1.40%    EV       203,749     2.757714        561,881   -30.39%
                                                       1.45%    EV        56,583     2.754253        155,844   -30.41%
                                                       1.50%    EV        45,866     2.750813        126,169   -30.42%
                                                       1.55%    EV        70,723     2.747376        194,303   -30.44%
                                                       1.60%    EV        48,694     2.743931        133,613   -30.46%
                                                       1.65%    EV        20,675     2.740497         56,660   -30.48%
                                                       1.70%    EV        10,986     2.737063         30,069   -30.49%
                                                       1.75%    EV         5,997     2.733635         16,394   -30.51%
                                                       1.80%    EV         1,357     2.730204          3,705   -30.53%
                                                       1.85%    EV         1,356     2.726776          3,698   -30.55%
                                                       1.90%    EV           292     2.723353            795   -30.56%
                                                       1.95%    EV            43     2.719930            117   -30.58%
                                                       2.00%    EV            66     2.716514            179   -30.60%

Janus AS - International Growth Portfolio -
  Service II Shares 2002 .......................       0.95%             364,019     9.217050      3,355,181     -7.83%  05/01/02
                                                       1.00%              95,653     9.216312        881,568     -7.84%  05/01/02
                                                       1.05%              32,563     9.215568        300,087     -7.84%  05/01/02
                                                       1.10%              90,471     9.214829        833,675     -7.85%  05/01/02
                                                       1.15%              39,574     9.214085        364,638     -7.86%  05/01/02
                                                       1.20%             255,016     9.213343      2,349,550     -7.87%  05/01/02
                                                       1.25%              29,328     9.212602        270,187     -7.87%  05/01/02
                                                       1.30%              61,752     9.211858        568,851     -7.88%  05/01/02
                                                       1.35%              35,093     9.211113        323,246     -7.89%  05/01/02
                                                       1.40%              33,180     9.210369        305,600     -7.90%  05/01/02
                                                       1.45%               9,039     9.209628         83,246     -7.90%  05/01/02
                                                       1.50%              23,673     9.208883        218,002     -7.91%  05/01/02
                                                       1.55%               5,576     9.208137         51,345     -7.92%  05/01/02
                                                       1.60%               7,870     9.207392         72,462     -7.93%  05/01/02
                                                       1.65%              14,377     9.206643        132,364     -7.93%  05/01/02
                                                       1.70%               1,636     9.205899         15,061     -7.94%  05/01/02
                                                       1.75%               9,620     9.205156         88,554     -7.95%  05/01/02
                                                       1.80%               4,827     9.204408         44,430     -7.96%  05/01/02
                                                       1.85%                 188     9.203661          1,730     -7.96%  05/01/02
                                                       1.90%                 903     9.202917          8,310     -7.97%  05/01/02
                                                       2.05%               4,801     9.200674         44,172     -7.99%  05/01/02
                                                       2.20%                 238     9.198430          2,189     -8.02%  05/01/02
                                                       0.95%    EV       256,863     9.210219      2,365,764     -7.90%  05/01/02
                                                       1.00%    EV        85,958     9.209477        791,628     -7.91%  05/01/02
                                                       1.05%    EV         6,771     9.208739         62,352     -7.91%  05/01/02
                                                       1.10%    EV        48,494     9.207996        446,533     -7.92%  05/01/02
                                                       1.15%    EV        35,546     9.207253        327,281     -7.93%  05/01/02
                                                       1.20%    EV        20,886     9.206507        192,287     -7.93%  05/01/02
                                                       1.25%    EV        34,985     9.205768        322,064     -7.94%  05/01/02
                                                       1.30%    EV         2,096     9.205023         19,294     -7.95%  05/01/02

                                                                                                    Contract
                                                        Contract                      Unit           Owners'     Total
                                                      Expense Rate*        Units    Fair Value       Equity     Return**
                                                      -------------        -----    ----------       ------     --------
                                                       1.35%    EV         2,945     9.204285         27,107     -7.96%  05/01/02
                                                       1.40%    EV         9,178     9.203539         84,470     -7.96%  05/01/02
                                                       1.45%    EV         9,547     9.202797         87,859     -7.97%  05/01/02
                                                       1.50%    EV         2,997     9.202050         27,579     -7.98%  05/01/02
                                                       1.55%    EV         8,006     9.201307         73,666     -7.99%  05/01/02
                                                       1.60%    EV         2,369     9.200567         21,796     -7.99%  05/01/02
                                                       1.65%    EV         1,094     9.199816         10,065     -8.00%  05/01/02
                                                       1.75%    EV            46     9.198325            423     -8.02%  05/01/02
                                                       1.80%    EV           191     9.197584          1,757     -8.02%  05/01/02
                                                       1.85%    EV            68     9.196832            625     -8.03%  05/01/02
                                                       2.05%    EV            63     9.193844            579     -8.06%  05/01/02

Janus AS - International Growth Portfolio -
  Service Shares 2002 ..........................       0.95%           8,149,232     5.437549     44,311,734    -12.57%
                                                       1.00%           3,685,861     5.430890     20,017,513    -12.59%
                                                       1.05%             500,412     5.424261      2,714,367    -12.62%
                                                       1.10%           1,260,148     5.417855      6,827,004    -12.64%
                                                       1.15%             564,233     5.410865      3,053,059    -12.66%
                                                       1.20%           5,172,785     5.404352     27,955,613    -12.68%
                                                       1.25%             389,539     5.397807      2,102,633    -12.70%
                                                       1.30%             952,390     5.391135      5,134,465    -12.72%
                                                       1.35%             447,904     5.384527      2,411,751    -12.75%
                                                       1.40%             290,203     5.377926      1,560,690    -12.77%
                                                       1.45%              70,492     5.371316        378,635    -12.79%
                                                       1.50%             363,767     5.364723      1,951,509    -12.81%
                                                       1.55%              67,536     5.358129        361,867    -12.83%
                                                       1.60%              57,120     5.351538        305,680    -12.85%
                                                       1.65%             173,801     5.344965        928,960    -12.88%
                                                       1.70%              26,955     5.338387        143,896    -12.90%
                                                       1.75%              30,082     5.331819        160,392    -12.92%
                                                       1.80%              96,437     5.325264        513,552    -12.94%
                                                       1.85%              15,797     5.318695         84,019    -12.96%
                                                       1.90%                 253     5.312126          1,344    -12.99%
                                                       2.00%                 151     5.299029            800    -13.03%
                                                       2.20%              19,221     5.272883        101,350    -13.12%
                                                       2.25%               6,065     5.266352         31,940    -13.14%
                                                       0.95%    EV     3,229,425     9.482951     30,624,479    -12.82%
                                                       1.00%    EV     2,173,973     9.466467     20,579,844    -12.84%
                                                       1.05%    EV       277,978     9.450004      2,626,893    -12.86%
                                                       1.10%    EV       592,175     9.433551      5,586,313    -12.88%
                                                       1.15%    EV       245,792     9.417132      2,314,656    -12.91%
                                                       1.20%    EV       170,591     9.400721      1,603,678    -12.93%
                                                       1.25%    EV       142,297     9.384342      1,335,364    -12.95%
                                                       1.30%    EV        28,385     9.367978        265,910    -12.97%
                                                       1.35%    EV        46,347     9.351633        433,420    -12.99%
                                                       1.40%    EV       122,724     9.335307      1,145,666    -13.02%
                                                       1.45%    EV        34,607     9.319004        322,503    -13.04%
                                                       1.50%    EV        28,528     9.302722        265,388    -13.06%
                                                       1.55%    EV        56,941     9.286450        528,780    -13.08%
                                                       1.60%    EV        29,307     9.270213        271,682    -13.10%
                                                       1.65%    EV        11,710     9.253992        108,364    -13.12%
                                                       1.70%    EV         3,905     9.237776         36,074    -13.15%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued


                                                       Contract                             Unit        Contract        Total
                                                     Expense Rate*       Units            Fair Value  Owner's Equity    Return **
                                                     -------------       -----            ----------  --------------    ---------
                                                     1.75%  EV           3,989              9.221609       36,785      -13.17%
                                                     1.80%  EV           2,516              9.205453       23,161      -13.19%
                                                     1.85%  EV             903              9.189313        8,298      -13.21%
                                                     1.90%  EV             132              9.173190        1,211      -13.23%
                                                     1.95%  EV              23              9.157088          211      -13.26%
                                                     2.00%  EV              36              9.141001          329      -13.28%
                                                     2.05%  EV             312              9.124923        2,847      -13.30%

MAS GVIT Multi Sector Bond Fund - Class I
        2002.....................................    0.95%           4,376,666             11.314674   49,520,606        1.58%
                                                     1.00%           1,819,113             11.288174   20,534,462        1.56%
                                                     1.05%             461,184             11.261703    5,193,717        1.53%
                                                     1.10%             330,809             11.247306    3,720,695        1.51%
                                                     1.15%             263,609             11.226070    2,959,283        1.48%
                                                     1.20%           1,443,111             11.458588   16,536,014        1.46%
                                                     1.25%              91,258             11.436476    1,043,667        1.43%
                                                     1.30%             335,668             11.414302    3,831,417        1.41%
                                                     1.35%             199,123             11.141351    2,218,499        1.38%
                                                     1.40%             126,642             11.120215    1,408,286        1.36%
                                                     1.45%              25,301             11.099166      280,820        1.33%
                                                     1.50%              69,840             11.078106      773,695        1.31%
                                                     1.55%              18,564             11.057091      205,264        1.28%
                                                     1.60%              28,092             11.036098      310,026        1.26%
                                                     1.65%              63,331             11.015144      697,600        1.23%
                                                     1.70%               7,104             10.654899       75,692        1.21%
                                                     1.75%              54,469             10.637807      579,431        1.18%
                                                     1.80%              25,402             10.620747      269,788        1.16%
                                                     1.85%               5,410             10.603706       57,366        1.13%
                                                     1.90%               1,218             10.586689       12,895        1.10%
                                                     1.95%                 209             10.569674        2,209        1.08%
                                                     2.00%                  48             10.552698          507        1.05%
                                                     2.05%              21,162             10.535715      222,957        1.03%
                                                     2.20%               4,950             10.484925       51,900        0.95%
                                                     0.95%  EV       1,663,833             11.126626   18,512,848        1.37%
                                                     1.00%  EV         550,748             11.105556    6,116,363        1.34%
                                                     1.05%  EV         104,134             11.084508    1,154,274        1.31%
                                                     1.10%  EV         364,784             11.063487    4,035,783        1.29%
                                                     1.15%  EV         233,225             11.042520    2,575,392        1.26%
                                                     1.20%  EV          72,593             11.021568      800,089        1.24%
                                                     1.25%  EV          88,108             10.871281      957,847        1.21%
                                                     1.30%  EV          39,695             10.852242      430,780        1.19%
                                                     1.35%  EV          27,333             10.833231      296,105        1.16%
                                                     1.40%  EV          43,617             10.814229      471,684        1.14%
                                                     1.45%  EV           5,021             10.795251       54,203        1.11%
                                                     1.50%  EV          10,953             10.776294      118,033        1.09%
                                                     1.55%  EV          19,154             10.757371      206,047        1.06%
                                                     1.60%  EV          16,647             10.738468      178,763        1.04%
                                                     1.65%  EV             601             10.719584        6,442        1.01%
                                                     1.70%  EV          20,451             10.700713      218,840        0.99%

                                                       Contract                              Unit       Contract        Total
                                                     Expense Rate*       Units            Fair Value  Owner's Equity    Return **
                                                     -------------       -----            ----------  --------------    ---------
                                                     1.75%  EV           1,119             10.681900       11,953        0.96%
                                                     1.80%  EV              19             10.663103          203        0.94%
                                                     1.85%  EV           3,319             10.644297       35,328        0.91%

Nationwide GVIT Strategic Value Fund - Class I
        2002.....................................    0.95%             856,301              8.399045    7,192,105      -15.11%
                                                     1.00%             395,693              8.379349    3,315,650      -15.14%
                                                     1.05%             103,776              8.359676      867,534      -15.16%
                                                     1.10%               7,298             10.788824       78,729      -15.18%
                                                     1.15%               3,154             10.768976       33,960      -15.20%
                                                     1.20%             119,866             10.294776    1,233,994      -15.22%
                                                     1.25%              14,026             10.274875      144,115      -15.24%
                                                     1.30%              23,460             10.254979      240,582      -15.26%
                                                     1.35%               6,187             10.686054       66,115      -15.28%
                                                     1.40%               3,989             10.665812       42,546      -15.30%
                                                     1.45%               2,311             10.645606       24,602      -15.32%
                                                     1.50%               9,395             10.625395       99,826      -15.35%
                                                     1.60%                 119             10.585093        1,260      -15.39%
                                                     1.65%               1,216             10.564999       12,847      -15.41%
                                                     1.80%                 727              7.248828        5,270      -15.47%
                                                     0.95%  EV          39,790             10.665608      424,385      -15.32%
                                                     1.00%  EV          39,639             10.645407      421,973      -15.34%
                                                     1.05%  EV          12,515             10.625218      132,975      -15.36%
                                                     1.10%  EV           2,133             10.605069       22,621      -15.38%
                                                     1.20%  EV           8,296             10.564844       87,646      -15.42%
                                                     1.30%  EV           1,190              8.395958        9,991      -15.46%
                                                     1.40%  EV           3,130              8.366532       26,187      -15.51%
                                                     1.45%  EV             251              8.351821        2,096      -15.53%
                                                     1.50%  EV             318              8.337162        2,651      -15.55%
                                                     1.65%  EV             146              8.293238        1,211      -15.61%

Neuberger Berman AMT - Guardian Portfolio
        2002.....................................    0.95%           2,792,618             13.471900   37,621,946      -11.60%
                                                     1.00%           1,402,936             13.440361   18,855,968      -11.62%
                                                     1.05%             301,426             13.408847    4,041,774      -11.65%
                                                     1.10%             340,807             12.606989    4,296,323      -11.67%
                                                     1.15%             173,110             12.582295    2,178,159      -11.69%
                                                     1.20%           1,137,059             11.997412   13,641,763      -11.71%
                                                     1.25%             100,180             11.974217    1,199,579      -11.73%
                                                     1.30%             273,940             11.951079    3,273,882      -11.76%
                                                     1.35%             211,523             12.487575    2,641,408      -11.78%
                                                     1.40%             152,976             12.463909    1,906,679      -11.80%
                                                     1.45%              32,310             12.440302      401,946      -11.82%
                                                     1.50%              73,755             12.416707      915,794      -11.84%
                                                     1.55%              34,981             12.393144      433,525      -11.87%
                                                     1.60%              38,559             12.369635      476,961      -11.89%
                                                     1.65%              43,585             12.346141      538,107      -11.91%
                                                     1.70%               2,539              8.449743       21,454      -11.93%
                                                     1.75%              39,947              8.436202      337,001      -11.95%
                                                     1.80%              28,139              8.422658      237,005      -11.98%
                                                     1.85%               2,768              8.409137       23,276      -12.00%
                                                     1.90%               3,452              8.395621       28,982      -12.02%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                       Contract                             Unit        Contract        Total
                                                     Expense Rate*       Units            Fair Value  Owner's Equity    Return **
                                                     -------------       -----            ----------  --------------    ---------
                                                     2.00%                 142              8.368658        1,188      -12.06%
                                                     2.05%               2,358              8.355181       19,702      -12.09%
                                                     2.15%                  87              8.328299          725      -12.13%
                                                     2.20%               2,091              8.314876       17,386      -12.15%
                                                     2.25%               4,662              8.525601       39,746      -12.17%
                                                     0.95%  EV         775,720             12.467976    9,671,658      -11.81%
                                                     1.00%  EV         428,688             12.444338    5,334,738      -11.83%
                                                     1.05%  EV          47,335             12.420763      587,937      -11.86%
                                                     1.10%  EV         343,901             12.397230    4,263,420      -11.88%
                                                     1.15%  EV         102,087             12.373695    1,263,193      -11.90%
                                                     1.20%  EV          53,820             12.350220      664,689      -11.92%
                                                     1.25%  EV          87,453              9.239336      808,008      -11.94%
                                                     1.30%  EV          15,320              9.223140      141,299      -11.97%
                                                     1.35%  EV          11,109              9.206967      102,280      -11.99%
                                                     1.40%  EV          99,014              9.190798      910,018      -12.01%
                                                     1.45%  EV          16,493              9.174677      151,318      -12.03%
                                                     1.50%  EV          32,545              9.158575      298,066      -12.05%
                                                     1.55%  EV          69,947              9.142465      639,488      -12.08%
                                                     1.60%  EV          42,760              9.126398      390,245      -12.10%
                                                     1.65%  EV           1,052              9.110349        9,584      -12.12%
                                                     1.70%  EV           8,075              9.094308       73,437      -12.14%
                                                     1.75%  EV           2,214              9.078308       20,099      -12.16%
                                                     1.80%  EV             550              9.062312        4,984      -12.19%
                                                     1.85%  EV           2,546              9.046345       23,032      -12.21%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
        2002.....................................    0.95%           4,016,840             13.878573   55,747,903      -17.57%
                                                     1.00%           2,190,639             13.845994   30,331,550      -17.59%
                                                     1.05%             360,291             13.813477    4,976,875      -17.61%
                                                     1.10%             623,577             12.038233    7,506,541      -17.63%
                                                     1.15%             243,772             12.015467    2,928,951      -17.65%
                                                     1.20%           2,028,913             11.675700   23,688,969      -17.67%
                                                     1.25%             185,972             11.653096    2,167,156      -17.69%
                                                     1.30%             390,958             11.630558    4,547,062      -17.71%
                                                     1.35%             223,404             11.924378    2,663,954      -17.73%
                                                     1.40%             208,928             11.901764    2,486,612      -17.75%
                                                     1.45%              24,251             11.879189      288,082      -17.77%
                                                     1.50%             107,018             11.856634    1,268,873      -17.79%
                                                     1.55%              24,572             11.834131      290,788      -17.81%
                                                     1.60%              44,592             11.811650      526,705      -17.83%
                                                     1.65%              91,814             11.789189    1,082,413      -17.85%
                                                     1.70%              29,549              8.446458      249,584      -17.87%
                                                     1.75%              50,056              8.432892      422,117      -17.89%
                                                     1.80%              38,858              8.419352      327,159      -17.91%
                                                     1.85%               3,291              8.405823       27,664      -17.94%
                                                     1.90%               5,198              8.392308       43,623      -17.96%
                                                     1.95%                 508              8.378807        4,256      -17.98%
                                                     2.00%                 130              8.365311        1,087      -18.00%
                                                     2.05%               8,379              8.351846       69,980      -18.02%
                                                     2.10%               1,335              8.338376       11,132      -18.04%
                                                     2.20%               8,796              8.311502       73,108      -18.08%

                                                       Contract                              Unit        Contract         Total
                                                     Expense Rate*       Units            Fair Value  Owner's Equity    Return **
                                                     -------------       -----            ----------  --------------    ---------
                                                     0.95%  EV       1,850,572             11.889900   22,003,116      -17.79%
                                                     1.00%  EV       1,895,226             11.867366   22,491,341      -17.82%
                                                     1.05%  EV         104,727             11.844832    1,240,474      -17.84%
                                                     1.10%  EV         627,773             11.822349    7,421,751      -17.86%
                                                     1.15%  EV         177,392             11.799898    2,093,208      -17.88%
                                                     1.20%  EV         111,580             11.777485    1,314,132      -17.90%
                                                     1.25%  EV         132,429              8.301974    1,099,422      -17.92%
                                                     1.30%  EV          38,165              8.287404      316,289      -17.94%
                                                     1.35%  EV          30,881              8.272859      255,474      -17.96%
                                                     1.40%  EV         129,924              8.258307    1,072,952      -17.98%
                                                     1.45%  EV          30,980              8.243795      255,393      -18.00%
                                                     1.50%  EV          32,723              8.229294      269,287      -18.02%
                                                     1.55%  EV          50,466              8.214826      414,569      -18.04%
                                                     1.60%  EV          35,828              8.200360      293,802      -18.06%
                                                     1.65%  EV          11,912              8.185907       97,511      -18.08%
                                                     1.70%  EV          17,877              8.171481      146,082      -18.10%
                                                     1.75%  EV          10,291              8.157069       83,944      -18.12%
                                                     1.80%  EV           1,627              8.142670       13,248      -18.14%
                                                     1.85%  EV           1,405              8.128309       11,420      -18.17%
                                                     1.90%  EV             105              8.113954          852      -18.19%
                                                     1.95%  EV              50              8.099614          405      -18.21%

Neuberger Berman AMT - Partners Portfolio
        2002.....................................    0.95%           4,593,634              9.582908   44,020,427      -10.26%
                                                     1.00%           2,867,249              9.560460   27,412,219      -10.28%
                                                     1.05%             496,998              9.538015    4,740,371      -10.30%
                                                     1.10%             205,198             10.808038    2,217,743      -10.32%
                                                     1.15%              63,107             10.787675      680,760      -10.35%
                                                     1.20%             937,713             10.736131   10,067,410      -10.37%
                                                     1.25%              65,597             10.715399      702,897      -10.39%
                                                     1.30%             154,102             10.694654    1,648,068      -10.41%
                                                     1.35%             167,777             10.705994    1,796,215      -10.44%
                                                     1.40%              82,192             10.685684      878,278      -10.46%
                                                     1.45%               6,453             10.665427       68,824      -10.48%
                                                     1.50%              23,861             10.645201      254,005      -10.50%
                                                     1.55%               9,584             10.624997      101,830      -10.52%
                                                     1.60%              14,070             10.604821      149,210      -10.55%
                                                     1.65%              24,964             10.584672      264,236      -10.57%
                                                     1.70%                 657              8.035102        5,279      -10.59%
                                                     1.75%               7,849              8.022191       62,966      -10.61%
                                                     1.80%              13,344              8.009316      106,876      -10.64%
                                                     1.85%               1,477              7.996458       11,811      -10.66%
                                                     2.05%                 560              7.945144        4,449      -10.75%
                                                     2.10%                   2              7.932353           16      -10.77%
                                                     2.20%               2,009              7.906808       15,885      -10.82%
                                                     0.95%  EV         398,658             10.686405    4,260,221      -10.47%
                                                     1.00%  EV         513,907             10.666189    5,481,429      -10.49%
                                                     1.05%  EV          24,970             10.645951      265,829      -10.51%
                                                     1.10%  EV         260,263             10.625753    2,765,490      -10.53%
                                                     1.15%  EV          46,221             10.605612      490,202      -10.55%
                                                     1.20%  EV          22,195             10.585475      234,945      -10.58%
                                                     1.25%  EV          30,724              8.882768      272,914      -10.60%

                                                                     (Continued)

                                                       Contract                              Unit        Contract         Total
                                                     Expense Rate*       Units            Fair Value  Owner's Equity    Return **
                                                     -------------       -----            ----------  --------------    ---------
                                                     1.30%  EV          10,104              8.867185       89,594      -10.62%
                                                     1.35%  EV           8,891              8.851621       78,700      -10.64%
                                                     1.40%  EV          11,665              8.836080      103,073      -10.67%
                                                     1.45%  EV           1,599              8.820585       14,104      -10.69%
                                                     1.50%  EV             929              8.805073        8,180      -10.71%
                                                     1.55%  EV           8,021              8.789603       70,501      -10.73%
                                                     1.60%  EV           9,976              8.774152       87,531      -10.76%
                                                     1.65%  EV             695              8.758716        6,087      -10.78%
                                                     1.70%  EV           1,335              8.743291       11,672      -10.80%
                                                     1.75%  EV             255              8.727893        2,226      -10.82%
                                                     1.80%  EV              88              8.712515          767      -10.85%
                                                     1.85%  EV               8              8.697147           70      -10.87%
                                                     1.90%  EV             118              8.681818        1,024      -10.89%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002.....................................    0.95%           7,176,401              9.512871   68,268,478      -17.63%
                                                     1.00%           3,716,302              9.490588   35,269,899      -17.65%
                                                     1.05%             571,673              9.468315    5,412,780      -17.67%
                                                     1.10%             903,476             11.766258   10,629,772      -17.69%
                                                     1.15%             302,214             11.742500    3,548,946      -17.71%
                                                     1.20%           1,778,009             11.519074   20,481,010      -17.73%
                                                     1.25%             269,564             11.496828    3,099,124      -17.75%
                                                     1.30%             405,777             11.474517    4,656,113      -17.77%
                                                     1.35%             218,694             11.654515    2,548,773      -17.79%
                                                     1.40%             173,480             11.632423    2,017,993      -17.81%
                                                     1.45%              40,522             11.610370      470,475      -17.83%
                                                     1.50%             134,435             11.588350    1,557,880      -17.85%
                                                     1.55%              56,293             11.566350      651,105      -17.87%
                                                     1.60%              46,789             11.544381      540,150      -17.90%
                                                     1.65%              87,230             11.522460    1,005,104      -17.92%
                                                     1.70%              19,366              7.774080      150,553      -17.94%
                                                     1.75%              25,587              7.761604      198,596      -17.96%
                                                     1.80%              41,037              7.749135      318,001      -17.98%
                                                     1.85%               5,167              7.736673       39,975      -18.00%
                                                     1.90%               7,443              7.724246       57,492      -18.02%
                                                     1.95%                 342              7.711818        2,637      -18.04%
                                                     2.05%               2,241              7.687016       17,227      -18.08%
                                                     2.20%               7,878              7.649922       60,266      -18.14%
                                                     0.95%  EV       1,911,252             11.612927   22,195,230      -17.87%
                                                     1.00%  EV       1,496,560             11.590902   17,346,480      -17.90%
                                                     1.05%  EV         155,156             11.568930    1,794,989      -17.92%
                                                     1.10%  EV         444,918             11.546959    5,137,450      -17.94%
                                                     1.15%  EV         127,475             11.525027    1,469,153      -17.96%
                                                     1.20%  EV         126,932             11.503136    1,460,116      -17.98%
                                                     1.25%  EV         138,538              8.581013    1,188,796      -18.00%
                                                     1.30%  EV          21,974              8.565964      188,228      -18.02%
                                                     1.35%  EV          28,431              8.550914      243,111      -18.04%
                                                     1.40%  EV         121,979              8.535897    1,041,200      -18.06%
                                                     1.45%  EV          27,411              8.520895      233,566      -18.08%
                                                     1.50%  EV          42,227              8.505908      359,179      -18.10%
                                                     1.55%  EV          36,772              8.490946      312,229      -18.12%

                                                            CONTRACT                       UNIT         CONTRACT          TOTAL
                                                          EXPENSE RATE*    UNITS        FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                          ------------     -----        ----------   --------------    --------
                                                           1.60%    EV      27,015        8.475998         228,979    -18.14%
                                                           1.65%    EV      13,146        8.461064         111,229    -18.16%
                                                           1.70%    EV       8,475        8.446166          71,581    -18.18%
                                                           1.75%    EV       7,013        8.431270          59,128    -18.20%
                                                           1.80%    EV       2,205        8.416397          18,558    -18.22%
                                                           1.85%    EV       1,243        8.401530          10,443    -18.24%
                                                           1.90%    EV          17        8.386709             143    -18.27%
                                                           1.95%    EV          20        8.371894             167    -18.29%
                                                           2.05%    EV         392        8.342313           3,270    -18.33%
                                                           2.15%    EV         168        8.312802           1,397    -18.37%
                                                           2.25%    EV       1,112        8.283386           9,211    -18.41%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2002 ..................................................  0.95%        10,996,447       11.656043     128,174,531    -19.57%
                                                           1.00%         5,258,454       11.628674      61,148,826    -19.59%
                                                           1.05%           835,549       11.601362       9,693,511    -19.61%
                                                           1.10%         1,840,955       12.722735      23,422,447    -19.63%
                                                           1.15%           774,848       12.698995       9,839,752    -19.65%
                                                           1.20%         3,720,939       12.207035      45,421,614    -19.67%
                                                           1.25%           457,333       12.183382       5,571,890    -19.69%
                                                           1.30%           780,498       12.159873       9,490,754    -19.71%
                                                           1.35%           746,712       12.603086       9,410,876    -19.73%
                                                           1.40%           521,718       12.579216       6,562,803    -19.75%
                                                           1.45%            99,331       12.555369       1,247,137    -19.77%
                                                           1.50%           295,142       12.531560       3,698,590    -19.79%
                                                           1.55%           122,990       12.507783       1,538,332    -19.81%
                                                           1.60%           171,081       12.484024       2,135,779    -19.83%
                                                           1.65%           224,943       12.460327       2,802,863    -19.85%
                                                           1.70%            26,554        8.616731         228,809    -19.87%
                                                           1.75%           112,859        8.602903         970,915    -19.89%
                                                           1.80%           144,970        8.589083       1,245,159    -19.91%
                                                           1.85%            46,458        8.575291         398,391    -19.93%
                                                           1.90%            15,900        8.561513         136,128    -19.95%
                                                           1.95%             2,510        8.547739          21,455    -19.97%
                                                           2.00%             1,518        8.534001          12,955    -19.99%
                                                           2.05%            25,392        8.520257         216,346    -20.01%
                                                           2.10%               553        8.506534           4,704    -20.03%
                                                           2.15%                81        8.492834             688    -20.05%
                                                           2.20%            16,597        8.479140         140,728    -20.07%
                                                           2.25%             8,439        6.642724          56,058    -20.09%
                                                           0.95%    EV   3,138,586       12.582945      39,492,655    -19.79%
                                                           1.00%    EV   1,931,806       12.559094      24,261,733    -19.81%
                                                           1.05%    EV     185,564       12.535300       2,326,100    -19.83%
                                                           1.10%    EV   1,269,348       12.511536      15,881,493    -19.85%
                                                           1.15%    EV     373,078       12.487788       4,658,919    -19.87%
                                                           1.20%    EV     189,904       12.464072       2,366,977    -19.89%
                                                           1.25%    EV     513,515        9.182980       4,715,598    -19.91%
                                                           1.30%    EV      99,913        9.166871         915,890    -19.93%
                                                           1.35%    EV      70,227        9.150792         642,633    -19.95%
                                                           1.40%    EV     316,199        9.134739       2,888,395    -19.97%
                                                           1.45%    EV      55,432        9.118683         505,467    -19.99%
                                                           1.50%    EV      41,359        9.102674         376,477    -20.01%

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                           CONTRACT                        UNIT          CONTRACT           TOTAL
                                                         EXPENSE RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY       RETURN**
                                                         ------------        -----       ----------    --------------   ------------
                                                           1.55%    EV     185,667        9.086666         1,687,094         -20.03%
                                                           1.60%    EV      66,797        9.070693           605,895         -20.05%
                                                           1.65%    EV      17,232        9.054715           156,031         -20.07%
                                                           1.70%    EV      48,952        9.038780           442,466         -20.09%
                                                           1.75%    EV      10,027        9.022860            90,472         -20.11%
                                                           1.80%    EV       9,334        9.006963            84,071         -20.13%
                                                           1.85%    EV      20,827        8.991071           187,257         -20.15%
                                                           1.90%    EV         176        8.975228             1,580         -20.17%
                                                           1.95%    EV      45,334        8.959388           406,165         -20.19%
                                                           2.00%    EV       3,263        8.943553            29,183         -20.21%
                                                           2.05%    EV         780        8.927747             6,964         -20.23%
                                                           2.10%    EV       6,320        8.911966            56,324         -20.25%
                                                           2.20%    EV       1,420        8.880460            12,610         -20.29%
                                                           2.25%    EV         400        8.864740             3,546         -20.31%

Oppenheimer Global Securities Fund/VA - Initial Class
  2002 .................................................   0.95%         5,797,926        7.677021        44,510,678          -7.61%
                                                           1.00%         1,840,243        7.668646        14,112,157          -7.63%
                                                           1.05%           224,180        7.660278         1,717,281          -7.66%
                                                           1.10%         1,401,238        7.651904        10,722,169          -7.68%
                                                           1.15%           689,864        7.643550         5,273,020          -7.70%
                                                           1.20%         5,244,960        7.635222        40,046,429          -7.73%
                                                           1.25%           336,484        7.626885         2,566,323          -7.75%
                                                           1.30%           734,935        7.618545         5,599,135          -7.77%
                                                           1.35%           862,523        7.610215         6,563,985          -7.79%
                                                           1.40%           591,335        7.601882         4,495,259          -7.82%
                                                           1.45%            79,255        7.593568           601,828          -7.84%
                                                           1.50%           228,440        7.585250         1,732,775          -7.86%
                                                           1.55%           123,095        7.576934           932,683          -7.89%
                                                           1.60%           148,059        7.568630         1,120,604          -7.91%
                                                           1.65%           266,245        7.560312         2,012,895          -7.93%
                                                           1.70%            11,031        7.552027            83,306          -7.96%
                                                           1.75%           107,572        7.543729           811,494          -7.98%
                                                           1.80%           174,208        7.535442         1,312,734          -8.00%
                                                           1.85%            25,050        7.527161           188,555          -8.02%
                                                           1.90%             7,709        7.518881            57,963          -8.05%
                                                           1.95%             2,141        7.510608            16,080          -8.07%
                                                           2.00%             1,510        7.502340            11,329          -8.09%
                                                           2.05%            14,618        7.494082           109,548          -8.12%
                                                           2.10%             1,609        7.485816            12,045          -8.14%
                                                           2.15%               101        7.477560               755          -8.16%
                                                           2.20%            10,863        7.469318            81,139          -8.19%
                                                           2.25%             4,233        7.461078            31,583          -8.21%
                                                           0.95%    EV   1,818,166       12.039729        21,890,226          -7.83%
                                                           1.00%    EV     823,222       12.020411         9,895,467          -7.86%
                                                           1.05%    EV      92,565       12.001106         1,110,882          -7.88%
                                                           1.10%    EV     813,777       11.981839         9,750,545          -7.90%
                                                           1.15%    EV     243,591       11.962591         2,913,980          -7.92%
                                                           1.20%    EV     116,989       11.943341         1,397,240          -7.95%
                                                           1.25%    EV     154,551       11.924141         1,842,888          -7.97%
                                                           1.30%    EV      48,063       11.904955           572,188          -7.99%

                                                           CONTRACT                       UNIT           CONTRACT           TOTAL
                                                         EXPENSE RATE*       UNITS     FAIR VALUE     OWNERS' EQUITY       RETURN**
                                                          ------------       -----     -----------    --------------      ---------
                                                           1.35%    EV      39,901       11.885790           474,255          -8.02%
                                                           1.40%    EV      45,150       11.866637           535,779          -8.04%
                                                           1.45%    EV      28,909       11.847525           342,500          -8.06%
                                                           1.50%    EV      33,949       11.828413           401,563          -8.09%
                                                           1.55%    EV      43,400       11.809331           512,525          -8.11%
                                                           1.60%    EV      35,113       11.790260           413,991          -8.13%
                                                           1.65%    EV       4,541       11.771244            53,453          -8.15%
                                                           1.70%    EV      14,059       11.752218           165,224          -8.18%
                                                           1.75%    EV       1,224       11.733211            14,361          -8.20%
                                                           1.80%    EV       1,198       11.714225            14,034          -8.22%
                                                           1.85%    EV       1,084       11.695252            12,678          -8.25%
                                                           1.95%    EV       1,773       11.657425            20,669          -8.29%
                                                           2.10%    EV       1,059       11.600784            12,285          -8.36%
                                                           2.25%    EV         343       11.544362             3,960          -8.43%
                                                           2.40%    EV          30       11.488114               345          -8.50%

Oppenheimer Main Street Growth & Income Fund/VA -
  Initial Class 2002 ...................................   0.95%        10,775,973        9.543441       102,840,240          -7.46%
                                                           1.00%         5,682,345        9.521088        54,102,118          -7.49%
                                                           1.05%           981,558        9.498756         9,323,579          -7.51%
                                                           1.10%         1,246,111       11.010568        13,720,460          -7.53%
                                                           1.15%           570,263       10.989829         6,267,087          -7.56%
                                                           1.20%         3,759,779       10.801586        40,611,584          -7.58%
                                                           1.25%           459,316       10.780707         4,951,754          -7.60%
                                                           1.30%           865,319       10.759881         9,310,729          -7.63%
                                                           1.35%           587,908       10.906896         6,412,251          -7.65%
                                                           1.40%           456,580       10.886237         4,970,438          -7.67%
                                                           1.45%            95,345       10.865597         1,035,980          -7.69%
                                                           1.50%           341,092       10.845006         3,699,145          -7.72%
                                                           1.55%            95,305       10.824430         1,031,622          -7.74%
                                                           1.60%            70,696       10.803883           763,791          -7.76%
                                                           1.65%           263,024       10.783362         2,836,283          -7.79%
                                                           1.70%            31,340        7.873598           246,759          -7.81%
                                                           1.75%            85,662        7.860962           673,386          -7.83%
                                                           1.80%           179,421        7.848362         1,408,161          -7.86%
                                                           1.85%            22,389        7.835764           175,435          -7.88%
                                                           1.90%            10,528        7.823158            82,362          -7.90%
                                                           1.95%             2,989        7.810592            23,346          -7.92%
                                                           2.00%               164        7.798030             1,279          -7.95%
                                                           2.05%            15,111        7.785473           117,646          -7.97%
                                                           2.20%            30,679        7.747916           237,698          -8.04%
                                                           2.25%             3,217        7.235256            23,276          -8.06%
                                                           0.95%    EV   4,112,537       10.884300        44,762,086          -7.69%
                                                           1.00%    EV   2,800,946       10.863696        30,428,626          -7.71%
                                                           1.05%    EV     262,918       10.843091         2,850,844          -7.73%
                                                           1.10%    EV   1,240,529       10.822536        13,425,670          -7.76%
                                                           1.15%    EV     435,485       10.802020         4,704,118          -7.78%
                                                           1.20%    EV     199,167       10.781494         2,147,318          -7.80%
                                                           1.25%    EV     173,367        8.756448         1,518,079          -7.83%
                                                           1.30%    EV      67,811        8.741098           592,743          -7.85%
                                                           1.35%    EV      68,266        8.725773           595,674          -7.87%
                                                           1.40%    EV     228,348        8.710473         1,989,019          -7.90%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                           CONTRACT                        UNIT          CONTRACT           TOTAL
                                                         EXPENSE RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY       RETURN**
                                                          ------------       -----      ----------    --------------    ------------
                                                           1.45%    EV      44,544        8.695181           387,318          -7.92%
                                                           1.50%    EV      50,222        8.679885           435,921          -7.94%
                                                           1.55%    EV     119,737        8.664646         1,037,479          -7.96%
                                                           1.60%    EV      37,541        8.649396           324,707          -7.99%
                                                           1.65%    EV      26,762        8.634191           231,068          -8.01%
                                                           1.70%    EV      29,874        8.618996           257,484          -8.03%
                                                           1.75%    EV      19,422        8.603806           167,103          -8.06%
                                                           1.80%    EV       6,984        8.588662            59,983          -8.08%
                                                           1.85%    EV       2,169        8.573514            18,596          -8.10%
                                                           1.90%    EV         582        8.558399             4,981          -8.13%
                                                           1.95%    EV         504        8.543274             4,306          -8.15%
                                                           2.00%    EV         913        8.528204             7,786          -8.17%
                                                           2.05%    EV       1,122        8.513156             9,552          -8.20%

Strong GVIT Mid Cap Growth Fund - Class I
  2002 .................................................   0.95%         2,695,284        9.309585        25,091,962         -24.08%
                                                           1.00%         1,573,602        9.287735        14,615,186         -24.10%
                                                           1.05%           162,395        9.265911         1,504,738         -24.12%
                                                           1.10%           359,647       10.129221         3,642,884         -24.14%
                                                           1.15%           125,507       10.109905         1,268,862         -24.16%
                                                           1.20%           993,670        9.929850         9,866,994         -24.18%
                                                           1.25%           109,155        9.910641         1,081,797         -24.20%
                                                           1.30%           278,015        9.891457         2,749,974         -24.22%
                                                           1.35%            90,921       10.033511           912,257         -24.24%
                                                           1.40%            86,638       10.014486           867,635         -24.25%
                                                           1.45%            20,011        9.995479           200,020         -24.27%
                                                           1.50%            66,152        9.976498           659,965         -24.29%
                                                           1.55%            17,113        9.957551           170,404         -24.31%
                                                           1.60%            12,609        9.938625           125,316         -24.33%
                                                           1.65%            23,902        9.919735           237,102         -24.35%
                                                           1.70%             2,319        6.317197            14,650         -24.37%
                                                           1.75%            11,210        6.307057            70,702         -24.39%
                                                           1.80%            31,089        6.296921           195,765         -24.41%
                                                           1.85%             1,523        6.286797             9,575         -24.42%
                                                           1.90%             1,558        6.276672             9,779         -24.44%
                                                           1.95%             1,035        6.266568             6,486         -24.46%
                                                           2.00%               605        6.256484             3,785         -24.48%
                                                           2.05%               667        6.246391             4,166         -24.50%
                                                           2.25%               344        3.933716             1,353         -24.58%
                                                           0.95%    EV     850,482       10.001170         8,505,815         -24.33%
                                                           1.00%    EV   1,152,408        9.982192        11,503,558         -24.34%
                                                           1.05%    EV      60,066        9.963236           598,452         -24.36%
                                                           1.10%    EV     405,785        9.944323         4,035,257         -24.38%
                                                           1.15%    EV      83,107        9.925421           824,872         -24.40%
                                                           1.20%    EV      51,754        9.906543           512,703         -24.42%
                                                           1.25%    EV      54,766        7.703612           421,896         -24.44%
                                                           1.30%    EV       3,381        7.690094            26,000         -24.46%
                                                           1.35%    EV      22,008        7.676586           168,946         -24.48%
                                                           1.40%    EV      52,925        7.663089           405,569         -24.50%
                                                           1.45%    EV      24,799        7.649618           189,703         -24.51%
                                                           1.50%    EV      20,259        7.636145           154,701         -24.53%

                                                            CONTRACT                        UNIT         CONTRACT          TOTAL
                                                         EXPENSE RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY      RETURN**
                                                         -------------       -----      ----------    --------------   ------------
                                                           1.55%    EV      39,528        7.622708           301,310         -24.55%
                                                           1.60%    EV      16,133        7.609290           122,761         -24.57%
                                                           1.65%    EV       5,548        7.595887            42,142         -24.59%
                                                           1.70%    EV      11,283        7.582486            85,553         -24.61%
                                                           1.75%    EV       4,642        7.569106            35,136         -24.63%
                                                           1.80%    EV         323        7.555748             2,441         -24.65%
                                                           1.85%    EV         999        7.542398             7,535         -24.67%
                                                           1.90%    EV         159        7.529074             1,197         -24.69%
                                                           1.95%    EV          22        7.515761               165         -24.70%
                                                           2.00%    EV         101        7.502480               758         -24.72%
Strong Opportunity Fund II, Inc.
  2002 .................................................   0.95%         4,975,043        7.903914        39,322,496         -15.56%
                                                           1.00%         1,843,675        7.895356        14,556,426         -15.58%
                                                           1.05%           207,935        7.886735         1,639,928         -15.61%
                                                           1.10%         1,279,899        7.878201        10,083,217         -15.63%
                                                           1.15%           731,279        7.869549         5,754,829         -15.65%
                                                           1.20%         3,744,840        7.860928        29,437,918         -15.67%
                                                           1.25%           393,658        7.852345         3,091,142         -15.69%
                                                           1.30%           628,668        7.843769         4,931,130         -15.71%
                                                           1.35%           720,089        7.835192         5,642,033         -15.73%
                                                           1.40%           453,457        7.826621         3,549,036         -15.75%
                                                           1.45%            33,116        7.818052           258,903         -15.77%
                                                           1.50%           286,031        7.809487         2,233,755         -15.79%
                                                           1.55%            82,629        7.800936           644,584         -15.82%
                                                           1.60%           189,753        7.792384         1,478,628         -15.84%
                                                           1.65%           233,630        7.783833         1,818,537         -15.86%
                                                           1.70%            11,333        7.775295            88,117         -15.88%
                                                           1.75%           119,482        7.766756           927,988         -15.90%
                                                           1.80%           142,597        7.758225         1,106,300         -15.92%
                                                           1.85%             9,495        7.749705            73,583         -15.94%
                                                           1.90%             9,143        7.741193            70,778         -15.96%
                                                           1.95%             2,318        7.732666            17,924         -15.98%
                                                           2.05%            45,884        7.715639           354,024         -16.03%
                                                           2.15%                91        7.698645               701         -16.07%
                                                           2.20%            23,637        7.690151           181,772         -16.09%
                                                           0.95%    EV   1,709,859        9.925523        16,971,245         -15.77%
                                                           1.00%    EV   1,538,586        9.909605        15,246,780         -15.79%
                                                           1.05%    EV     102,337        9.893692         1,012,491         -15.81%
                                                           1.10%    EV   1,128,916        9.877797        11,151,203         -15.83%
                                                           1.15%    EV     303,871        9.861937         2,996,757         -15.85%
                                                           1.20%    EV     111,259        9.846081         1,095,465         -15.87%
                                                           1.25%    EV     148,727        9.830232         1,462,021         -15.89%
                                                           1.30%    EV      63,436        9.814414           622,587         -15.91%
                                                           1.35%    EV      41,656        9.798608           408,171         -15.94%
                                                           1.40%    EV      76,091        9.782833           744,386         -15.96%
                                                           1.45%    EV      14,928        9.767058           145,803         -15.98%
                                                           1.50%    EV      54,024        9.751302           526,804         -16.00%
                                                           1.55%    EV      94,134        9.735575           916,449         -16.02%
                                                           1.60%    EV      25,914        9.719855           251,880         -16.04%
                                                           1.65%    EV       3,623        9.704156            35,158         -16.06%
                                                           1.70%    EV      19,426        9.688465           188,208         -16.08%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.75% EV         6,229        9.672823           60,252      -16.10%
                                                     1.80% EV         3,803        9.657156           36,726      -16.13%
                                                     1.85% EV        12,630        9.641529          121,773      -16.15%
                                                     1.95% EV        34,987        9.610320          336,236      -16.19%
                                                     2.00% EV         3,845        9.594749           36,892      -16.21%
                                                     2.05% EV         1,495        9.579198           14,321      -16.23%
                                                     2.10% EV         4,736        9.563637           45,293      -16.25%
                                                     2.15% EV           142        9.548116            1,356      -16.27%
                                                     2.20% EV           884        9.532605            8,427      -16.29%
                                                     2.25% EV           937        9.517116            8,918      -16.32%

     Turner GVIT Growth Focus Fund - Class I
        2002.....................................    0.95%          320,868        2.466519          791,427      -35.47%
                                                     1.00%          171,867        2.464342          423,539      -35.48%
                                                     1.05%            1,243        2.462175            3,060      -35.50%
                                                     1.10%           49,072        2.459999          120,717      -35.52%
                                                     1.15%           33,799        2.457830           83,072      -35.53%
                                                     1.20%           91,775        2.455658          225,368      -35.55%
                                                     1.25%           10,727        2.453487           26,319      -35.57%
                                                     1.30%            4,585        2.451316           11,239      -35.58%
                                                     1.35%           17,150        2.449156           42,003      -35.60%
                                                     1.40%            5,177        2.446987           12,668      -35.61%
                                                     1.45%            6,862        2.444812           16,776      -35.63%
                                                     1.50%              669        2.442651            1,634      -35.65%
                                                     1.65%            1,596        2.436162            3,888      -35.69%
                                                     1.85%            2,258        2.427520            5,481      -35.76%
                                                     0.95% EV       101,777        2.276886          231,735      -35.70%
                                                     1.00% EV       648,414        2.274562        1,474,858      -35.71%
                                                     1.05% EV        31,556        2.272245           71,703      -35.73%
                                                     1.10% EV        72,655        2.269932          164,922      -35.75%
                                                     1.15% EV         8,652        2.267624           19,619      -35.76%
                                                     1.20% EV        22,488        2.265308           50,942      -35.78%
                                                     1.25% EV        27,145        2.262988           61,429      -35.80%
                                                     1.30% EV         4,124        2.260681            9,323      -35.81%
                                                     1.35% EV           187        2.258369              422      -35.83%
                                                     1.40% EV         8,524        2.256061           19,231      -35.84%
                                                     1.55% EV           655        2.249141            1,473      -35.89%
                                                     1.60% EV         5,259        2.246844           11,816      -35.91%
                                                     1.90% EV           114        2.233044              255      -36.01%

     Turner GVIT Growth Focus Fund - Class III
        2002.....................................    0.95%            9,016        8.476298           76,422      -15.24% 05/01/02
                                                     1.00%            2,820        8.475617           23,901      -15.24% 05/01/02
                                                     1.10%              666        8.474251            5,644      -15.26% 05/01/02
                                                     1.15%              135        8.473569            1,144      -15.26% 05/01/02
                                                     1.20%              337        8.472885            2,855      -15.27% 05/01/02
                                                     1.25%               46        8.472202              390      -15.28% 05/01/02
                                                     1.35%            4,677        8.470835           39,618      -15.29% 05/01/02
                                                     1.40%               10        8.470149               85      -15.30% 05/01/02
                                                     0.95% EV         4,903        8.469885           41,528      -15.30% 05/01/02
                                                     1.00% EV         5,648        8.469202           47,834      -15.31% 05/01/02

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.10% EV         2,052        8.467834           17,376      -15.32% 05/01/02
                                                     1.20% EV           180        8.466468            1,524      -15.34% 05/01/02
                                                     1.25% EV           627        8.465785            5,308      -15.34% 05/01/02
                                                     1.40% EV           253        8.463739            2,141      -15.36% 05/01/02
                                                     1.55% EV            89        8.461676              753      -15.38% 05/01/02

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002.....................................    0.95%        2,505,482        6.793177        17,020,223        6.32%
                                                     1.00%        1,110,350        6.777260         7,525,128        6.30%
                                                     1.05%          224,052        6.761340         1,514,892        6.27%
                                                     1.10%           59,117       14.843988           877,583        6.24%
                                                     1.15%           32,229       14.816960           477,531        6.22%
                                                     1.20%        1,183,577       14.169073        16,770,189        6.19%
                                                     1.25%           39,329       14.141487           556,178        6.16%
                                                     1.30%           78,762       14.114307         1,111,672        6.14%
                                                     1.35%           48,444       14.704953           712,367        6.11%
                                                     1.40%           36,277       14.677102           532,441        6.09%
                                                     1.45%            9,891       14.649262           144,896        6.06%
                                                     1.50%           17,511       14.621481           256,037        6.03%
                                                     1.55%            5,548       14.593742            80,966        6.01%
                                                     1.60%            4,794       14.566027            69,830        5.98%
                                                     1.65%           19,640       14.538358           285,533        5.95%
                                                     1.70%              555        9.111846             5,057        5.93%
                                                     1.75%            1,336        9.097229            12,154        5.90%
                                                     1.80%            9,341        9.082611            84,841        5.87%
                                                     1.85%              507        9.068012             4,597        5.85%
                                                     1.90%              751        9.053457             6,799        5.82%
                                                     2.05%            2,228        9.009811            20,074        5.74%
                                                     2.20%              941        8.966328             8,437        5.66%
                                                     0.95% EV       443,043       14.672239         6,500,433        6.09%
                                                     1.00% EV       191,255       14.644439         2,800,822        6.07%
                                                     1.05% EV        16,524       14.616664           241,526        6.04%
                                                     1.10% EV        89,295       14.588946         1,302,720        6.02%
                                                     1.15% EV        19,385       14.561245           282,270        5.99%
                                                     1.20% EV        15,872       14.533587           230,677        5.96%
                                                     1.25% EV        11,860       12.048454           142,895        5.94%
                                                     1.30% EV         7,371       12.027326            88,653        5.91%
                                                     1.35% EV         5,852       12.006202            70,260        5.88%
                                                     1.40% EV         9,366       11.985131           112,253        5.86%
                                                     1.45% EV         6,646       11.964070            79,513        5.83%
                                                     1.50% EV         2,491       11.943050            29,750        5.80%
                                                     1.55% EV         7,736       11.922053            92,229        5.78%
                                                     1.60% EV         6,494       11.901060            77,285        5.75%
                                                     1.65% EV         3,046       11.880126            36,187        5.72%
                                                     1.70% EV         4,879       11.859199            57,861        5.70%
                                                     1.75% EV           591       11.838321             6,996        5.67%
                                                     1.80% EV            26       11.817436               307        5.65%
                                                     1.85% EV           151       11.796589             1,781        5.62%
                                                     1.95% EV            23       11.754978               270        5.57%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
    Van Eck WIT - Worldwide Hard Assets Fund
       2002......................................    0.95%        1,081,906        7.838204         8,480,186        8.83%
                                                     1.00%          405,012        7.819786         3,167,107        8.80%
                                                     1.05%          179,004        7.801455         1,396,492        8.77%
                                                     1.10%           32,463       12.596014           408,890        8.74%
                                                     1.15%           35,305       12.571751           443,846        8.72%
                                                     1.20%          440,505       13.389642         5,898,204        8.69%
                                                     1.25%            7,640       13.363755           102,099        8.66%
                                                     1.30%           19,197       13.337925           256,048        8.64%
                                                     1.35%           37,450       12.476877           467,259        8.61%
                                                     1.40%           42,014       12.453256           523,211        8.58%
                                                     1.45%            3,718       12.429652            46,213        8.56%
                                                     1.50%            4,137       12.406081            51,324        8.53%
                                                     1.55%            8,164       12.382537           101,091        8.50%
                                                     1.60%            1,382       12.359028            17,080        8.47%
                                                     1.65%            3,761       12.335569            46,394        8.45%
                                                     1.70%               60       10.438474               626        8.42%
                                                     1.75%           65,714       10.421741           684,854        8.39%
                                                     1.80%            3,052       10.405011            31,756        8.37%
                                                     1.85%               91       10.388326               945        8.34%
                                                     2.05%              157       10.321698             1,621        8.23%
                                                     0.95% EV       317,745       12.464092         3,960,403        8.58%
                                                     1.00% EV       114,528       12.440487         1,424,784        8.55%
                                                     1.05% EV         3,481       12.416917            43,223        8.52%
                                                     1.10% EV        47,217       12.393393           585,179        8.50%
                                                     1.15% EV        11,446       12.369857           141,585        8.47%
                                                     1.20% EV         8,711       12.346402           107,550        8.44%
                                                     1.25% EV         8,658       12.173903           105,402        8.42%
                                                     1.30% EV         4,470       12.152593            54,322        8.39%
                                                     1.35% EV        47,096       12.131295           571,335        8.36%
                                                     1.40% EV         1,850       12.109997            22,403        8.34%
                                                     1.45% EV         3,682       12.088757            44,511        8.31%
                                                     1.50% EV         1,095       12.067546            13,214        8.28%
                                                     1.55% EV         4,536       12.046345            54,642        8.25%
                                                     1.60% EV         3,444       12.025163            41,415        8.23%
                                                     1.70% EV         2,419       11.982908            28,987        8.17%
                                                     1.80% EV           345       11.940749             4,120        8.12%
                                                     1.85% EV            61       11.919717               727        8.09%

    Van Kampen UIF - Emerging Markets Debt Portfolio
         2002...................................     0.95%          798,907       11.366310         9,080,600       -0.32%
                                                     1.00%          288,898       11.339611         3,275,991       -0.35%
                                                     1.05%           64,557       11.313014           730,334       -0.37%
                                                     1.10%           26,846       17.420777           467,681       -0.40%
                                                     1.15%           17,403       17.388042           302,603       -0.42%
                                                     1.20%          177,547       17.366617         3,083,390       -0.45%
                                                     1.25%           22,723       17.332980           393,859       -0.47%
                                                     1.30%           10,220       17.299555           176,801       -0.50%
                                                     1.35%           11,233       17.256830           193,846       -0.52%
                                                     1.40%           14,210       17.224179           244,756       -0.55%
                                                     1.45%            3,910       17.191565            67,219       -0.57%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.50%            9,446       17.158972           162,084       -0.60%
                                                     1.55%            1,242       17.126471            21,271       -0.62%
                                                     1.60%            4,073       17.093983            69,624       -0.64%
                                                     1.65%            8,759       17.061514           149,442       -0.67%
                                                     1.70%            1,037       13.192903            13,681       -0.69%
                                                     1.75%           11,874       13.171779           156,402       -0.72%
                                                     1.80%            3,072       13.150660            40,399       -0.74%
                                                     1.85%            2,259       13.129563            29,660       -0.77%
                                                     1.90%            1,492       13.108477            19,558       -0.79%
                                                     2.00%              343       13.066395             4,482       -0.84%
                                                     2.05%            1,095       13.045394            14,285       -0.87%
                                                     2.20%            2,119       12.982530            27,510       -0.94%
                                                     0.95% EV       175,023       17.260947         3,021,063       -0.52%
                                                     1.00% EV        72,876       17.228282         1,255,528       -0.55%
                                                     1.05% EV         9,027       17.195640           155,225       -0.57%
                                                     1.10% EV        45,476       17.163099           780,509       -0.60%
                                                     1.15% EV        18,593       17.130572           318,509       -0.62%
                                                     1.20% EV        12,506       17.098084           213,829       -0.64%
                                                     1.25% EV         8,755       15.704221           137,490       -0.67%
                                                     1.30% EV         6,691       15.676713           104,893       -0.69%
                                                     1.35% EV         3,528       15.649277            55,211       -0.72%
                                                     1.40% EV         8,286       15.621836           129,443       -0.74%
                                                     1.45% EV         3,029       15.594468            47,236       -0.77%
                                                     1.50% EV           641       15.567096             9,979       -0.79%
                                                     1.55% EV         2,490       15.539788            38,694       -0.82%
                                                     1.60% EV         2,862       15.512514            44,397       -0.84%
                                                     1.65% EV            14       15.485256               217       -0.87%
                                                     1.70% EV         2,616       15.458049            40,438       -0.89%
                                                     1.80% EV         1,521       15.403713            23,429       -0.94%
                                                     1.85% EV           372       15.376596             5,720       -0.97%
                                                     1.95% EV         1,299       15.322443            19,904       -1.02%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2002.....................................    0.95%          317,912        4.907163         1,560,039      -18.82%
                                                     1.00%          104,839        4.901795           513,899      -18.84%
                                                     1.05%            8,776        4.896440            42,971      -18.86%
                                                     1.10%          110,000        4.890984           538,020      -18.88%
                                                     1.15%           67,996        4.885743           332,211      -18.90%
                                                     1.20%          677,650        4.880407         3,307,208      -18.92%
                                                     1.25%           46,119        4.875055           224,833      -18.95%
                                                     1.30%           15,514        4.869729            75,549      -18.97%
                                                     1.35%          158,171        4.864388           769,405      -18.99%
                                                     1.40%           55,181        4.859069           268,127      -19.01%
                                                     1.45%            8,421        4.853728            40,873      -19.03%
                                                     1.50%          141,894        4.848408           687,960      -19.05%
                                                     1.55%            6,248        4.843098            30,260      -19.07%
                                                     1.60%           11,167        4.837770            54,023      -19.09%
                                                     1.65%          174,464        4.832462           843,091      -19.11%
                                                     1.70%            1,227        4.827145             5,923      -19.13%
                                                     1.75%           25,278        4.821842           121,887      -19.15%
                                                     1.80%           53,669        4.816537           258,499      -19.17%
                                                     1.85%              928        4.811237             4,465      -19.19%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.90%            2,296        4.805939            11,034      -19.21%
                                                     1.95%              430        4.800641             2,064      -19.23%
                                                     2.00%              108        4.795352               518      -19.25%
                                                     2.05%           22,985        4.790061           110,100      -19.27%
                                                     2.20%           22,580        4.774212           107,802      -19.33%
                                                     0.95% EV       223,233        7.107224         1,586,567      -19.07%
                                                     1.00% EV       116,319        7.097521           825,577      -19.09%
                                                     1.05% EV         8,189        7.087788            58,042      -19.11%
                                                     1.10% EV        70,925        7.078084           502,013      -19.13%
                                                     1.15% EV         8,502        7.068400            60,096      -19.15%
                                                     1.20% EV        18,507        7.058701           130,635      -19.17%
                                                     1.25% EV         7,798        7.049024            54,968      -19.19%
                                                     1.30% EV         6,479        7.039353            45,608      -19.21%
                                                     1.35% EV         1,182        7.029698             8,309      -19.23%
                                                     1.40% EV        24,108        7.020036           169,239      -19.25%
                                                     1.45% EV           193        7.010406             1,353      -19.27%
                                                     1.50% EV         2,290        7.000762            16,032      -19.29%
                                                     1.55% EV         1,115        6.991120             7,795      -19.31%
                                                     1.60% EV         3,326        6.981510            23,221      -19.33%
                                                     1.65% EV         2,079        6.971894            14,495      -19.35%
                                                     1.70% EV           101        6.962289               703      -19.37%
                                                     1.80% EV            57        6.943110               396      -19.41%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2002.....................................    0.95%        4,713,407       13.138954        61,929,219        9.92%
                                                     1.00%        1,413,615       13.108112        18,529,824        9.89%
                                                     1.05%          303,395       13.077370         3,967,609        9.86%
                                                     1.10%          394,424       15.035347         5,930,167        9.83%
                                                     1.15%          222,048       15.006638         3,332,183        9.81%
                                                     1.20%        1,541,509       15.455962        23,825,503        9.78%
                                                     1.25%          105,696       15.426177         1,630,477        9.75%
                                                     1.30%          239,000       15.396277         3,679,707        9.72%
                                                     1.35%          176,424       14.893390         2,627,551        9.70%
                                                     1.40%          197,119       14.865173         2,930,208        9.67%
                                                     1.45%           20,298       14.837015           301,162        9.64%
                                                     1.50%           65,424       14.808885           968,856        9.62%
                                                     1.55%           20,044       14.780788           296,266        9.59%
                                                     1.60%           30,999       14.752742           457,320        9.56%
                                                     1.65%           75,602       14.724729         1,113,219        9.53%
                                                     1.70%           14,234       13.414292           190,939        9.51%
                                                     1.75%          119,415       13.392794         1,599,300        9.48%
                                                     1.80%           37,581       13.371320           502,508        9.45%
                                                     1.85%           53,652       13.349855           716,246        9.42%
                                                     1.90%            7,021       13.328420            93,579        9.40%
                                                     1.95%            1,210       13.307013            16,101        9.37%
                                                     2.00%            1,389       13.285602            18,454        9.34%
                                                     2.05%            9,749       13.264253           129,313        9.32%
                                                     2.10%                3       13.242925                40        9.29%
                                                     2.15%               32       13.221622               423        9.26%
                                                     2.20%            6,168       13.200305            81,419        9.23%
                                                     2.25%            4,283       14.236291            60,974        9.21%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     0.95% EV     1,452,077       14.844153        21,554,853        9.70%
                                                     1.00% EV       463,961       14.818264         6,875,097        9.67%
                                                     1.05% EV        48,467       14.792367           716,942        9.65%
                                                     1.10% EV       374,275       14.766497         5,526,731        9.62%
                                                     1.15% EV       201,432       14.740662         2,969,241        9.59%
                                                     1.20% EV        77,239       14.714874         1,136,562        9.57%
                                                     1.25% EV        43,458       14.689148           638,361        9.54%
                                                     1.30% EV        23,165       14.663403           339,678        9.51%
                                                     1.35% EV        14,517       14.637741           212,496        9.48%
                                                     1.40% EV        91,950       14.612085         1,343,581        9.46%
                                                     1.45% EV        10,933       14.586441           159,474        9.43%
                                                     1.50% EV        10,832       14.560839           157,723        9.40%
                                                     1.55% EV        68,206       14.535283           991,394        9.37%
                                                     1.60% EV        27,445       14.509750           398,220        9.35%
                                                     1.65% EV        21,171       14.484241           306,646        9.32%
                                                     1.70% EV        25,340       14.458776           366,385        9.29%
                                                     1.75% EV         1,662       14.433344            23,988        9.26%
                                                     1.80% EV         5,011       14.407916            72,198        9.24%
                                                     1.85% EV        12,646       14.382570           181,882        9.21%
                                                     1.95% EV        20,210       14.331911           289,648        9.16%
                                                     2.00% EV           984       14.306624            14,078        9.13%
                                                     2.05% EV           737       14.281379            10,525        9.10%
                                                     2.10% EV         2,757       14.256169            39,304        9.07%
                                                     2.15% EV            70       14.230991               996        9.05%
                                                     2.20% EV           576       14.205841             8,183        9.02%
                                                     2.25% EV           473       14.180719             6,707        8.99%
                                                     2.40% EV            26       14.105538               367        8.91%

     Victory VIF - Diversified Stock Fund Class A
        Shares 2002...............................   0.95%           63,857        8.483092           541,705      -13.88%
                                                     1.00%           48,453        8.473859           410,584      -13.90%
                                                     1.05%            4,983        8.464636            42,179      -13.92%
                                                     1.10%          124,993        8.455395         1,056,865      -13.94%
                                                     1.15%           30,458        8.446172           257,254      -13.96%
                                                     1.20%          428,200        8.377356         3,587,184      -13.98%
                                                     1.25%           32,766        8.364715           274,078      -14.01%
                                                     1.30%           15,905        8.352087           132,840      -14.03%
                                                     1.35%            1,060        8.339467             8,840      -14.05%
                                                     1.40%            5,878        8.326876            48,945      -14.07%
                                                     1.50%           13,625        8.301715           113,111      -14.11%
                                                     1.55%            5,677        8.289157            47,058      -14.13%
                                                     1.60%            5,368        8.276609            44,429      -14.16%
                                                     1.65%            4,962        8.264087            41,006      -14.18%
                                                     0.95% EV        91,244        8.325390           759,642      -14.08%
                                                     1.00% EV       787,356        8.312766         6,545,106      -14.10%
                                                     1.05% EV         5,947        8.300155            49,361      -14.13%
                                                     1.10% EV       225,517        8.287555         1,868,985      -14.15%
                                                     1.15% EV        38,607        8.274992           319,473      -14.17%
                                                     1.20% EV         7,608        8.262414            62,860      -14.19%
                                                     1.25% EV        26,724        8.249859           220,469      -14.21%
                                                     1.30% EV        48,441        8.237324           399,024      -14.23%
                                                     1.35% EV         1,566        8.224771            12,880      -14.25%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.40% EV         5,876        8.212256            48,255      -14.28%
                                                     1.45% EV         1,086        8.199747             8,905      -14.30%
                                                     1.55% EV         4,766        8.174761            38,961      -14.34%
                                                     1.60% EV         8,481        8.162299            69,224      -14.36%
                                                     1.70% EV        18,890        8.137407           153,716      -14.40%
                                                     1.85% EV         3,390        8.100160            27,460      -14.47%
        Initial Deposit Funding..................      -            100,000        8.685110           868,511      -12.93%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2002.....................................    1.20%           80,077       11.746994           940,664        2.50%
                                                     1.25%              412       11.729299             4,832        2.47%
                                                     1.50%            4,082       11.641037            47,519        2.35%
                                                     1.65%              750       11.588294             8,691        2.27%
        Initial Deposit Funding..................      -            100,000       12.214790         1,221,479        3.45%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2002.....................................    0.95%            6,398       11.193593            71,617        6.81%
                                                     1.00%            6,212       11.181419            69,459        6.78%
                                                     1.10%            4,613       11.157050            51,467        6.73%
                                                     1.15%            2,073       11.144916            23,103        6.70%
                                                     1.20%           45,714       11.692387           534,506        6.67%
                                                     1.25%            1,305       11.674750            15,236        6.65%
                                                     1.30%              548       11.657115             6,388        6.62%
                                                     1.40%            1,349       11.621906            15,678        6.57%
                                                     1.50%            1,640       11.586824            19,002        6.51%
                                                     1.55%              123       11.569316             1,423        6.49%
                                                     1.60%            2,359       11.551815            27,251        6.46%
                                                     1.65%            1,564       11.534326            18,040        6.44%
                                                     0.95% EV         9,629       11.627686           111,963        6.58%
                                                     1.00% EV        26,835       11.610079           311,556        6.55%
                                                     1.05% EV         5,457       11.592482            63,260        6.52%
                                                     1.10% EV        27,841       11.574896           322,257        6.50%
                                                     1.15% EV         3,575       11.557313            41,317        6.47%
                                                     1.25% EV           498       11.522222             5,738        6.42%
                                                     1.55% EV           315       11.417406             3,596        6.26%
                                                     1.60% EV         1,329       11.400011            15,151        6.23%
                                                     1.70% EV           190       11.365264             2,159        6.18%
        Initial Deposit Funding..................      -            100,000       12.121880         1,212,188        7.76%

     W & R Target Funds - Asset Strategy Portfolio
        2002.....................................    0.95%        1,077,870        9.492108        10,231,258        2.52%
                                                     1.00%           39,290        9.484587           372,649        2.49%
                                                     1.05%           17,387        9.477049           164,777        2.47%
                                                     1.10%          891,358        9.469518         8,440,731        2.44%
                                                     1.15%          219,242        9.461993         2,074,466        2.42%
                                                     1.20%           22,867        9.454472           216,195        2.39%
                                                     1.25%           29,194        9.446957           275,794        2.37%
                                                     1.30%              973        9.439432             9,185        2.34%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.35%           36,415        9.431910           343,463        2.32%
                                                     1.40%          101,930        9.424393           960,628        2.29%
                                                     1.45%           31,224        9.416876           294,033        2.27%
                                                     1.50%           24,919        9.409378           234,472        2.24%
                                                     1.55%           38,438        9.401849           361,388        2.21%
                                                     1.60%            8,344        9.394357            78,387        2.19%
                                                     1.65%            3,522        9.386839            33,060        2.16%
                                                     1.70%            3,859        9.379335            36,195        2.14%
                                                     1.85%            2,564        9.356854            23,991        2.06%
                                                     2.10%              167        9.140117             1,526        1.93%
                                                     0.95% EV     1,591,752        9.430262        15,010,638        2.31%
                                                     1.00% EV       105,392        9.422733           993,081        2.28%
                                                     1.05% EV        52,698        9.415239           496,164        2.26%
                                                     1.10% EV     1,159,212        9.407740        10,905,565        2.23%
                                                     1.15% EV       364,592        9.400229         3,427,248        2.21%
                                                     1.20% EV        82,113        9.392740           771,266        2.18%
                                                     1.25% EV        56,560        9.385248           530,830        2.16%
                                                     1.30% EV         6,131        9.377761            57,495        2.13%
                                                     1.35% EV        15,591        9.370257           146,092        2.11%
                                                     1.40% EV        84,937        9.362782           795,247        2.08%
                                                     1.45% EV        23,984        9.355286           224,377        2.06%
                                                     1.50% EV        43,788        9.347797           409,321        2.03%
                                                     1.55% EV        70,192        9.340328           655,616        2.00%
                                                     1.60% EV        25,257        9.332843           235,720        1.98%
                                                     1.65% EV         4,346        9.325367            40,528        1.95%
                                                     1.70% EV         6,025        9.317894            56,140        1.93%
                                                     1.75% EV           333        9.310408             3,100        1.90%
                                                     1.80% EV        12,353        9.302941           114,919        1.88%
                                                     1.85% EV           773        9.295467             7,185        1.85%
                                                     2.05% EV           124        9.089403             1,127        1.75%

     W & R Target Funds - Balanced Portfolio
        2002.....................................    0.95%        1,274,606        9.143396        11,654,227       -4.16%
                                                     1.00%           33,565        9.136136           306,654       -4.18%
                                                     1.05%           26,898        9.128875           245,548       -4.21%
                                                     1.10%          711,241        9.121625         6,487,674       -4.23%
                                                     1.15%          216,259        9.114370         1,971,065       -4.25%
                                                     1.20%           16,852        9.107126           153,473       -4.28%
                                                     1.25%           60,464        9.099868           550,214       -4.30%
                                                     1.30%            3,279        9.092614            29,815       -4.32%
                                                     1.35%           18,048        9.085381           163,973       -4.35%
                                                     1.40%           62,863        9.078133           570,679       -4.37%
                                                     1.45%           18,728        9.070892           169,880       -4.40%
                                                     1.50%           18,072        9.063664           163,799       -4.42%
                                                     1.55%            8,535        9.056421            77,297       -4.44%
                                                     1.60%           25,885        9.049177           234,238       -4.47%
                                                     1.65%            1,521        9.041945            13,753       -4.49%
                                                     1.70%              147        9.034718             1,328       -4.52%
                                                     1.80%            1,467        9.020257            13,233       -4.56%
                                                     1.85%            7,639        9.013039            68,851       -4.59%
                                                     2.10%              113        8.840793               999       -4.71%
                                                     0.95% EV     1,504,570        9.084287        13,667,946       -4.36%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.00% EV       144,391        9.077042         1,310,643       -4.38%
                                                     1.05% EV        22,185        9.069810           201,214       -4.40%
                                                     1.10% EV     1,117,261        9.062572        10,125,258       -4.43%
                                                     1.15% EV       286,096        9.055338         2,590,696       -4.45%
                                                     1.20% EV        31,051        9.048121           280,953       -4.48%
                                                     1.25% EV        75,080        9.040893           678,790       -4.50%
                                                     1.30% EV        10,796        9.033672            97,528       -4.52%
                                                     1.35% EV        23,619        9.026465           213,196       -4.55%
                                                     1.40% EV        64,757        9.019241           584,059       -4.57%
                                                     1.45% EV        29,490        9.012019           265,764       -4.59%
                                                     1.50% EV        38,115        9.004814           343,218       -4.62%
                                                     1.55% EV        56,931        8.997608           512,243       -4.64%
                                                     1.60% EV        16,146        8.990386           145,159       -4.67%
                                                     1.65% EV           533        8.983196             4,788       -4.69%
                                                     1.70% EV            76        8.975983               682       -4.71%
                                                     1.75% EV         3,069        8.968785            27,525       -4.74%
                                                     1.80% EV         5,106        8.961586            45,758       -4.76%
                                                     1.85% EV           460        8.954386             4,119       -4.79%
                                                     1.95% EV         7,475        8.939988            66,826       -4.83%

     W & R Target Funds - Bond Portfolio
        2002.....................................    0.95%        1,299,500       11.241048        14,607,742        3.24%
                                                     1.00%           38,263       11.232123           429,775        3.22%
                                                     1.05%           37,167       11.223210           417,133        3.19%
                                                     1.10%          786,074       11.214305         8,815,274        3.17%
                                                     1.15%          196,259       11.205390         2,199,159        3.14%
                                                     1.20%           21,431       11.196489           239,952        3.12%
                                                     1.25%           98,804       11.187581         1,105,378        3.09%
                                                     1.30%            6,627       11.178684            74,081        3.07%
                                                     1.35%           18,599       11.169785           207,747        3.04%
                                                     1.40%          134,078       11.160879         1,496,428        3.01%
                                                     1.45%           12,037       11.151984           134,236        2.99%
                                                     1.50%           42,675       11.143091           475,531        2.96%
                                                     1.55%           14,095       11.134203           156,937        2.94%
                                                     1.60%           35,675       11.125315           396,896        2.91%
                                                     1.65%            8,361       11.116426            92,944        2.89%
                                                     1.75%              118       11.098664             1,310        2.83%
                                                     1.80%            1,122       11.089798            12,443        2.81%
                                                     1.85%               97       11.080910             1,075        2.78%
                                                     2.00%            5,889       11.054322            65,099        2.71%
                                                     2.10%            1,653       10.708562            17,701        2.65%
                                                     2.25%            4,094       10.684203            43,741        2.58%
                                                     0.95% EV     1,724,701       11.174342        19,272,399        3.05%
                                                     1.00% EV       122,880       11.165458         1,372,011        3.03%
                                                     1.05% EV        70,850       11.156568           790,443        3.00%
                                                     1.10% EV     1,065,158       11.147684        11,874,045        2.98%
                                                     1.15% EV       308,474       11.138818         3,436,036        2.95%
                                                     1.20% EV        44,823       11.129934           498,877        2.92%
                                                     1.25% EV       113,981       11.121051         1,267,589        2.90%
                                                     1.30% EV        26,895       11.112184           298,862        2.87%
                                                     1.35% EV        11,802       11.103319           131,041        2.85%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.40% EV        73,802       11.094456           818,793        2.82%
                                                     1.45% EV        26,067       11.085577           288,968        2.80%
                                                     1.50% EV        60,089       11.076722           665,589        2.77%
                                                     1.55% EV        46,657       11.067865           516,393        2.74%
                                                     1.60% EV        20,404       11.059006           225,648        2.72%
                                                     1.65% EV         3,575       11.050156            39,504        2.69%
                                                     1.70% EV            73       11.041293               806        2.67%
                                                     1.75% EV         2,986       11.032449            32,943        2.64%
                                                     1.80% EV        14,428       11.023615           159,049        2.62%
                                                     1.85% EV         7,658       11.014754            84,351        2.59%
                                                     1.90% EV         2,859       11.005924            31,466        2.56%
                                                     2.05% EV           116       10.655078             1,236        2.49%

     W & R Target Funds - Core Equity Portfolio
        2002.....................................    0.95%        4,384,311        7.462182        32,716,527      -13.37%
                                                     1.00%           94,990        7.456250           708,269      -13.39%
                                                     1.05%           91,427        7.450321           681,160      -13.42%
                                                     1.10%        3,625,998        7.444394        26,993,358      -13.44%
                                                     1.15%          626,698        7.438461         4,661,669      -13.46%
                                                     1.20%           76,741        7.432547           570,381      -13.48%
                                                     1.25%          232,672        7.426628         1,727,968      -13.50%
                                                     1.30%            2,698        7.420703            20,021      -13.52%
                                                     1.35%           50,313        7.414788           373,060      -13.54%
                                                     1.40%          571,480        7.408869         4,234,020      -13.57%
                                                     1.45%           40,406        7.402957           299,124      -13.59%
                                                     1.50%          125,200        7.397041           926,110      -13.61%
                                                     1.55%          102,704        7.391128           759,098      -13.63%
                                                     1.60%          287,558        7.385225         2,123,681      -13.65%
                                                     1.65%           12,804        7.379312            94,485      -13.67%
                                                     1.70%           18,192        7.373415           134,137      -13.70%
                                                     1.75%            6,004        7.367501            44,234      -13.72%
                                                     1.80%           11,365        7.361600            83,665      -13.74%
                                                     1.85%           14,631        7.355701           107,621      -13.76%
                                                     1.95%            5,603        7.343918            41,148      -13.80%
                                                     2.00%           31,141        7.338020           228,513      -13.82%
                                                     2.10%           11,411        7.356414            83,944      -13.87%
                                                     2.25%           28,867        7.339659           211,874      -13.93%
                                                     0.95% EV     7,673,572        7.409118        56,854,400      -13.57%
                                                     1.00% EV       665,840        7.403213         4,929,355      -13.59%
                                                     1.05% EV       177,312        7.397302         1,311,630      -13.61%
                                                     1.10% EV     4,247,528        7.391406        31,395,204      -13.64%
                                                     1.15% EV     1,228,360        7.385496         9,072,048      -13.66%
                                                     1.20% EV       174,324        7.379599         1,286,441      -13.68%
                                                     1.25% EV       253,226        7.373707         1,867,214      -13.70%
                                                     1.30% EV        28,476        7.367799           209,805      -13.72%
                                                     1.35% EV       149,607        7.361914         1,101,394      -13.74%
                                                     1.40% EV       505,937        7.356018         3,721,682      -13.76%
                                                     1.45% EV       112,999        7.350133           830,558      -13.79%
                                                     1.50% EV       209,547        7.344240         1,538,963      -13.81%
                                                     1.55% EV       257,432        7.338356         1,889,128      -13.83%
                                                     1.60% EV        40,123        7.332466           294,201      -13.85%
                                                     1.65% EV        23,284        7.326580           170,592      -13.87%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.70% EV         2,575        7.320698            18,851      -13.89%
                                                     1.75% EV         5,053        7.314826            36,962      -13.92%
                                                     1.80% EV        36,706        7.308932           268,282      -13.94%
                                                     1.85% EV        12,594        7.303062            91,975      -13.96%
                                                     1.90% EV           319        7.297185             2,328      -13.98%
                                                     1.95% EV        12,069        7.291316            87,999      -14.00%
                                                     2.05% EV           187        7.311937             1,367      -14.05%

     W & R Target Funds - Growth Portfolio
        2002.....................................    0.95%        4,166,324        7.500740        31,250,513      -12.67%
                                                     1.00%          104,810        7.494778           785,528      -12.70%
                                                     1.05%          105,583        7.488819           790,692      -12.72%
                                                     1.10%        3,567,198        7.482859        26,692,840      -12.74%
                                                     1.15%          687,090        7.476905         5,137,307      -12.76%
                                                     1.20%           78,986        7.470945           590,100      -12.78%
                                                     1.25%          272,707        7.464994         2,035,756      -12.80%
                                                     1.30%            2,475        7.459040            18,461      -12.83%
                                                     1.35%           73,971        7.453096           551,313      -12.85%
                                                     1.40%          447,165        7.447139         3,330,100      -12.87%
                                                     1.45%           74,197        7.441196           552,114      -12.89%
                                                     1.50%          136,598        7.435244         1,015,639      -12.91%
                                                     1.55%          131,216        7.429309           974,844      -12.93%
                                                     1.60%          279,370        7.423372         2,073,867      -12.96%
                                                     1.65%           18,759        7.417435           139,144      -12.98%
                                                     1.70%           19,087        7.411498           141,463      -13.00%
                                                     1.75%            5,087        7.405557            37,672      -13.02%
                                                     1.80%            9,820        7.399621            72,664      -13.04%
                                                     1.85%            8,612        7.393688            63,674      -13.06%
                                                     1.95%            4,150        7.381822            30,635      -13.11%
                                                     2.00%           28,391        7.375903           209,409      -13.13%
                                                     2.10%           16,855        7.558254           127,394      -13.17%
                                                     2.25%           18,210        7.541035           137,322      -13.24%
                                                     0.95% EV     7,779,202        7.447529        57,935,832      -12.87%
                                                     1.00% EV       694,269        7.441587         5,166,463      -12.89%
                                                     1.05% EV       121,161        7.435664           900,912      -12.91%
                                                     1.10% EV     4,157,430        7.429722        30,888,549      -12.93%
                                                     1.15% EV     1,145,666        7.423784         8,505,177      -12.96%
                                                     1.20% EV       159,635        7.417859         1,184,150      -12.98%
                                                     1.25% EV       284,225        7.411925         2,106,654      -13.00%
                                                     1.30% EV        33,722        7.406005           249,745      -13.02%
                                                     1.35% EV       135,955        7.400060         1,006,075      -13.04%
                                                     1.40% EV       427,972        7.394154         3,164,491      -13.06%
                                                     1.45% EV        93,779        7.388224           692,860      -13.09%
                                                     1.50% EV       172,065        7.382313         1,270,238      -13.11%
                                                     1.55% EV       254,836        7.376388         1,879,769      -13.13%
                                                     1.60% EV        70,718        7.370468           521,225      -13.15%
                                                     1.65% EV        12,265        7.364554            90,326      -13.17%
                                                     1.70% EV         7,980        7.358636            58,722      -13.20%
                                                     1.75% EV           380        7.352721             2,794      -13.22%
                                                     1.80% EV        34,819        7.346818           255,809      -13.24%
                                                     1.85% EV        13,082        7.340900            96,034      -13.26%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.90% EV         1,238        7.334996             9,081      -13.28%
                                                     1.95% EV        11,036        7.329092            80,884      -13.30%
                                                     2.05% EV           123        7.513464               924      -13.35%

     W & R Target Funds - High Income Portfolio
        2002.....................................    0.95%          729,021       10.375096         7,563,663       -4.79%
                                                     1.00%            9,557       10.366870            99,076       -4.81%
                                                     1.05%           31,644       10.358637           327,789       -4.83%
                                                     1.10%          714,645       10.350401         7,396,862       -4.86%
                                                     1.15%          107,383       10.342179         1,110,574       -4.88%
                                                     1.20%            7,630       10.333953            78,848       -4.90%
                                                     1.25%           55,001       10.325727           567,925       -4.93%
                                                     1.30%            1,628       10.317520            16,797       -4.95%
                                                     1.35%           12,356       10.309301           127,382       -4.97%
                                                     1.40%           73,193       10.301078           753,967       -5.00%
                                                     1.45%            7,658       10.292871            78,823       -5.02%
                                                     1.50%           24,474       10.284649           251,706       -5.05%
                                                     1.55%           11,601       10.276451           119,217       -5.07%
                                                     1.60%           28,604       10.268250           293,713       -5.09%
                                                     1.65%            3,222       10.260035            33,058       -5.12%
                                                     1.75%              269       10.243623             2,756       -5.16%
                                                     1.80%              298       10.235448             3,050       -5.19%
                                                     1.85%              152       10.227255             1,555       -5.21%
                                                     2.00%            4,697       10.202678            47,922       -5.28%
                                                     2.10%            6,922       10.109995            69,981       -5.33%
                                                     2.25%            3,008       10.086998            30,342       -5.40%
                                                     0.95% EV       883,125       10.313132         9,107,785       -4.97%
                                                     1.00% EV        88,171       10.304920           908,595       -4.99%
                                                     1.05% EV        23,008       10.296710           236,907       -5.02%
                                                     1.10% EV       594,407       10.288505         6,115,559       -5.04%
                                                     1.15% EV       177,271       10.280324         1,822,403       -5.06%
                                                     1.20% EV        29,915       10.272116           307,290       -5.09%
                                                     1.25% EV        47,874       10.263929           491,375       -5.11%
                                                     1.30% EV        13,798       10.255730           141,509       -5.13%
                                                     1.35% EV        14,450       10.247543           148,077       -5.16%
                                                     1.40% EV        55,044       10.239352           563,615       -5.18%
                                                     1.45% EV        12,554       10.231168           128,442       -5.20%
                                                     1.50% EV        55,844       10.222996           570,893       -5.23%
                                                     1.55% EV        43,496       10.214804           444,303       -5.25%
                                                     1.60% EV         5,430       10.206632            55,422       -5.28%
                                                     1.65% EV         3,419       10.198459            34,869       -5.30%
                                                     1.70% EV            30       10.190280               306       -5.32%
                                                     1.75% EV           252       10.182108             2,566       -5.35%
                                                     1.80% EV         6,019       10.173930            61,237       -5.37%
                                                     1.85% EV         2,918       10.165773            29,664       -5.39%
                                                     1.90% EV         2,857       10.157599            29,020       -5.42%

     W & R Target Funds - International Portfolio
        2002.....................................    0.95%          616,685        7.294042         4,498,126       -6.70%
                                                     1.00%            4,633        7.288244            33,766       -6.72%
                                                     1.05%           16,362        7.282446           119,155       -6.74%
                                                     1.10%          552,678        7.276664         4,021,652       -6.77%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.15%          106,035        7.270866           770,966       -6.79%
                                                     1.20%           15,048        7.265072           109,325       -6.81%
                                                     1.25%           45,268        7.259286           328,613       -6.84%
                                                     1.30%            1,239        7.253506             8,987       -6.86%
                                                     1.35%           16,708        7.247718           121,095       -6.88%
                                                     1.40%          114,807        7.241943           831,426       -6.91%
                                                     1.45%           18,933        7.236151           137,002       -6.93%
                                                     1.50%           25,030        7.230373           180,976       -6.95%
                                                     1.55%           22,685        7.224592           163,890       -6.98%
                                                     1.60%          151,259        7.218818         1,091,911       -7.00%
                                                     1.65%            4,065        7.213052            29,321       -7.02%
                                                     1.70%            7,825        7.207267            56,397       -7.04%
                                                     1.75%              472        7.201487             3,399       -7.07%
                                                     1.80%            2,556        7.195717            18,392       -7.09%
                                                     1.85%            2,796        7.189955            20,103       -7.11%
                                                     1.95%               72        7.178421               517       -7.16%
                                                     2.00%           12,508        7.172671            89,716       -7.18%
                                                     2.25%            8,183        7.071266            57,864       -7.30%
                                                     0.95% EV     1,512,007        7.239776        10,946,592       -6.93%
                                                     1.00% EV       148,989        7.234006         1,077,787       -6.95%
                                                     1.05% EV        47,594        7.228245           344,021       -6.97%
                                                     1.10% EV       946,196        7.222470         6,833,872       -7.00%
                                                     1.15% EV       229,105        7.216694         1,653,381       -7.02%
                                                     1.20% EV        30,443        7.210913           219,522       -7.04%
                                                     1.25% EV        36,775        7.205169           264,970       -7.07%
                                                     1.30% EV         8,707        7.199397            62,685       -7.09%
                                                     1.35% EV        43,813        7.193635           315,175       -7.11%
                                                     1.40% EV        68,019        7.187880           488,912       -7.14%
                                                     1.45% EV        20,400        7.182124           146,515       -7.16%
                                                     1.50% EV        44,159        7.176369           316,901       -7.18%
                                                     1.55% EV        55,374        7.170606           397,065       -7.21%
                                                     1.60% EV        11,734        7.164856            84,072       -7.23%
                                                     1.65% EV         3,155        7.159107            22,587       -7.25%
                                                     1.70% EV         1,327        7.153354             9,493       -7.28%
                                                     1.80% EV         7,109        7.141865            50,772       -7.32%
                                                     1.85% EV         6,619        7.136123            47,234       -7.35%

     W & R Target Funds - Limited-Term Bond Portfolio
        2002.....................................    0.95%          167,788       11.062437         1,856,144        0.85%
                                                     1.05%            2,654       11.044868            29,313        0.80%
                                                     1.10%           89,350       11.036105           986,076        0.77%
                                                     1.15%           19,616       11.027334           216,312        0.75%
                                                     1.20%            1,600       11.018568            17,630        0.72%
                                                     1.25%            2,503       11.009807            27,558        0.70%
                                                     1.30%            3,615       11.001045            39,769        0.67%
                                                     1.35%            5,330       10.992274            58,589        0.65%
                                                     1.40%           14,872       10.983536           163,347        0.62%
                                                     1.45%           37,866       10.974765           415,570        0.60%
                                                     1.50%            6,021       10.966014            66,026        0.57%
                                                     1.55%            2,748       10.957260            30,111        0.55%
                                                     1.60%           24,721       10.948537           270,659        0.52%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.65%            5,544       10.939788            60,650        0.50%
                                                     1.70%              253       10.931053             2,766        0.47%
                                                     2.10%            5,278       10.674316            56,339        0.27%
                                                     2.25%               56       10.650050               596        0.20%
                                                     0.95% EV       184,561       10.996878         2,029,595        0.66%
                                                     1.00% EV         5,231       10.988115            57,479        0.64%
                                                     1.05% EV         7,885       10.979377            86,572        0.61%
                                                     1.10% EV        81,130       10.970643           890,048        0.59%
                                                     1.15% EV        33,814       10.961903           370,666        0.56%
                                                     1.20% EV         2,924       10.953165            32,027        0.54%
                                                     1.25% EV        11,182       10.944427           122,381        0.51%
                                                     1.30% EV         1,500       10.935711            16,404        0.49%
                                                     1.35% EV         3,309       10.926960            36,157        0.46%
                                                     1.40% EV        11,486       10.918239           125,407        0.44%
                                                     1.45% EV         7,745       10.909512            84,494        0.41%
                                                     1.50% EV         1,972       10.900794            21,496        0.39%
                                                     1.55% EV         6,404       10.892071            69,753        0.36%
                                                     1.60% EV         4,049       10.883364            44,067        0.34%
                                                     1.65% EV         3,579       10.874645            38,920        0.31%
                                                     1.75% EV           492       10.857226             5,342        0.26%
                                                     1.80% EV            98       10.848517             1,063        0.24%
                                                     1.85% EV           640       10.839828             6,937        0.21%
                                                     1.90% EV         1,898       10.831109            20,557        0.19%

     W & R Target Funds - Money Market Portfolio
        2002.....................................    0.95%          368,022       10.314796         3,796,072        0.11%
                                                     1.00%            7,631       10.306607            78,650        0.08%
                                                     1.05%            9,131       10.298424            94,035        0.06%
                                                     1.10%          142,836       10.290243         1,469,817        0.03%
                                                     1.15%           61,271       10.282064           629,992        0.01%
                                                     1.20%           30,155       10.273888           309,809       -0.02%
                                                     1.25%           24,641       10.265712           252,957       -0.04%
                                                     1.30%            1,543       10.257541            15,827       -0.07%
                                                     1.35%           16,717       10.249372           171,339       -0.09%
                                                     1.40%          243,270       10.241204         2,491,378       -0.11%
                                                     1.45%           71,343       10.233041           730,056       -0.14%
                                                     1.50%            8,302       10.224878            84,887       -0.16%
                                                     1.55%            5,094       10.216717            52,044       -0.19%
                                                     1.60%           39,363       10.208559           401,840       -0.21%
                                                     1.65%            4,070       10.200404            41,516       -0.24%
                                                     1.70%               59       10.192254               601       -0.26%
                                                     1.75%              838       10.184099             8,534       -0.29%
                                                     0.95% EV       800,037       10.251258         8,201,386       -0.09%
                                                     1.00% EV       161,727       10.243099         1,656,586       -0.11%
                                                     1.05% EV        11,587       10.234941           118,592       -0.13%
                                                     1.10% EV       321,454       10.226788         3,287,442       -0.16%
                                                     1.15% EV        85,070       10.218638           869,300       -0.18%
                                                     1.20% EV        41,010       10.210489           418,732       -0.21%
                                                     1.25% EV        31,869       10.202340           325,138       -0.23%
                                                     1.30% EV        78,378       10.194196           799,001       -0.26%
                                                     1.35% EV        34,074       10.186053           347,080       -0.28%
                                                     1.40% EV       106,509       10.177916         1,084,040       -0.31%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.45% EV        35,398       10.169777           359,990       -0.33%
                                                     1.50% EV        33,119       10.161643           336,543       -0.36%
                                                     1.55% EV        28,178       10.153512           286,106       -0.38%
                                                     1.60% EV           643       10.145381             6,523       -0.41%
                                                     1.65% EV           529       10.137252             5,363       -0.43%
                                                     1.70% EV         9,040       10.129129            91,567       -0.46%
                                                     1.75% EV           667       10.121006             6,751       -0.48%
                                                     1.80% EV           735       10.112884             7,433       -0.51%
                                                     1.85% EV         1,122       10.104768            11,338       -0.53%
                                                     1.90% EV         1,015       10.096652            10,248       -0.56%

     W & R Target Funds - Science & Technology Portfolio
        2002.....................................    0.95%        1,186,542        6.810707         8,081,190      -19.55%
                                                     1.00%            6,345        6.805286            43,180      -19.57%
                                                     1.05%           30,152        6.799876           205,030      -19.59%
                                                     1.10%          989,013        6.794465         6,719,814      -19.61%
                                                     1.15%          200,504        6.789066         1,361,235      -19.63%
                                                     1.20%           32,892        6.783649           223,128      -19.65%
                                                     1.25%           33,832        6.778234           229,321      -19.67%
                                                     1.30%               52        6.772832               352      -19.69%
                                                     1.35%           16,709        6.767430           113,077      -19.71%
                                                     1.40%          157,882        6.762016         1,067,601      -19.73%
                                                     1.45%           20,620        6.756621           139,322      -19.75%
                                                     1.50%           20,058        6.751226           135,416      -19.77%
                                                     1.55%           43,494        6.745831           293,403      -19.79%
                                                     1.60%          174,946        6.740422         1,179,210      -19.81%
                                                     1.65%            4,779        6.735040            32,187      -19.83%
                                                     1.70%            4,935        6.729640            33,211      -19.85%
                                                     1.75%            3,005        6.724263            20,206      -19.87%
                                                     1.80%            3,735        6.718866            25,095      -19.89%
                                                     1.85%            9,524        6.713480            63,939      -19.91%
                                                     1.95%            2,229        6.702703            14,940      -19.95%
                                                     2.00%            2,297        6.697325            15,384      -19.97%
                                                     2.10%            2,051        7.273788            14,919      -20.01%
                                                     2.25%              289        7.257217             2,097      -20.07%
                                                     0.95% EV     1,991,223        6.760420        13,461,504      -19.73%
                                                     1.00% EV       154,108        6.755024         1,041,003      -19.75%
                                                     1.05% EV        54,442        6.749637           367,464      -19.77%
                                                     1.10% EV     1,581,253        6.744248        10,664,362      -19.79%
                                                     1.15% EV       322,356        6.738854         2,172,310      -19.81%
                                                     1.20% EV        36,252        6.733470           244,102      -19.83%
                                                     1.25% EV        61,091        6.728084           411,025      -19.85%
                                                     1.30% EV         2,396        6.722714            16,108      -19.87%
                                                     1.35% EV        34,367        6.717319           230,854      -19.89%
                                                     1.40% EV       103,010        6.711932           691,396      -19.91%
                                                     1.45% EV        20,184        6.706565           135,365      -19.93%
                                                     1.50% EV        58,715        6.701188           393,460      -19.95%
                                                     1.55% EV        94,307        6.695810           631,462      -19.97%
                                                     1.60% EV        13,597        6.690433            90,970      -19.99%
                                                     1.65% EV         2,548        6.685063            17,034      -20.01%
                                                     1.70% EV         2,545        6.679702            17,000      -20.03%

                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
                                                     1.75% EV           169        6.674323             1,128      -20.05%
                                                     1.80% EV        13,687        6.668958            91,278      -20.07%
                                                     1.85% EV         1,191        6.663588             7,936      -20.09%
                                                     1.90% EV           334        6.658232             2,224      -20.11%
                                                     1.95% EV         9,888        6.652864            65,784      -20.13%
                                                     2.05% EV            31        7.230547               224      -20.17%

     W & R Target Funds - Small Cap Portfolio
        2002.....................................    0.95%        1,454,157        8.355466        12,150,159      -14.68%
                                                     1.00%            7,694        8.348816            64,236      -14.70%
                                                     1.05%           30,062        8.342171           250,782      -14.72%
                                                     1.10%        1,201,391        8.335525        10,014,225      -14.74%
                                                     1.15%          246,680        8.328884         2,054,569      -14.76%
                                                     1.20%           31,779        8.322252           264,473      -14.79%
                                                     1.25%           85,164        8.315617           708,191      -14.81%
                                                     1.30%            1,654        8.308998            13,743      -14.83%
                                                     1.35%           33,022        8.302358           274,160      -14.85%
                                                     1.40%          334,170        8.295732         2,772,185      -14.87%
                                                     1.45%           41,747        8.289099           346,045      -14.89%
                                                     1.50%           66,174        8.282487           548,085      -14.91%
                                                     1.55%           59,564        8.275852           492,943      -14.93%
                                                     1.60%          257,196        8.269230         2,126,813      -14.96%
                                                     1.65%            8,891        8.262614            73,463      -14.98%
                                                     1.70%           14,889        8.255994           122,923      -15.00%
                                                     1.75%            2,375        8.249378            19,592      -15.02%
                                                     1.80%            2,580        8.242755            21,266      -15.04%
                                                     1.85%            7,246        8.236158            59,679      -15.06%
                                                     1.95%              125        8.222944             1,028      -15.10%
                                                     2.00%           24,692        8.216329           202,878      -15.13%
                                                     2.10%              167        8.518666             1,423      -15.17%
                                                     2.25%           13,902        8.499245           118,157      -15.23%
                                                     0.95% EV     3,217,467        8.299926        26,704,738      -14.86%
                                                     1.00% EV       253,800        8.293307         2,104,841      -14.88%
                                                     1.05% EV        84,807        8.286686           702,769      -14.90%
                                                     1.10% EV     2,038,653        8.280073        16,880,196      -14.93%
                                                     1.15% EV       489,410        8.273452         4,049,110      -14.95%
                                                     1.20% EV        65,860        8.266842           544,454      -14.97%
                                                     1.25% EV        87,861        8.260232           725,752      -14.99%
                                                     1.30% EV        19,019        8.253624           156,976      -15.01%
                                                     1.35% EV        74,833        8.247018           617,149      -15.03%
                                                     1.40% EV       171,791        8.240414         1,415,629      -15.05%
                                                     1.45% EV        40,975        8.233813           337,380      -15.07%
                                                     1.50% EV        50,837        8.227206           418,246      -15.10%
                                                     1.55% EV       163,783        8.220614         1,346,397      -15.12%
                                                     1.60% EV        24,847        8.214011           204,094      -15.14%
                                                     1.65% EV         5,047        8.207419            41,423      -15.16%
                                                     1.70% EV         3,357        8.200836            27,530      -15.18%
                                                     1.75% EV           401        8.194235             3,286      -15.20%
                                                     1.80% EV        27,186        8.187645           222,589      -15.22%
                                                     1.85% EV         6,733        8.181052            55,083      -15.24%
                                                     1.90% EV           309        8.174471             2,526      -15.27%
                                                     1.95% EV         6,913        8.167890            56,465      -15.29%
                                                     2.05% EV            29        8.472352               246      -15.33%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                        Unit          Contract        Total
                                                   Expense Rate*    Units         Fair Value    Owners' Equity    Return**
                                                   -------------  ---------       ----------    --------------    --------
     W & R Target Funds - Value Portfolio
        2002.....................................    0.95%          901,321        9.421676         8,491,954       -7.06%
                                                     1.05%            6,190        9.410660            58,252       -7.11%
                                                     1.10%        1,014,020        9.405149         9,537,009       -7.13%
                                                     1.15%          247,959        9.399634         2,330,724       -7.15%
                                                     1.20%           18,642        9.394116           175,125       -7.18%
                                                     1.25%           66,189        9.388611           621,423       -7.20%
                                                     1.30%            2,604        9.383085            24,434       -7.22%
                                                     1.35%           31,609        9.377581           296,416       -7.25%
                                                     1.40%          129,333        9.372070         1,212,118       -7.27%
                                                     1.45%          119,393        9.366552         1,118,301       -7.29%
                                                     1.50%           47,410        9.361044           443,807       -7.32%
                                                     1.55%           84,108        9.355543           786,876       -7.34%
                                                     1.60%           92,437        9.350037           864,289       -7.36%
                                                     1.65%            5,094        9.344522            47,601       -7.39%
                                                     1.70%            1,958        9.339017            18,286       -7.41%
                                                     1.75%              252        9.333498             2,352       -7.43%
                                                     1.80%              523        9.327996             4,879       -7.45%
                                                     1.85%           12,101        9.322480           112,811       -7.48%
                                                     1.95%            1,791        9.311466            16,677       -7.52%
                                                     2.00%            2,647        9.305972            24,633       -7.55%
                                                     2.10%              209        9.294955             1,943       -7.59%
                                                     2.25%              244        9.278440             2,264       -7.66%
                                                     0.95% EV     1,186,511        9.377941        11,127,030       -7.24%
                                                     1.00% EV         3,848        9.372436            36,065       -7.27%
                                                     1.05% EV        24,101        9.366930           225,752       -7.29%
                                                     1.10% EV     1,106,230        9.361432        10,355,897       -7.31%
                                                     1.15% EV       317,810        9.355933         2,973,409       -7.34%
                                                     1.20% EV        73,686        9.350426           688,995       -7.36%
                                                     1.25% EV        37,090        9.344932           346,604       -7.38%
                                                     1.30% EV        10,875        9.339436           101,566       -7.41%
                                                     1.35% EV        28,108        9.333932           262,358       -7.43%
                                                     1.40% EV        96,466        9.328432           899,877       -7.45%
                                                     1.45% EV        29,770        9.322941           277,544       -7.48%
                                                     1.50% EV        67,548        9.317439           629,374       -7.50%
                                                     1.55% EV       112,761        9.311943         1,050,024       -7.52%
                                                     1.60% EV        24,995        9.306449           232,615       -7.54%
                                                     1.65% EV         4,037        9.300952            37,548       -7.57%
                                                     1.75% EV         3,399        9.289964            31,577       -7.61%
                                                     1.80% EV         4,288        9.284462            39,812       -7.64%
                                                     1.85% EV         1,309        9.278975            12,146       -7.66%
                                                     1.90% EV           252        9.273476             2,337       -7.68%
                                                     1.95% EV         7,845        9.267984            72,707       -7.71%
                                                                                                   ----------

                                                                                                      Contract
                                                                                                   Owners' Equity
                                                                                                  ----------------
     2002 Reserves for annuity contracts in payout phase:
        Tax qualified....................................................................               19,966,938
        Non-tax qualified................................................................                   58,699
                                                                                                  ----------------
     2002 Contract owners' equity........................................................         $ 12,662,352,179
                                                                                                  ================


* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(5)   FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                           CONTRACT                                                INVESTMENT
                                           EXPENSE                       UNIT          CONTRACT      INCOME       TOTAL
                                            RATE*         UNITS       FAIR VALUE  OWNERS' EQUITY     RATIO**     RETURN***
                                           --------    ----------     ----------  --------------   ----------    ---------
     AIM VIF - Balanced Fund - Series I
           2002..........................    0.95%                    $ 8.836409                                  -11.83%
                                               to          28,648             to   $     253,767    0.00%             to
                                             1.55%                      8.869451                                  -11.57%

     AIM VIF - Blue Chip - Series I
           2002..........................    0.95%                      8.217670                                  -17.79%
                                               to           7,740             to          63,758    0.00%             to
                                             1.55%                      8.248427                                  -17.55%

     AIM VIF - Capital Appreciation Fund
           2002..........................    1.10%                      8.795455                                  -14.65%
                                               to             463             to           4,072    0.00%             to
                                             1.10%                      8.795455                                  -14.65%

     AIM VIF - Core Equity Fund - Series I
           2002..........................    0.95%                      9.146378                                   -8.02%
                                               to           1,371             to          12,546    0.00%             to
                                             1.40%                      9.172005                                   -7.81%

     AIM VIF - Premier Equity Fund - Series I
           2002..........................    0.95%                      7.890406                                  -21.80%
                                               to          19,827             to         156,660    0.00%             to
                                             1.55%                      7.919940                                  -21.57%

     American Century VP - Income & Growth Fund - Class I
           2002..........................    0.95%                      7.547598                                  -11.52%
                                               to      21,089,092             to     223,217,617    1.02%             to
                                             2.25%                     10.971351                                  -10.73%
           2001..........................    0.95%                      9.110090                                   -4.97%
                                               to      19,254,194             to     243,466,110    0.84%             to
                                             1.90%                     12.961110                                   -4.27%
           2000..........................    0.95%                     10.354600                                   -4.64%
                                               to      14,657,632             to     211,881,953    0.52%             to
                                             2.20%                     14.675060                                   -4.03%
           1999..........................    0.95%                     13.551760                                    8.94%
                                               to       7,482,600             to     106,404,258    0.02%             to
                                             1.50%                     14.289800                                    9.24%
           1998..........................    0.95%                     12.162680                                   16.86%
                                               to       1,406,246             to      17,112,266    0.05%             to
                                             1.05%                     12.170720                                   16.92%

     American Century VP - International Fund - Class I
           2002..........................    0.95%                      8.125533                                   -5.67%
                                               to      17,357,833             to     179,904,306    0.80%             to
                                             2.20%                     10.712202                                   -4.92%
           2001..........................    0.95%                      9.849340                                  -21.17%
                                               to      22,641,326             to     278,500,709    0.08%             to
                                             2.00%                     12.784710                                  -20.53%

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
      2000...........................       0.95%                    9.668550                                    -7.05%
                                             to       17,052,668           to      302,078,569       0.12%         to
                                            2.25%                   18.292160                                    -3.31% 01/21/00
      1999...........................       0.95%                   11.626540                                    6.55%
                                             to        7,229,464           to       90,874,529       0.00%         to
                                            1.50%                   12.877750                                    6.84%
      1998...........................       0.95%                   12.573000                                    24.65%
                                             to        1,811,536           to       22,788,234       0.23%         to
                                            1.05%                   12.581290                                    24.71%
American Century VP - International
 Fund - Class III
      2002...........................       0.95%                    9.698504                                    -3.01% 05/01/02
                                             to        1,923,277           to       18,686,429       0.00%         to
                                            2.25%                    9.720439                                    -2.80% 05/01/02
American Century VP - Ultra Fund -
 Class I
      2002...........................       0.95%                    9.092805                                    -9.07% 05/01/02
                                             to          106,636           to          971,225       0.00%         to
                                            1.85%                    9.112773                                    -8.87% 05/01/02
American Century VP - Value Fund -
 Class I
      2002...........................       0.95%                  10.603409                                    -5.17%
                                             to       29,945,893           to      400,944,082       0.84%         to
                                            2.25%                   13.998434                                    -4.36%
      2001...........................       0.95%                   10.792630                                    6.03%
                                             to       15,183,902           to      203,519,446       0.96%         to
                                            1.90%                   14.011460                                    6.70%
      2000...........................       0.95%                    8.308070                                    -5.06%
                                             to        4,847,825           to       49,348,487       1.13%         to
                                            2.20%                   10.748060                                    -4.45%
      1999...........................       0.95%                   12.018210                                    12.30%
                                             to        2,781,580           to       33,627,381       0.82%         to
                                            1.50%                   12.931900                                    12.61%
      1998...........................       0.95%                   10.845980                                    5.35%
                                             to        1,307,511           to       14,188,334       0.36%         to
                                            1.05%                   10.853150                                    5.40%
BB&T VIF Capital Appreciation Fund
      2002...........................       0.95%                    9.933691                                    -5.22%
                                             to           31,523           to          314,013       0.00%         to
                                            1.55%                    9.970825                                    -4.93%
BB&T VIF Capital Manager Aggressive
 Growth Fund
      2002...........................       0.95%                    9.127366                                   -10.35%
                                             to           71,292           to          652,112       0.00%         to
                                            1.70%                    9.170085                                   -10.01%
BB&T VIF Growth and Income Fund
      2002...........................       0.95%                    9.303732                                    -8.42%
                                             to           64,886           to          605,691       0.00%         to
                                            1.70%                    9.347278                                    -8.08%
BB&T VIF Large Company Growth Fund
      2002...........................       0.95%                    8.123439                                   -21.07%
                                             to           31,627           to          257,754       0.00%         to
                                            1.70%                    8.161490                                   -20.78%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Comstock GVIT Value Fund - Class I
      2002...........................       0.95%                    6.849507                                   -15.16%
                                             to        4,259,097           to       38,107,471       0.68%          to
                                            2.20%                    9.132081                                    -14.56%
      2001...........................       0.95%                    8.493480                                     -9.82%
                                             to        4,328,212           to       47,489,026       0.61%          to
                                            2.10%                   11.184730                                    -9.19%
      2000...........................       0.95%                    9.805460                                    -1.95% 01/21/00
                                             to        2,934,600           to       40,555,556       0.37%          to
                                            2.25%                   14.123120                                     1.27%
      1999...........................       0.95%                   12.670780                                     9.28%
                                             to        1,568,117           to       19,904,841       0.26%          to
                                            1.40%                   13.047300                                     9.52%
      1998...........................       0.95%                   11.005280                                     8.32%
                                             to          679,368           to        7,480,264       0.49%          to
                                            1.05%                   11.012550                                     8.37%
Credit Suisse Trust - Global
 Post-Venture Capital Portfolio
      2002...........................       0.95%                    8.130318                                   -14.79%
                                             to          739,851           to        6,160,341       0.00%          to
                                            1.65%                   10.038493                                   -14.50%
      2001...........................       0.95%                   10.775040                                   -20.27%
                                             to          976,705           to       10,742,945       0.00%          to
                                            1.65%                   13.307860                                   -19.99%
      2000...........................       0.95%                   17.541770                                     4.12%
                                             to        1,237,338           to       22,110,745       0.00%          to
                                            1.65%                   21.676150                                     4.49%
      1999...........................       0.95%                   11.643320                                    11.95%
                                             to        1,181,933           to       14,934,628       0.00%          to
                                            1.40%                   14.394790                                    12.20%
      1998...........................       0.95%                   11.093370                                    12.61%
                                             to          372,864           to        4,138,487       0.00%          to
                                            1.05%                   11.100710                                    12.67%
Credit Suisse Trust - International
 Equity Portfolio
      2002...........................       0.95%                    8.262491                                    -2.36%
                                             to        1,667,128           to       13,909,079       0.00%          to
                                            1.65%                    9.669824                                    -2.02%
      2001...........................       0.95%                    9.173890                                   -16.63%
                                             to        2,287,191           to       21,399,153       0.00%          to
                                            1.65%                   10.740840                                   -16.34%
      2000...........................       0.95%                   13.581480                                    -9.50%
                                             to        2,591,586           to       35,842,062       0.00%          to
                                            1.65%                   15.909280                                    -9.18%
      1999...........................       0.95%                   10.480750                                     6.12%
                                             to        2,288,147           to       24,307,695       0.00%          to
                                            1.50%                   12.283310                                     6.41%
      1998...........................       0.95%                   10.650070                                    12.66%
                                             to          979,008           to       10,431,833       0.00%          to
                                            1.05%                   10.657100                                    12.72%

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Credit Suisse Trust - Large Cap Value
 Portfolio
      2002...........................       0.95%                    8.858722                                   -10.71%
                                             to        1,551,993           to       18,250,027       0.00%          to
                                            1.85%                   12.072949                                   -10.10%
      2001...........................       0.95%                   10.221610                                     2.15%
                                             to        1,715,783           to       23,102,579       0.00%          to
                                            1.85%                   13.833800                                     2.82%
      2000...........................       0.95%                    9.014080                                    -3.37%
                                             to        1,683,743           to       19,860,801       0.00%          to
                                            1.90%                   12.128010                                    -2.90%
      1999...........................       0.95%                   13.193050                                    14.38%
                                             to        1,530,920           to       20,231,070       0.00%          to
                                            1.50%                   13.634650                                    14.70%
      1998...........................       0.95%                   11.596340                                    11.80%
                                             to          652,585           to        7,571,370       0.00%          to
                                            1.05%                   11.604000                                    11.86%
Dreyfus GVIT Mid Cap Index Fund -
 Class I
      2002...........................       0.95%                   10.169085                                    -4.98%
                                             to       13,713,566           to      200,403,252       0.15%          to
                                            2.25%                   15.609441                                    -4.15%
      2001...........................       0.95%                   12.868680                                    -0.62%
                                             to        8,047,645           to      125,919,314       0.29%          to
                                            2.10%                   16.715570                                    0.18%
      2000...........................       0.95%                   10.517480                                     5.17% 01/21/00
                                             to        2,438,979           to       35,590,021       0.36%          to
                                            2.25%                   15.771820                                     7.70%
      1999...........................       0.95%                   12.016960                                    10.01%
                                             to          871,988           to       10,519,052       0.21%          to
                                            1.35%                   13.497580                                    10.23%
      1998...........................       0.95%                   10.749740                                     8.06%
                                             to          391,021           to        4,205,257       0.65%          to
                                            1.05%                   10.756860                                     8.12%
Dreyfus IP - European Equity
 Portfolio
      2002...........................       0.95%                    7.779807                                    -9.13%
                                             to        1,546,206           to       12,484,599       0.00%          to
                                            2.20%                    8.157829                                    -8.47%
      2001...........................       0.95%                    9.589460                                   -21.36%
                                             to        1,847,787           to       18,212,674       0.11%          to
                                            1.85%                    9.918980                                   -20.78%
      2000...........................       0.95%                   13.026670                                     1.33%
                                             to          974,140           to       12,795,536       0.00%          to
                                            2.20%                   13.152500                                     1.97%
Dreyfus IP - Small Cap Stock Index
 Portfolio - Service Class
      2002...........................       0.95%                    9.050589                                    -9.49% 05/01/02
                                             to          194,664           to        1,764,065       0.00%          to
                                            1.85%                    9.066198                                    -9.34% 05/01/02
Dreyfus Socially Responsible Growth
 Fund, Inc., The
      2002...........................       0.95%                    6.387474                                   -18.29%
                                             to       18,174,340           to      166,751,574       0.01%          to
                                            2.25%                    9.361274                                   -17.52%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
      2001...........................       0.95%                    8.780680                                   -15.22%
                                             to       20,466,126           to      254,921,849       0.01%          to
                                            2.00%                   12.650530                                   -14.53%
      2000...........................       0.95%                   10.264610                                     1.42%
                                             to       15,849,819           to      269,436,698       0.01%          to
                                            2.45%                   17.141110                                     2.67% 01/21/00
      1999...........................       0.95%                   14.290950                                    11.93%
                                             to        5,908,859           to       86,267,127       0.00%          to
                                            1.50%                   14.630290                                    12.24%
      1998...........................       0.95%                   11.976070                                    17.76%
                                             to        1,443,331           to       17,293,931       0.00%         to
                                            1.05%                   11.983980                                    17.82%
Dreyfus Stock Index Fund
      2002...........................       0.95%                    6.658004                                   -14.40%
                                             to      100,229,689           to    1,023,592,241       0.63%          to
                                            2.25%                   10.581584                                   -13.73%
      2001...........................       0.95%                    8.814550                                    -8.06%
                                             to       98,333,560           to    1,252,230,313       0.52%          to
                                            2.10%                   13.074980                                    -7.28%
      2000...........................       0.95%                   10.024880                                    -1.64%
                                             to       77,632,435           to    1,187,855,037       0.50%          to
                                            2.45%                   15.531940                                     0.32% 01/21/00
      1999...........................       0.95%                   10.123770                                     1.24% 05/03/99
                                             to       42,371,701           to      618,627,351       0.62%          to
                                            1.70%                   14.661190                                    11.61%
      1998...........................       0.95%                   12.089170                                    16.89%
                                             to       11,623,909           to      140,593,009       0.84%          to
                                            1.05%                   12.097160                                    16.95%
Dreyfus VIF - Appreciation Portfolio
      2002...........................       0.95%                    7.807645                                    -9.90%
                                             to       14,977,240           to      168,505,325       0.01%          to
                                            2.25%                   11.726032                                    -9.11%
      2001...........................       0.95%                    9.163990                                    -7.40%
                                             to       13,704,501           to      178,647,390       0.01%          to
                                            2.10%                   13.400300                                    -6.70%
      2000...........................       0.95%                   10.200540                                     1.66%
                                             to       11,725,319           to      172,365,393       0.00%          to
                                            2.40%                   14.931270                                     2.30%
      1999...........................       0.95%                   13.035300                                     6.71%
                                             to        8,759,407           to      123,034,656       0.01%          to
                                            1.50%                   14.146410                                     7.00%
      1998...........................       0.95%                   12.308320                                    20.10%
                                             to        1,399,248           to       17,230,829       0.00%          to
                                            1.05%                   12.316440                                    20.16%
Dreyfus VIF - International Value
 Portfolio
      2002...........................       1.15%                   10.677001                                     6.32%
                                             to            1,289           to           13,781       0.00%          to
                                            1.50%                   10.700265                                     6.50%

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Dreyfus VIF - Small Cap Portfolio
      2002...........................       0.95%                   10.273621                                    -3.60%
                                             to            2,135           to           21,965       0.00%          to
                                            1.50%                   10.308809                                    -3.33%
Federated GVIT High Income Bond
 Fund - Class I
      2002...........................       0.95%                    8.696065                                    -1.55%
                                             to       10,948,382           to      108,861,061       4.40%          to
                                            2.20%                   10.180320                                    -0.76%
      2001...........................       0.95%                    8.795510                                    1.04%
                                             to        7,308,433           to       72,861,449       5.15%          to
                                            1.95%                   10.111270                                     1.74%
      2000...........................       0.95%                    9.417210                                    -2.48%
                                             to        4,918,248           to       52,497,045       4.84%          to
                                            2.00%                   10.723440                                    -1.97%
      1999...........................       0.95%                   10.533520                                     1.98%
                                             to        4,094,740           to       44,737,057       4.37%          to
                                            1.50%                   10.943580                                     2.26%
      1998...........................       0.95%                   10.715980                                     4.95%
                                             to        1,338,493           to       14,350,011       3.62%          to
                                            1.05%                   10.723070                                     5.00%
Federated IS - Federated Quality Bond
 Fund II - Primary Shares
      2002...........................       0.95%                   11.001395                                     1.23%
                                             to       26,496,599           to      307,048,557       3.49%          to
                                            2.25%                   11.720263                                     2.11%
      2001...........................       0.95%                   10.671830                                     2.53%
                                             to       11,573,192           to      127,170,474       2.36%          to
                                            1.90%                   11.073550                                     3.21%
      2000...........................       0.95%                    9.930790                                     2.05%
                                             to        2,638,755           to       26,508,046       0.89%          to
                                            2.10%                   10.066290                                     2.65%
      1999...........................       0.95%                    9.865500                                    -1.34% 05/03/99
                                             to           43,947           to          433,900       0.00%          to
                                            1.50%                    9.874230                                    -1.26% 05/03/99
Fidelity(R) VIP - Equity-Income
 Portfolio: Service Class
      2002...........................       0.95%                    8.466390                                    -7.41%
                                             to       61,009,108           to      693,003,724       1.51%          to
                                            2.25%                   11.643811                                    -6.61%
      2001...........................       0.95%                    9.678250                                    -2.13%
                                             to       47,246,230           to      604,325,708       1.50%          to
                                            1.95%                   13.102720                                    -1.46%
      2000...........................       0.95%                    8.933740                                    -3.78%
                                             to       33,585,893           to      392,401,974       1.59%          to
                                            2.10%                   12.024780                                    -3.22%
      1999...........................       0.95%                    9.958140                                    -0.42% 05/03/99
                                             to       23,902,487           to      306,430,945       1.24%          to
                                            1.70%                   13.272700                                    12.14%
      1998...........................       0.95%                   11.365720                                     9.95%
                                             to       10,003,303           to      113,749,175       0.37%          to
                                            1.05%                   11.373240                                    10.01%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Fidelity(R) VIP - Growth Portfolio:
 Service Class
      2002...........................       0.95%                    6.861501                                   -20.36%
                                             to       67,050,445           to      692,471,322       0.13%          to
                                            2.20%                   10.859964                                   -19.66%
      2001...........................       0.95%                    9.564420                                   -10.87%
                                             to       68,347,538           to      979,406,289       0.00%          to
                                            2.10%                   14.914070                                   -10.09%
      2000...........................       0.95%                   10.226730                                     2.27% 01/21/00
                                             to       51,175,456           to      984,380,185       0.08%          to
                                            2.40%                   19.690860                                     4.57%
      1999...........................       0.95%                   10.353840                                     3.54% 05/03/99
                                             to       19,671,140           to      308,315,582       0.12%          to
                                            1.70%                   15.762360                                    13.82%
      1998...........................       0.95%                   11.879570                                    18.45%
                                             to        3,443,365           to       40,925,440       0.13%          to
                                            1.05%                   11.887430                                    18.51%
Fidelity(R) VIP - High Income
 Portfolio: Service Class
      2002...........................       0.95%                    5.952555                                    -5.39%
                                             to       23,604,746           to      158,602,931      10.70%          to
                                            2.20%                    7.147260                                    -4.72%
      2001...........................       0.95%                    6.741040                                    -8.32%
                                             to       23,518,889           to      175,093,190      12.33%          to
                                            1.90%                    7.950860                                    -7.64%
      2000...........................       0.95%                    9.061840                                    -6.00%
                                             to       20,349,727           to      200,552,659       6.41%          to
                                            2.20%                   10.639760                                    -5.40%
      1999...........................       0.95%                   10.276350                                     7.08%
                                             to       14,550,143           to      150,294,244       7.87%          to
                                            1.50%                   11.298550                                     7.37%
      1998...........................       0.95%                   10.554940                                     4.25%
                                             to        5,938,030           to       62,705,751       1.86%          to
                                            1.05%                   10.561920                                     4.30%
Fidelity(R) VIP - Overseas Portfolio:
 Service Class
      2002...........................       0.95%                    7.640912                                    -3.66%
                                             to        9,469,449           to       90,822,839       0.67%          to
                                            2.20%                   10.367114                                    -2.96%
      2001...........................       0.95%                    9.069550                                   -12.55%
                                             to       12,850,557           to      143,648,276       4.91%          to
                                            1.90%                   12.087850                                   -11.90%
      2000...........................       0.95%                    9.839700                                    -6.04%
                                             to        8,973,739           to      133,567,498       1.29%          to
                                            2.25%                   16.216570                                    -1.60% 01/21/00
      1999...........................       0.95%                   11.863200                                     7.26%
                                             to        3,827,158           to       45,559,563       1.19%          to
                                            1.50%                   13.098770                                     7.56%
      1998...........................       0.95%                   11.415080                                    15.29%
                                             to        1,163,198           to       13,284,535       0.56%          to
                                            1.05%                   11.422610                                    15.35%

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Fidelity(R) VIP - Overseas Portfolio:
 Service Class R
      2002...........................       0.95%                    9.503014                                    -4.97% 05/01/02
                                             to          911,010           to        8,671,402       0.00%          to
                                            2.20%                    9.522237                                    -4.78% 05/01/02
Fidelity(R) VIP II - Contrafund
 Portfolio: Service Class
      2002...........................       0.95%                    7.664593                                    -2.24%
                                             to       45,237,835           to      555,046,974       0.70%          to
                                            2.40%                   12.472149                                    -1.30%
      2001...........................       0.95%                    9.178730                                   -11.14%
                                             to       43,687,118           to      563,994,712       0.68%          to
                                            2.00%                   13.039910                                   -10.43%
      2000...........................       0.95%                    9.750700                                    -2.49% 01/21/00
                                             to       35,885,772           to      552,085,669       0.32%          to
                                            2.45%                   15.467980                                    -1.82%
      1999...........................       0.95%                   13.915980                                    10.35%
                                             to       18,745,355           to      265,378,459       0.36%          to
                                            1.50%                   14.177240                                    10.65%
      1998...........................       0.95%                   11.564270                                    16.19%
                                             to        4,844,668           to       56,053,126       0.19%          to
                                            1.05%                   11.571910                                    16.24%
Fidelity(R) VIP III - Growth
 Opportunities Portfolio: Service Class
      2002...........................      0.95%                     5.716960                                   -14.36%
                                              to      13,963,306           to      108,665,860       0.88%          to
                                           2.20%                     7.940134                                   -13.71%
      2001...........................       0.95%                    7.244540                                    -9.93%
                                             to       16,089,982           to      156,299,722       0.25%          to
                                            1.95%                    9.858570                                    -9.21%
      2000...........................       0.95%                    9.368170                                    -4.76%
                                             to       15,682,743           to      197,465,437       1.19%          to
                                            2.40%                   12.685450                                    -1.40% 01/21/00
      1999...........................       0.95%                   13.000670                                     5.69%
                                             to       12,399,538           to      168,104,390       0.80%          to
                                            1.40%                   13.587230                                     5.93%
      1998...........................       0.95%                   11.516040                                    10.74%
                                             to        4,348,938           to       50,106,186       0.25%          to
                                            1.05%                   11.523660                                    10.80%
Fidelity(R) VIP III - Value
 Strategies Portfolio: Service Class
      2002...........................       0.95%                    8.752175                                   -12.48% 05/01/02
                                             to           58,237           to          510,418       0.00%          to
                                            2.20%                    8.769915                                   -12.30% 05/01/02
First Horizon Capital Appreciation
 Portfolio
      2002...........................       0.95%                    9.666047                                   -12.52%
                                             to           14,246           to          138,401       0.00%          to
                                            2.00%                    9.750384                                   -12.06%
First Horizon Growth & Income
 Portfolio
      2002...........................       0.95%                    8.242247                                   -19.49%
                                             to           91,962           to          762,730       0.00%          to
                                            2.00%                    8.314161                                   -19.07%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Gartmore GVIT Emerging Markets Fund -
 Class I
      2002...........................       0.95%                    6.647501                                    -3.61%
                                             to        1,198,712           to        8,973,687       0.06%          to
                                            2.05%                    7.922173                                    -2.95%
      2001...........................       0.95%                    7.513960                                     0.77%
                                             to          400,433           to        3,348,912       0.57%          to
                                            1.85%                    8.824520                                     1.52%
Gartmore GVIT Emerging Markets Fund -
 Class III
      2002...........................       0.95%                    8.674996                                   -13.25% 05/01/02
                                             to          380,556           to        3,307,799       0.00%          to
                                            2.05%                    8.696197                                   -13.04% 05/01/02
Gartmore GVIT Global Financial
 Services Fund - Class III
      2002...........................       0.95%                    9.737443                                    -2.63% 01/25/02
                                             to           85,332           to          834,873       0.00%          to
                                            1.80%                    9.791469                                    -2.09% 01/25/02
Gartmore GVIT Global Health Sciences
 Fund - Class III
      2002...........................       0.95%                    9.016909                                    -9.83% 01/25/02
                                             to          236,713           to        2,144,064       0.00%          to
                                            2.05%                    9.067499                                    -9.33% 01/25/02
Gartmore GVIT Global Technology and
 Communications Fund - Class I
      2002...........................       0.95%                    2.254306                                   -32.83%
                                             to        2,093,635           to        5,122,583       0.57%          to
                                            2.20%                    2.822736                                   -32.33%
      2001...........................       0.95%                    4.206650                                   -30.02%
                                             to        1,911,992           to        8,552,712       0.00%          to
                                            1.85%                    5.235170                                   -29.45%
Gartmore GVIT Global Technology and
 Communications Fund - Class III
      2002...........................       0.95%                    8.469536                                   -15.30% 05/01/02
                                             to          105,456           to          894,733       0.00%          to
                                            2.20%                    8.489152                                   -15.11% 05/01/02
Gartmore GVIT Global Utilities Fund -
 Class III
      2002...........................       0.95%                    8.533917                                   -14.66% 01/25/02
                                             to           43,361           to          371,361       0.00%          to
                                            2.05%                    8.582576                                   -14.17% 01/25/02
Gartmore GVIT Government Bond Fund -
 Class I
      2002...........................       0.95%                   11.202541                                     2.83%
                                             to       63,165,369           to      776,339,237       2.28%          to
                                            2.25%                   12.996325                                     3.70%
      2001...........................       0.95%                   10.570260                                     1.15%
                                             to       39,218,512           to      454,593,596       2.71%          to
                                            2.10%                   12.027350                                     1.94%
      2000...........................       0.95%                    9.749830                                     3.02%
                                             to       24,040,831           to      259,536,790       2.97%          to
                                            1.95%                   10.958000                                     3.54%

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
      1999...........................       0.95%                    9.557020                                    -2.91%
                                             to       18,445,968           to      195,549,524       2.90%          to
                                            1.50%                   10.653190                                    -2.64%
      1998...........................       0.95%                   10.491660                                     3.45%
                                             to        5,207,963           to       54,666,359       3.79%          to
                                            1.05%                   10.498600                                     3.50%
Gartmore GVIT Growth Fund - Class I
      2002...........................       0.95%                    4.022604                                   -18.21%
                                             to       18,333,735           to      105,602,234       0.00%          to
                                            2.05%                    5.897822                                   -17.54%
      2001...........................       0.95%                    5.451090                                   -22.35%
                                             to       21,974,721           to      169,843,296       0.00%          to
                                            1.90%                    7.868720                                   -21.70%
      2000...........................       0.95%                    9.646420                                    -0.33%
                                             to       23,596,218           to      323,143,593       0.16%          to
                                            2.15%                   13.847330                                     0.28%
      1999...........................       0.95%                   13.777100                                    11.01%
                                             to       20,506,672           to      303,988,836       0.29%          to
                                            1.65%                   14.893740                                    11.40%
      1998...........................       0.95%                   12.320570                                    18.65%
                                             to        6,701,517           to       82,608,636       0.51%          to
                                            1.05%                   12.328710                                    18.71%
Gartmore GVIT ID Aggressive Fund
      2002...........................       0.95%                    9.316918                                    -7.90%
                                             to          445,096           to        4,202,901       0.00%          to
                                            2.20%                    9.458426                                    -5.42% 01/25/02
Gartmore GVIT ID Conservative Fund
      2002...........................       0.95%                    9.896110                                    -1.04% 01/25/02
                                             to        1,648,609           to       16,411,673       0.00%          to
                                            2.20%                    9.968152                                    -0.32% 01/25/02
Gartmore GVIT ID Moderate Fund
      2002...........................       0.95%                    9.571496                                    -4.94%
                                             to        3,417,471           to       32,947,003       0.00%          to
                                            2.20%                    9.655437                                    -3.45% 01/25/02
Gartmore GVIT ID Moderately
 Aggressive Fund
      2002...........................       0.95%                    9.453736                                    -6.47%
                                             to        1,586,746           to       15,140,823       0.00%          to
                                            2.20%                    9.557651                                    -4.42% 01/25/02
Gartmore GVIT ID Moderately
 Conservative Fund
      2002...........................       0.95%                    9.751639                                    -2.81%
                                             to        1,879,125           to       18,432,709       0.00%          to
                                            2.20%                    9.822669                                    -1.77% 01/25/02
Gartmore GVIT International Growth
 Fund - Class I
      2002...........................       0.95%                    5.464766                                    -8.52%
                                             to          309,677           to        1,810,213       0.00%          to
                                            1.85%                    6.004742                                    -7.92%
      2001...........................       0.95%                    6.813020                                   -20.49%
                                             to          424,315           to        3,023,549       0.24%          to
                                            1.90%                    7.385740                                   -19.97%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
Gartmore GVIT International Growth
 Fund - Class III
      2002...........................       0.95%                    9.498858                                    -5.01% 05/01/02
                                             to           62,736           to          596,677       0.00%          to
                                            2.05%                    9.515743                                    -4.84% 05/01/02
Gartmore GVIT Money Market Fund -
 Class I
      2002...........................       0.95%                   10.443496                                    -0.57%
                                             to      104,660,118           to    1,191,667,618       0.59%          to
                                            2.25%                   11.774031                                     0.15%
      2001...........................       0.95%                   10.700550                                     1.10%
                                             to       76,383,408           to      867,486,827       2.24%          to
                                            2.10%                   11.666930                                     1.83%
      2000...........................       0.95%                   10.346220                                     1.69%
                                             to       44,960,268           to      491,554,428       2.68%          to
                                            2.20%                   11.163490                                     2.33%
      1999...........................       0.95%                   10.240130                                     1.53%
                                             to       24,508,015           to      260,512,621       2.16%          to
                                            1.50%                   10.695080                                     1.81%
      1998...........................       0.95%                   10.282720                                     2.09%
                                             to       10,269,079           to      105,645,703       2.37%          to
                                            1.05%                   10.289600                                     2.14%
Gartmore GVIT Nationwide(R) Leaders
 Fund - Class III
      2002...........................       0.95%                   10.518383                                     5.18% 01/25/02
                                             to          621,107           to        6,567,294       0.00%          to
                                            2.00%                   10.584730                                     5.85% 01/25/02
Gartmore GVIT Small Cap Growth Fund -
 Class I
      2002...........................       0.95%                   11.434039                                   -20.46%
                                             to        7,369,189           to       87,433,598       0.00%          to
                                            2.20%                   11.973168                                   -19.85%
      2001...........................       0.95%                   15.511800                                    -6.27%
                                             to        5,452,519           to       86,704,588       0.00%          to
                                            2.00%                   15.986040                                    -5.50%
      2000...........................       0.95%                    9.812660                                    -1.87% 01/21/00
                                             to        2,184,768           to       46,481,723       0.00%          to
                                            2.30%                   21.326260                                    4.68%
      1999...........................       0.95%                   11.247570                                    12.48% 05/03/99
                                             to           10,809           to          121,623       0.00%          to
                                            1.25%                   11.252970                                    12.53% 05/03/99
Gartmore GVIT Small Cap Value Fund -
 Class I
      2002...........................       0.95%                   11.939726                                   -13.58%
                                             to       22,361,460           to      369,169,167       0.00%          to
                                            2.40%                   19.937012                                   -12.76%
      2001...........................       0.95%                   16.540510                                    29.43%
                                             to       15,326,130           to      290,944,701       0.00%          to
                                            2.10%                   23.492330                                    30.41%
      2000...........................       0.95%                   11.092990                                     9.84%
                                             to        7,710,753           to      106,920,061       0.00%          to
                                            2.25%                   18.095620                                    10.93% 01/21/00

                                          CONTRACT                                              INVESTMENT
                                           EXPENSE                    UNIT         CONTRACT      INCOME        TOTAL
                                            RATE*       UNITS      FAIR VALUE   OWNERS' EQUITY   RATIO**      RETURN***
                                          --------   -----------   ----------   --------------  ----------   -----------
      1999...........................       0.95%                   11.590220                                    22.74%
                                             to        4,120,441           to       48,311,452       0.00%          to
                                            1.50%                   15.944930                                    23.08%
      1998...........................       0.95%                   10.170250                                    3.54%
                                             to        1,563,896           to       15,913,451       0.00%          to
                                            1.05%                   10.176970                                    3.59%
Gartmore GVIT Small Company Fund -
 Class I
      2002...........................       0.95%                    8.654257                                    -5.63%
                                             to       18,967,501           to      270,121,729       0.00%          to
                                            2.25%                   16.324489                                    -4.79%
      2001...........................       0.95%                   14.477500                                    -2.50%
                                             to       16,628,874           to      262,891,611       0.11%          to
                                            1.95%                   18.246690                                    -1.82%
      2000...........................       0.95%                   10.029200                                     0.29% 01/21/00
                                             to       12,151,023           to      189,236,219       0.03%          to
                                            2.25%                   18.482040                                     7.11%
      1999...........................       0.95%                   10.284820                                     6.82%
                                             to        5,943,644           to       62,771,090       0.00%          to
                                            1.50%                   12.975540                                     7.11%
      1998...........................       0.95%                   10.146590                                     5.57%
                                             to        2,512,494           to       25,505,911       0.00%          to
                                            1.05%                   10.153300                                     5.62%
Gartmore GVIT Total Return Fund -
 Class I
      2002...........................       0.95%                    7.538928                                    -7.15%
                                             to       47,935,317           to      478,483,590       0.32%          to
                                            2.25%                   10.056483                                    -6.41%
      2001...........................       0.95%                    8.581780                                    -8.97%
                                             to       48,273,320           to      542,219,480       0.37%          to
                                            2.10%                   11.278360                                    -8.33%
      2000...........................       0.95%                   10.049110                                     2.28%
                                             to       41,517,184           to      541,198,005       0.27%          to
                                            2.10%                   13.053970                                     2.87%
      1999...........................       0.95%                   10.291150                                     2.91% 05/03/99
                                             to       32,112,660           to      423,842,911       0.40%          to
                                            1.70%                   13.209740                                    10.23%
      1998...........................       0.95%                   11.692340                                    14.17%
                                             to       13,883,962           to      162,418,178       0.62%          to
                                            1.05%                   11.700070                                    14.23%
Gartmore GVIT U.S. Growth Leaders
 Fund - Class III
      2002...........................       0.95%                    8.029525                                   -19.70% 01/25/02
                                             to          370,336           to        2,985,604       0.00%          to
                                            2.05%                    8.077344                                   -19.23% 01/25/02
Gartmore GVIT Worldwide Leaders
 Fund - Class I
      2002...........................       0.95%                    7.079493                                    -6.87%
                                             to        3,447,484           to       32,506,661       1.03%          to
                                            2.20%                    9.698816                                    -6.11%
      2001...........................       0.95%                    8.170600                                   -15.37%
                                             to        3,713,460           to       39,683,456       1.02%          to
                                            1.90%                   10.971390                                   -14.72%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
2000 ....................       0.95%                        10.964880                                            -1.68%
                                  to          3,293,513             to       47,070,988          0.88%               to
                                2.10%                        14.671610                                            -1.11%
1999 ....................       0.95%                        12.676220                                             7.92%
                                  to          1,883,173             to       24,235,733          0.43%              to
                                1.35%                        13.195500                                             8.13%
1998 ....................       0.95%                        11.477600                                            13.63%
                                  to            743,557             to        8,538,284          1.46%               to
                                1.05%                        11.485180                                            13.69%
J.P. Morgan GVIT
Balanced Fund - Class I
2002 ....................       0.95%                         7.852440                                            -9.57%
                                  to         14,442,029             to      132,044,909          1.09%               to
                                2.20%                         9.292669                                            -8.92%
2001 ....................       0.95%                         8.977960                                            -2.79%
                                  to         11,754,505             to      121,869,544          1.19%               to
                                2.10%                        10.467730                                            -2.12%
2000 ....................       0.95%                         9.596370                                             1.56%
                                  to          7,901,517             to       87,209,596          1.49%               to
                                2.20%                        11.072460                                             2.20%
1999 ....................       0.95%                        11.217960                                             5.17%
                                  to          5,308,814             to       60,671,216          1.85%               to
                                1.50%                        11.435970                                             5.46%
1998 ....................       0.95%                        10.764680                                             6.28%
                                  to          1,661,324             to       17,892,133          1.72%               to
                                1.05%                        10.771790                                             6.33%
Janus AS - Capital
Appreciation Portfolio
- Service Shares
2002 ....................       0.95%                         5.663838                                            -8.34%
                                  to         43,068,361             to      289,144,834          0.20%               to
                                2.25%                         8.931793                                            -7.48%
2001 ....................       0.95%                         6.924880                                           -14.73%
                                  to         46,355,366             to      377,447,525          0.65%               to
                                2.00%                        10.789170                                           -14.01%
2000 ....................       0.95%                         9.576460                                            -4.24% 01/27/00
                                  to         26,830,554             to      258,335,369          0.08%               to
                                2.45%                         9.638580                                            -3.61% 01/27/00
Janus AS - Global
Technology Portfolio
- Service II Shares
2002 ....................       0.95%                         8.501801                                           -14.98% 05/01/02
                                  to            636,936             to        5,424,246          0.00%              to
                                2.20%                         8.520743                                           -14.79% 05/01/02
Janus AS - Global
Technology Portfolio
- Service Shares
2002 ....................       0.95%                         2.716514                                           -30.60%
                                  to         30,953,690             to       86,973,166          0.00%               to
                                2.20%                         2.836080                                           -29.99%
2001 ....................       0.95%                         4.696790                                           -27.00%
                                  to         37,421,913             to      179,118,732          0.55%               to
                                2.00%                         4.808720                                           -26.30%
2000 ....................       0.95%                         9.707500                                            -2.93% 01/27/00
                                  to         23,414,783             to      228,542,353          0.00%               to
                                2.45%                         9.770550                                            -2.29% 01/27/00

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
Janus AS - International
Growth Portfolio -
Service II Shares
  2002 ..................       0.95%                         9.193844                                            -8.06% 05/01/02
                                  to          1,647,500             to       15,177,575          0.00%               to
                                2.20%                         9.217050                                            -7.83% 05/01/02
Janus AS - International
Growth Portfolio
- Service Shares
  2002 ..................       0.95%                         5.266352                                           -13.30%
                                  to         29,542,980             to      189,174,631          0.32%               to
                                2.25%                         9.482951                                           -12.57%
  2001 ..................       0.95%                         6.800490                                           -16.65%
                                  to         34,312,522             to      279,106,060          0.52%               to
                                2.00%                        12.100750                                           -15.93%
  2000 ..................       0.95%                        10.033020                                             0.33% 01/27/00
                                  to         20,094,039             to      202,689,853          0.00%               to
                                2.45%                        10.098170                                             0.98% 01/27/00
MAS GVIT Multi Sector
Bond Fund - Class I
  2002 ..................       0.95%                        10.484925                                             0.91%
                                  to         13,037,637             to      146,687,774          2.99%               to
                                2.20%                        11.458588                                             1.58%
  2001 ..................       0.95%                        10.214330                                            -0.39%
                                  to          9,909,779             to      107,100,504          3.03%               to
                                1.95%                        10.989540                                             0.28%
  2000 ..................       0.95%                        10.027940                                             1.49%
                                  to          6,904,773             to       72,722,370          3.38%               to
                                1.95%                        10.707450                                             2.00%
  1999 ..................       0.95%                        10.059840                                            -1.75%
                                  to          4,526,993             to       45,711,402          3.20%               to
                                1.35%                        10.299350                                            -1.56%
  1998 ..................       0.95%                        10.236930                                             1.48%
                                  to          1,813,239             to       18,570,915          2.62%               to
                                1.05%                        10.243700                                             1.54%
Nationwide GVIT Strategic
Value Fund - Class I
  2002 ..................       0.95%                         7.248828                                           -15.61%
                                  to          1,654,926             to       14,490,869          0.00%               to
                                1.80%                        10.788824                                           -15.11%
  2001 ..................       0.95%                         8.905500                                            -1.49%
                                  to          2,040,202             to       21,730,676          0.32%               to
                                1.80%                        13.159450                                            -0.93%
  2000 ..................       0.95%                         8.347180                                            -2.22%
                                  to          1,982,373             to       19,645,109          0.50%               to
                                1.90%                        12.262040                                            -1.75%
  1999 ..................       0.95%                        10.896870                                             7.93%
                                  to          1,363,453             to       14,938,367          0.41%               to
                                1.40%                        14.083150                                             8.17%
  1998 ..................       0.95%                        10.401940                                             2.52%
                                  to            884,656             to        9,206,651          0.41%               to
                                1.05%                        10.408810                                             2.58%
Neuberger Berman AMT
- Guardian Portfolio
  2002 ..................       0.95%                         8.314876                                           -12.21%
                                  to          9,336,579             to      118,507,771          0.66%               to
                                2.25%                        13.471900                                           -11.60%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              CONTRACT                                                        INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
  2001 ..................       0.95%                         9.938820                                             0.42%
                                  to          7,021,258             to      106,746,723          0.42%               to
                                1.90%                        15.795430                                             1.11%
  2000 ..................       0.95%                        10.198630                                             2.62%
                                  to          4,490,237             to       70,911,168          0.52%               to
                                2.15%                        16.101090                                             3.24%
  1999 ..................       0.95%                        14.333540                                            16.47%
                                  to          3,724,600             to       59,039,206          0.30%               to
                                1.35%                        15.987110                                            16.70%
  1998 ..................       0.95%                        14.283040                                            36.00%
                                  to          1,220,329             to       17,438,128          0.02%               to
                                1.05%                        14.292450                                            36.07%
Neuberger Berman AMT
- Mid-Cap Growth Portfolio
  2002 ..................       0.95%                         8.099614                                           -18.21%
                                  to         16,203,574             to      202,626,816          0.00%               to
                                2.20%                        13.878573                                           -17.57%
  2001 ..................       0.95%                        11.539890                                           -14.51%
                                  to         15,738,904             to      281,148,914          0.00%               to
                                2.00%                        19.444570                                           -13.80%
  2000 ..................       0.95%                        10.190490                                             1.90% 01/21/00
                                  to          9,325,740             to      244,219,962          0.00%               to
                                2.40%                        27.626320                                            12.26%
  1999 ..................       0.95%                        14.307250                                             4.34%
                                  to          2,739,023             to       45,775,915          0.00%               to
                                1.50%                        16.892270                                             4.63%
  1998 ..................       0.95%                        14.672640                                            25.40%
                                  to          1,011,240             to       14,844,372          0.03%               to
                                1.05%                        14.682340                                            25.46%
Neuberger Berman AMT
- Partners Portfolio
  2002 ..................       0.95%                         7.906808                                           -10.89%
                                  to         11,089,019             to      109,454,335          0.52%               to
                                2.20%                        10.808038                                           -10.26%
  2001 ..................       0.95%                         9.239260                                            -1.81%
                                  to         10,717,385             to      120,056,543          0.37%               to
                                1.90%                        12.392920                                            -1.11%
  2000 ..................       0.95%                         9.322820                                            -1.61%
                                  to         10,601,639             to      118,040,150          0.75%               to
                                2.15%                        12.454730                                            -1.02%
  1999 ..................       0.95%                        11.771360                                            12.43%
                                  to         10,861,620             to      128,361,948          1.12%               to
                                1.50%                        13.358720                                            12.74%
  1998 ..................       0.95%                        10.679630                                             5.42%
                                  to          8,374,972             to       89,486,555          0.21%               to
                                1.05%                        10.686690                                             5.47%
Oppenheimer Aggressive
Growth Fund/VA
- Initial Class
  2002 ..................       0.95%                         7.649922                                           -18.41%
                                  to         20,730,351             to      214,486,184          0.63%               to
                                2.25%                        11.766258                                           -17.63%

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
  2001 ..................       0.95%                        10.116340                                           -27.97%
                                  to         23,957,575             to      320,273,939          0.89%               to
                                1.95%                        15.267710                                           -27.34%
  2000 ..................       0.95%                        10.513930                                             5.14% 01/21/00
                                  to         15,800,613             to      389,627,907          0.00%               to
                                2.40%                        28.876290                                            20.63%
  1999 ..................       0.95%                        12.757490                                            20.02%
                                  to          3,605,499             to       46,458,037          0.00%               to
                                1.65%                        15.876610                                            20.44%
  1998 ..................       0.95%                        11.131700                                            16.79%
                                  to          1,244,112             to       13,855,935          0.14%               to
                                1.05%                        11.139070                                            16.84%
Oppenheimer Capital
Appreciation Fund/VA
- Initial Class
  2002 ..................       0.95%                         6.642724                                           -20.31%
                                  to         35,850,231             to      426,394,038          0.56%               to
                                2.25%                        12.722735                                           -19.57%
  2001 ..................       0.95%                        11.699210                                            -6.12%
                                  to         30,300,134             to      491,048,885          0.59%               to
                                2.10%                        17.321260                                            -5.33%
  2000 ..................       0.95%                        10.784510                                             7.85% 01/21/00
                                  to         17,765,316             to      332,351,838          0.12%               to
                                2.40%                        20.192600                                             8.90%
  1999 ..................       0.95%                        13.890560                                            15.01%
                                  to          6,284,836             to       87,695,584          0.29%               to
                                1.40%                        15.256600                                            15.27%
  1998 ..................       0.95%                        11.439430                                            16.42%
                                  to          1,627,156             to       18,622,823          0.37%               to
                                1.05%                        11.447010                                            16.48%
Oppenheimer Global
Securities Fund/VA
- Initial Class
  2002 ..................       0.95%                         7.461078                                            -8.50%
                                  to         23,292,084             to      197,074,791          0.48%               to
                                2.40%                        12.039729                                            -7.61%
  2001 ..................       0.95%                         8.605530                                            -9.46%
                                  to         12,268,561             to      118,057,968          0.57%               to
                                1.85%                        13.710730                                            -8.81%
  2000 ..................       0.95%                        10.083280                                             0.83% 05/01/00
                                  to            504,209             to        5,088,087          0.00%               to
                                1.65%                        10.094990                                             0.95% 05/01/00
Oppenheimer Main Street
Growth & Income
Fund/VA - Initial Class
  2002 ..................       0.95%                         7.235256                                            -8.20%
                                  to         36,561,864             to      370,826,869          0.70%               to
                                2.25%                        11.010568                                            -7.46%
  2001 ..................       0.95%                         8.969600                                            -7.13%
                                  to         32,243,525             to      370,664,935          0.53%               to
                                2.00%                        12.535940                                            -6.40%
  2000 ..................       0.95%                         9.946930                                            -0.91%
                                  to         18,401,298             to      244,345,526          0.35%               to
                                2.45%                        14.801440                                            -0.28%
  1999 ..................       0.95%                        12.119860                                            13.79%
                                  to          6,517,019             to       79,543,578          0.39%               to
                                1.50%                        14.070230                                            14.10%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
    1998 ................       0.95%                        11.539630                                            12.50%
                                  to          2,113,549             to       24,401,314          0.12%               to
                                1.05%                        11.547260                                            12.55%
Strong GVIT Mid Cap
Growth Fund - Class I
    2002 ................       0.95%                         3.933716                                           -24.72%
                                  to          9,525,449             to       91,257,825          0.00%               to
                                2.25%                        10.129221                                           -24.08%
    2001 ................       0.95%                        10.379210                                           -14.92%
                                  to         10,276,487             to      161,313,715          0.00%               to
                                2.00%                        16.613970                                           -14.18%
    2000 ................       0.95%                         9.604890                                            -3.95% 01/21/00
                                  to          8,108,785             to      183,090,368          0.00%               to
                                2.45%                        24.181820                                             4.54%
    1999 ................       0.95%                        14.439660                                            24.44%
                                  to          1,556,841             to       22,594,578          0.00%               to
                                1.65%                        15.808710                                            24.88%
    1998 ................       0.95%                        11.202930                                             9.81%
                                  to            483,955             to        5,424,510          0.00%               to
                                1.05%                        11.210350                                             9.86%
Strong Opportunity
Fund II, Inc.
    2002 ................       0.95%                         7.690151                                           -16.32%
                                  to         21,674,157             to      181,709,348          0.00%               to
                                2.25%                         9.925523                                           -15.56%
    2001 ................       0.95%                         9.663510                                            -1.10%
                                  to         10,120,362             to      106,531,547          0.12%               to
                                1.90%                        12.331950                                            -0.43%
    2000 ................       0.95%                         9.611620                                            -3.88% 05/01/00
                                  to          1,007,584             to        9,697,292          0.00%               to
                                2.00%                         9.628430                                            -3.72% 05/01/00
Turner GVIT Growth
Focus Fund - Class I
    2002 ................       0.95%                         2.233044                                           -36.01%
                                  to          1,649,198             to        3,884,920          0.00%               to
                                1.90%                         2.466519                                           -35.47%
    2001 ................       0.95%                         4.250510                                           -28.05%
                                  to          1,240,010             to        5,599,665          0.00%               to
                                1.85%                         4.589990                                           -27.48%
Turner GVIT Growth
Focus Fund - Class III
    2002 ................       0.95%                         8.461676                                           -15.38% 05/01/02
                                  to             31,459             to          266,524          0.00%               to
                                1.55%                         8.476298                                           -15.24% 05/01/02
Van Eck WIT - Worldwide
Emerging Markets Fund
    2002 ................       0.95%                         6.761340                                             5.57%
                                  to          6,232,568             to       60,232,115          0.17%               to
                                2.20%                        14.843988                                             6.32%
    2001 ................       0.95%                         6.467390                                            -2.06%
                                  to          4,309,006             to       36,705,769          0.00%               to
                                1.95%                        14.206630                                            -1.20%

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
    2000 ................       0.95%                         8.569160                                           -14.31% 01/21/00
                                  to          3,962,688             to       48,200,399          0.00%               to
                                2.40%                        21.799670                                           -12.83%
    1999 ................       0.95%                         8.338960                                            44.95%
                                  to          2,057,427             to       17,792,020          0.00%               to
                                1.35%                        18.336340                                            45.24%
    1998 ................       0.95%                         6.772660                                           -23.16%
                                 to            476,847             to         3,231,081          0.52%              to
                                1.05%                         6.777150                                           -23.12%
Van Eck WIT - Worldwide
Hard Assets Fund
    2002 ................       0.95%                         7.801455                                             8.09%
                                  to          2,951,516             to       29,329,049          0.47%               to
                                2.05%                        13.389642                                             8.83%
    2001 ................       0.95%                         7.777580                                            -4.50%
                                  to          1,487,131             to       13,692,609          0.85%               to
                                1.90%                        13.368890                                            -3.87%
    2000 ................       0.95%                         7.590850                                             3.04%
                                  to          1,155,493             to        9,740,940          0.88%               to
                                1.70%                        13.067640                                             3.43%
    1999 ................       0.95%                         7.213410                                            17.42%
                                  to            643,006             to        4,780,014          0.96%               to
                                1.40%                        12.436770                                            17.68%
    1998 ................       0.95%                         7.740150                                           -13.79%
                                  to            222,841             to        1,725,697          0.26%               to
                                1.05%                         7.745280                                           -13.74%
Van Kampen UIF -
Emerging Markets
Debt Portfolio
    2002 ................       0.95%                        11.313014                                            -1.02%
                                  to          1,858,870             to       25,127,189          0.00%               to
                                2.20%                        17.420777                                            -0.32%
    2001 ................       0.95%                        10.864180                                             3.59%
                                  to          1,719,654             to       22,573,802          0.00%               to
                                1.85%                        16.738170                                             4.28%
    2000 ................       0.95%                        10.020020                                             5.45%
                                  to            959,241             to       10,686,393          0.00%               to
                                2.00%                        15.445370                                             6.01%
    1999 ................       0.95%                         8.300330                                            12.22%
                                  to            594,787             to        5,085,043          0.00%               to
                                1.30%                        12.801010                                            12.42%
    1998 ................       0.95%                         9.972550                                            -4.33%
                                  to            283,928             to        2,832,970          0.00%               to
                                1.05%                         9.979160                                            -4.28%
Van Kampen UIF -
Mid Cap Growth
Portfolio
    2002 ................       0.95%                         4.774212                                           -19.41%
                                  to          2,528,256             to       13,415,807          0.00%               to
                                2.20%                         7.107224                                           -18.82%
    2001 ................       0.95%                         7.036180                                           -18.25%
                                  to          1,431,470             to       11,136,803          0.00%               to
                                1.85%                        10.369490                                           -17.64%
    2000 ................       0.95%                         9.880670                                            -1.19% 05/01/00
                                  to             25,217             to          249,295          0.00%               to
                                1.50%                         9.889680                                            -1.10% 05/01/00

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
Van Kampen UIF - U.S.
Real Estate Portfolio
    2002 ................       0.95%                        13.077370                                             8.91%
                                  to         12,773,361             to      179,269,827          0.00%               to
                                2.40%                        15.455962                                             9.92%
    2001 ................       0.95%                        11.775580                                             6.74%
                                  to          7,260,549             to       90,898,206          0.00%               to
                                2.10%                        13.938470                                             7.57%
    2000 ................       0.95%                         9.825411                                            10.00%
                                  to          3,891,516             to       39,796,843          3.49%               to
                                11.65%                       11.647672                                            14.00%
    1999 ................       0.95%                         9.757089                                             8.00%
                                  to          2,192,153             to       21,555,017          5.95%               to
                                0.95%                        11.584281                                             8.00%
    1998 ................       0.95%                         9.781520                                            -5.00%
                                  to          1,990,026             to       14,168,987          0.14%               to
                                1.20%                         9.787990                                            -5.00%
Victory VIF
- Diversified
Stock Fund
Class A Shares
    2002 ................       0.95%                         8.100160                                           -14.47%
                                  to          2,061,684             to       17,190,398          0.19%               to
                                1.85%                         8.483092                                           -13.88%
    2001 ................       0.95%                         9.918840                                             2.64%
                                  to          1,644,729             to       16,636,236          0.19%               to
                                1.85%                        10.244140                                             3.33%
    2000 ................       1.00%                         9.720370                                            -3.16%
                                  to            566,815             to        5,533,058          0.49%               to
                                1.90%                         9.837010                                            -1.63% 05/01/00
Victory VIF
- Investment
Quality Bond Fund
Class A Shares
    2002 ................       1.20%                        11.588294                                             2.27%
                                  to             85,321             to        1,001,706          2.54%               to
                                1.65%                        11.746994                                             2.50%
    2001 ................       1.20%                        10.982110                                             1.49%
                                  to            100,573             to        1,114,141          4.16%               to
                                1.65%                        11.081950                                             1.73%
    2000 ................       1.20%                        10.202190                                             2.96%
                                  to             93,662             to          959,746          2.81%               to
                                1.65%                        10.248260                                             3.20%
Victory VIF - Small
Company Opportunity
Fund Class A Shares
    2002 ................       0.95%                        11.144916                                             6.18%
                                  to            149,567             to        1,730,168          0.15%               to
                                1.70%                        11.692387                                             6.81%
    2001 ................       0.95%                        11.279160                                            -0.43%
                                  to            129,461             to        1,522,532          0.21%               to
                                1.70%                        11.832290                                             0.15%
    2000 ................       1.20%                        10.593930                                             7.29%
                                  to             58,122             to          618,383          0.27%               to
                                1.65%                        10.641800                                             7.53%

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
W & R Target Funds -
Asset Strategy
Portfolio
  2002 ..................       0.95%                         9.089403                                             1.75%
                                  to          6,255,716             to       59,033,861          0.00%               to
                                2.10%                         9.492108                                             2.52%
  2001 ..................       0.95%                         9.390760                                            -9.46%
                                  to          2,810,318             to       26,525,657          0.00%               to
                                1.80%                         9.459470                                            -8.88%
W & R Target Funds -
Balanced Portfolio
  2002 ..................       0.95%                         8.840793                                            -4.83%
                                  to          5,943,389             to       54,043,065          0.00%               to
                                2.10%                         9.143396                                            -4.16%
  2001 ..................       0.95%                         9.760140                                            -4.60%
                                  to          2,640,873             to       25,912,033          0.00%               to
                                1.80%                         9.831220                                            -4.00%
W & R Target Funds
- Bond Portfolio
  2002 ..................       0.95%                        10.655078                                             2.49%
                                  to          6,510,896             to       72,796,630          0.00%               to
                                2.25%                        11.241048                                             3.24%
  2001 ..................       0.95%                        10.388420                                             1.66%
                                  to          2,465,994             to       25,750,349          0.00%               to
                                1.80%                        10.463220                                             2.30%
W & R Target Funds
- Core Equity Portfolio
  2002 ..................       0.95%                         7.291316                                           -14.05%
                                  to         26,270,284             to      194,804,447          0.00%               to
                                2.25%                         7.462182                                           -13.37%
  2001 ..................       0.95%                         8.964650                                           -12.21%
                                  to         11,425,204             to      102,958,806          0.00%               to
                                1.80%                         9.031050                                           -11.64%
W & R Target Funds
- Growth Portfolio
  2002 ..................       0.95%                         7.329092                                           -13.35%
                                  to         25,868,219             to      192,825,168          0.00%               to
                                2.25%                         7.558254                                           -12.67%
  2001 ..................       0.95%                         8.982760                                           -11.19%
                                  to         10,883,675             to       98,280,587          0.00%               to
                                1.80%                         9.049510                                           -10.61%
W & R Target Funds -
High Income Portfolio
  2002 ..................       0.95%                        10.086998                                            -5.42%
                                  to          3,892,845             to       40,174,842          0.00%               to
                                2.25%                        10.375096                                            -4.79%
  2001 ..................       0.95%                        10.537500                                             4.67%
                                  to          1,427,930             to       15,127,101          0.00%               to
                                1.80%                        10.612950                                             5.32%
W & R Target Funds -
International Portfolio
  2002 ..................       0.95%                         7.071266                                            -7.35%
                                  to          4,967,372             to       35,974,158          0.00%               to
                                2.25%                         7.294042                                            -6.70%
  2001 ..................       0.95%                         8.686130                                           -14.34%
                                  to          1,678,236             to       14,642,158          0.00%               to
                                1.70%                         8.745500                                           -13.84%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                              CONTRACT                                                         INVESTMENT
                               EXPENSE                        UNIT            CONTRACT          INCOME           TOTAL
                                RATE*          UNITS        FAIR VALUE     OWNERS' EQUITY       RATIO**          RETURN***
                                -----          -----        ----------     --------------       -------          ---------
W & R Target Funds
- Limited-Term
Bond Portfolio
  2002 ..................       0.95%                        10.650050                                             0.19%
                                  to            759,714             to        8,356,821          0.00%               to
                                2.25%                        11.062437                                             0.85%
  2001 ..................       0.95%                        10.519250                                             3.83%
                                  to            167,639             to        1,770,771          0.00%               to
                                1.70%                        10.588800                                             4.42%
W & R Target Funds -
Money Market Portfolio
  2002 ..................       0.95%                        10.096652                                            -0.56%
                                  to          2,816,447             to       28,858,511          0.59%               to
                                1.90%                        10.314796                                             0.11%
  2001 ..................       0.95%                        10.164030                                             1.29%
                                  to          1,942,574             to       19,813,325          1.94%               to
                                1.55%                        10.222810                                             1.80%
W & R Target Funds -
Science & Technology
Portfolio
  2002 ..................       0.95%                         6.652864                                           -20.17%
                                  to          7,503,579             to       50,767,248          0.00%               to
                                2.25%                         7.273788                                           -19.55%
  2001 ..................       0.95%                         8.338570                                           -13.98%
                                  to          3,281,581             to       27,506,951          0.00%               to
                                1.80%                         8.401950                                           -13.41%
W & R Target Funds -
Small Cap Portfolio
  2002 ..................       0.95%                         8.167890                                           -15.33%
                                  to         10,759,239             to       89,317,898          0.00%               to
                                2.25%                         8.518666                                           -14.68%
  2001 ..................       0.95%                        10.275420                                             2.01%
                                  to          3,249,745             to       33,562,465          0.00%               to
                                1.80%                        10.350670                                             2.66%
W & R Target Funds -
Value Portfolio
  2002 ..................       0.95%                         9.267984                                            -7.71%
                                  to          5,926,963             to       55,595,411          0.00%               to
                                2.25%                         9.421676                                            -7.06%
  2001 ..................       0.95%                         9.917670                                            -0.82% 05/01/01
                                  to            431,766             to        4,287,087          0.00%               to
                                1.65%                         9.934660       ----------                           -0.65% 05/01/01

                                                                CONTRACT
                                                            OWNERS' EQUITY
                                                            --------------
2002 Reserves for annuity contracts in payout phase:

        Tax qualified ..............................             19,966,938

        Non-tax qualified ..........................                 58,699
                                                            ---------------
2002 Contract owners' equity .......................        $12,662,352,179
                                                            ===============

2001 Reserves for annuity contracts in payout phase:

        Tax qualified ..............................              3,082,611

        Non-tax qualified ..........................              8,700,227
                                                            ---------------
2001 Contract owners' equity .......................        $11,985,281,400
                                                            ===============
2000 Reserves for annuity contracts in payout phase:

        Non-tax qualified ..........................                 14,444
                                                            ---------------
2000 Contract owners' equity .......................        $ 9,486,980,169
                                                            ===============
1999 Contract owners' equity .......................        $ 4,397,322,443
                                                            ===============
1998 Contract owners' equity .......................        $ 1,321,206,631
                                                            ===============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE INSURANCE COMPANY                               --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     Bulk Rate
                                                                U.S. Postage
                                                                    P A I D
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                --------------


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company